Schedule of Investments (unaudited) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
GM Financial Automobile Leasing Trust Series 2020-2, Class A4, 1.01%, 07/22/24 (Call 02/20/23)	$3,480	$3,516,362
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 02/20/23)	6,970	7,012,423
Volkswagen Auto Lease Trust, Series 2020-A, Class A3, 0.39%, 01/22/24 (Call 04/20/23)	2,130	2,130,572

Total Asset-Backed Securities — 0.0% (Cost: $12,578,324)		12,659,357

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	2,360	2,560,402
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 10/15/28)(a)	5,000	6,033,694
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	16,882,512
Series 2020, Class A5, 2.65%, 01/15/63	6,500	7,073,464
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	24,702,119
BANK, Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	5,925,358
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27) .	18,450	20,990,623
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	8,750	9,674,285
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	10,843,537
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	17,347,409
Benchmark Mortgage Trust
BMARK 2020-B19 B, Class B, 2.35%, 09/15/53	2,700	2,752,645
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 01/15/28)(a)	10,616	12,345,846
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	8,164,569
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	7,347,912
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	12,319,694
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	20,430,438
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	20,650	23,297,048
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 05/15/29)	20,000	23,114,818
Series 2020-B21, Class A4, 1.70%, 12/15/53	7,000	7,060,540
Series 2020-B21, Class A5, 1.98%, 12/15/53	8,616	8,857,996
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46 (Call 11/10/23)	10,000	10,874,644
Series 2014-GC25, Class AA, 3.37%, 10/10/47 (Call 07/10/24)	7,920	8,306,457
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	5,209	5,657,296
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	9,340	9,729,118
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	17,730	19,524,498
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	12,389,454
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	15,838,411
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	23,409,443
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	15,042,219
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	8,900	9,631,761

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	$2,800	$3,071,937
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	10,000	10,867,628
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	7,000	7,460,065
Series 2014-UBS2, Class A4, 3.69%, 03/10/47 (Call 01/10/24)	10,000	10,758,020
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	9,700	10,570,687
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	12,887	14,095,735
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	12,920	14,109,606
Series 2015-CR22, Class A5, 3.31%, 03/10/48	3,000	3,282,033
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	18,933,080
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,986,161
Series 2015-DC1, Class C, 4.45%, 02/10/48(a)	3,000	2,572,114
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	15,500	17,214,565
Series 2015-LC23, Class A2, 3.22%, 10/10/48	12,508	12,578,656
Series 2015-PC1, Class A2, 3.15%, 07/10/50 (Call 12/10/20)	1,671	1,662,224
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 06/10/25)	3,650	4,068,288
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,998,110
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 01/10/26)	4,000	4,487,791
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	10,963,529
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	19,587,857
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 10/15/26)	5,200	5,719,902
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	31,419,233
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	11,080,498
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 07/10/26)	1,000	1,088,761
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,549,067
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	5,000	5,231,071
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	10,000	10,903,131
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	20,000	21,376,426
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	6,000	6,560,115
Series 2015-GC32, Class A2, 3.06%, 07/10/48 (Call 12/10/20)	202	201,864
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	10,000	11,127,240
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	14,398,482
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	3,498,836
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	2,500	2,948,152
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	7,000	7,668,694

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	$9,660	$10,657,819
Series 2014-C24, Class A5, 3.64%, 11/15/47	16,995	18,587,804
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/11/24)(a)	3,800	4,016,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	9,000	9,810,725
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46	5,000	5,243,843
Series 2013-C10, Class A5, 4.22%, 07/15/46(a)	1,600	1,722,731
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	8,166	8,713,640
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	5,436,318
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	2,052,412
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	7,275	8,053,026
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	18,996,596
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	16,420	18,237,820
Series 2016-C32, Class A3, 3.46%, 12/15/49	10,040	11,265,801
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,911,709
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	13,501,375
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	21,700	25,554,653
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 05/15/28)	700	812,288
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	7,660	8,729,687
Series 2019-L3, Class AS, 3.49%, 11/15/52	720	799,754
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	21,020,268
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63 (Call 06/10/22)	19,115	19,678,490
Series 2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	5,500	5,750,922
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	25,059	26,937,199
Series 2014-LC16, Class A5, 3.82%, 08/15/50	15,200	16,460,049
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	13,909	14,603,630
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 02/15/25)	8,500	9,286,868
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	5,613,431
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	11,147	12,249,817
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	6,941,703
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2, 3.43%, 06/15/45	5,000	5,170,738
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	27,100	28,049,792
Series 2013-C11, Class A4, 3.04%, 03/15/45 (Call 11/15/22)	11,671	12,135,610

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2013-C14, Class A5, 3.34%, 06/15/46	$10,315	$10,899,209

		1,064,069,981

Total Collaterized Mortgage Obligations — 1.3% (Cost: $1,000,669,300)		1,064,069,981

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	1,193	1,274,410
4.20%, 04/15/24	1,692	1,876,157
4.65%, 10/01/28 (Call 07/01/28)	356	427,403
4.75%, 03/30/30 (Call 12/30/29)	1,558	1,914,237
5.40%, 10/01/48 (Call 04/01/48)	1,770	2,363,393
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	4,500	4,760,910
4.20%, 06/01/30 (Call 03/01/30)	1,361	1,638,617
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	5,063	5,747,062
3.63%, 05/01/22	3,567	3,726,552
3.65%, 11/01/24 (Call 08/01/24)	1,284	1,416,881
WPP Finance 2010
3.63%, 09/07/22	1,642	1,725,496
3.75%, 09/19/24	5,636	6,206,701

		33,077,819

Aerospace & Defense — 0.6%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	1,867	1,880,386
2.13%, 03/01/22 (Call 02/01/22)	2,740	2,770,277
2.25%, 06/15/26 (Call 03/15/26)	2,394	2,391,654
2.60%, 10/30/25 (Call 07/30/25)	2,958	3,010,120
2.70%, 05/01/22	2,137	2,183,864
2.70%, 02/01/27 (Call 12/01/26)	4,365	4,401,491
2.80%, 03/01/23 (Call 02/01/23)	2,475	2,541,627
2.80%, 03/01/24 (Call 02/01/24)	1,622	1,671,601
2.80%, 03/01/27 (Call 12/01/26)	1,750	1,758,225
2.85%, 10/30/24 (Call 07/30/24)	3,761	3,899,029
2.95%, 02/01/30 (Call 11/01/29)	3,840	3,849,907
3.10%, 05/01/26 (Call 03/01/26)	4,338	4,496,684
3.20%, 03/01/29 (Call 12/01/28)	2,881	2,950,807
3.25%, 03/01/28 (Call 12/01/27)	1,684	1,720,543
3.25%, 02/01/35 (Call 11/01/34)	2,734	2,686,729
3.38%, 06/15/46 (Call 12/15/45)	988	914,898
3.45%, 11/01/28 (Call 08/01/28)	4,433	4,597,775
3.50%, 03/01/39 (Call 09/01/38)	1,284	1,257,267
3.55%, 03/01/38 (Call 09/01/37)	1,805	1,777,420
3.60%, 05/01/34 (Call 02/01/34)	2,241	2,265,898
3.63%, 03/01/48 (Call 09/01/47)	695	666,296
3.65%, 03/01/47 (Call 09/01/46)	1,780	1,724,731
3.75%, 02/01/50 (Call 08/01/49)	5,605	5,634,931
3.83%, 03/01/59 (Call 09/01/58)	1,271	1,232,692
3.85%, 11/01/48 (Call 05/01/48)	1,924	1,900,142
3.90%, 05/01/49 (Call 11/01/48)	2,901	2,955,916
3.95%, 08/01/59 (Call 02/01/59)	3,288	3,331,665
4.51%, 05/01/23 (Call 04/01/23)	645	690,337
4.88%, 05/01/25 (Call 04/01/25)	10,852	12,112,894
5.04%, 05/01/27 (Call 03/01/27)	12,674	14,486,382
5.15%, 05/01/30 (Call 02/01/30)	11,353	13,381,440
5.71%, 05/01/40 (Call 11/01/39)	4,861	6,126,124

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
5.81%, 05/01/50 (Call 11/01/49)	$16,493	$21,774,388
5.88%, 02/15/40	2,733	3,399,606
5.93%, 05/01/60 (Call 11/01/59)	11,732	15,869,055
6.13%, 02/15/33	1,038	1,297,645
6.63%, 02/15/38	465	605,416
6.88%, 03/15/39	1,150	1,532,444
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	2,568	2,666,277
2.13%, 08/15/26 (Call 05/15/26)	3,973	4,265,770
2.25%, 11/15/22 (Call 08/15/22)	1,983	2,048,241
2.38%, 11/15/24 (Call 09/15/24)	456	485,927
2.63%, 11/15/27 (Call 08/15/27)	2,077	2,275,437
3.25%, 04/01/25 (Call 03/01/25)	1,865	2,056,853
3.38%, 05/15/23 (Call 04/15/23)	3,772	4,045,847
3.50%, 05/15/25 (Call 03/15/25)	4,178	4,674,179
3.50%, 04/01/27 (Call 02/01/27)	437	503,358
3.60%, 11/15/42 (Call 05/14/42)	428	520,855
3.63%, 04/01/30 (Call 01/01/30)	4,017	4,800,636
3.75%, 05/15/28 (Call 02/15/28)	4,162	4,893,222
4.25%, 04/01/40 (Call 10/01/39)	5,034	6,598,819
4.25%, 04/01/50 (Call 10/01/49)	2,855	3,963,454
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	4,022	4,285,481
4.70%, 08/15/25 (Call 05/15/25)	2,768	3,074,722
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	4,435	4,524,498
2.90%, 12/15/29 (Call 09/15/29)	1,806	2,002,926
3.83%, 04/27/25 (Call 01/27/25)	2,046	2,295,285
3.85%, 06/15/23 (Call 05/15/23)	3,863	4,174,396
3.85%, 12/15/26 (Call 09/15/26)	2,434	2,806,134
3.95%, 05/28/24 (Call 02/28/24)	1,165	1,278,378
4.40%, 06/15/28 (Call 03/15/28)	8,375	10,050,478
4.85%, 04/27/35 (Call 10/27/34)	1,698	2,247,829
5.05%, 04/27/45 (Call 10/27/44)	510	710,690
6.15%, 12/15/40	1,081	1,621,500
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	890	934,536
2.80%, 06/15/50 (Call 12/15/49)	2,905	3,169,704
2.90%, 03/01/25 (Call 12/01/24)	3,208	3,498,709
3.10%, 01/15/23 (Call 11/15/22)	2,172	2,287,507
3.55%, 01/15/26 (Call 10/15/25)	5,913	6,702,681
3.60%, 03/01/35 (Call 09/01/34)	4,250	5,227,712
3.80%, 03/01/45 (Call 09/01/44)	3,230	4,077,520
4.07%, 12/15/42	5,714	7,411,858
4.09%, 09/15/52 (Call 03/15/52)	5,026	6,812,090
4.50%, 05/15/36 (Call 11/15/35)	2,510	3,307,301
4.70%, 05/15/46 (Call 11/15/45)	5,555	7,869,991
5.72%, 06/01/40	627	928,186
Series B, 6.15%, 09/01/36	1,540	2,338,598
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	5,850	6,078,384
2.93%, 01/15/25 (Call 11/15/24)	6,661	7,229,783
3.20%, 02/01/27 (Call 11/01/26)	1,790	2,007,306
3.25%, 08/01/23	2,201	2,366,295
3.25%, 01/15/28 (Call 10/15/27)	5,802	6,548,543
3.85%, 04/15/45 (Call 10/15/44)	3,634	4,416,473
4.03%, 10/15/47 (Call 04/15/47)	7,346	9,321,854
4.40%, 05/01/30 (Call 02/01/30)	5,263	6,533,909
4.75%, 06/01/43	3,164	4,304,211
5.05%, 11/15/40	807	1,123,877

Security	Par (000)	Value

Aerospace & Defense (continued)
5.15%, 05/01/40 (Call 11/01/39)	$2,760	$3,850,310
5.25%, 05/01/50 (Call 11/01/49)	4,468	6,745,697
Northrop Grumman Systems Corp., 7.75%, 02/15/31	935	1,423,706
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	4,415	4,676,368
2.50%, 12/15/22 (Call 09/15/22)(b)	4,575	4,742,765
2.65%, 11/01/26 (Call 08/01/26)	25	27,554
2.80%, 03/15/22 (Call 02/15/22)(b)	3,846	3,955,534
3.13%, 05/04/27 (Call 02/04/27)	4,768	5,338,014
3.13%, 07/01/50 (Call 01/01/50)	2,670	3,005,405
3.20%, 03/15/24 (Call 01/15/24)(b)	4,826	5,196,782
3.50%, 03/15/27 (Call 12/15/26)(b)	5,082	5,782,096
3.70%, 12/15/23 (Call 09/15/23)(b)	2,248	2,436,405
3.75%, 11/01/46 (Call 05/01/46)	5,919	7,138,492
3.95%, 08/16/25 (Call 06/16/25)	3,863	4,412,087
4.05%, 05/04/47 (Call 11/04/46)	3,504	4,375,900
4.13%, 11/16/28 (Call 08/16/28)	6,109	7,279,484
4.15%, 05/15/45 (Call 11/16/44)	6,173	7,785,449
4.35%, 04/15/47 (Call 10/15/46)(b)	2,187	2,818,802
4.45%, 11/16/38 (Call 05/16/38)	2,495	3,180,676
4.50%, 06/01/42	11,437	15,116,169
4.63%, 11/16/48 (Call 05/16/48)	4,943	6,860,044
4.70%, 12/15/41(b)	1,623	2,062,606
4.80%, 12/15/43 (Call 06/15/43)(b)	2,971	3,906,182
4.88%, 10/15/40(b)	419	554,291
5.40%, 05/01/35	1,792	2,479,985
5.70%, 04/15/40	1,990	2,938,892
6.05%, 06/01/36	1,051	1,534,649
6.13%, 07/15/38	1,191	1,800,256
6.70%, 08/01/28	755	1,021,409
7.20%, 08/15/27(b)	1,903	2,573,275
7.50%, 09/15/29	1,280	1,859,136

		475,994,946

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	2,098	2,225,013
2.63%, 09/16/26 (Call 06/16/26)	3,976	4,285,373
2.85%, 08/09/22	7,216	7,508,609
2.95%, 05/02/23	1,118	1,179,579
3.40%, 05/06/30 (Call 02/06/30)	3,550	3,944,085
3.49%, 02/14/22	1,318	1,366,015
3.80%, 02/14/24 (Call 01/14/24)	3,184	3,476,132
3.88%, 09/16/46 (Call 03/16/46)	5,349	5,755,952
4.00%, 01/31/24	5,445	5,989,173
4.25%, 08/09/42	2,592	2,927,664
4.40%, 02/14/26 (Call 12/14/25)	3,022	3,505,943
4.45%, 05/06/50 (Call 11/06/49)	2,000	2,354,440
4.50%, 05/02/43	2,852	3,326,687
4.80%, 02/14/29 (Call 11/14/28)	6,117	7,340,889
5.38%, 01/31/44	8,134	10,548,415
5.80%, 02/14/39 (Call 08/14/38)	7,912	10,466,468
5.95%, 02/14/49 (Call 08/14/48)	7,447	10,563,421
6.20%, 02/14/59 (Call 08/14/58)	1,394	1,988,499
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,380	5,850,750
2.75%, 03/27/25 (Call 02/27/25)	429	464,620
3.25%, 03/27/30 (Call 12/27/29)	2,115	2,453,062
3.75%, 09/15/47 (Call 03/15/47)	1,074	1,361,950
4.02%, 04/16/43	637	814,481
4.50%, 03/15/49 (Call 09/15/48)	3,419	4,917,479

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.54%, 03/26/42	$677	$919,969
5.38%, 09/15/35	309	446,647
5.94%, 10/01/32	87	125,886
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,125	1,158,817
2.73%, 03/25/31 (Call 12/25/30)	2,316	2,387,356
2.79%, 09/06/24 (Call 08/06/24)	3,878	4,146,280
3.22%, 08/15/24 (Call 06/15/24)	5,185	5,606,281
3.22%, 09/06/26 (Call 07/06/26)	5,127	5,605,811
3.46%, 09/06/29 (Call 06/06/29)	7,012	7,689,009
3.56%, 08/15/27 (Call 05/15/27)	7,510	8,342,333
3.73%, 09/25/40 (Call 03/25/40)	1,086	1,134,316
3.98%, 09/25/50 (Call 03/25/50)	951	999,396
4.39%, 08/15/37 (Call 02/15/37)	6,849	7,700,536
4.54%, 08/15/47 (Call 02/15/47)	7,886	8,845,726
4.70%, 04/02/27 (Call 02/02/27)	1,691	1,983,239
4.76%, 09/06/49 (Call 03/06/49)	5,435	6,276,773
4.91%, 04/02/30 (Call 01/02/30)	3,543	4,268,252
5.28%, 04/02/50 (Call 02/02/49)	3,018	3,738,336
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	1,747	1,782,412
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	169	172,549
3.00%, 09/25/22 (Call 08/25/22)	3,989	4,134,519
3.25%, 08/15/26 (Call 05/15/26)	2,578	2,833,970
3.75%, 09/25/27 (Call 06/25/27)	2,205	2,460,626
4.35%, 03/15/24 (Call 02/15/24)	5,135	5,662,621
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	45	44,942
1.13%, 05/01/23	875	891,327
1.50%, 05/01/25 (Call 04/01/25)	1,989	2,055,452
2.10%, 05/01/30 (Call 02/01/30)	833	864,796
2.13%, 05/10/23 (Call 03/10/23)	2,382	2,475,994
2.38%, 08/17/22 (Call 07/17/22)	4,618	4,770,579
2.50%, 08/22/22	2,555	2,650,787
2.50%, 11/02/22 (Call 10/02/22)	3,286	3,415,633
2.63%, 02/18/22 (Call 01/18/22)	1,784	1,829,545
2.63%, 03/06/23	762	801,213
2.75%, 02/25/26 (Call 11/25/25)	2,732	2,977,771
2.88%, 05/01/24 (Call 04/01/24)	2,845	3,057,180
3.13%, 08/17/27 (Call 05/17/27)	2,010	2,247,964
3.13%, 03/02/28 (Call 12/02/27)	3,708	4,142,540
3.25%, 11/10/24	2,785	3,063,194
3.38%, 08/11/25 (Call 05/11/25)	1,770	1,971,284
3.38%, 08/15/29 (Call 05/15/29)	3,041	3,483,009
3.60%, 11/15/23	1,989	2,175,906
3.88%, 08/21/42	2,693	3,180,972
4.13%, 03/04/43	924	1,124,231
4.25%, 11/10/44	5,672	7,101,457
4.38%, 11/15/41	2,556	3,210,898
4.50%, 03/20/42	3,530	4,514,235
4.88%, 11/15/43	2,955	3,970,368
6.38%, 05/16/38	4,846	7,422,957
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	9,709	11,070,590
4.85%, 09/15/23	1,707	1,910,901
5.70%, 08/15/35 (Call 02/15/35)	671	850,915
5.85%, 08/15/45 (Call 02/12/45)	7,677	9,792,321
6.15%, 09/15/43	1,723	2,262,247

Security	Par (000)	Value

Agriculture (continued)
7.25%, 06/15/37	$2,179	$2,988,695

		295,356,262

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	708	691,219
Series 2016-1, Class AA, 3.58%, 07/15/29	591	577,351
Series 2016-2, Class AA, 3.20%, 12/15/29	666	637,172
Series 2016-3, Class AA, 3.00%, 04/15/30(c)	313	299,907
Series 2017-1, Class AA, 3.65%, 02/15/29	3,585	3,491,456
Series 2017-2, Class AA, 3.35%, 04/15/31	712	672,560
Series 2019-1, Class AA, 3.15%, 08/15/33	1,205	1,134,067
Continental Airlines 2012-1 Class A Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	2,019	1,988,409
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	274	269,475
Continental Airlines Inc. Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	100	98,593
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	5,000	4,953,000
JetBlue Pass Through Trust
Series 1A, 4.00%, 05/15/34	1,905	2,026,063
Series 2019-1, Class AA, 2.75%, 11/15/33	920	912,891
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,463	2,452,976
2.75%, 11/16/22 (Call 10/16/22)	2,625	2,708,921
3.00%, 11/15/26 (Call 08/15/26)	293	304,491
3.45%, 11/16/27 (Call 08/16/27)	2,289	2,431,422
4.75%, 05/04/23	4,780	5,180,946
5.13%, 06/15/27 (Call 04/15/27)	7,883	9,158,391
5.25%, 05/04/25 (Call 04/04/25)	3,954	4,506,413
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	1,306	1,195,046
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	632	621,436
Series 2014-1, Class A, 4.00%, 10/11/27	3,213	3,179,577
Series 2014-2, Class A, 3.75%, 03/03/28	3,402	3,286,193
Series 2016-1, Class AA, 3.10%, 01/07/30	2,438	2,388,616
Series 2016-2, Class AA, 2.88%, 04/07/30	1,115	1,082,877
Series 2018-1, Class AA, 3.50%, 09/01/31	1,944	1,863,934
Series 2019, Class AA, 4.15%, 02/25/33	216	214,635
Series 2019-2, Class AA, 2.70%, 11/01/33	1,439	1,366,948
Series 2020-1, Class A, 5.88%, 04/15/29	4,078	4,324,107

		64,019,092

Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	2,113	2,205,042
2.38%, 11/01/26 (Call 08/01/26)	293	319,763
2.40%, 03/27/25 (Call 02/27/25)	7,871	8,458,334
2.75%, 03/27/27 (Call 01/27/27)	5,692	6,313,851
2.85%, 03/27/30 (Call 12/27/29)	6,105	6,910,494
3.25%, 03/27/40 (Call 09/27/39)	7,045	8,286,963
3.38%, 11/01/46 (Call 05/01/46)	3,250	3,883,003
3.38%, 03/27/50 (Call 09/27/49)	1,917	2,307,282
3.63%, 05/01/43 (Call 11/01/42)	1,154	1,422,940
3.88%, 11/01/45 (Call 05/01/45)	3,473	4,438,702
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	345	377,502
Ralph Lauren Corp.
1.70%, 06/15/22	570	581,354
2.95%, 06/15/30 (Call 03/15/30)	1,549	1,641,057

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
3.75%, 09/15/25 (Call 07/15/25)	$4,105	$4,609,792
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	1,529	1,553,449
4.13%, 07/15/27 (Call 04/15/27)	3,189	3,380,786
4.25%, 04/01/25 (Call 01/01/25)	3,009	3,203,743
VF Corp.
2.05%, 04/23/22	123	125,712
2.40%, 04/23/25 (Call 03/23/25)	3,194	3,396,691
2.80%, 04/23/27 (Call 02/23/27)	3,507	3,818,597
2.95%, 04/23/30 (Call 01/23/30)	2,344	2,576,478

		69,811,535

Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.40%, 10/21/22	200	200,198
0.65%, 09/08/23	321	323,388
0.88%, 07/07/23	185	187,131
1.00%, 09/10/25	60	60,563
1.95%, 05/20/22	941	962,784
1.95%, 05/10/23	2,907	3,013,832
2.05%, 01/10/23	2,658	2,747,920
2.15%, 09/10/24	1,899	2,004,091
2.20%, 06/27/22	3,019	3,105,011
2.30%, 09/09/26	1,543	1,666,594
2.35%, 01/08/27	1,987	2,133,422
2.40%, 06/27/24	2,818	2,988,517
2.60%, 11/16/22	2,461	2,566,897
2.90%, 02/16/24	2,640	2,828,945
3.38%, 12/10/21	1,222	1,259,858
3.45%, 07/14/23	3,989	4,302,176
3.50%, 02/15/28	2,537	2,922,218
3.55%, 01/12/24	4,328	4,716,265
3.63%, 10/10/23	3,283	3,581,162
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	879	882,956
1.50%, 09/01/30 (Call 06/01/30)	540	541,296
2.60%, 09/01/50 (Call 03/01/50)	2,195	2,255,297
3.65%, 10/01/23 (Call 07/01/23)	3,376	3,656,242
4.88%, 10/01/43 (Call 04/01/43)	700	985,915
Daimler Finance North America LLC, 8.50%, 01/18/31	6,039	9,571,875
General Motors Co.
4.00%, 04/01/25	1,225	1,352,461
4.20%, 10/01/27 (Call 07/01/27)	1,587	1,787,756
4.88%, 10/02/23	5,666	6,259,514
5.00%, 10/01/28 (Call 07/01/28)	2,595	3,081,744
5.00%, 04/01/35	2,669	3,197,836
5.15%, 04/01/38 (Call 10/01/37)	2,858	3,408,622
5.20%, 04/01/45	2,457	2,981,324
5.40%, 10/02/23	3,534	3,960,978
5.40%, 04/01/48 (Call 10/01/47)	3,554	4,483,762
5.95%, 04/01/49 (Call 10/01/48)	3,147	4,239,387
6.13%, 10/01/25 (Call 09/01/25)	5,087	6,129,174
6.25%, 10/02/43	5,765	7,770,182
6.60%, 04/01/36 (Call 10/01/35)	4,750	6,411,123
6.75%, 04/01/46 (Call 10/01/45)	1,827	2,594,742
6.80%, 10/01/27 (Call 08/01/27)	2,863	3,683,335
General Motors Financial Co. Inc.
1.70%, 08/18/23	915	934,490
2.70%, 08/20/27 (Call 06/20/27)	114	120,124
2.75%, 06/20/25 (Call 05/20/25)	7,979	8,443,298
2.90%, 02/26/25 (Call 01/26/25)	5,585	5,918,145

Security	Par (000)	Value

Auto Manufacturers (continued)
3.15%, 06/30/22 (Call 05/30/22)	$6,772	$6,995,476
3.25%, 01/05/23 (Call 12/05/22)	7,323	7,656,123
3.45%, 01/14/22 (Call 12/14/21)	4,288	4,402,189
3.45%, 04/10/22 (Call 02/10/22)	6,296	6,489,161
3.50%, 11/07/24 (Call 09/07/24)	4,270	4,601,096
3.55%, 07/08/22	2,217	2,315,235
3.60%, 06/21/30 (Call 03/21/30)	4,930	5,494,534
3.70%, 05/09/23 (Call 03/09/23)	5,568	5,897,180
3.85%, 01/05/28 (Call 10/05/27)	3,389	3,759,587
3.95%, 04/13/24 (Call 02/13/24)	2,792	3,028,343
4.00%, 01/15/25 (Call 10/15/24)	1,469	1,608,599
4.00%, 10/06/26 (Call 07/06/26)	3,488	3,902,933
4.15%, 06/19/23 (Call 05/19/23)	3,832	4,120,243
4.25%, 05/15/23	386	415,869
4.30%, 07/13/25 (Call 04/13/25)	2,223	2,480,312
4.35%, 04/09/25 (Call 02/09/25)	1,742	1,944,647
4.35%, 01/17/27 (Call 10/17/26)	4,943	5,619,894
5.10%, 01/17/24 (Call 12/17/23)	5,625	6,288,413
5.20%, 03/20/23	10,620	11,644,618
5.25%, 03/01/26 (Call 12/01/25)	2,489	2,908,820
5.65%, 01/17/29 (Call 10/17/28)	2,214	2,736,061
PACCAR Financial Corp.
0.35%, 08/11/23	25	24,989
0.80%, 06/08/23	568	574,168
1.80%, 02/06/25	931	977,718
1.90%, 02/07/23	977	1,009,407
2.00%, 09/26/22	476	491,108
2.15%, 08/15/24	1,058	1,120,136
2.30%, 08/10/22	1,500	1,550,430
2.65%, 05/10/22	1,714	1,773,801
2.65%, 04/06/23	80	84,354
2.85%, 03/01/22	780	804,952
3.40%, 08/09/23	1,170	1,264,127
Toyota Motor Corp.
2.16%, 07/02/22	2,843	2,925,959
2.36%, 07/02/24	2,078	2,205,548
2.76%, 07/02/29	927	1,040,187
3.42%, 07/20/23	3,511	3,788,299
3.67%, 07/20/28	1,139	1,337,744
Toyota Motor Credit Corp.
0.35%, 10/14/22	450	450,387
0.45%, 07/22/22	397	398,052
0.50%, 08/14/23	360	361,033
0.80%, 10/16/25	300	301,233
1.15%, 05/26/22	1,392	1,409,567
1.15%, 08/13/27	1,598	1,595,811
1.35%, 08/25/23	1,402	1,438,690
1.80%, 02/13/25	2,253	2,357,044
2.00%, 10/07/24	1,211	1,273,548
2.15%, 09/08/22	3,117	3,218,552
2.15%, 02/13/30	3,760	4,014,702
2.25%, 10/18/23	2,987	3,144,056
2.60%, 01/11/22	733	751,589
2.63%, 01/10/23	1,995	2,089,842
2.65%, 04/12/22	7,237	7,466,196
2.70%, 01/11/23	2,123	2,226,963
2.80%, 07/13/22	1,403	1,459,288
2.90%, 03/30/23	5,340	5,649,720
2.90%, 04/17/24	1,142	1,228,963
3.00%, 04/01/25	4,008	4,400,223

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.05%, 01/11/28	$2,655	$2,986,052
3.20%, 01/11/27	4,077	4,590,335
3.30%, 01/12/22	1,149	1,187,055
3.35%, 01/08/24	2,902	3,149,918
3.38%, 04/01/30	904	1,056,586
3.40%, 04/14/25	3,275	3,655,064
3.45%, 09/20/23	4,431	4,803,691
3.65%, 01/08/29	5,515	6,530,367

		324,699,337

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	3,456	3,811,173
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	2,603	2,994,804
4.35%, 03/15/29 (Call 12/15/28)	760	866,955
4.40%, 10/01/46 (Call 04/01/46)	1,050	1,105,419
5.40%, 03/15/49 (Call 09/15/48)	1,557	1,907,356
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	1,880	2,004,494
3.38%, 03/15/25 (Call 12/15/24)(c)	25	27,493
4.38%, 03/15/45 (Call 09/15/44)	1,655	1,934,314
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	200	215,322
3.80%, 09/15/27 (Call 06/15/27)	3,450	3,804,384
4.25%, 05/15/29 (Call 02/15/29)	2,265	2,576,120
5.25%, 05/15/49 (Call 11/15/48)	964	1,160,087
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	452	485,118
3.63%, 06/15/24 (Call 03/15/24)	3,850	4,214,133
4.15%, 10/01/25 (Call 07/01/25)	1,649	1,892,195

		28,999,367

Banks — 5.7%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	4,417	4,567,355
2.63%, 05/19/22	1,624	1,679,216
2.63%, 11/09/22	1,508	1,576,222
3.70%, 11/16/25	3,410	3,896,675
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	8,130	8,167,804
1.13%, 09/18/25	8,155	8,186,315
Banco Santander SA
2.71%, 06/27/24	6,405	6,818,443
2.75%, 05/28/25	6,323	6,727,862
2.75%, 12/03/30	1,200	1,200,000
3.13%, 02/23/23	5,851	6,161,103
3.31%, 06/27/29	3,219	3,589,700
3.49%, 05/28/30	4,995	5,567,427
3.50%, 04/11/22	5,291	5,500,629
3.80%, 02/23/28	631	707,143
3.85%, 04/12/23	2,233	2,393,664
4.25%, 04/11/27	4,695	5,381,033
4.38%, 04/12/28	1,866	2,163,086
5.18%, 11/19/25	5,740	6,643,304
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,950	2,011,971
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)	250	253,568
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23)(a)	10,660	10,707,757
0.98%, 09/25/25 (Call 09/25/24)(a)	50	50,287
1.20%, 10/24/26 (Call 10/24/25)(a)	7,410	7,468,909

Security	Par (000)	Value

Banks (continued)
1.32%, 06/19/26 (Call 06/19/25)(a)	$12,126	$12,297,098
1.49%, 05/19/24 (Call 05/19/23)(a)	798	815,676
1.90%, 07/23/31 (Call 07/23/30)(a)	780	785,858
1.92%, 10/24/31 (Call 10/24/30)(a)	11,679	11,786,914
2.02%, 02/13/26 (Call 02/13/25)(a)	8,761	9,134,043
2.46%, 10/22/25 (Call 10/22/24)(a)	10,191	10,805,721
2.50%, 10/21/22 (Call 10/21/21)	8,015	8,166,804
2.50%, 02/13/31 (Call 02/13/30)(a)	11,954	12,622,946
2.59%, 04/29/31 (Call 04/29/30)(a)	20,501	21,825,570
2.68%, 06/19/41 (Call 06/19/40)(a)	11,768	12,267,316
2.82%, 07/21/23 (Call 07/21/22)(a)	6,463	6,704,587
2.83%, 10/24/51 (Call 10/24/50)(a)	2,694	2,830,370
2.88%, 04/24/23 (Call 04/24/22)(a)	9,382	9,691,325
2.88%, 10/22/30 (Call 10/22/29)(a)	6,403	6,995,534
3.00%, 12/20/23 (Call 12/20/22)(a)	25,354	26,627,785
3.09%, 10/01/25 (Call 10/01/24)(a)	2,871	3,106,508
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)	7,883	8,116,652
3.19%, 07/23/30 (Call 07/23/29)(a)	9,244	10,312,237
3.25%, 10/21/27 (Call 10/21/26)	9,311	10,349,176
3.30%, 01/11/23	17,732	18,806,205
3.37%, 01/23/26 (Call 01/23/25)(a)	4,276	4,689,019
3.42%, 12/20/28 (Call 12/20/27)(a)	15,867	17,859,895
3.46%, 03/15/25 (Call 03/15/24)(a)	5,601	6,077,869
3.50%, 04/19/26	10,662	12,076,314
3.55%, 03/05/24 (Call 03/05/23)(a)	6,105	6,503,534
3.56%, 04/23/27 (Call 04/23/26)(a)	13,252	14,881,466
3.59%, 07/21/28 (Call 07/21/27)(a)	8,111	9,175,812
3.71%, 04/24/28 (Call 04/24/27)(a)	8,195	9,330,417
3.82%, 01/20/28 (Call 01/20/27)(a)	9,127	10,436,724
3.86%, 07/23/24 (Call 07/23/23)(a)	7,921	8,595,156
3.88%, 08/01/25	7,572	8,606,032
3.95%, 01/23/49 (Call 01/23/48)(a)	1,877	2,361,660
3.97%, 03/05/29 (Call 03/05/28)(a)	7,695	8,948,054
3.97%, 02/07/30 (Call 02/07/29)(a)	7,367	8,634,787
4.00%, 04/01/24	5,645	6,252,741
4.00%, 01/22/25	8,464	9,476,210
4.08%, 04/23/40 (Call 04/23/39)(a)	4,534	5,589,833
4.08%, 03/20/51 (Call 03/20/50)(a)	20,561	26,246,528
4.10%, 07/24/23	4,374	4,791,586
4.13%, 01/22/24	3,189	3,527,130
4.20%, 08/26/24	6,500	7,280,585
4.24%, 04/24/38 (Call 04/24/37)(a)	6,029	7,513,219
4.25%, 10/22/26	9,378	10,955,004
4.27%, 07/23/29 (Call 07/23/28)(a)	10,669	12,687,895
4.33%, 03/15/50 (Call 03/15/49)(a)	7,805	10,330,152
4.44%, 01/20/48 (Call 01/20/47)(a)	4,008	5,332,884
4.45%, 03/03/26	6,129	7,151,869
4.88%, 04/01/44	665	925,733
5.00%, 01/21/44	6,875	9,809,044
5.70%, 01/24/22	660	700,484
5.88%, 02/07/42	5,094	7,845,117
6.11%, 01/29/37	6,652	9,747,242
6.22%, 09/15/26	1,553	1,950,475
7.75%, 05/14/38	7,704	13,152,654
Series L, 3.95%, 04/21/25	9,800	10,996,090
Series L, 4.18%, 11/25/27 (Call 11/25/26)	8,181	9,448,237
Series L, 4.75%, 04/21/45	3,648	5,059,083

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America N.A.
3.34%, 01/25/23 (Call 01/25/22)(a)	$2,666	$2,756,857
6.00%, 10/15/36	5,996	8,843,261
Bank of Montreal
1.85%, 05/01/25	5,377	5,633,322
2.05%, 11/01/22	1,648	1,702,598
2.35%, 09/11/22	2,578	2,673,257
2.50%, 06/28/24	370	394,365
2.55%, 11/06/22 (Call 10/06/22)	5,618	5,849,349
2.90%, 03/26/22	6,205	6,418,390
3.80%, 12/15/32 (Call 12/15/27)(a)	5,496	6,223,231
4.34%, 10/05/28 (Call 10/05/23)(a)	2,614	2,833,654
Series E, 3.30%, 02/05/24	7,026	7,608,877
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,301	1,355,317
1.85%, 01/27/23 (Call 12/27/22)	2,693	2,777,075
1.95%, 08/23/22	952	979,541
2.10%, 10/24/24	2,691	2,845,275
2.20%, 08/16/23 (Call 06/16/23)	5,425	5,674,279
2.45%, 08/17/26 (Call 05/17/26)	5,910	6,424,170
2.60%, 02/07/22 (Call 01/07/22)	3,394	3,482,753
2.66%, 05/16/23 (Call 05/16/22)(a)	4,830	4,989,583
2.80%, 05/04/26 (Call 02/04/26)	5,582	6,175,813
2.95%, 01/29/23 (Call 12/29/22)	5,044	5,315,972
3.00%, 10/30/28 (Call 07/30/28)	2,697	3,015,947
3.25%, 09/11/24 (Call 08/11/24)	1,744	1,911,424
3.25%, 05/16/27 (Call 02/16/27)	3,227	3,649,221
3.30%, 08/23/29 (Call 05/23/29)	1,521	1,741,515
3.40%, 05/15/24 (Call 04/15/24)	4,115	4,502,098
3.40%, 01/29/28 (Call 10/29/27)	3,467	3,987,570
3.44%, 02/07/28 (Call 02/07/27)(a)	2,106	2,411,012
3.45%, 08/11/23	3,727	4,029,781
3.50%, 04/28/23	2,254	2,422,667
3.85%, 04/28/28	1,600	1,918,272
3.95%, 11/18/25 (Call 10/18/25)	4,165	4,853,100
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	3,199	3,502,489
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,861	2,039,154
Bank of Nova Scotia (The)
0.55%, 09/15/23	775	778,061
1.30%, 06/11/25	3,377	3,450,821
1.63%, 05/01/23	1,809	1,861,099
1.95%, 02/01/23	1,193	1,232,238
2.00%, 11/15/22	2,464	2,544,474
2.20%, 02/03/25	4,624	4,888,632
2.38%, 01/18/23	1,974	2,055,250
2.45%, 09/19/22	5,738	5,963,561
2.70%, 03/07/22	2,310	2,381,795
2.70%, 08/03/26	4,906	5,399,249
3.40%, 02/11/24	10,481	11,388,026
4.50%, 12/16/25	4,036	4,665,051
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	541	620,981
5.13%, 06/11/30 (Call 03/11/30)	1,550	1,750,415
Barclays Bank PLC
1.70%, 05/12/22 (Call 04/12/22)	5,375	5,472,341
3.75%, 05/15/24	500	548,625
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30)(a)	431	448,227
2.85%, 05/07/26 (Call 05/07/25)(a)	2,465	2,617,337
3.56%, 09/23/35 (Call 09/23/30)(a)	600	625,878

Security	Par (000)	Value

Banks (continued)
3.65%, 03/16/25	$9,518	$10,435,440
3.68%, 01/10/23 (Call 01/10/22)	5,617	5,798,541
3.93%, 05/07/25 (Call 05/07/24)(a)	5,712	6,213,171
4.34%, 05/16/24 (Call 05/16/23)(a)	5,064	5,463,398
4.34%, 01/10/28 (Call 01/10/27)	6,579	7,522,429
4.38%, 09/11/24	6,144	6,767,432
4.38%, 01/12/26	12,827	14,651,128
4.61%, 02/15/23 (Call 02/15/22)(a)	5,858	6,128,581
4.84%, 05/09/28 (Call 05/07/27)	6,726	7,627,688
4.95%, 01/10/47	5,787	7,778,480
4.97%, 05/16/29 (Call 05/16/28)(a)	4,835	5,794,602
5.09%, 06/20/30 (Call 06/20/29)(a)	4,655	5,488,012
5.20%, 05/12/26	6,473	7,509,263
5.25%, 08/17/45	4,445	6,206,820
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	2,195	2,274,700
3.88%, 04/10/25 (Call 03/10/25)	3,937	4,377,708
2.50%, 08/27/24 (Call 07/27/24)	1,702	1,809,481
BNP Paribas SA
3.25%, 03/03/23	4,410	4,695,503
4.25%, 10/15/24	3,774	4,227,144
BPCE SA
2.75%, 12/02/21	992	1,016,046
3.38%, 12/02/26	3,045	3,444,656
4.00%, 04/15/24	3,185	3,531,687
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	1,273	1,288,645
0.95%, 10/23/25	2,410	2,428,726
2.25%, 01/28/25	1,477	1,565,901
2.55%, 06/16/22	5,063	5,243,040
2.61%, 07/22/23 (Call 07/22/22)(a)	4,704	4,871,839
3.10%, 04/02/24	5,463	5,908,016
3.50%, 09/13/23	5,511	5,990,292
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	7,311	7,986,098
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23)(a)	801	803,331
1.68%, 05/15/24 (Call 05/15/23)(a)	813	834,984
2.57%, 06/03/31 (Call 06/03/30)(a)	11,793	12,547,516
2.67%, 01/29/31 (Call 01/29/30)(a)	8,632	9,273,789
2.70%, 10/27/22 (Call 09/27/22)	6,108	6,361,238
2.75%, 04/25/22 (Call 03/25/22)	7,965	8,212,074
2.88%, 07/24/23 (Call 07/24/22)(a)	11,915	12,370,987
2.90%, 12/08/21 (Call 11/08/21)	5,188	5,310,956
2.98%, 11/05/30 (Call 11/05/29)(a)	2,074	2,263,730
3.11%, 04/08/26 (Call 04/08/25)(a)	10,979	11,922,096
3.14%, 01/24/23 (Call 01/24/22)(a)	8,814	9,073,925
3.20%, 10/21/26 (Call 07/21/26)	9,323	10,341,631
3.30%, 04/27/25	5,022	5,574,621
3.35%, 04/24/25 (Call 04/24/24)(a)	9,936	10,760,688
3.38%, 03/01/23	1,935	2,056,770
3.40%, 05/01/26	6,356	7,111,919
3.50%, 05/15/23	6,170	6,600,111
3.52%, 10/27/28 (Call 10/27/27)(a)	9,195	10,369,569
3.67%, 07/24/28 (Call 07/24/27)(a)	7,237	8,205,311
3.70%, 01/12/26	6,269	7,101,899
3.75%, 06/16/24	4,465	4,929,985
3.88%, 10/25/23	1,265	1,390,577
3.88%, 03/26/25	4,493	5,010,773
3.88%, 01/24/39 (Call 01/22/38)(a)	866	1,040,014
3.89%, 01/10/28 (Call 01/10/27)(a)	10,064	11,470,746

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.98%, 03/20/30 (Call 03/20/29)(a)	$8,567	$10,028,273
4.00%, 08/05/24	3,174	3,526,631
4.04%, 06/01/24 (Call 06/01/23)(a)	6,422	6,965,687
4.05%, 07/30/22	3,603	3,816,622
4.08%, 04/23/29 (Call 04/23/28)(a)	8,593	10,043,069
4.13%, 07/25/28	5,799	6,764,765
4.28%, 04/24/48 (Call 04/24/47)(a)	575	751,111
4.30%, 11/20/26	5,059	5,860,548
4.40%, 06/10/25	6,720	7,687,546
4.41%, 03/31/31 (Call 03/31/30)(a)	11,254	13,579,527
4.45%, 09/29/27	14,043	16,473,282
4.50%, 01/14/22	1,360	1,423,498
4.60%, 03/09/26	7,675	8,961,100
4.65%, 07/30/45	4,762	6,455,748
4.65%, 07/23/48 (Call 06/23/48)	5,166	7,170,201
4.75%, 05/18/46	8,958	11,866,304
5.30%, 05/06/44	5,435	7,604,598
5.32%, 03/26/41 (Call 03/26/40)(a)	4,811	6,812,809
5.50%, 09/13/25	7,146	8,596,995
5.88%, 02/22/33	971	1,288,391
5.88%, 01/30/42	3,729	5,697,465
6.00%, 10/31/33	3,839	5,301,621
6.13%, 08/25/36	873	1,234,439
6.63%, 01/15/28	275	359,461
6.63%, 06/15/32	2,305	3,289,950
6.68%, 09/13/43	3,057	4,953,349
8.13%, 07/15/39	6,600	11,934,648
Citizens Bank N.A./Providence RI
2.65%, 05/26/22 (Call 04/26/22)	2,847	2,935,257
3.25%, 02/14/22 (Call 01/14/22)	1,071	1,105,101
3.70%, 03/29/23 (Call 02/28/23)	2,430	2,602,311
3.75%, 02/18/26 (Call 11/18/25)	1,701	1,934,819
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	745	791,250
2.64%, 09/30/32 (Call 07/02/32)(b)	57	59,092
2.85%, 07/27/26 (Call 04/25/26)	2,475	2,731,757
3.25%, 04/30/30 (Call 01/30/30)	3,924	4,409,242
Comerica Bank
2.50%, 07/23/24	1,726	1,837,845
4.00%, 07/27/25	850	953,114
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	4,493	4,864,032
4.00%, 02/01/29 (Call 10/31/28)	2,266	2,650,608
Cooperatieve Rabobank UA
3.75%, 07/21/26	7,683	8,650,443
3.88%, 02/08/22	8,127	8,469,309
3.95%, 11/09/22	5,541	5,893,075
4.38%, 08/04/25	5,357	6,115,230
4.63%, 12/01/23	7,127	7,939,050
5.25%, 05/24/41	2,580	3,804,674
5.25%, 08/04/45	5,745	8,251,888
5.75%, 12/01/43	4,685	7,035,277
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	1,238	1,271,612
2.75%, 01/10/23	3,198	3,358,795
3.38%, 05/21/25	2,558	2,866,674
Credit Suisse AG/New York NY
1.00%, 05/05/23	10,525	10,666,035
2.80%, 04/08/22	325	335,732
2.95%, 04/09/25	4,319	4,726,800

Security	Par (000)	Value

Banks (continued)
3.63%, 09/09/24	$10,814	$11,997,052
Credit Suisse Group AG
3.75%, 03/26/25	10,567	11,740,043
3.80%, 06/09/23	7,388	7,956,654
4.55%, 04/17/26	2,379	2,789,449
4.88%, 05/15/45	7,373	10,183,661
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	7,609	8,049,561
Deutsche Bank AG, 4.10%, 01/13/26	2,923	3,221,731
Deutsche Bank AG/London, 3.70%, 05/30/24	6,079	6,526,962
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25)(a)	3,520	3,561,571
2.22%, 09/18/24 (Call 09/18/23)(a)	8,655	8,832,860
3.30%, 11/16/22	3,893	4,055,105
3.55%, 09/18/31 (Call 09/18/30)(a)	5,620	6,039,702
3.70%, 05/30/24	1,871	2,005,843
3.95%, 02/27/23	4,176	4,431,613
3.96%, 11/26/25 (Call 11/26/24)(a)	3,260	3,526,896
4.10%, 01/13/26(c)	1,220	1,345,745
Series D, 5.00%, 02/14/22	3,423	3,579,842
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	2,690	2,844,729
2.70%, 02/06/30 (Call 11/06/29)	3,765	4,006,336
3.35%, 02/06/23 (Call 01/06/23)	4,018	4,255,223
3.45%, 07/27/26 (Call 04/27/26)	3,348	3,741,959
4.20%, 08/08/23	1,830	2,003,173
4.25%, 03/13/26	955	1,098,135
4.65%, 09/13/28 (Call 06/13/28)	2,600	3,103,802
4.68%, 08/09/28 (Call 08/09/23)(a)	2,146	2,269,996
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	2,745	2,822,958
2.38%, 01/28/25 (Call 12/29/24)	2,850	3,021,342
2.55%, 05/05/27 (Call 04/05/27)	5,234	5,646,230
2.60%, 06/15/22 (Call 05/15/22)	1,981	2,044,055
3.50%, 03/15/22 (Call 02/15/22)	1,927	1,999,031
3.65%, 01/25/24 (Call 12/25/23)	5,841	6,356,643
3.95%, 03/14/28 (Call 02/14/28)	4,152	4,868,095
4.30%, 01/16/24 (Call 12/16/23)	3,400	3,753,022
8.25%, 03/01/38	1,519	2,570,270
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	1,855	1,908,665
2.25%, 02/01/27 (Call 01/01/27)	4,816	5,108,476
3.85%, 03/15/26 (Call 02/15/26)	1,834	2,081,113
3.95%, 07/28/25 (Call 06/28/25)	3,212	3,680,053
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	1,148	1,336,582
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)	400	422,308
First Horizon National Corp., 4.00%, 05/26/25 (Call 04/26/25)	45	49,697
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	914	940,762
4.38%, 08/01/46 (Call 02/01/46)	2,310	2,855,969
4.63%, 02/13/47 (Call 08/13/46)	2,538	3,247,701
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	300	303,177
Goldman Sachs Capital I, 6.35%, 02/15/34	4,800	6,642,864
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	5,866	6,322,492
2.91%, 06/05/23 (Call 06/05/22)(a)	2,918	3,024,244
2.91%, 07/24/23 (Call 07/24/22)(a)	7,101	7,378,933
3.00%, 04/26/22 (Call 04/26/21)	12,689	12,818,301
3.20%, 02/23/23 (Call 01/23/23)	4,548	4,810,283

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.27%, 09/29/25 (Call 09/29/24)(a)	$8,010	$8,729,618
3.50%, 01/23/25 (Call 10/23/24)	3,064	3,369,879
3.50%, 04/01/25 (Call 03/01/25)	12,654	14,020,632
3.50%, 11/16/26 (Call 11/16/25)	8,403	9,408,251
3.63%, 01/22/23	10,199	10,880,089
3.63%, 02/20/24 (Call 01/20/24)	4,944	5,391,580
3.69%, 06/05/28 (Call 06/05/27)(a)	9,462	10,828,124
3.75%, 05/22/25 (Call 02/22/25)	9,432	10,541,486
3.75%, 02/25/26 (Call 11/25/25)	8,223	9,329,487
3.80%, 03/15/30 (Call 12/15/29)	12,917	15,132,136
3.81%, 04/23/29 (Call 04/23/28)(a)	6,869	7,921,537
3.85%, 07/08/24 (Call 04/08/24)	11,918	13,127,558
3.85%, 01/26/27 (Call 01/26/26)	11,450	13,073,152
4.00%, 03/03/24	8,752	9,663,083
4.02%, 10/31/38 (Call 10/31/37)(a)	9,546	11,706,737
4.22%, 05/01/29 (Call 05/01/28)(a)	6,161	7,297,766
4.25%, 10/21/25	2,018	2,316,038
4.41%, 04/23/39 (Call 04/23/38)(a)	2,357	3,022,287
4.75%, 10/21/45 (Call 04/21/45)	7,609	10,625,132
4.80%, 07/08/44 (Call 01/08/44)	7,984	11,063,030
5.15%, 05/22/45	8,277	11,567,273
5.75%, 01/24/22	18,760	19,903,422
5.95%, 01/15/27	3,650	4,621,155
6.13%, 02/15/33	2,102	3,052,777
6.25%, 02/01/41	5,287	8,304,608
6.45%, 05/01/36	2,676	3,937,734
6.75%, 10/01/37	19,685	30,177,696
Series VAR, 0.63%, 11/17/23 (Call 11/17/22)(a)	150	150,374
HSBC Bank USA N.A., 7.00%, 01/15/39	1,825	2,855,797
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	550	745,828
5.88%, 11/01/34	1,050	1,488,543
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26)(a)	200	201,564
1.65%, 04/18/26 (Call 04/18/25)(a)	8,145	8,264,487
2.01%, 09/22/28 (Call 09/22/27)(a)	475	482,567
2.10%, 06/04/26 (Call 06/04/25)(a)	950	980,562
2.36%, 08/18/31 (Call 08/18/30)(a)	428	439,154
2.63%, 11/07/25 (Call 11/07/24)(a)	7,929	8,368,425
2.85%, 06/04/31 (Call 06/04/30)(a)	2,128	2,270,491
3.03%, 11/22/23 (Call 11/22/22)(a)	2,187	2,289,242
3.26%, 03/13/23 (Call 03/13/22)(a)	8,300	8,587,180
3.60%, 05/25/23	7,177	7,709,318
3.80%, 03/11/25 (Call 03/11/24)(a)	7,910	8,595,243
3.90%, 05/25/26	6,404	7,249,328
3.95%, 05/18/24 (Call 05/18/23)(a)	4,594	4,946,084
3.97%, 05/22/30 (Call 05/22/29)(a)	11,590	13,289,094
4.04%, 03/13/28 (Call 03/13/27)(a)	7,890	8,953,966
4.25%, 03/14/24	10,132	11,109,434
4.25%, 08/18/25	7,440	8,386,889
4.29%, 09/12/26 (Call 09/15/25)(a)	7,921	8,981,226
4.30%, 03/08/26	8,782	10,094,382
4.38%, 11/23/26	7,160	8,190,038
4.58%, 06/19/29 (Call 06/19/28)(a)	10,739	12,679,859
4.95%, 03/31/30	10,067	12,547,609
5.25%, 03/14/44	6,114	8,296,698
6.10%, 01/14/42	1,827	2,735,951
6.50%, 05/02/36	10,629	15,159,399
6.50%, 09/15/37	9,149	13,168,156
6.80%, 06/01/38	5,134	7,631,845

Security	Par (000)	Value

Banks (continued)
7.63%, 05/17/32	$2,224	$3,196,222
HSBC USA Inc., 3.50%, 06/23/24	1,548	1,680,122
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,255	1,280,803
2.55%, 02/04/30 (Call 01/04/30)	3,869	4,146,794
2.63%, 08/06/24 (Call 07/06/24)	1,942	2,079,940
4.00%, 05/15/25 (Call 04/15/25)	1,217	1,381,100
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	2,085	2,140,920
2.50%, 08/07/22 (Call 07/07/22)	4,282	4,428,573
3.13%, 04/01/22 (Call 03/01/22)	1,831	1,897,319
3.55%, 10/06/23 (Call 09/06/23)	2,993	3,249,470
Industrial & Commercial Bank of China Ltd./New York NY
2.96%, 11/08/22	915	948,224
3.54%, 11/08/27	2,100	2,321,718
ING Groep NV
3.15%, 03/29/22	4,619	4,783,991
3.55%, 04/09/24	3,823	4,175,366
3.95%, 03/29/27	8,757	10,086,750
4.05%, 04/09/29	5,748	6,863,974
4.10%, 10/02/23	3,500	3,847,550
4.55%, 10/02/28	2,866	3,494,370
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23)(a)	890	894,228
1.51%, 06/01/24 (Call 06/01/23)(a)	913	934,793
1.76%, 11/19/31 (Call 11/19/30)(a)	400	401,844
2.01%, 03/13/26 (Call 03/13/25)(a)	11,604	12,121,887
2.08%, 04/22/26 (Call 04/22/25)(a)	10,157	10,658,553
2.18%, 06/01/28 (Call 06/01/27)(a)	6,092	6,391,483
2.30%, 10/15/25 (Call 10/15/24)(a)	4,767	5,039,005
2.52%, 04/22/31 (Call 04/22/30)(a)	11,540	12,331,529
2.70%, 05/18/23 (Call 03/18/23)	5,861	6,167,237
2.74%, 10/15/30 (Call 10/15/29)(a)	5,390	5,848,366
2.78%, 04/25/23 (Call 04/25/22)(a)	4,668	4,822,277
2.95%, 10/01/26 (Call 07/01/26)	11,079	12,225,012
2.96%, 05/13/31 (Call 05/13/30)(a)	1,030	1,123,153
2.97%, 01/15/23 (Call 01/15/22)	9,494	9,772,079
3.11%, 04/22/41 (Call 04/22/40)(a)	8,426	9,389,682
3.11%, 04/22/51 (Call 04/22/50)(a)	12,630	14,142,695
3.13%, 01/23/25 (Call 10/23/24)	6,692	7,309,939
3.20%, 01/25/23	9,268	9,821,207
3.20%, 06/15/26 (Call 03/15/26)	5,507	6,144,435
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(a)	10,463	10,848,875
3.22%, 03/01/25 (Call 03/01/24)(a)	4,981	5,378,235
3.25%, 09/23/22	11,664	12,279,159
3.30%, 04/01/26 (Call 01/01/26)	8,920	9,955,255
3.38%, 05/01/23	8,786	9,380,724
3.51%, 01/23/29 (Call 01/23/28)(a)	8,946	10,150,937
3.54%, 05/01/28 (Call 05/01/27)(a)	4,390	4,976,636
3.56%, 04/23/24 (Call 04/23/23)(a)	9,870	10,576,495
3.63%, 05/13/24	6,665	7,350,629
3.63%, 12/01/27 (Call 12/01/26)	6,671	7,550,104
3.70%, 05/06/30 (Call 05/06/29)(a)	8,307	9,596,496
3.78%, 02/01/28 (Call 02/01/27)(a)	8,790	10,080,108
3.80%, 07/23/24 (Call 07/23/23)(a)	6,986	7,571,776
3.88%, 02/01/24	10,095	11,136,804
3.88%, 09/10/24	9,189	10,242,335
3.88%, 07/24/38 (Call 07/24/37)(a)	8,961	10,887,525

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 07/15/25 (Call 04/15/25)	$9,636	$10,912,674
3.90%, 01/23/49 (Call 01/23/48)(a)	6,508	8,256,700
3.96%, 01/29/27 (Call 01/29/26)(a)	8,807	10,067,370
3.96%, 11/15/48 (Call 11/15/47)(a)	5,065	6,456,254
4.01%, 04/23/29 (Call 04/23/28)(a)	3,715	4,349,002
4.02%, 12/05/24 (Call 12/05/23)(a)	5,336	5,875,310
4.03%, 07/24/48 (Call 07/24/47)(a)	6,476	8,283,516
4.13%, 12/15/26	9,296	10,857,821
4.20%, 07/23/29 (Call 07/23/28)(a)	8,700	10,334,730
4.25%, 10/01/27	2,108	2,483,793
4.26%, 02/22/48 (Call 02/22/47)(a)	8,092	10,636,610
4.45%, 12/05/29 (Call 12/05/28)(a)	7,891	9,573,835
4.49%, 03/24/31 (Call 03/24/30)(a)	13,992	17,160,908
4.50%, 01/24/22	3,184	3,336,418
4.85%, 02/01/44	3,739	5,369,092
4.95%, 06/01/45	5,006	7,116,630
5.40%, 01/06/42	6,048	9,071,940
5.50%, 10/15/40	7,160	10,627,874
5.60%, 07/15/41	6,274	9,533,218
5.63%, 08/16/43	5,397	8,098,091
6.40%, 05/15/38	5,522	8,717,416
7.63%, 10/15/26	1,265	1,716,542
7.75%, 07/15/25	493	640,397
8.00%, 04/29/27	805	1,113,355
8.75%, 09/01/30	959	1,414,918
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	225	229,527
2.30%, 09/14/22	2,732	2,827,757
2.40%, 06/09/22	2,522	2,601,014
3.18%, 10/15/27	639	663,608
3.30%, 02/01/22	2,060	2,131,770
3.30%, 06/01/25	624	694,968
3.38%, 03/07/23	1,576	1,681,639
3.40%, 05/20/26	1,147	1,278,825
3.90%, 04/13/29	1,600	1,843,808
KeyCorp
2.25%, 04/06/27	2,861	3,048,739
2.55%, 10/01/29	3,344	3,624,829
4.10%, 04/30/28	2,980	3,530,823
4.15%, 10/29/25	5,643	6,506,448
KfW
0.00%, 04/18/36(d)	7,780	6,313,703
0.00%, 06/29/37(d)	3,166	2,532,357
0.25%, 10/19/23	986	986,118
0.38%, 07/18/25	3,780	3,770,474
0.75%, 09/30/30	579	569,035
1.38%, 08/05/24	10,700	11,112,913
1.63%, 02/15/23	28,125	28,987,594
1.75%, 08/22/22	7,000	7,185,850
1.75%, 09/14/29	8,882	9,541,488
2.00%, 09/29/22	2,444	2,523,650
2.00%, 10/04/22	8,351	8,623,410
2.00%, 05/02/25	9,957	10,655,782
2.13%, 03/07/22	13,670	14,002,864
2.13%, 06/15/22	13,527	13,926,858
2.13%, 01/17/23	18,728	19,481,802
2.38%, 12/29/22	21,897	22,874,920
2.50%, 02/15/22	17,083	17,556,199
2.50%, 11/20/24	24,280	26,346,471
2.63%, 01/25/22	11,185	11,496,279

Security	Par (000)	Value

Banks (continued)
2.63%, 02/28/24	$4,030	$4,334,225
2.88%, 04/03/28	9,274	10,691,624
3.13%, 12/15/21	2,998	3,088,480
Korea Development Bank (The)
2.00%, 09/12/26	135	143,968
2.13%, 10/01/24	940	988,795
2.63%, 02/27/22	600	616,032
2.75%, 03/19/23	2,000	2,104,460
3.00%, 09/14/22	1,385	1,448,101
3.00%, 01/13/26	4,000	4,435,480
3.25%, 02/19/24	1,230	1,328,437
3.38%, 03/12/23	600	639,708
3.38%, 09/16/25	1,700	1,905,870
3.75%, 01/22/24	3,715	4,063,281
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	200	230,016
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	185	183,302
1.75%, 07/27/26	8,100	8,629,173
2.00%, 01/13/25	10,737	11,427,926
2.38%, 06/10/25	3,285	3,566,787
3.13%, 11/14/23	1,025	1,110,393
Series 36, 2.00%, 12/06/21	450	458,141
Series 37, 2.50%, 11/15/27	2,107	2,358,133
Series 40, 0.50%, 05/27/25	8,520	8,539,852
Lloyds Bank PLC, 2.25%, 08/14/22	593	612,065
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(a)	1,310	1,323,401
2.44%, 02/05/26 (Call 02/05/25)(a)	3,010	3,168,025
2.86%, 03/17/23 (Call 03/17/22)(a)	4,457	4,585,050
2.91%, 11/07/23 (Call 11/07/22)(a)	3,813	3,977,378
3.00%, 01/11/22	3,440	3,538,315
3.57%, 11/07/28 (Call 11/07/27)(a)	7,339	8,236,780
3.75%, 01/11/27	4,574	5,160,798
3.87%, 07/09/25 (Call 07/09/24)(a)	1,742	1,912,646
3.90%, 03/12/24	1,729	1,893,964
4.05%, 08/16/23	5,159	5,623,104
4.34%, 01/09/48	5,111	6,395,548
4.38%, 03/22/28	1,628	1,930,906
4.45%, 05/08/25	4,512	5,163,578
4.50%, 11/04/24	6,819	7,585,046
4.55%, 08/16/28	5,360	6,478,096
4.58%, 12/10/25	6,596	7,444,246
4.65%, 03/24/26	6,727	7,696,630
5.30%, 12/01/45	3,534	4,968,592
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,775	3,001,135
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	4,029	4,151,884
2.90%, 02/06/25 (Call 01/06/25)	2,201	2,395,766
3.40%, 08/17/27	4,620	5,191,771
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	794	811,690
2.05%, 07/17/30	335	347,589
2.19%, 02/25/25	5,831	6,143,425
2.53%, 09/13/23	997	1,050,688
2.56%, 02/25/30	5,130	5,503,720
2.62%, 07/18/22	7,907	8,190,782
2.67%, 07/25/22	10,277	10,650,466
2.76%, 09/13/26	1,950	2,130,629
2.80%, 07/18/24	5,937	6,348,731
3.00%, 02/22/22	1,058	1,091,845

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 07/18/29	$7,350	$8,234,425
3.22%, 03/07/22	5,387	5,577,323
3.29%, 07/25/27	2,896	3,253,280
3.41%, 03/07/24	5,874	6,378,694
3.46%, 03/02/23	2,799	2,982,474
3.68%, 02/22/27	3,494	3,969,394
3.74%, 03/07/29	5,526	6,445,968
3.75%, 07/18/39	6,747	8,121,094
3.76%, 07/26/23	6,127	6,645,344
3.78%, 03/02/25	4,618	5,173,545
3.85%, 03/01/26	1,564	1,792,156
3.96%, 03/02/28	4,793	5,637,766
4.05%, 09/11/28	2,796	3,323,298
4.15%, 03/07/39	2,661	3,331,253
4.29%, 07/26/38	3,350	4,262,406
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23)(a)	516	517,285
1.24%, 07/10/24 (Call 07/10/23)(a)	5,870	5,950,302
1.98%, 09/08/31 (Call 09/08/30)(a)	200	202,836
2.20%, 07/10/31 (Call 07/10/30)(a)	7,250	7,507,665
2.23%, 05/25/26 (Call 05/25/25)(a)	2,986	3,128,910
2.56%, 09/13/25 (Call 09/13/24)(a)	1,648	1,744,408
2.59%, 05/25/31 (Call 05/25/30)(a)	2,785	2,972,820
2.60%, 09/11/22	3,695	3,838,625
2.72%, 07/16/23 (Call 07/16/22)(a)	4,323	4,468,555
2.84%, 07/16/25 (Call 07/16/24)(a)	3,016	3,208,481
2.84%, 09/13/26	2,134	2,349,449
2.87%, 09/13/30 (Call 09/13/29)(a)	1,500	1,627,125
2.95%, 02/28/22	6,521	6,732,346
3.15%, 07/16/30 (Call 07/16/29)(a)	2,171	2,408,421
3.17%, 09/11/27	3,193	3,559,461
3.55%, 03/05/23	4,037	4,308,892
3.66%, 02/28/27	2,997	3,371,235
3.92%, 09/11/24 (Call 09/11/23)(a)	2,493	2,716,223
4.02%, 03/05/28	3,890	4,553,284
4.25%, 09/11/29 (Call 09/11/28)(a)	3,595	4,258,817
Morgan Stanley
0.56%, 11/10/23 (Call 11/10/22)(a)	10,400	10,408,944
1.79%, 02/13/32 (Call 02/13/31)(a)	10,245	10,318,559
2.19%, 04/28/26 (Call 04/28/25)(a)	10,399	10,967,929
2.70%, 01/22/31 (Call 01/22/30)(a)	16,782	18,215,015
2.72%, 07/22/25 (Call 07/22/24)(a)	7,492	8,014,567
2.75%, 05/19/22	10,706	11,073,002
3.13%, 01/23/23	8,777	9,272,111
3.13%, 07/27/26	9,047	10,100,161
3.59%, 07/22/28 (Call 07/22/27)(a)	9,646	10,991,810
3.62%, 04/01/31 (Call 04/01/30)(a)	17,029	19,812,560
3.63%, 01/20/27	9,406	10,752,751
3.70%, 10/23/24	8,840	9,829,196
3.74%, 04/24/24 (Call 04/24/23)(a)	7,122	7,655,010
3.75%, 02/25/23	7,811	8,371,908
3.77%, 01/24/29 (Call 01/24/28)(a)	9,549	11,040,172
3.88%, 01/27/26	9,851	11,264,224
3.95%, 04/23/27	3,650	4,203,121
3.97%, 07/22/38 (Call 07/22/37)(a)	7,206	8,902,076
4.00%, 07/23/25	6,598	7,549,893
4.10%, 05/22/23	7,421	8,033,307
4.30%, 01/27/45	9,144	12,404,019
4.35%, 09/08/26	8,547	10,030,845
4.38%, 01/22/47	7,380	10,215,913

Security	Par (000)	Value

Banks (continued)
4.43%, 01/23/30 (Call 01/23/29)(a)	$7,598	$9,236,129
4.46%, 04/22/39 (Call 04/22/38)(a)	5,302	6,940,318
4.88%, 11/01/22	7,043	7,612,497
5.00%, 11/24/25	9,429	11,238,331
5.60%, 03/24/51 (Call 03/24/50)(a)	3,905	6,295,524
6.25%, 08/09/26	3,976	5,079,221
6.38%, 07/24/42	5,953	9,730,178
7.25%, 04/01/32	4,679	7,282,957
Series F, 3.88%, 04/29/24	6,688	7,394,788
Series I, 0.86%, 10/21/25 (Call 10/21/24)(a)	378	380,268
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/20/25)	3,851	4,198,553
3.50%, 06/18/22	100	104,710
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	2,275	2,349,870
3.15%, 04/01/22 (Call 03/01/22)	3,182	3,292,670
National Australia Bank Ltd./New York
1.88%, 12/13/22	1,149	1,184,952
2.50%, 05/22/22	2,642	2,727,812
2.50%, 07/12/26	5,511	5,989,520
2.80%, 01/10/22	1,108	1,139,168
2.88%, 04/12/23	2,106	2,231,812
3.00%, 01/20/23	5,158	5,447,880
3.38%, 01/14/26	2,679	3,014,893
3.63%, 06/20/23	3,390	3,670,692
National Bank of Canada
0.90%, 08/15/23 (Call 08/15/22)(a)	600	603,888
2.10%, 02/01/23	5,620	5,810,799
Natwest Group PLC
2.36%, 05/22/24 (Call 05/22/23)(a)	4,368	4,524,112
3.03%, 11/28/35 (Call 08/28/30)(a)	755	761,697
3.07%, 05/22/28 (Call 05/22/27)(a)	6,285	6,792,325
3.50%, 05/15/23 (Call 05/15/22)(a)	3,728	3,878,425
3.75%, 11/01/29 (Call 11/01/24)(a)	1,685	1,780,691
3.88%, 09/12/23	11,046	11,963,039
4.27%, 03/22/25 (Call 03/22/24)(a)	6,959	7,646,828
4.45%, 05/08/30 (Call 05/08/29)(a)	2,278	2,697,038
4.52%, 06/25/24 (Call 06/25/23)(a)	9,225	10,054,235
4.80%, 04/05/26	7,797	9,157,732
4.89%, 05/18/29 (Call 05/18/28)(a)	8,050	9,663,461
5.08%, 01/27/30 (Call 01/27/29)(a)	6,087	7,447,566
5.13%, 05/28/24	5,523	6,169,136
6.00%, 12/19/23	4,747	5,385,471
6.13%, 12/15/22	4	4,386
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	1,484	1,560,738
2.38%, 08/02/22	2,824	2,922,614
3.15%, 05/03/29 (Call 02/03/29)	3,442	3,927,563
3.38%, 05/08/32 (Call 05/08/27)(a)	2,921	3,195,983
3.95%, 10/30/25	2,757	3,183,232
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	1,400	1,391,194
1.50%, 02/12/25	11,000	11,477,620
1.63%, 09/17/22	5,000	5,123,400
2.63%, 01/31/22	175	179,872
2.88%, 03/13/23	2,250	2,381,895
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	344	370,674
PNC Bank N.A.
2.03%, 12/09/22 (Call 12/09/21)(a)	1,435	1,458,764

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.45%, 07/28/22 (Call 06/28/22)	$1,200	$1,240,524
2.55%, 12/09/21 (Call 11/09/21)	1,603	1,637,432
2.63%, 02/17/22 (Call 01/17/22)	1,768	1,815,064
2.70%, 11/01/22 (Call 10/01/22)	8,294	8,649,564
2.70%, 10/22/29	947	1,032,656
2.95%, 01/30/23 (Call 12/30/22)	2,300	2,417,714
2.95%, 02/23/25 (Call 01/23/25)	1,686	1,839,325
3.10%, 10/25/27 (Call 09/25/27)	3,558	3,987,913
3.25%, 06/01/25 (Call 05/02/25)	3,051	3,397,411
3.25%, 01/22/28 (Call 12/23/27)	4,244	4,811,083
3.30%, 10/30/24 (Call 09/30/24)	2,436	2,679,673
3.50%, 06/08/23 (Call 05/08/23)	504	541,472
3.80%, 07/25/23 (Call 06/25/23)	9,400	10,191,292
4.05%, 07/26/28	2,214	2,614,778
4.20%, 11/01/25 (Call 10/01/25)	6,653	7,692,199
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	1,207	1,277,815
2.55%, 01/22/30 (Call 10/24/29)	8,876	9,699,249
2.60%, 07/23/26 (Call 05/24/26)	1,574	1,721,909
2.85%, 11/09/22(e)	1,260	1,320,480
3.15%, 05/19/27 (Call 04/19/27)	2,527	2,846,615
3.30%, 03/08/22 (Call 02/06/22)	888	919,355
3.45%, 04/23/29 (Call 01/23/29)	4,110	4,750,543
3.50%, 01/23/24 (Call 12/24/23)	1,410	1,535,518
3.90%, 04/29/24 (Call 03/29/24)	5,057	5,576,050
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,675	2,334,381
Regions Financial Corp.
2.25%, 05/18/25 (Call 04/18/25)	1,658	1,755,921
2.75%, 08/14/22 (Call 07/14/22)	4,610	4,785,364
3.80%, 08/14/23 (Call 07/14/23)	3,357	3,650,872
7.38%, 12/10/37	1,342	2,042,376
Royal Bank of Canada
0.50%, 10/26/23	205	205,543
1.15%, 06/10/25	3,001	3,060,600
1.60%, 04/17/23	4,729	4,862,358
1.95%, 01/17/23	6,357	6,571,803
2.25%, 11/01/24	6,412	6,806,915
2.55%, 07/16/24	4,151	4,434,098
2.75%, 02/01/22	5,678	5,841,697
2.80%, 04/29/22	1,308	1,354,826
3.70%, 10/05/23	4,085	4,462,086
4.65%, 01/27/26	4,631	5,488,985
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	6,418	6,946,201
3.40%, 01/18/23 (Call 12/19/22)	4,048	4,249,712
3.45%, 06/02/25 (Call 05/02/25)	1,527	1,655,192
3.50%, 06/07/24 (Call 05/07/24)	2,324	2,507,015
3.70%, 03/28/22 (Call 02/28/22)	495	512,157
4.40%, 07/13/27 (Call 04/14/27)	3,703	4,181,835
4.45%, 12/03/21 (Call 11/03/21)	139	143,980
4.50%, 07/17/25 (Call 04/17/25)	6,032	6,743,716
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	6,565	6,625,135
3.37%, 01/05/24 (Call 01/05/23)(a)	4,050	4,255,537
3.57%, 01/10/23 (Call 01/10/22)	7,908	8,151,725
3.82%, 11/03/28 (Call 11/03/27)(a)	4,543	5,109,149
4.80%, 11/15/24 (Call 11/15/23)(a)	806	893,935
Santander UK PLC
2.10%, 01/13/23	550	568,117
2.88%, 06/18/24	3,700	3,974,281

Security	Par (000)	Value

Banks (continued)
4.00%, 03/13/24	$2,497	$2,755,265
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22	2,890	2,979,792
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	1,176	1,248,865
2.40%, 01/24/30	3,918	4,299,574
2.65%, 05/15/23 (Call 05/15/22)(a)	2,556	2,640,374
2.65%, 05/19/26	1,710	1,879,085
2.83%, 03/30/23 (Call 03/30/22)(a)	335	345,981
2.90%, 03/30/26 (Call 10/30/25)(a)	840	913,651
3.03%, 11/01/34 (Call 11/01/29)(a)	3,219	3,532,498
3.10%, 05/15/23	2,676	2,852,134
3.15%, 03/30/31 (Call 03/30/30)(a)	1,061	1,216,776
3.30%, 12/16/24	1,984	2,198,907
3.55%, 08/18/25	6,205	7,045,343
3.70%, 11/20/23	4,393	4,829,752
3.78%, 12/03/24 (Call 12/03/23)(a)	3,699	4,063,647
4.14%, 12/03/29 (Call 12/03/28)(a)	2,520	3,053,610
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	979	1,031,357
3.20%, 07/18/22	890	930,068
3.40%, 07/11/24	760	830,589
3.65%, 07/23/25	3,000	3,374,040
3.95%, 07/19/23	2,979	3,244,429
3.95%, 01/10/24	3,750	4,116,487
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	862	883,024
2.13%, 07/08/30	1,561	1,622,597
2.14%, 09/23/30	466	468,530
2.35%, 01/15/25	1,029	1,089,443
2.45%, 09/27/24	2,222	2,356,875
2.63%, 07/14/26	7,433	8,070,603
2.70%, 07/16/24	8,604	9,189,330
2.72%, 09/27/29	2,566	2,775,796
2.75%, 01/15/30	2,965	3,241,990
2.78%, 07/12/22	845	877,566
2.78%, 10/18/22	5,247	5,481,436
2.85%, 01/11/22	646	663,532
3.01%, 10/19/26	3,678	4,068,604
3.04%, 07/16/29	7,818	8,673,680
3.10%, 01/17/23	5,566	5,878,642
3.20%, 09/17/29	4,520	4,935,659
3.35%, 10/18/27	2,400	2,696,112
3.36%, 07/12/27	1,847	2,084,912
3.45%, 01/11/27	2,168	2,438,328
3.54%, 01/17/28	4,021	4,565,685
3.75%, 07/19/23	2,326	2,518,663
3.78%, 03/09/26	5,851	6,668,034
3.94%, 10/16/23	2,295	2,513,599
3.94%, 07/19/28	4,009	4,696,143
4.31%, 10/16/28	3,197	3,829,590
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	651	730,227
3.50%, 01/29/25	2,313	2,518,256
Svenska Handelsbanken AB, 3.90%, 11/20/23	3,971	4,372,905
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	5,438	5,619,901
Synovus Bank/Columbus GA, 2.29%, 02/10/23 (Call 02/10/22)(a)	1,357	1,374,817
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	2,219	2,295,200

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Toronto-Dominion Bank (The)
0.45%, 09/11/23	$1,231	$1,231,172
0.75%, 06/12/23	778	784,278
0.75%, 09/11/25	35	34,992
1.15%, 06/12/25	761	776,357
1.90%, 12/01/22	2,701	2,785,001
2.65%, 06/12/24	2,350	2,513,231
3.25%, 03/11/24	5,883	6,379,349
3.50%, 07/19/23	4,420	4,788,274
3.63%, 09/15/31 (Call 09/15/26)(a)	7,565	8,500,412
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	505	514,762
1.50%, 03/10/25 (Call 02/10/25)	1,087	1,120,904
2.15%, 12/06/24 (Call 11/06/24)	4,289	4,537,762
2.25%, 03/11/30 (Call 12/11/29)	1,320	1,386,924
2.45%, 08/01/22 (Call 07/01/22)	4,920	5,087,575
2.63%, 01/15/22 (Call 12/15/21)	4,352	4,458,015
2.64%, 09/17/29 (Call 09/17/24)(a)	1,765	1,846,808
2.75%, 05/01/23 (Call 04/01/23)	1,335	1,406,770
2.80%, 05/17/22 (Call 04/17/22)	2,908	3,007,163
3.00%, 02/02/23 (Call 01/02/23)	1,040	1,095,557
3.20%, 04/01/24 (Call 03/01/24)	3,446	3,734,051
3.30%, 05/15/26 (Call 04/15/26)	3,621	4,050,704
3.63%, 09/16/25 (Call 08/16/25)	6,306	7,087,944
3.69%, 08/02/24 (Call 08/02/23)(a)	5,266	5,705,974
3.80%, 10/30/26 (Call 09/30/26)	1,116	1,287,150
4.05%, 11/03/25 (Call 09/03/25)	2,490	2,866,264
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	5,810	5,800,123
1.20%, 08/05/25 (Call 07/03/25)	2,136	2,187,157
1.95%, 06/05/30 (Call 03/05/30)	50	52,376
2.20%, 03/16/23 (Call 02/13/23)	3,943	4,095,910
2.50%, 08/01/24 (Call 07/01/24)	6,363	6,779,904
2.70%, 01/27/22 (Call 12/27/21)	6,441	6,606,598
2.75%, 04/01/22 (Call 03/01/22)	3,350	3,451,271
2.85%, 10/26/24 (Call 09/26/24)	3,539	3,831,605
3.05%, 06/20/22 (Call 05/20/22)	4,689	4,874,591
3.70%, 06/05/25 (Call 05/05/25)	2,145	2,420,204
3.75%, 12/06/23 (Call 11/06/23)	4,875	5,333,006
3.88%, 03/19/29 (Call 02/19/29)	3,948	4,598,315
3.95%, 03/22/22 (Call 02/22/22)	2,077	2,166,560
4.00%, 05/01/25 (Call 03/01/25)	2,522	2,866,051
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	572	573,527
1.45%, 05/12/25 (Call 04/12/25)	5,309	5,480,162
2.40%, 07/30/24 (Call 06/30/24)	4,253	4,524,597
2.95%, 07/15/22 (Call 06/15/22)	6,307	6,563,253
3.00%, 03/15/22 (Call 02/15/22)	6,090	6,283,723
3.00%, 07/30/29 (Call 04/30/29)	1,138	1,274,981
3.10%, 04/27/26 (Call 03/27/26)	4,174	4,649,878
3.38%, 02/05/24 (Call 01/05/24)	3,818	4,148,715
3.60%, 09/11/24 (Call 08/11/24)	4,634	5,121,172
3.70%, 01/30/24 (Call 12/29/23)	3,182	3,489,318
3.90%, 04/26/28 (Call 03/26/28)	3,444	4,099,152
3.95%, 11/17/25 (Call 10/17/25)	1,236	1,422,871
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,673	6,148,851
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,424	3,509,223
Series X, 3.15%, 04/27/27 (Call 03/27/27)	7,382	8,339,372
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	620	630,069

Security	Par (000)	Value

Banks (continued)
1.95%, 01/09/23 (Call 12/09/22)	$1,070	$1,105,513
2.05%, 01/21/25 (Call 12/21/24)	1,323	1,393,860
2.65%, 05/23/22 (Call 04/22/22)	1,186	1,225,268
2.80%, 01/27/25 (Call 12/27/24)	5,592	6,074,981
2.85%, 01/23/23 (Call 12/23/22)	2,883	3,033,175
3.40%, 07/24/23 (Call 06/23/23)	1,865	2,009,220
Wachovia Corp.
5.50%, 08/01/35	4,562	6,092,369
7.57%, 08/01/26(e)	845	1,104,449
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,260	1,392,527
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(a)	10,930	11,186,418
2.16%, 02/11/26 (Call 02/11/25)(a)	9,368	9,797,616
2.19%, 04/30/26 (Call 04/29/25)(a)	5,759	6,032,149
2.39%, 06/02/28 (Call 06/02/27)(a)	6,320	6,669,117
2.41%, 10/30/25 (Call 10/30/24)(a)	10,010	10,541,231
2.57%, 02/11/31 (Call 02/11/30)(a)	11,025	11,710,755
2.63%, 07/22/22	11,834	12,259,669
2.88%, 10/30/30 (Call 10/30/29)(a)	12,471	13,520,933
3.00%, 02/19/25	10,362	11,233,548
3.00%, 04/22/26	9,953	10,929,887
3.00%, 10/23/26	9,475	10,430,648
3.07%, 01/24/23 (Call 01/24/22)	13,150	13,525,432
3.07%, 04/30/41 (Call 04/29/40)(a)	5,735	6,246,447
3.20%, 06/17/27 (Call 06/17/26)(a)	11,346	12,517,701
3.30%, 09/09/24	10,025	10,937,576
3.50%, 03/08/22	13,836	14,380,862
3.55%, 09/29/25	8,547	9,551,016
3.58%, 05/22/28 (Call 05/22/27)(a)	10,831	12,239,247
3.75%, 01/24/24 (Call 12/24/23)	5,607	6,091,557
3.90%, 05/01/45	7,086	8,823,416
4.10%, 06/03/26	12,176	14,010,558
4.13%, 08/15/23	5,562	6,072,091
4.15%, 01/24/29 (Call 10/24/28)	5,095	6,036,913
4.30%, 07/22/27	3,888	4,531,736
4.40%, 06/14/46	7,932	10,058,966
4.48%, 01/16/24	4,886	5,414,714
4.48%, 04/04/31 (Call 04/04/30)(a)	12,166	14,826,704
4.65%, 11/04/44	7,233	9,291,150
4.75%, 12/07/46	7,672	10,189,567
4.90%, 11/17/45	9,094	12,139,308
5.01%, 04/04/51 (Call 04/04/50)(a)	20,810	29,692,957
5.38%, 02/07/35	1,610	2,218,886
5.38%, 11/02/43	8,033	11,288,293
5.61%, 01/15/44	8,673	12,381,315
5.95%, 12/01/86	3,617	4,805,582
Series B, 7.95%, 11/15/29	165	220,349
Series M, 3.45%, 02/13/23	4,889	5,187,131
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)	9,466	10,241,739
5.85%, 02/01/37	673	946,137
5.95%, 08/26/36	1,967	2,758,580
6.60%, 01/15/38	1,071	1,631,594
Westpac Banking Corp.
2.00%, 01/13/23	5,126	5,306,589
2.35%, 02/19/25	3,477	3,719,173
2.50%, 06/28/22	4,487	4,642,295
2.65%, 01/16/30	3,631	4,056,335
2.70%, 08/19/26	3,796	4,176,321

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.75%, 01/11/23	$2,391	$2,512,104
2.80%, 01/11/22	1,437	1,476,834
2.85%, 05/13/26	5,379	5,944,709
2.89%, 02/04/30 (Call 02/04/25)(a)	5,677	5,903,796
2.96%, 11/16/40	250	269,003
3.30%, 02/26/24	6,975	7,575,408
3.35%, 03/08/27	5,135	5,840,344
3.40%, 01/25/28	7,010	8,086,385
3.65%, 05/15/23	2,913	3,144,321
4.11%, 07/24/34 (Call 07/24/29)(a)	3,470	3,933,453
4.32%, 11/23/31 (Call 11/23/26)(a)	5,390	6,110,912
4.42%, 07/24/39	1,687	2,185,846
Wintrust Financial Corp., 4.85%, 06/06/29	285	301,966
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	3,366	3,461,426

		4,790,385,798

Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	11,129	12,573,210
4.70%, 02/01/36 (Call 08/01/35)	19,916	25,366,213
4.90%, 02/01/46 (Call 08/01/45)	28,418	37,110,498
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	27	28,304
3.30%, 02/01/23 (Call 12/01/22)	3,744	3,955,424
3.65%, 02/01/26 (Call 11/01/25)	1,756	1,983,367
3.70%, 02/01/24	104	114,832
4.00%, 01/17/43	1,750	2,045,575
4.63%, 02/01/44	7,135	8,951,286
4.70%, 02/01/36 (Call 08/01/35)	614	768,703
4.90%, 02/01/46 (Call 08/01/45)	1,036	1,350,499
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	1,371	1,586,247
3.75%, 07/15/42	5,593	6,384,801
4.00%, 04/13/28 (Call 01/13/28)	9,184	10,756,944
4.15%, 01/23/25 (Call 12/23/24)	3,368	3,825,139
4.35%, 06/01/40 (Call 12/01/39)	2,547	3,165,768
4.38%, 04/15/38 (Call 10/15/37)	6,338	7,806,515
4.44%, 10/06/48 (Call 04/06/48)	5,632	7,024,512
4.50%, 06/01/50 (Call 12/01/49)	10,854	13,624,049
4.60%, 04/15/48 (Call 10/15/47)	12,576	15,967,999
4.60%, 06/01/60 (Call 12/01/59)	566	733,876
4.75%, 01/23/29 (Call 10/23/28)	11,406	14,013,982
4.75%, 04/15/58 (Call 10/15/57)	5,223	6,891,592
4.90%, 01/23/31 (Call 10/23/30)	1,869	2,377,704
4.95%, 01/15/42	3,770	4,917,814
5.45%, 01/23/39 (Call 07/23/38)	8,963	12,221,319
5.55%, 01/23/49 (Call 07/23/48)	11,502	16,543,902
5.80%, 01/23/59 (Call 07/23/58)	7,906	12,046,847
5.88%, 06/15/35	335	481,355
8.00%, 11/15/39	3,270	5,543,925
8.20%, 01/15/39	4,067	6,994,345
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	4,475	4,612,248
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	150	166,484
4.00%, 04/15/38 (Call 10/15/37)	266	327,427
4.50%, 07/15/45 (Call 01/15/45)	1,470	1,983,750
Coca-Cola Co. (The)
1.00%, 03/15/28	360	359,950
1.38%, 03/15/31	389	390,346
1.45%, 06/01/27	1,653	1,704,574

Security	Par (000)	Value

Beverages (continued)
1.65%, 06/01/30	$3,659	$3,775,100
1.75%, 09/06/24	4,008	4,195,454
2.13%, 09/06/29	4,643	4,974,324
2.25%, 09/01/26	1,914	2,082,623
2.50%, 04/01/23	1,496	1,571,503
2.50%, 06/01/40	1,329	1,433,539
2.50%, 03/15/51	215	223,411
2.55%, 06/01/26	3,619	3,974,458
2.60%, 06/01/50	3,299	3,498,095
2.75%, 06/01/60	3,596	3,906,694
2.88%, 10/27/25	5,594	6,210,738
2.90%, 05/25/27	3,105	3,470,396
2.95%, 03/25/25	1,793	1,972,372
3.20%, 11/01/23	8,275	8,978,209
3.38%, 03/25/27	1,442	1,655,791
3.45%, 03/25/30	4,748	5,598,509
4.20%, 03/25/50	187	253,690
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,410,636
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	200	202,074
2.75%, 01/22/30 (Call 10/22/29)	400	432,988
5.25%, 11/26/43	2,092	2,893,989
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	4,887	5,082,675
2.70%, 05/09/22 (Call 04/09/22)	1,826	1,881,182
2.88%, 05/01/30 (Call 02/01/30)	3,421	3,750,477
3.15%, 08/01/29 (Call 05/01/29)	2,637	2,931,658
3.20%, 02/15/23 (Call 01/15/23)	3,970	4,191,089
3.50%, 05/09/27 (Call 02/09/27)	2,760	3,124,348
3.60%, 02/15/28 (Call 11/15/27)	1,077	1,223,074
3.70%, 12/06/26 (Call 09/06/26)	2,563	2,927,433
3.75%, 05/01/50 (Call 11/01/49)	1,470	1,730,337
4.10%, 02/15/48 (Call 08/15/47)	1,476	1,805,738
4.25%, 05/01/23	4,593	4,992,821
4.40%, 11/15/25 (Call 09/15/25)	1,939	2,255,794
4.50%, 05/09/47 (Call 11/09/46)	3,320	4,257,502
4.65%, 11/15/28 (Call 08/15/28)	1,722	2,092,092
4.75%, 11/15/24	2,013	2,315,795
4.75%, 12/01/25	732	864,851
5.25%, 11/15/48 (Call 05/15/48)	1,325	1,882,255
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	2,190	2,248,539
2.00%, 04/29/30 (Call 01/29/30)	3,536	3,704,915
2.13%, 10/24/24 (Call 09/24/24)	3,560	3,749,784
2.13%, 04/29/32 (Call 01/29/32)	3,193	3,381,483
2.38%, 10/24/29 (Call 07/24/29)	1,920	2,077,382
2.63%, 04/29/23 (Call 01/29/23)	3,565	3,736,548
3.50%, 09/18/23 (Call 08/18/23)	1,057	1,143,822
3.88%, 05/18/28 (Call 02/18/28)	1,266	1,493,108
3.88%, 04/29/43 (Call 10/29/42)	1,837	2,295,864
5.88%, 09/30/36	1,855	2,682,590
Diageo Investment Corp.
2.88%, 05/11/22	2,867	2,970,785
4.25%, 05/11/42	652	835,414
7.45%, 04/15/35	2,035	3,394,522
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	338	352,919
3.50%, 01/16/50 (Call 07/16/49)	7,025	7,728,413
4.38%, 05/10/43	530	658,318

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	$2,257	$2,457,625
3.13%, 12/15/23 (Call 10/15/23)	2,455	2,633,478
3.20%, 05/01/30 (Call 02/01/30)	4,044	4,578,819
3.40%, 11/15/25 (Call 08/15/25)	2,145	2,397,552
3.43%, 06/15/27 (Call 03/15/27)	2,223	2,528,040
3.80%, 05/01/50 (Call 11/01/49)	950	1,137,017
4.06%, 05/25/23 (Call 04/25/23)	4,155	4,508,715
4.42%, 05/25/25 (Call 03/25/25)	1,623	1,871,871
4.42%, 12/15/46 (Call 06/15/46)	3,407	4,360,040
4.50%, 11/15/45 (Call 05/15/45)	3,570	4,579,025
4.60%, 05/25/28 (Call 02/25/28)	6,702	8,135,089
4.99%, 05/25/38 (Call 11/25/37)	1,601	2,133,413
5.09%, 05/25/48 (Call 11/25/47)	2,120	2,968,000
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,828	1,991,277
3.50%, 05/01/22	3,019	3,150,176
4.20%, 07/15/46 (Call 01/15/46)	5,217	6,031,791
5.00%, 05/01/42	3,947	4,936,355
PepsiCo Inc.
0.40%, 10/07/23	1,941	1,947,095
0.75%, 05/01/23	2,649	2,679,543
1.40%, 02/25/31 (Call 11/25/30)	7,400	7,477,626
1.63%, 05/01/30 (Call 02/01/30)	4,165	4,289,450
2.25%, 05/02/22 (Call 04/02/22)	4,079	4,187,828
2.25%, 03/19/25 (Call 02/19/25)	10,405	11,120,552
2.38%, 10/06/26 (Call 07/06/26)	5,481	5,977,359
2.63%, 03/19/27 (Call 01/19/27)	3,783	4,164,289
2.63%, 07/29/29 (Call 04/29/29)	6,048	6,690,479
2.75%, 03/05/22	3,977	4,099,770
2.75%, 03/01/23	1,069	1,126,950
2.75%, 04/30/25 (Call 01/30/25)	1,721	1,875,907
2.75%, 03/19/30 (Call 12/19/29)	9,412	10,544,169
2.85%, 02/24/26 (Call 11/24/25)	2,758	3,050,651
2.88%, 10/15/49 (Call 04/15/49)	2,367	2,657,715
3.00%, 10/15/27 (Call 07/15/27)	4,965	5,593,817
3.10%, 07/17/22 (Call 05/17/22)	4,294	4,469,753
3.38%, 07/29/49 (Call 01/29/49)	3,595	4,362,245
3.45%, 10/06/46 (Call 04/06/46)	3,916	4,748,463
3.50%, 07/17/25 (Call 04/17/25)	3,150	3,539,907
3.50%, 03/19/40 (Call 09/19/39)	2,408	2,934,196
3.60%, 03/01/24 (Call 12/01/23)	3,657	3,997,284
3.60%, 08/13/42	1,256	1,549,766
3.63%, 03/19/50 (Call 09/19/49)	5,883	7,428,699
3.88%, 03/19/60 (Call 09/19/59)	838	1,122,853
4.00%, 03/05/42	3,218	4,145,138
4.00%, 05/02/47 (Call 11/02/46)	3,309	4,347,033
4.25%, 10/22/44 (Call 04/22/44)	1,477	1,946,775
4.45%, 04/14/46 (Call 10/14/45)	5,993	8,310,373
4.60%, 07/17/45 (Call 01/17/45)	2,925	4,107,022
4.88%, 11/01/40	200	283,156
5.50%, 01/15/40	475	716,310
7.00%, 03/01/29	1,860	2,675,815

		609,745,716

Biotechnology — 0.3%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	1,940	2,037,407
2.20%, 02/21/27 (Call 12/21/26)	1,387	1,471,274
2.25%, 08/19/23 (Call 06/19/23)(c)	3,519	3,684,991
2.30%, 02/25/31 (Call 11/25/30)	5,951	6,294,194

Security	Par (000)	Value

Biotechnology (continued)
2.45%, 02/21/30 (Call 11/21/29)	$1,717	$1,843,680
2.60%, 08/19/26 (Call 05/19/26)	8,139	8,832,199
2.65%, 05/11/22 (Call 04/11/22)	4,527	4,665,752
2.70%, 05/01/22 (Call 03/01/22)	775	797,506
2.77%, 09/01/53 (Call 03/01/53)(b)	6,921	6,937,057
3.13%, 05/01/25 (Call 02/01/25)	5,106	5,592,193
3.15%, 02/21/40 (Call 08/21/39)	10,475	11,373,545
3.20%, 11/02/27 (Call 08/02/27)	2,101	2,364,024
3.38%, 02/21/50 (Call 08/21/49)	3,126	3,476,550
3.63%, 05/15/22 (Call 02/15/22)	6,789	7,053,703
3.63%, 05/22/24 (Call 02/22/24)	6,945	7,602,414
3.88%, 11/15/21 (Call 08/15/21)	1,661	1,699,894
4.40%, 05/01/45 (Call 11/01/44)	9,395	11,939,918
4.56%, 06/15/48 (Call 12/15/47)	6,517	8,576,242
4.66%, 06/15/51 (Call 12/15/50)	14,141	19,109,299
4.95%, 10/01/41	3,177	4,316,622
5.15%, 11/15/41 (Call 05/15/41)	1,415	1,967,020
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	5,080	5,751,373
5.25%, 06/23/45 (Call 12/23/44)	1,366	1,896,172
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	9,086	9,409,462
3.15%, 05/01/50 (Call 11/01/49)	8,228	8,288,805
3.63%, 09/15/22	4,468	4,722,274
4.05%, 09/15/25 (Call 06/15/25)	6,999	8,000,837
5.20%, 09/15/45 (Call 03/15/45)	3,804	5,110,712
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/29/21)	2,464	2,470,653
1.20%, 10/01/27 (Call 08/01/27)	2,525	2,539,796
1.65%, 10/01/30 (Call 07/01/30)	6,700	6,713,467
1.95%, 03/01/22 (Call 02/01/22)	3,153	3,210,416
2.50%, 09/01/23 (Call 07/01/23)	1,873	1,970,302
2.60%, 10/01/40 (Call 04/01/40)	3,916	3,983,551
2.80%, 10/01/50 (Call 04/01/50)	3,990	4,004,843
2.95%, 03/01/27 (Call 12/01/26)	1,095	1,210,522
3.25%, 09/01/22 (Call 07/01/22)	4,924	5,146,959
3.50%, 02/01/25 (Call 11/01/24)	1,543	1,704,922
3.65%, 03/01/26 (Call 12/01/25)	4,296	4,870,676
3.70%, 04/01/24 (Call 01/01/24)	6,724	7,341,734
4.00%, 09/01/36 (Call 03/01/36)	1,716	2,086,244
4.15%, 03/01/47 (Call 09/01/46)	8,023	9,857,058
4.40%, 12/01/21 (Call 09/01/21)	495	509,696
4.50%, 02/01/45 (Call 08/01/44)	6,645	8,483,738
4.60%, 09/01/35 (Call 03/01/35)	3,923	5,078,167
4.75%, 03/01/46 (Call 09/01/45)	8,857	11,682,206
4.80%, 04/01/44 (Call 10/01/43)	3,211	4,219,768
5.65%, 12/01/41 (Call 06/01/41)	4,676	6,701,783
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	4,951	4,881,785
2.80%, 09/15/50 (Call 03/15/50)	5,445	5,336,263
Royalty Pharma PLC
0.75%, 09/02/23(b)	555	557,420
1.20%, 09/02/25 (Call 08/02/25)(b)	505	509,313
1.75%, 09/02/27 (Call 07/02/27)(b)	635	647,103
2.20%, 09/02/30 (Call 06/02/30)(b)	591	598,902
3.30%, 09/02/40 (Call 03/02/40)(b)	547	573,371
3.55%, 09/02/50 (Call 03/02/50)(b)	1,240	1,281,168

		272,986,945

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.1%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	$3,530	$3,634,488
2.24%, 02/15/25 (Call 01/15/25)(b)	4,477	4,701,477
2.49%, 02/15/27 (Call 12/15/26)(b)	2,717	2,891,486
2.70%, 02/15/31 (Call 11/15/30)(b)	1,955	2,086,962
2.72%, 02/15/30 (Call 11/15/29)(b)	5,562	5,926,144
3.38%, 04/05/40 (Call 10/05/39)(b)	6,927	7,641,936
3.58%, 04/05/50 (Call 10/05/49)(b)	6,775	7,669,097
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	250	259,990
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	2,137	2,376,600
4.00%, 09/21/23 (Call 08/21/23)	2,402	2,620,918
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	233	253,234
3.90%, 02/14/26 (Call 11/14/25)	979	1,110,206
4.50%, 02/15/47 (Call 08/15/46)	2,857	3,699,844
4.63%, 07/02/44 (Call 01/02/44)	1,369	1,754,510
4.95%, 07/02/64 (Call 01/02/64)(e)	1,665	2,209,971
5.13%, 09/14/45 (Call 03/14/45)	245	332,654
6.00%, 01/15/36	454	628,159
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	2,272	2,325,892
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	680	690,778
1.70%, 08/01/27 (Call 06/01/27)	278	280,655
3.00%, 11/15/23 (Call 09/15/23)	1,380	1,452,436
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	739	824,924
3.50%, 12/15/27 (Call 09/15/27)	2,205	2,494,340
4.25%, 07/02/24 (Call 04/02/24)	450	501,736
4.25%, 12/15/47 (Call 06/15/47)	2,495	2,975,163
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,311	2,444,044
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	200	203,140
3.50%, 11/15/27 (Call 08/15/27)	2,100	2,358,846
4.38%, 04/01/26 (Call 01/01/26)	1,619	1,889,017
4.45%, 04/01/25 (Call 01/01/25)	3,336	3,822,222
4.50%, 05/15/47 (Call 11/15/46)	810	1,015,351
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,212	2,430,656
3.88%, 06/01/30 (Call 03/01/30)	2,637	3,019,576
3.95%, 08/15/29 (Call 05/15/29)	1,703	1,949,748
4.20%, 12/01/24 (Call 09/01/24)	284	315,328
4.30%, 07/15/47 (Call 01/15/47)	2,646	3,120,957
4.40%, 01/30/48 (Call 07/30/47)	1,639	1,932,332
7.00%, 12/01/36	785	1,085,639
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,740	4,268,312
3.90%, 04/01/27 (Call 01/01/27)	647	746,198
4.50%, 04/01/25 (Call 01/01/25)	1,500	1,713,300
4.50%, 06/15/47 (Call 12/15/46)	2,604	3,234,454
4.70%, 03/01/48 (Call 09/01/47)	895	1,140,373

		98,033,093

Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	1,928	2,001,804
1.85%, 05/15/27 (Call 03/15/27)	4,120	4,348,289
2.05%, 05/15/30 (Call 02/15/30)	3,954	4,215,399
2.70%, 05/15/40 (Call 11/15/39)	4,405	4,769,734

Security	Par (000)	Value

Chemicals (continued)
2.75%, 02/03/23	$200	$210,118
2.80%, 05/15/50 (Call 11/15/49)	3,761	4,104,304
3.35%, 07/31/24 (Call 04/30/24)	1,557	1,700,119
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	268	296,456
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	4,171	4,611,624
5.45%, 12/01/44 (Call 06/01/44)	425	489,320
Cabot Corp.
3.70%, 07/15/22	370	383,583
4.00%, 07/01/29 (Call 04/01/29)	3,850	4,088,045
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	1,678	1,814,925
4.63%, 11/15/22	2,263	2,435,916
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	300	306,126
3.50%, 10/01/24 (Call 07/01/24)	728	795,857
3.60%, 11/15/50 (Call 05/15/50)	925	1,027,157
3.63%, 05/15/26 (Call 03/15/26)	1,393	1,563,893
4.25%, 10/01/34 (Call 04/01/34)	4,759	5,704,804
4.38%, 11/15/42 (Call 05/15/42)	4,300	5,248,580
4.55%, 11/30/25 (Call 09/30/25)	1,896	2,209,940
4.63%, 10/01/44 (Call 04/01/44)	2,925	3,630,247
4.80%, 11/30/28 (Call 08/30/28)	2,066	2,544,258
4.80%, 05/15/49 (Call 11/15/48)	1,960	2,560,505
5.25%, 11/15/41 (Call 05/15/41)	5,629	7,364,196
5.55%, 11/30/48 (Call 05/30/48)	2,133	3,046,244
7.38%, 11/01/29	2,390	3,408,594
9.40%, 05/15/39	1,699	3,014,502
DuPont de Nemours Inc.
2.17%, 05/01/23	7,339	7,459,653
4.21%, 11/15/23 (Call 10/15/23)	9,861	10,863,962
4.49%, 11/15/25 (Call 09/25/25)	6,361	7,411,201
4.73%, 11/15/28 (Call 08/15/28)	8,281	10,186,789
5.32%, 11/15/38 (Call 05/15/38)	7,908	10,788,647
5.42%, 11/15/48 (Call 05/15/48)	5,589	8,048,160
Eastman Chemical Co.
3.50%, 12/01/21	1,693	1,743,451
3.60%, 08/15/22 (Call 05/15/22)	2,348	2,453,167
3.80%, 03/15/25 (Call 12/15/24)	4,627	5,107,745
4.50%, 12/01/28 (Call 09/01/28)	647	771,237
4.65%, 10/15/44 (Call 04/15/44)	3,841	4,859,940
4.80%, 09/01/42 (Call 03/01/42)	1,762	2,229,370
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	5,325	5,285,009
2.13%, 08/15/50 (Call 02/15/50)	5,623	5,386,497
2.38%, 08/10/22 (Call 07/10/22)	3,763	3,887,932
2.70%, 11/01/26 (Call 08/01/26)	2,769	3,078,768
3.25%, 01/14/23 (Call 11/19/22)	1,505	1,587,459
3.25%, 12/01/27 (Call 09/01/27)	760	862,782
3.95%, 12/01/47 (Call 06/01/47)	4,209	5,432,725
4.80%, 03/24/30 (Call 12/24/29)	1,099	1,406,094
5.50%, 12/08/41	388	558,231
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	4,355	4,522,667
2.30%, 07/15/30 (Call 04/15/30)	5,520	5,867,374
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	899	999,059
3.45%, 10/01/29 (Call 07/01/29)	824	930,131
3.95%, 02/01/22 (Call 11/01/21)	700	719,075
4.10%, 02/01/24 (Call 11/01/23)	1,908	2,062,796

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.50%, 10/01/49 (Call 04/01/49)	$1,245	$1,596,202
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	2,080	2,395,245
5.13%, 11/15/22 (Call 08/15/22)	714	763,637
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	2,005	2,087,967
4.38%, 06/01/47 (Call 12/01/46)	2,430	2,989,289
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,666,456
5.00%, 09/26/48 (Call 03/26/48)	1,867	2,494,088
Linde Inc.
2.45%, 02/15/22 (Call 11/15/21)	2,453	2,502,281
2.65%, 02/05/25 (Call 11/05/24)	4,335	4,672,740
3.20%, 01/30/26 (Call 10/30/25)	1,996	2,231,628
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	5,697	5,624,078
2.00%, 08/10/50 (Call 02/10/50)	5,635	5,345,924
2.20%, 08/15/22 (Call 05/15/22)	2,212	2,274,201
2.70%, 02/21/23 (Call 11/21/22)	1,345	1,404,664
3.55%, 11/07/42 (Call 05/07/42)	1,482	1,794,672
Lubrizol Corp. (The), 6.50%, 10/01/34	212	328,420
LYB International Finance BV
4.00%, 07/15/23	3,361	3,650,617
4.88%, 03/15/44 (Call 09/15/43)	3,110	3,937,758
5.25%, 07/15/43	2,831	3,713,196
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	3,685	4,123,220
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	1,390	1,403,789
2.25%, 10/01/30 (Call 07/01/30)	4,360	4,466,210
2.88%, 05/01/25 (Call 04/01/25)	888	959,413
3.38%, 05/01/30 (Call 02/01/30)	3,076	3,438,476
3.38%, 10/01/40 (Call 04/01/40)	2,091	2,216,314
3.63%, 04/01/51 (Call 04/01/50)	4,462	4,825,162
3.80%, 10/01/60 (Call 04/01/60)	3,135	3,359,717
4.20%, 10/15/49 (Call 04/15/49)	1,610	1,870,933
4.20%, 05/01/50 (Call 11/01/49)	3,847	4,466,829
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,517	4,293,870
5.75%, 04/15/24 (Call 01/15/24)	1,054	1,210,530
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	2,050	2,142,250
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,307,912
4.25%, 11/15/23 (Call 08/15/23)	1,798	1,960,252
4.88%, 11/15/41 (Call 05/15/41)	1,090	1,233,553
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,873,480
5.63%, 11/15/43 (Call 05/15/43)	923	1,187,421
NewMarket Corp., 4.10%, 12/15/22	1,173	1,249,409
Nutrien Ltd.
1.90%, 05/13/23	232	239,422
3.00%, 04/01/25 (Call 01/01/25)	2,055	2,226,860
3.15%, 10/01/22 (Call 07/01/22)	3,065	3,195,600
3.38%, 03/15/25 (Call 12/15/24)	3,282	3,613,219
3.50%, 06/01/23 (Call 03/01/23)	650	691,984
3.63%, 03/15/24 (Call 12/15/23)	3,658	3,985,318
3.95%, 05/13/50 (Call 11/13/49)	1,000	1,199,520
4.00%, 12/15/26 (Call 09/15/26)	3,948	4,588,997
4.13%, 03/15/35 (Call 09/15/34)	2,197	2,603,709
4.20%, 04/01/29 (Call 01/01/29)	1,909	2,281,026
4.90%, 06/01/43 (Call 12/01/42)	2,203	2,853,061
5.00%, 04/01/49 (Call 10/01/48)	2,032	2,802,189

Security	Par (000)	Value

Chemicals (continued)
5.25%, 01/15/45 (Call 07/15/44)	$2,781	$3,773,289
5.63%, 12/01/40	951	1,301,957
5.88%, 12/01/36	1,140	1,526,984
6.13%, 01/15/41 (Call 07/15/40)	1,833	2,636,111
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	1,356	1,437,930
2.55%, 06/15/30 (Call 03/15/30)	1,112	1,198,591
2.80%, 08/15/29 (Call 05/15/29)	1,415	1,551,024
3.20%, 03/15/23 (Call 02/15/23)	1,293	1,369,921
3.75%, 03/15/28 (Call 12/15/27)	3,626	4,313,054
Rohm & Haas Co., 7.85%, 07/15/29	2,422	3,424,320
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,753	1,813,093
3.75%, 03/15/27 (Call 12/15/26)	2,120	2,340,819
4.25%, 01/15/48 (Call 07/15/47)	156	172,138
4.55%, 03/01/29 (Call 12/01/28)	1,879	2,198,298
5.25%, 06/01/45 (Call 12/01/44)	1,435	1,777,405
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	3,636	3,837,616
2.95%, 08/15/29 (Call 05/15/29)	1,929	2,138,624
3.13%, 06/01/24 (Call 04/01/24)	1,740	1,886,386
3.30%, 05/15/50 (Call 11/15/49)	1,405	1,601,391
3.45%, 08/01/25 (Call 05/01/25)	2,425	2,671,356
3.45%, 06/01/27 (Call 03/01/27)	8,454	9,615,833
3.80%, 08/15/49 (Call 02/15/49)	2,565	3,114,859
3.95%, 01/15/26 (Call 10/15/25)	1,725	1,962,877
4.00%, 12/15/42 (Call 06/15/42)	1,445	1,688,092
4.20%, 01/15/22 (Call 10/15/21)	2,421	2,498,980
4.50%, 06/01/47 (Call 12/01/46)	4,213	5,612,432
4.55%, 08/01/45 (Call 02/01/45)	312	404,162
Syngenta Finance NV, 3.13%, 03/28/22	1,288	1,311,854
Westlake Chemical Corp.
3.38%, 06/15/30 (Call 03/15/30)	2,061	2,250,901
3.60%, 08/15/26 (Call 05/15/26)	5,371	5,946,986
4.38%, 11/15/47 (Call 05/15/47)	225	258,890
5.00%, 08/15/46 (Call 02/15/46)	2,785	3,475,903

		402,859,244

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,475	1,627,308
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	12,192	12,146,524
3.38%, 09/15/25 (Call 06/15/25)	3,476	3,898,160
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	750	805,425
5.25%, 10/01/25 (Call 07/01/25)	1,839	2,105,526
5.50%, 11/01/22 (Call 05/01/22)	3,437	3,665,148
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,850	2,052,168
California Institute of Technology
3.65%, 09/01/19 (Call 03/01/19)	2,146	2,322,487
4.32%, 08/01/45	303	400,118
4.70%, 11/01/11	1,300	1,755,858
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	2,600	2,683,590
3.25%, 06/01/22 (Call 03/01/22)	3,781	3,914,696
3.70%, 04/01/27 (Call 01/01/27)	3,994	4,604,723
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	995	1,392,672

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Duke University
Series 2020, 2.68%, 10/01/44	$1,841	$1,947,336
Series 2020, 2.76%, 10/01/50	1,223	1,244,672
Series 2020, 2.83%, 10/01/55	2,160	2,317,270
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	68	71,177
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	43	46,896
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	5,648	6,040,141
2.60%, 12/15/25 (Call 11/15/25)	1,124	1,212,380
3.10%, 05/15/30 (Call 02/15/30)	666	737,955
3.30%, 12/15/22 (Call 09/15/22)	2,230	2,339,359
3.95%, 06/15/23 (Call 05/15/23)	1,280	1,383,066
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	575	581,256
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	882	930,660
George Washington University (The)
4.87%, 09/15/45	1,150	1,530,684
Series 2014, 4.30%, 09/15/44	50	61,260
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,801	3,515,395
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	934	914,423
Series A, 5.22%, 10/01/18 (Call 04/01/18)	546	720,267
Series B, 4.32%, 04/01/49 (Call 10/01/48)	788	977,427
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	1,980	2,120,521
2.90%, 05/15/30 (Call 02/15/30)	3,714	4,062,819
3.20%, 08/15/29 (Call 05/15/29)	3,307	3,674,342
3.75%, 06/01/23 (Call 03/01/23)	1,629	1,746,027
4.00%, 06/01/23 (Call 05/01/23)	3,162	3,421,316
4.15%, 08/15/49 (Call 02/15/49)	2,885	3,545,838
4.45%, 06/01/28 (Call 03/01/28)	3,520	4,165,814
4.80%, 04/01/26 (Call 01/01/26)	3,063	3,636,210
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	1,285	1,401,408
4.13%, 08/01/23 (Call 07/01/23)	2,234	2,433,072
4.25%, 05/01/29 (Call 02/01/29)	3,975	4,742,374
4.75%, 08/01/28 (Call 05/01/28)	1,749	2,112,670
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	383	502,205
Series A, 2.81%, 01/01/60 (Call 07/01/59)	85	89,088
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	1,230	1,289,335
3.65%, 05/01/48 (Call 11/01/47)	2,486	3,111,279
Massachusetts Institute of Technology
3.89%, 07/01/16	328	406,605
3.96%, 07/01/38	629	774,764
4.68%, 07/01/14	2,173	3,170,125
5.60%, 07/01/11	2,709	4,729,264
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,091	2,427,128
Series G, 2.29%, 07/01/51 (Call 01/01/51)	1,044	1,044,647
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	560	530,180
2.63%, 01/15/23 (Call 12/15/22)	4,069	4,247,141
3.25%, 01/15/28 (Call 10/15/27)	3,347	3,782,779
3.25%, 05/20/50 (Call 11/20/49)	1,295	1,413,052
3.75%, 03/24/25 (Call 02/24/25)	220	247,001
4.25%, 02/01/29 (Call 11/01/28)	1,607	1,924,061
4.50%, 09/01/22 (Call 06/01/22)	657	696,939
4.88%, 02/15/24 (Call 11/15/23)	4,642	5,209,252

Security	Par (000)	Value

Commercial Services (continued)
4.88%, 12/17/48 (Call 06/17/48)	$813	$1,100,330
5.25%, 07/15/44	920	1,273,400
Northeastern University, Series 2020, 2.89%, 10/01/50	476	504,907
Northwestern University
4.64%, 12/01/44	600	801,912
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,724	2,112,141
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,157	1,208,197
PayPal Holdings Inc.
1.35%, 06/01/23	5,601	5,739,737
1.65%, 06/01/25 (Call 05/01/25)	3,856	4,012,824
2.20%, 09/26/22	1,090	1,125,719
2.30%, 06/01/30 (Call 03/01/30)	3,513	3,770,889
2.40%, 10/01/24 (Call 09/01/24)	5,338	5,683,369
2.65%, 10/01/26 (Call 08/01/26)	3,481	3,803,201
2.85%, 10/01/29 (Call 07/01/29)	3,659	4,055,636
3.25%, 06/01/50 (Call 12/01/49)	3,943	4,517,929
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	1,349	1,428,996
3.15%, 07/15/46 (Call 01/15/46)	409	484,604
3.30%, 07/15/56 (Call 01/15/56)	1,791	2,175,886
4.88%, 10/15/40	600	841,746
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	200	214,968
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	152	168,959
3.50%, 03/16/23 (Call 02/16/23)	1,313	1,398,818
4.00%, 03/18/29 (Call 12/18/28)	4,381	5,169,098
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	1,184	1,211,516
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	3,372	3,331,839
2.30%, 08/15/60 (Call 02/15/60)	1,425	1,360,020
2.50%, 12/01/29 (Call 09/01/29)	1,723	1,873,780
2.95%, 01/22/27 (Call 10/22/26)	2,562	2,846,023
3.25%, 12/01/49 (Call 06/01/49)	2,463	2,846,440
4.00%, 06/15/25 (Call 03/15/25)	1,940	2,208,341
Trustees of Boston College, 3.13%, 07/01/52	1,743	1,924,830
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,092	1,385,475
Trustees of Princeton University (The)
5.70%, 03/01/39	2,300	3,479,854
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	1,194	1,261,592
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/19 (Call 08/15/18)	1,903	2,147,973
4.67%, 09/01/12	25	34,858
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,073	1,098,741
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	830	1,075,464
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	622	640,405
Series C, 2.55%, 04/01/50 (Call 10/01/49)	1,007	992,167
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	100	121,508
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	4,511	5,496,248
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	735	796,233
3.03%, 10/01/39	4,429	4,821,764
5.25%, 10/01/11	418	654,826
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,938	2,414,787
Series A, 3.23%, 10/01/20 (Call 04/01/20)	652	660,809
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	1,697	1,983,131

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.00%, 06/15/25 (Call 03/15/25)	$4,383	$4,959,934
4.13%, 09/12/22	2,606	2,761,005
4.13%, 03/15/29 (Call 12/15/28)	1,691	2,031,821
5.50%, 06/15/45 (Call 12/15/44)	2,424	3,428,336
William Marsh Rice University
3.57%, 05/15/45	595	710,900
3.77%, 05/15/55	1,775	2,265,858
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	1,602	1,619,670
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	564	573,018
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	778	793,544

		260,009,259

Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	186	193,978
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	17,253	17,255,760
0.75%, 05/11/23	3,159	3,196,908
1.13%, 05/11/25 (Call 04/11/25)	5,536	5,662,110
1.25%, 08/20/30 (Call 05/20/30)	15,005	15,040,262
1.65%, 05/11/30 (Call 02/11/30)	5,133	5,302,594
1.70%, 09/11/22	2,896	2,971,586
1.80%, 09/11/24 (Call 08/11/24)	2,017	2,111,839
2.05%, 09/11/26 (Call 07/11/26)	11,437	12,235,417
2.10%, 09/12/22 (Call 08/12/22)	2,996	3,090,763
2.15%, 02/09/22	4,031	4,122,584
2.20%, 09/11/29 (Call 06/11/29)	3,610	3,891,111
2.30%, 05/11/22 (Call 04/11/22)	5,408	5,557,315
2.40%, 01/13/23 (Call 12/13/22)	2,776	2,893,369
2.40%, 05/03/23	15,859	16,654,805
2.40%, 08/20/50 (Call 06/20/50)	10,036	10,321,524
2.45%, 08/04/26 (Call 05/04/26)	8,746	9,517,485
2.50%, 02/09/22 (Call 01/09/22)	4,623	4,738,066
2.50%, 02/09/25	5,471	5,898,121
2.55%, 08/20/60 (Call 02/20/60)	9,057	9,375,263
2.65%, 05/11/50 (Call 11/11/49)	5,473	5,883,311
2.70%, 05/13/22	6,706	6,946,008
2.75%, 01/13/25 (Call 11/13/24)	7,503	8,128,225
2.85%, 02/23/23 (Call 12/23/22)	6,107	6,426,091
2.85%, 05/11/24 (Call 03/11/24)	7,221	7,763,080
2.90%, 09/12/27 (Call 06/12/27)	5,940	6,654,226
2.95%, 09/11/49 (Call 03/11/49)	5,813	6,626,355
3.00%, 02/09/24 (Call 12/09/23)	5,146	5,535,758
3.00%, 06/20/27 (Call 03/20/27)	4,495	5,052,425
3.00%, 11/13/27 (Call 08/13/27)	6,370	7,188,545
3.20%, 05/13/25	8,112	9,036,525
3.20%, 05/11/27 (Call 02/11/27)	4,110	4,661,644
3.25%, 02/23/26 (Call 11/23/25)	10,709	12,005,217
3.35%, 02/09/27 (Call 11/09/26)	7,740	8,817,640
3.45%, 05/06/24	10,635	11,695,629
3.45%, 02/09/45	7,124	8,717,639
3.75%, 09/12/47 (Call 03/12/47)	3,069	3,912,208
3.75%, 11/13/47 (Call 05/13/47)	5,272	6,740,199
3.85%, 05/04/43	10,103	12,994,176
3.85%, 08/04/46 (Call 02/04/46)	5,854	7,564,831
4.25%, 02/09/47 (Call 08/09/46)	4,651	6,401,543
4.38%, 05/13/45	4,058	5,608,034
4.45%, 05/06/44	2,322	3,236,473
4.50%, 02/23/36 (Call 08/23/35)	2,843	3,855,449
4.65%, 02/23/46 (Call 08/23/45)	9,452	13,700,485

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	$6,088	$6,695,217
4.90%, 10/01/26 (Call 08/01/26)(b)	6,853	8,007,868
5.30%, 10/01/29 (Call 07/01/29)(b)	7,237	8,723,697
5.45%, 06/15/23 (Call 04/15/23)(b)	11,858	13,095,145
5.85%, 07/15/25 (Call 06/15/25)(b)	3,815	4,540,193
6.02%, 06/15/26 (Call 03/15/26)(b)	5,252	6,372,042
6.10%, 07/15/27 (Call 05/15/27)(b)	3,964	4,851,104
6.20%, 07/15/30 (Call 04/15/30)(b)	3,123	3,954,280
8.10%, 07/15/36 (Call 01/15/36)(b)	6,486	9,305,529
8.35%, 07/15/46 (Call 01/15/46)(b)	5,807	8,420,789
DXC Technology Co.
4.00%, 04/15/23	685	729,374
4.13%, 04/15/25 (Call 03/15/25)	1,664	1,821,248
4.25%, 04/15/24 (Call 02/15/24)	2,422	2,620,144
4.75%, 04/15/27 (Call 01/15/27)	1,311	1,478,874
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	3,400	3,712,766
3.70%, 04/01/22 (Call 03/01/22)	2,644	2,701,137
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	2,601	2,655,777
1.75%, 04/01/26 (Call 03/01/26)	359	367,914
2.25%, 04/01/23 (Call 03/01/23)	3,435	3,555,775
4.40%, 10/15/22 (Call 08/15/22)	4,518	4,814,155
4.45%, 10/02/23 (Call 09/02/23)	1,752	1,928,199
4.65%, 10/01/24 (Call 09/01/24)	5,397	6,117,931
4.90%, 10/15/25 (Call 07/15/25)	3,273	3,804,699
6.20%, 10/15/35 (Call 04/15/35)	4,915	6,290,020
6.35%, 10/15/45 (Call 04/15/45)	4,053	5,338,206
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	3,615	3,824,815
3.00%, 06/17/27 (Call 04/17/27)	2,541	2,770,300
3.40%, 06/17/30 (Call 03/17/30)	2,883	3,172,799
4.05%, 09/15/22	2,075	2,203,173
6.00%, 09/15/41	4,574	5,865,423
IBM Credit LLC
2.20%, 09/08/22	3,150	3,256,816
3.00%, 02/06/23	3,456	3,651,817
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	8,910	9,217,751
1.88%, 08/01/22	4,646	4,770,141
1.95%, 05/15/30 (Call 02/15/30)	10,430	10,767,828
2.50%, 01/27/22	2,747	2,817,076
2.85%, 05/13/22	4,023	4,173,822
2.85%, 05/15/40 (Call 11/15/39)	1,340	1,439,254
2.88%, 11/09/22	5,353	5,617,866
2.95%, 05/15/50 (Call 11/15/49)	2,175	2,340,757
3.00%, 05/15/24	9,264	10,029,855
3.30%, 05/15/26	7,056	7,957,475
3.30%, 01/27/27	2,835	3,196,944
3.38%, 08/01/23	6,667	7,192,960
3.45%, 02/19/26	4,508	5,114,867
3.50%, 05/15/29	8,415	9,732,705
3.63%, 02/12/24	5,832	6,385,923
4.00%, 06/20/42	3,511	4,407,955
4.15%, 05/15/39	8,400	10,719,912
4.25%, 05/15/49	6,790	9,002,182
4.70%, 02/19/46	1,265	1,752,126
5.60%, 11/30/39	2,663	3,908,805
5.88%, 11/29/32	2,951	4,248,643

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.22%, 08/01/27	$1,535	$2,001,103
6.50%, 01/15/28	1,415	1,878,483
7.00%, 10/30/25	3,197	4,144,719
7.13%, 12/01/96(c)	785	1,356,135
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(b)	3,000	3,046,500
2.95%, 05/15/23 (Call 04/15/23)(b)	1,765	1,854,256
3.63%, 05/15/25 (Call 04/15/25)(b)	545	607,021
4.38%, 05/15/30 (Call 02/15/30)(b)	468	557,589
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	4,570	4,761,254
2.38%, 06/22/27 (Call 04/22/27)	454	481,521
2.70%, 06/22/30 (Call 03/22/30)	2,390	2,514,065
3.30%, 09/29/24 (Call 07/29/24)	597	649,757
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	5,548	6,151,123
4.13%, 01/15/31 (Call 10/15/30)(b)	1,275	1,436,657
4.75%, 06/01/23	1,255	1,360,345
4.75%, 01/01/25	108	119,552
4.88%, 03/01/24 (Call 01/01/24)	2,126	2,330,904
4.88%, 06/01/27 (Call 03/01/27)	1,700	1,940,329
5.75%, 12/01/34 (Call 06/01/34)	1,705	2,019,061

		635,835,023

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.10%, 05/01/23	754	787,108
2.25%, 11/15/22	4,279	4,442,287
2.30%, 05/03/22	2,524	2,596,338
2.45%, 11/15/21	691	705,138
3.25%, 03/15/24	446	486,827
3.70%, 08/01/47 (Call 02/01/47)	1,545	2,077,391
4.00%, 08/15/45	3,143	4,302,421
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	2,816	2,977,188
2.38%, 12/01/29 (Call 09/01/29)	2,694	2,925,334
2.60%, 04/15/30 (Call 01/15/30)	699	773,087
3.13%, 12/01/49 (Call 06/01/49)	3,147	3,653,258
3.15%, 03/15/27 (Call 12/15/26)	1,935	2,177,359
4.15%, 03/15/47 (Call 09/15/46)	1,140	1,504,276
4.38%, 06/15/45 (Call 12/15/44)	457	609,647
6.00%, 05/15/37	1,692	2,534,768
Procter & Gamble Co. (The)
0.55%, 10/29/25	7,905	7,948,952
1.20%, 10/29/30	10,100	10,167,064
2.15%, 08/11/22	1,118	1,154,536
2.30%, 02/06/22	3,628	3,716,414
2.45%, 11/03/26	6,458	7,112,131
2.70%, 02/02/26	2,934	3,246,060
2.80%, 03/25/27	1,880	2,096,764
2.85%, 08/11/27	3,963	4,454,333
3.00%, 03/25/30	5,969	6,924,935
3.10%, 08/15/23	2,479	2,669,933
3.60%, 03/25/50	400	541,788
Unilever Capital Corp.
0.38%, 09/14/23	400	400,808
1.38%, 09/14/30 (Call 06/14/30)	5,055	5,097,260
2.00%, 07/28/26	4,074	4,347,447
2.13%, 09/06/29 (Call 06/06/29)	1,284	1,375,536
2.20%, 05/05/22 (Call 04/05/22)	3,122	3,202,672
2.60%, 05/05/24 (Call 03/05/24)	2,827	3,012,423

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.90%, 05/05/27 (Call 02/05/27)	$3,274	$3,648,677
3.00%, 03/07/22	3,726	3,855,888
3.10%, 07/30/25	585	648,560
3.13%, 03/22/23 (Call 02/22/23)	2,527	2,684,356
3.25%, 03/07/24 (Call 02/07/24)	3,238	3,512,647
3.38%, 03/22/25 (Call 01/22/25)	1,389	1,541,693
3.50%, 03/22/28 (Call 12/22/27)	3,344	3,889,607
5.90%, 11/15/32	4,388	6,470,194

		126,273,105

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	1,570	1,651,734
3.75%, 05/15/46 (Call 11/15/45)	2,450	2,885,390
4.20%, 05/15/47 (Call 11/15/46)	2,190	2,757,845
4.60%, 06/15/45 (Call 12/15/44)	2,945	3,904,775

		11,199,744

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	2,727	2,777,204
3.15%, 02/15/24 (Call 01/15/24)	300	308,829
3.30%, 01/23/23 (Call 12/23/22)	2,992	3,080,803
3.50%, 05/26/22 (Call 04/26/22)	2,791	2,867,836
3.50%, 01/15/25 (Call 11/15/24)	3,326	3,435,292
3.65%, 07/21/27 (Call 04/21/27)	5,623	5,810,808
3.88%, 01/23/28 (Call 10/23/27)	2,597	2,645,590
3.95%, 02/01/22 (Call 01/01/22)	5,192	5,329,951
4.13%, 07/03/23 (Call 06/03/23)	1,972	2,082,748
4.45%, 12/16/21 (Call 11/16/21)	413	425,043
4.45%, 10/01/25 (Call 08/01/25)	2,501	2,687,274
4.45%, 04/03/26 (Call 02/03/26)	2,928	3,150,469
4.50%, 09/15/23 (Call 08/15/23)	340	362,243
4.63%, 07/01/22	3,611	3,783,859
4.63%, 10/15/27 (Call 08/15/27)	320	348,742
4.88%, 01/16/24 (Call 12/16/23)	1,583	1,702,833
6.50%, 07/15/25 (Call 06/15/25)	1,350	1,560,114
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	65	70,924
3.50%, 08/01/25	2,600	2,888,548
4.25%, 02/15/24	1,291	1,420,887
Air Lease Corp.
2.25%, 01/15/23	3,249	3,318,204
2.30%, 02/01/25 (Call 01/01/25)	4,158	4,224,029
2.63%, 07/01/22 (Call 06/01/22)	3,541	3,630,056
2.75%, 01/15/23 (Call 12/15/22)	3,441	3,519,868
2.88%, 01/15/26 (Call 12/15/25)	400	414,088
3.00%, 09/15/23 (Call 07/15/23)	729	756,265
3.00%, 02/01/30 (Call 11/01/29)	2,766	2,759,970
3.25%, 03/01/25 (Call 01/01/25)	2,964	3,113,563
3.25%, 10/01/29 (Call 07/01/29)	1,771	1,813,469
3.38%, 07/01/25 (Call 06/01/25)	445	470,877
3.50%, 01/15/22	1,221	1,253,540
3.63%, 04/01/27 (Call 01/01/27)	2,231	2,344,446
3.63%, 12/01/27 (Call 09/01/27)	1,963	2,068,786
3.75%, 02/01/22 (Call 12/01/21)	2,783	2,856,555
3.75%, 06/01/26 (Call 04/01/26)	2,537	2,734,252
3.88%, 07/03/23 (Call 06/03/23)	3,344	3,538,688
4.25%, 02/01/24 (Call 01/01/24)	2,245	2,409,558
4.25%, 09/15/24 (Call 06/15/24)	2,782	3,004,755

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.63%, 10/01/28 (Call 07/01/28)	$2,230	$2,495,192
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	2,648	2,730,935
4.25%, 06/15/26 (Call 04/15/26)	2,826	2,885,035
4.40%, 09/25/23 (Call 08/25/23)	1,640	1,701,270
5.00%, 04/01/23	981	1,025,429
5.50%, 02/15/22	1,883	1,952,483
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,810	1,845,096
3.05%, 06/05/23 (Call 05/05/23)	827	871,683
3.88%, 05/21/24 (Call 04/21/24)	6,292	6,860,168
4.13%, 02/13/22	6,541	6,813,171
4.63%, 05/19/22	3,224	3,408,864
4.63%, 03/30/25	5,168	5,877,721
5.13%, 09/30/24	1,648	1,888,806
5.80%, 05/01/25 (Call 04/01/25)	4,177	4,969,210
8.00%, 11/01/31	8,435	11,917,365
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	7,646	7,905,888
2.50%, 07/30/24 (Call 06/29/24)	4,851	5,169,953
2.65%, 12/02/22	4,973	5,197,481
2.75%, 05/20/22 (Call 04/19/22)	3,879	4,007,240
3.00%, 10/30/24 (Call 09/29/24)	6,263	6,808,382
3.13%, 05/20/26 (Call 04/20/26)	6,734	7,537,703
3.40%, 02/27/23 (Call 01/27/23)	5,880	6,255,144
3.40%, 02/22/24 (Call 01/22/24)	11,268	12,255,302
3.63%, 12/05/24 (Call 11/04/24)	4,453	4,942,073
3.70%, 08/03/23 (Call 07/03/23)	5,637	6,118,738
4.05%, 12/03/42	3,540	4,486,808
4.20%, 11/06/25 (Call 10/06/25)	1,658	1,924,971
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	5,816	5,978,034
3.30%, 05/03/27 (Call 04/03/27)	4,276	4,854,586
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	1,048	1,158,763
3.00%, 03/22/22	1,804	1,866,869
3.00%, 04/02/25 (Call 03/02/25)	362	394,953
3.70%, 10/15/24	2,345	2,611,298
4.00%, 10/15/23	3,413	3,759,317
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27
(Call 06/01/27)	870	865,415
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	1,448	1,487,313
5.38%, 07/24/23	2,749	2,946,076
Blackstone/GSO Secured Lending Fund
3.63%, 01/15/26 (Call 12/15/25)(b)	150	153,552
3.65%, 07/14/23(b)	50	51,668
BOC Aviation Ltd., 3.00%, 05/23/22 (Call 04/23/22)(f)	1,300	1,325,649
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	285	310,191
3.90%, 01/25/28 (Call 10/25/27)	2,250	2,585,925
4.00%, 04/01/24 (Call 02/01/24)	3,634	3,990,241
4.25%, 06/02/26 (Call 03/02/26)	1,466	1,702,510
4.35%, 04/15/30 (Call 01/15/30)	3,182	3,850,538
4.70%, 09/20/47 (Call 03/20/47)	3,031	3,846,915
4.85%, 03/29/29 (Call 12/29/28)	3,729	4,576,564
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	1,320	1,419,858
Capital One Bank USA N.A., 3.38%, 02/15/23	5,871	6,220,677

Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	$3,046	$3,191,903
3.05%, 03/09/22 (Call 02/09/22)	2,347	2,421,682
3.20%, 01/30/23 (Call 12/30/22)	8,506	8,993,734
3.20%, 02/05/25 (Call 01/05/25)	5,650	6,148,273
3.30%, 10/30/24 (Call 09/30/24)	7,263	7,912,167
3.50%, 06/15/23	2,769	2,969,448
3.65%, 05/11/27 (Call 04/11/27)	2,875	3,267,552
3.75%, 04/24/24 (Call 03/24/24)	2,640	2,883,434
3.75%, 07/28/26 (Call 06/28/26)	6,826	7,597,201
3.75%, 03/09/27 (Call 02/09/27)	1,789	2,039,084
3.80%, 01/31/28 (Call 12/31/27)	4,335	4,981,522
3.90%, 01/29/24 (Call 12/29/23)	3,913	4,290,487
4.20%, 10/29/25 (Call 09/29/25)	7,980	9,062,088
4.25%, 04/30/25 (Call 03/31/25)	2,331	2,648,902
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)	2,380	2,726,457
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	3,612	3,787,254
3.00%, 03/10/25 (Call 12/10/24)	5,263	5,734,881
3.20%, 03/02/27 (Call 12/02/26)	2,332	2,621,005
3.20%, 01/25/28 (Call 10/25/27)	3,518	3,990,995
3.25%, 05/22/29 (Call 02/22/29)	1,860	2,124,232
3.45%, 02/13/26 (Call 11/13/25)	1,448	1,629,666
3.55%, 02/01/24 (Call 01/01/24)	4,298	4,687,313
3.85%, 05/21/25 (Call 03/21/25)	2,636	2,985,296
4.00%, 02/01/29 (Call 11/01/28)	1,431	1,717,486
4.20%, 03/24/25 (Call 02/22/25)	2,374	2,721,008
4.63%, 03/22/30 (Call 12/22/29)	1,518	1,933,112
CME Group Inc.
3.00%, 09/15/22	1,899	1,988,538
3.00%, 03/15/25 (Call 12/15/24)	4,592	5,045,139
3.75%, 06/15/28 (Call 03/15/28)	2,294	2,722,817
4.15%, 06/15/48 (Call 12/15/47)	661	908,518
5.30%, 09/15/43 (Call 03/15/43)	1,624	2,429,861
Credit Suisse USA Inc., 7.13%, 07/15/32	3,456	5,380,681
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,987	2,188,204
3.85%, 11/21/22	2,504	2,667,812
3.95%, 11/06/24 (Call 08/06/24)	4,504	4,992,639
4.10%, 02/09/27 (Call 11/09/26)	1,106	1,258,108
4.50%, 01/30/26 (Call 11/30/25)	3,411	3,924,253
5.20%, 04/27/22	3,084	3,280,482
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,790	3,112,719
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	702	693,829
2.80%, 09/15/22	2,750	2,866,435
2.85%, 03/30/25	911	992,225
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)(b)	150	163,027
4.05%, 05/15/27 (Call 03/15/27)(b)	1,456	1,637,811
4.40%, 05/15/30 (Call 02/15/30)(b)	6,423	7,397,112
4.55%, 05/15/32 (Call 02/15/32)(b)	4,508	5,208,273
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	3,242	3,553,589
4.42%, 11/15/35	39,815	45,856,926
Intercontinental Exchange Inc.
0.70%, 06/15/23	340	342,241
1.85%, 09/15/32 (Call 06/15/32)	1,650	1,666,533
2.10%, 06/15/30 (Call 03/15/30)	5,710	5,991,446

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.35%, 09/15/22 (Call 08/15/22)	$3,371	$3,485,243
2.65%, 09/15/40 (Call 03/15/40)	1,088	1,130,824
3.00%, 06/15/50 (Call 12/15/49)	4,161	4,500,246
3.00%, 09/15/60 (Call 03/15/60)	1,659	1,756,682
3.10%, 09/15/27 (Call 06/15/27)	3,588	3,998,144
3.45%, 09/21/23 (Call 08/21/23)	2,100	2,269,071
3.75%, 12/01/25 (Call 09/01/25)	5,587	6,337,725
3.75%, 09/21/28 (Call 06/21/28)	1,979	2,304,823
4.00%, 10/15/23	4,675	5,139,508
4.25%, 09/21/48 (Call 03/21/48)	2,785	3,614,122
International Lease Finance Corp., 5.88%, 08/15/22	1,066	1,148,018
Invesco Finance PLC
3.13%, 11/30/22	2,790	2,937,396
3.75%, 01/15/26	545	615,125
4.00%, 01/30/24	1,328	1,455,289
5.38%, 11/30/43	484	631,514
Janus Capital Group Inc., 4.88%, 08/01/25
(Call 05/01/25)	485	557,789
Jefferies Financial Group Inc., 5.50%, 10/18/23
(Call 01/18/23)	3,294	3,632,986
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	400	419,032
5.13%, 01/20/23	2,308	2,527,168
6.25%, 01/15/36	2,313	3,108,811
6.45%, 06/08/27	1,090	1,376,670
6.50%, 01/20/43	394	532,148
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	1,757	2,060,188
4.85%, 01/15/27	5,158	6,008,193
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	372	408,575
3.75%, 02/13/25	2,492	2,736,116
4.38%, 03/11/29 (Call 12/11/28)	2,250	2,639,137
4.50%, 09/19/28 (Call 06/19/28)	240	282,629
Legg Mason Inc.
4.75%, 03/15/26	853	1,013,628
5.63%, 01/15/44	1,556	2,247,004
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	3,048	3,238,988
2.95%, 11/21/26 (Call 08/21/26)	4,776	5,355,950
2.95%, 06/01/29 (Call 03/01/29)	7,079	8,014,773
3.30%, 03/26/27 (Call 01/26/27)	2,390	2,723,907
3.35%, 03/26/30 (Call 12/26/29)	2,560	3,006,720
3.38%, 04/01/24	5,710	6,270,494
3.50%, 02/26/28 (Call 11/26/27)	1,675	1,951,944
3.65%, 06/01/49 (Call 12/01/48)	2,725	3,417,477
3.80%, 11/21/46 (Call 05/21/46)	1,635	2,092,669
3.85%, 03/26/50 (Call 09/26/49)	6,511	8,485,982
3.95%, 02/26/48 (Call 08/26/47)	2,367	3,081,763
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	3,198	3,505,712
3.85%, 06/30/26 (Call 03/30/26)	2,485	2,846,741
4.25%, 06/01/24 (Call 03/01/24)	3,863	4,293,300
Nomura Holdings Inc.
1.85%, 07/16/25	625	645,381
2.65%, 01/16/25	6,000	6,364,020
3.10%, 01/16/30	4,070	4,427,590
ORIX Corp.
2.90%, 07/18/22	1,313	1,360,728

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 12/04/24	$2,245	$2,443,840
3.70%, 07/18/27	2,880	3,259,498
4.05%, 01/16/24	1,422	1,559,308
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	103,600
Raymond James Financial Inc.
3.63%, 09/15/26	1,833	2,103,697
4.65%, 04/01/30 (Call 01/01/30)	730	898,294
4.95%, 07/15/46	3,172	4,372,951
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	582	648,552
4.25%, 07/18/24	3,495	3,925,549
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	3,910	4,038,600
3.70%, 08/04/26 (Call 05/04/26)	3,137	3,436,050
3.95%, 12/01/27 (Call 09/01/27)	1,804	2,003,775
4.25%, 08/15/24 (Call 05/15/24)	4,564	5,016,384
4.38%, 03/19/24 (Call 02/19/24)	3,121	3,427,482
4.50%, 07/23/25 (Call 04/24/25)	1,500	1,687,065
5.15%, 03/19/29 (Call 12/19/28)	3,767	4,514,900
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	470	466,564
1.10%, 02/15/31 (Call 11/15/30)	8,797	8,635,663
1.90%, 04/15/27 (Call 02/15/27)	2,551	2,703,448
2.00%, 08/15/50 (Call 02/15/50)	8,433	8,076,621
2.05%, 04/15/30 (Call 01/15/30)	4,984	5,311,548
2.15%, 09/15/22 (Call 08/15/22)	2,958	3,055,407
2.70%, 04/15/40 (Call 10/15/39)	4,089	4,530,571
2.75%, 09/15/27 (Call 06/15/27)	1,424	1,587,390
2.80%, 12/14/22 (Call 10/14/22)	7,785	8,164,052
3.15%, 12/14/25 (Call 09/14/25)	15,624	17,443,415
3.65%, 09/15/47 (Call 03/15/47)	3,777	4,831,538
4.15%, 12/14/35 (Call 06/14/35)	7,743	10,077,824
4.30%, 12/14/45 (Call 06/14/45)	7,221	9,938,912
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	3,104	3,318,331
3.60%, 03/15/22 (Call 02/15/22)	1,481	1,532,109
4.25%, 06/09/23 (Call 05/09/23)	1,457	1,575,440
6.20%, 11/17/36	2,527	3,109,499

		777,871,209

Electric — 2.2%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,783	2,874,505
3.80%, 10/01/47 (Call 04/01/47)	1,079	1,272,195
3.95%, 06/01/28 (Call 03/01/28)	1,090	1,274,973
Series G, 4.15%, 05/01/49 (Call 11/01/48)	2,176	2,709,925
Series H, 3.45%, 01/15/50 (Call 07/15/49)	1,717	1,956,401
Series I, 2.10%, 07/01/30 (Call 04/01/30)	450	472,230
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,445	1,618,241
3.15%, 09/15/49 (Call 03/15/49)	160	177,611
3.75%, 12/01/47 (Call 06/01/47)	880	1,072,456
3.80%, 06/15/49 (Call 12/15/48)	1,100	1,363,142
4.00%, 12/01/46 (Call 06/01/46)	1,205	1,510,672
4.25%, 09/15/48 (Call 03/15/48)	913	1,193,090
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	1,934	2,321,825
3.75%, 03/01/45 (Call 09/01/44)	2,558	3,108,405
3.85%, 12/01/42	1,310	1,615,584
4.15%, 08/15/44 (Call 02/15/44)	1,315	1,674,008

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.30%, 01/02/46 (Call 07/02/45)	$2,697	$3,553,783
6.00%, 03/01/39	399	597,491
6.13%, 05/15/38	1,115	1,676,324
Series 13-A, 3.55%, 12/01/23	251	273,663
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	4,270	4,384,265
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	2,500	2,549,550
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,275	3,044,837
Series B, 3.70%, 12/01/47 (Call 06/01/47)	2,901	3,570,957
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	3,604	3,836,386
3.50%, 01/15/31 (Call 10/15/30)	2,659	3,081,675
3.65%, 02/15/26 (Call 11/15/25)	1,518	1,707,902
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	350	354,407
2.70%, 09/01/22 (Call 06/01/22)	1,460	1,511,494
3.25%, 03/01/25 (Call 12/01/24)	430	470,768
3.25%, 03/15/50 (Call 09/15/49)	2,147	2,522,081
3.70%, 12/01/47 (Call 06/01/47)	2,225	2,744,849
3.80%, 05/15/28 (Call 02/15/28)	1,570	1,840,228
4.15%, 03/15/46 (Call 09/15/45)	2,481	3,170,023
4.50%, 03/15/49 (Call 09/15/48)	1,351	1,862,934
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,223	1,278,720
3.20%, 11/13/27 (Call 08/13/27)	1,336	1,496,801
3.25%, 03/01/50 (Call 09/01/49)	4,393	4,712,986
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,626	1,696,715
Series I, 3.65%, 12/01/21	518	534,939
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,000	2,391,800
Series N, 1.00%, 11/01/25 (Call 10/01/25)	153	153,543
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	190	209,705
4.40%, 05/15/44 (Call 11/15/43)	864	1,073,909
4.45%, 06/01/45 (Call 12/01/44)	1,088	1,382,337
7.00%, 04/01/38	2,265	3,521,486
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,709	1,898,306
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	1,935	2,530,361
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	400	479,244
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	1,245	1,353,191
2.65%, 09/15/50 (Call 03/15/50)	426	445,225
2.95%, 09/15/27 (Call 06/15/27)	450	494,924
3.15%, 05/15/25 (Call 02/15/25)	1,625	1,778,221
3.35%, 05/15/50 (Call 11/15/49)	1,006	1,178,217
3.50%, 12/01/49 (Call 06/01/49)	928	1,108,264
3.75%, 05/15/46 (Call 11/15/45)	2,086	2,533,072
4.20%, 08/15/48 (Call 02/15/48)	878	1,135,781
4.25%, 03/01/49 (Call 09/01/48)	1,050	1,353,671
4.35%, 11/15/45 (Call 05/15/45)	1,117	1,450,592
4.50%, 04/01/42 (Call 10/01/41)	1,430	1,851,278
5.05%, 09/01/41 (Call 03/01/41)	2,550	3,473,839
Atlantic City Electric Co., 4.00%, 10/15/28
(Call 07/15/28)	1,177	1,383,881
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	5,177	5,641,222
3.20%, 04/15/25 (Call 03/15/25)	2,955	3,238,916
3.80%, 06/01/29 (Call 03/01/29)	3,244	3,755,611
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	2,455	3,144,266
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	241	259,620
2.90%, 06/15/50 (Call 12/15/49)	2,340	2,515,032

Security	Par (000)	Value

Electric (continued)
3.20%, 09/15/49 (Call 03/15/49)	$1,600	$1,792,016
3.35%, 07/01/23 (Call 04/01/23)	2,552	2,720,483
3.50%, 08/15/46 (Call 02/15/46)	2,545	2,981,060
3.75%, 08/15/47 (Call 02/15/47)	1,794	2,198,619
4.25%, 09/15/48 (Call 03/15/48)	554	722,621
6.35%, 10/01/36	330	503,725
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(b)	5,247	5,277,013
2.80%, 01/15/23 (Call 12/15/22)	1,370	1,438,856
2.85%, 05/15/51 (Call 11/15/50)(b)	6,050	6,351,955
3.25%, 04/15/28 (Call 01/15/28)	1,972	2,239,068
3.50%, 02/01/25 (Call 11/01/24)	1,945	2,151,831
3.70%, 07/15/30 (Call 04/15/30)(b)	5,684	6,735,483
3.75%, 11/15/23 (Call 08/15/23)	3,412	3,717,988
3.80%, 07/15/48 (Call 01/15/48)	2,151	2,635,104
4.05%, 04/15/25 (Call 03/15/25)(b)	1,069	1,216,191
4.25%, 10/15/50 (Call 04/15/50)(b)	3,116	4,092,617
4.45%, 01/15/49 (Call 07/15/48)	3,120	4,235,088
4.50%, 02/01/45 (Call 08/01/44)	1,804	2,365,369
5.15%, 11/15/43 (Call 05/15/43)	2,763	3,853,003
5.95%, 05/15/37	1,808	2,640,240
6.13%, 04/01/36	1,572	2,348,442
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,615	1,690,711
3.05%, 10/15/29 (Call 07/15/29)	2,043	2,236,554
3.15%, 01/15/27 (Call 07/15/26)	890	966,620
3.88%, 10/15/49 (Call 04/15/49)	1,239	1,435,146
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,355,570
4.20%, 09/15/46 (Call 03/15/46)	525	631,843
4.25%, 11/30/23 (Call 08/30/23)	1,311	1,438,482
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	76	77,981
3.55%, 08/01/42 (Call 02/01/42)	1,462	1,718,815
3.95%, 03/01/48 (Call 09/01/47)	1,969	2,511,971
4.50%, 04/01/44 (Call 10/01/43)	2,386	3,182,924
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	449	494,600
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,432	1,906,593
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	2,111	2,310,321
Series K2, 6.95%, 03/15/33	125	186,604
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	930	1,002,996
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	2,593	2,681,940
2.50%, 09/01/24 (Call 08/01/24)	1,316	1,396,960
2.95%, 03/01/30 (Call 12/01/29)	2,232	2,446,562
3.70%, 09/01/49 (Call 03/01/49)	1,175	1,356,009
3.85%, 02/01/24 (Call 01/01/24)	2,437	2,672,219
4.25%, 11/01/28 (Call 08/01/28)	1,835	2,184,623
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	2,029	2,189,737
4.97%, 05/01/46 (Call 11/01/45)	1,705	1,976,487
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,400	3,871,920
5.95%, 12/15/36	689	858,253
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	299	329,510
3.45%, 08/15/27 (Call 05/15/27)	1,821	2,050,100
4.75%, 06/01/50 (Call 03/01/30)(a)	713	785,320
4.88%, 03/01/44 (Call 09/01/43)	2,110	2,825,353
5.05%, 03/15/22 (Call 12/15/21)	392	409,969

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	$948	$1,019,337
2.55%, 06/15/26 (Call 03/15/26)	590	643,330
3.00%, 03/01/50 (Call 09/01/49)	390	430,739
3.65%, 06/15/46 (Call 12/15/45)	1,949	2,345,271
3.70%, 08/15/28 (Call 05/15/28)	3,500	4,099,340
3.70%, 03/01/45 (Call 09/01/44)	1,525	1,819,661
3.80%, 10/01/42 (Call 04/01/42)	729	869,602
4.00%, 03/01/48 (Call 09/01/47)	2,242	2,854,178
4.00%, 03/01/49 (Call 09/01/48)	3,264	4,192,739
4.35%, 11/15/45 (Call 05/15/45)	2,576	3,364,411
4.60%, 08/15/43 (Call 02/15/43)	995	1,323,350
4.70%, 01/15/44 (Call 07/15/43)	1,175	1,593,911
5.90%, 03/15/36	844	1,222,644
6.45%, 01/15/38	1,731	2,675,087
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,050	2,275,972
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	2,705	3,310,920
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,184	1,335,576
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,300	1,351,857
4.00%, 04/01/48 (Call 10/01/47)	2,931	3,833,045
4.30%, 04/15/44 (Call 10/15/43)	2,180	2,875,965
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,288	2,564,207
Series A, 4.15%, 06/01/45 (Call 12/01/44)	235	302,107
Connecticut Light and Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	130	130,417
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	1,858	2,198,218
3.80%, 05/15/28 (Call 02/15/28)	2,314	2,689,192
3.85%, 06/15/46 (Call 12/15/45)	2,454	2,928,800
3.95%, 03/01/43 (Call 09/01/42)	3,631	4,342,204
4.45%, 03/15/44 (Call 09/15/43)	3,828	4,904,663
4.50%, 12/01/45 (Call 06/01/45)	2,854	3,701,524
4.50%, 05/15/58 (Call 11/15/57)	2,469	3,315,571
4.63%, 12/01/54 (Call 06/01/54)	1,592	2,164,547
5.70%, 06/15/40	1,447	2,045,942
Series 05-A, 5.30%, 03/01/35	700	933,632
Series 06-A, 5.85%, 03/15/36	1,428	1,966,670
Series 06-B, 6.20%, 06/15/36	566	813,104
Series 07-A, 6.30%, 08/15/37	833	1,227,842
Series 08-B, 6.75%, 04/01/38	1,467	2,248,427
Series 09-C, 5.50%, 12/01/39	2,050	2,875,002
Series 12-A, 4.20%, 03/15/42	50	60,999
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	4,327	5,190,410
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	3,414	3,931,528
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	3,844	4,747,686
Series A, 4.13%, 05/15/49 (Call 11/15/48)	1,772	2,228,910
Series B, 3.13%, 11/15/27 (Call 08/15/27)	464	518,608
Series C, 3.00%, 12/01/60 (Call 06/01/60)	580	597,736
Series C, 4.00%, 11/15/57 (Call 05/15/57)	601	739,735
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,975	3,879,251
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,702	2,021,482
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,384	3,219,068
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,605	1,626,026
3.10%, 08/15/50 (Call 02/15/50)	2,609	3,013,682
3.25%, 08/15/46 (Call 02/15/46)	1,288	1,493,964
3.38%, 08/15/23 (Call 05/15/23)	1,520	1,629,790
3.50%, 08/01/51 (Call 02/01/51)	2,174	2,686,020
3.75%, 02/15/50 (Call 08/15/49)	1,505	1,909,589

Security	Par (000)	Value

Electric (continued)
3.80%, 11/15/28 (Call 08/15/28)	$641	$759,790
3.95%, 05/15/43 (Call 11/15/42)	826	1,030,757
3.95%, 07/15/47 (Call 01/15/47)	2,108	2,707,136
4.05%, 05/15/48 (Call 11/15/47)	2,247	2,943,817
4.35%, 04/15/49 (Call 10/15/48)	2,361	3,238,820
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	2,550	2,875,890
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	1,175	1,275,157
4.15%, 05/15/45 (Call 11/15/44)	2,116	2,638,483
Dominion Energy Inc.
3.07%, 08/15/24(e)	4,977	5,380,137
3.90%, 10/01/25 (Call 07/01/25)	728	827,488
4.25%, 06/01/28 (Call 03/01/28)	3,236	3,854,076
4.70%, 12/01/44 (Call 06/01/44)	2,750	3,634,015
5.75%, 10/01/54 (Call 10/01/24)(a)	1,194	1,311,143
7.00%, 06/15/38	2,975	4,569,302
Series A, 3.30%, 03/15/25 (Call 02/15/25)	230	253,460
Series A, 4.60%, 03/15/49 (Call 09/15/48)	2,975	4,049,659
Series B, 2.75%, 01/15/22 (Call 12/15/21)	2,562	2,623,744
Series B, 2.75%, 09/15/22 (Call 06/15/22)	1,129	1,167,702
Series B, 3.60%, 03/15/27 (Call 01/15/27)	605	686,947
Series B, 5.95%, 06/15/35	1,837	2,558,004
Series C, 3.38%, 04/01/30 (Call 01/01/30)	3,299	3,772,802
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,280	1,543,514
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,265	1,667,928
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,923	2,113,050
Series E, 6.30%, 03/15/33	695	977,650
Series F, 5.25%, 08/01/33	1,940	2,494,898
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,415	1,893,482
5.10%, 06/01/65 (Call 12/01/64)	2,320	3,677,780
5.30%, 05/15/33	94	126,053
5.45%, 02/01/41 (Call 08/01/40)	1,620	2,311,853
6.05%, 01/15/38	1,705	2,538,012
6.63%, 02/01/32	280	404,068
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,622	2,814,062
2.95%, 03/01/50 (Call 09/01/49)	685	766,152
3.38%, 03/01/25 (Call 12/01/24)	1,095	1,214,016
3.65%, 03/15/24 (Call 12/15/23)	1,385	1,508,182
3.70%, 03/15/45 (Call 09/15/44)	2,240	2,726,506
3.70%, 06/01/46 (Call 12/01/45)	810	985,219
3.75%, 08/15/47 (Call 02/15/47)	2,472	3,053,686
3.95%, 03/01/49 (Call 09/01/48)	1,614	2,100,734
4.30%, 07/01/44 (Call 01/01/44)	2,476	3,207,683
Series A, 4.00%, 04/01/43 (Call 10/01/42)	217	269,631
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,273	1,670,571
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,467	2,733,461
DTE Energy Co.
2.25%, 11/01/22	1,545	1,600,064
2.85%, 10/01/26 (Call 07/01/26)	3,539	3,872,798
2.95%, 03/01/30 (Call 12/01/29)	2,307	2,538,277
3.80%, 03/15/27 (Call 12/15/26)	1,894	2,161,149
6.38%, 04/15/33	288	415,270
Series B, 2.60%, 06/15/22	419	432,601
Series B, 3.30%, 06/15/22 (Call 04/15/22)	2,342	2,431,886
Series C, 2.53%, 10/01/24	1,319	1,404,735
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,841	3,224,308
Series C, 3.50%, 06/01/24 (Call 03/01/24)	3,380	3,669,734

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series D, 3.70%, 08/01/23 (Call 07/01/23)	$2,113	$2,286,287
Series F, 1.05%, 06/01/25 (Call 05/01/25)	5,915	5,976,693
Series F, 3.85%, 12/01/23 (Call 09/01/23)	3,946	4,296,799
Series H, 0.55%, 11/01/22	1,829	1,832,713
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,258	2,460,949
2.45%, 02/01/30 (Call 11/01/29)	3,110	3,362,812
2.50%, 03/15/23 (Call 01/15/23)	3,574	3,739,619
2.95%, 12/01/26 (Call 09/01/26)	3,275	3,669,474
3.05%, 03/15/23 (Call 02/15/23)	2,761	2,921,939
3.20%, 08/15/49 (Call 02/15/49)	3,965	4,573,509
3.35%, 05/15/22	1,214	1,267,732
3.70%, 12/01/47 (Call 06/01/47)	2,792	3,413,695
3.75%, 06/01/45 (Call 12/01/44)	1,820	2,214,339
3.88%, 03/15/46 (Call 09/15/45)	3,230	4,003,391
3.95%, 11/15/28 (Call 08/15/28)	1,128	1,352,337
3.95%, 03/15/48 (Call 09/15/47)	1,095	1,390,037
4.00%, 09/30/42 (Call 03/30/42)	562	696,138
4.25%, 12/15/41 (Call 06/15/41)	864	1,106,110
5.30%, 02/15/40	920	1,315,904
6.00%, 01/15/38	771	1,158,959
6.05%, 04/15/38	1,320	2,001,740
6.10%, 06/01/37	2,605	3,897,288
6.45%, 10/15/32	750	1,059,893
Series A, 6.00%, 12/01/28	1,543	2,027,487
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	2,410	2,418,266
2.40%, 08/15/22 (Call 07/15/22)	1,130	1,165,900
2.45%, 06/01/30 (Call 03/01/30)	5,375	5,744,746
2.65%, 09/01/26 (Call 06/01/26)	1,699	1,848,104
3.05%, 08/15/22 (Call 05/15/22)	3,985	4,134,956
3.15%, 08/15/27 (Call 05/15/27)	3,723	4,169,686
3.40%, 06/15/29 (Call 03/15/29)	2,017	2,295,164
3.75%, 04/15/24 (Call 01/15/24)	6,043	6,639,746
3.75%, 09/01/46 (Call 03/01/46)	2,737	3,265,925
3.95%, 10/15/23 (Call 07/15/23)	1,549	1,687,279
3.95%, 08/15/47 (Call 02/15/47)	1,030	1,274,512
4.20%, 06/15/49 (Call 12/15/48)	2,585	3,367,764
4.80%, 12/15/45 (Call 06/15/45)	2,004	2,720,350
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,560	2,635,213
2.50%, 12/01/29 (Call 09/01/29)	2,483	2,710,120
3.20%, 01/15/27 (Call 10/15/26)	2,923	3,290,333
3.40%, 10/01/46 (Call 04/01/46)	3,723	4,330,668
3.80%, 07/15/28 (Call 04/15/28)	1,855	2,185,728
3.85%, 11/15/42 (Call 05/15/42)	1,136	1,368,994
4.20%, 07/15/48 (Call 01/15/48)	1,100	1,442,419
5.65%, 04/01/40	1,411	2,081,479
6.35%, 09/15/37	816	1,255,204
6.40%, 06/15/38	2,854	4,458,833
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	775	836,078
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,175	1,245,524
3.75%, 05/15/46 (Call 11/15/45)	959	1,159,834
6.12%, 10/15/35	445	635,772
6.35%, 08/15/38	463	713,117
6.45%, 04/01/39	1,800	2,812,824
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	459	628,780
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,000	2,281,400

Security	Par (000)	Value

Electric (continued)
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	$3,980	$4,183,537
3.65%, 02/01/29 (Call 11/01/28)	1,792	2,082,107
3.70%, 06/15/46 (Call 12/15/45)	1,345	1,609,091
3.80%, 09/01/23 (Call 06/01/23)	1,326	1,434,560
4.30%, 02/01/49 (Call 08/01/48)	785	1,027,157
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	770	784,645
2.80%, 05/15/22 (Call 02/15/22)	1,460	1,502,953
3.25%, 08/15/25 (Call 05/15/25)	1,598	1,778,222
3.38%, 09/01/23 (Call 08/01/23)	913	984,954
3.45%, 03/15/29 (Call 12/15/28)	2,510	2,910,471
3.60%, 09/15/47 (Call 03/15/47)	2,789	3,342,365
3.70%, 09/01/28 (Call 06/01/28)	1,938	2,267,673
3.70%, 10/15/46 (Call 04/15/46)	2,114	2,571,131
4.10%, 05/15/42 (Call 11/15/41)	3,625	4,589,359
4.10%, 03/15/43 (Call 09/15/42)	1,254	1,573,156
4.15%, 12/01/44 (Call 06/01/44)	1,628	2,073,812
4.20%, 08/15/45 (Call 02/15/45)	3,986	5,119,499
4.38%, 03/30/44 (Call 09/30/43)	2,422	3,165,409
6.30%, 04/01/38	1,370	2,094,155
Edison International
2.40%, 09/15/22 (Call 08/15/22)	2,035	2,070,490
2.95%, 03/15/23 (Call 01/15/23)	2,806	2,901,769
3.13%, 11/15/22 (Call 10/15/22)	2,469	2,549,119
3.55%, 11/15/24 (Call 10/15/24)	3,458	3,692,141
4.13%, 03/15/28 (Call 12/15/27)	3,735	4,078,246
4.95%, 04/15/25 (Call 03/15/25)	800	896,416
5.75%, 06/15/27 (Call 04/15/27)	2,592	3,052,313
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,202	2,603,381
6.00%, 05/15/35	274	375,509
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	7,486	8,371,744
4.75%, 06/15/46 (Call 12/15/45)	1,747	2,211,789
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,846	2,053,029
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,796	2,095,106
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)	158	171,043
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	515	537,124
3.50%, 04/01/26 (Call 01/01/26)	2,127	2,401,043
3.70%, 06/01/24 (Call 03/01/24)	285	312,571
4.20%, 04/01/49 (Call 10/01/48)	1,540	2,001,307
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,496	1,499,306
2.80%, 06/15/30 (Call 03/15/30)	2,102	2,287,312
2.95%, 09/01/26 (Call 06/01/26)	1,925	2,127,837
3.75%, 06/15/50 (Call 12/15/49)	1,645	1,955,741
4.00%, 07/15/22 (Call 05/15/22)	965	1,014,746
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	87	102,594
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	2,115	2,145,794
2.40%, 10/01/26 (Call 07/01/26)	3,758	4,061,383
2.90%, 03/15/51 (Call 09/15/50)	2,170	2,350,392
3.05%, 06/01/31 (Call 03/01/31)	2,589	2,951,072
3.12%, 09/01/27 (Call 06/01/27)	1,370	1,528,180
3.25%, 04/01/28 (Call 01/01/28)	1,684	1,903,947
4.00%, 03/15/33 (Call 12/15/32)	1,952	2,442,440
4.05%, 09/01/23 (Call 06/01/23)	1,032	1,121,670

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.20%, 09/01/48 (Call 03/01/48)	$2,577	$3,376,798
4.20%, 04/01/50 (Call 10/01/49)	2,900	3,825,332
4.95%, 01/15/45 (Call 01/15/25)	610	669,445
5.40%, 11/01/24	131	153,676
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,363	3,712,819
3.85%, 06/01/49 (Call 12/01/48)	3,581	4,391,165
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	1,515	1,775,277
4.00%, 03/30/29 (Call 12/30/28)	995	1,167,274
4.50%, 03/30/39 (Call 09/30/38)	160	201,560
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	2,391	2,532,667
2.90%, 09/15/29 (Call 06/15/29)	1,421	1,544,940
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,359,450
3.10%, 04/01/27 (Call 01/01/27)	1,710	1,892,132
3.25%, 09/01/49 (Call 03/01/49)	1,603	1,810,124
3.45%, 04/15/50 (Call 10/15/49)	1,310	1,556,581
4.10%, 04/01/43 (Call 10/01/42)	1,190	1,447,730
4.13%, 03/01/42 (Call 09/01/41)	822	1,004,969
4.25%, 12/01/45 (Call 06/01/45)	1,514	1,935,755
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	401	423,171
3.65%, 08/15/25 (Call 05/15/25)	1,350	1,520,856
4.20%, 06/15/47 (Call 12/15/46)	2,240	2,819,690
4.20%, 03/15/48 (Call 09/15/47)	1,859	2,368,440
5.30%, 10/01/41 (Call 04/01/41)	1,781	2,411,723
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	2,343	2,972,072
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	747	797,475
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,369	1,436,519
3.45%, 01/15/50 (Call 07/15/49)	3,780	4,415,569
Series H, 3.15%, 01/15/25 (Call 10/15/24)	826	898,985
Series K, 2.75%, 03/15/22 (Call 02/15/22)	2,956	3,040,660
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,201	2,375,297
Series M, 3.30%, 01/15/28 (Call 10/15/27)	289	322,573
Series N, 3.80%, 12/01/23 (Call 11/01/23)	1,537	1,681,247
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,315	1,583,681
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	6,496	6,482,618
Series R, 1.65%, 08/15/30 (Call 05/15/30)	5,757	5,753,488
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	3,687	4,137,588
3.50%, 06/01/22 (Call 05/01/22)	4,030	4,201,597
3.95%, 06/15/25 (Call 03/15/25)	5,627	6,373,534
4.05%, 04/15/30 (Call 01/15/30)	4,548	5,398,203
4.45%, 04/15/46 (Call 10/15/45)	3,648	4,660,320
4.70%, 04/15/50 (Call 10/15/49)	2,892	3,908,278
4.95%, 06/15/35 (Call 12/15/34)	3,479	4,353,551
5.10%, 06/15/45 (Call 12/15/44)	1,790	2,430,104
5.63%, 06/15/35	3,084	4,176,569
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	1,256	1,354,169
3.40%, 03/15/22 (Call 02/15/22)	3,037	3,137,950
4.25%, 06/15/22 (Call 03/15/22)	4,535	4,752,997
5.60%, 06/15/42 (Call 12/15/41)	1,528	1,713,591
5.75%, 10/01/41 (Call 04/01/41)	1,900	2,169,648
6.25%, 10/01/39	3,680	4,350,754
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	670	670,181

Security	Par (000)	Value

Electric (continued)
2.65%, 03/01/30 (Call 12/01/29)	$2,036	$2,010,713
Series A, 1.60%, 01/15/26 (Call 12/15/25)	2,350	2,285,328
Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,192	1,220,441
Series B, 2.25%, 09/01/30 (Call 06/01/30)	5,140	4,913,532
Series B, 3.90%, 07/15/27 (Call 04/15/27)	1,657	1,830,985
Series B, 4.25%, 03/15/23 (Call 12/15/22)	5,668	5,984,671
Series C, 3.40%, 03/01/50 (Call 09/01/49)	2,485	2,374,865
Series C, 4.85%, 07/15/47 (Call 01/15/47)	3,854	4,711,554
Series C, 7.38%, 11/15/31	4,867	6,719,624
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	623	652,374
2.85%, 04/01/25 (Call 03/01/25)	2,600	2,835,716
3.13%, 12/01/25 (Call 06/01/25)	1,076	1,194,737
3.15%, 10/01/49 (Call 04/01/49)	2,619	3,073,108
3.25%, 06/01/24 (Call 12/01/23)	2,306	2,491,287
3.70%, 12/01/47 (Call 06/01/47)	3,285	4,109,863
3.80%, 12/15/42 (Call 06/15/42)	983	1,210,958
3.95%, 03/01/48 (Call 09/01/47)	3,415	4,481,504
3.99%, 03/01/49 (Call 09/01/48)	3,235	4,232,900
4.05%, 06/01/42 (Call 12/01/41)	2,085	2,665,401
4.05%, 10/01/44 (Call 04/01/44)	2,123	2,759,942
4.13%, 02/01/42 (Call 08/01/41)	1,446	1,857,257
4.13%, 06/01/48 (Call 12/01/47)	2,756	3,688,079
4.95%, 06/01/35	224	310,923
5.25%, 02/01/41 (Call 08/01/40)	2,015	2,888,946
5.63%, 04/01/34	260	375,690
5.65%, 02/01/37	2,632	3,771,393
5.69%, 03/01/40	959	1,443,065
5.95%, 02/01/38	1,554	2,353,222
5.96%, 04/01/39	385	590,652
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,537	7,171,873
Georgia Power Co.
2.85%, 05/15/22	712	737,062
3.25%, 04/01/26 (Call 01/01/26)	250	279,858
3.25%, 03/30/27 (Call 12/30/26)	480	532,387
4.30%, 03/15/42	3,223	4,070,810
4.30%, 03/15/43	1,268	1,601,585
Series 10-C, 4.75%, 09/01/40	1,629	2,122,880
Series A, 2.10%, 07/30/23	470	490,652
Series A, 2.20%, 09/15/24 (Call 08/15/24)	1,617	1,703,461
Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,117	1,224,601
Series B, 3.70%, 01/30/50 (Call 07/30/49)	2,043	2,485,718
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)	1,036	1,166,546
Iberdrola International BV, 6.75%, 07/15/36	1,190	1,811,263
Idaho Power Co., Series K, 4.20%, 03/01/48
(Call 09/01/47)	35	45,318
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	1,542	1,776,461
4.25%, 08/15/48 (Call 02/15/48)	1,295	1,664,994
6.05%, 03/15/37	215	306,397
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,974	2,567,128
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,733	2,053,484
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	2,045	2,241,688
3.50%, 09/30/49 (Call 03/30/49)	574	656,323
3.60%, 04/01/29 (Call 01/01/29)	292	339,289
3.70%, 09/15/46 (Call 03/15/46)	2,193	2,565,766
4.10%, 09/26/28 (Call 06/26/28)	2,182	2,601,075
6.25%, 07/15/39	400	586,500

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Interstate Power and Light Co., 2.30%, 06/01/30
(Call 03/01/30)	$327	$348,216
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	833	906,804
4.25%, 05/01/30 (Call 02/01/30)(b)	1,000	1,156,690
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	1,840	1,914,649
3.25%, 06/30/26 (Call 03/30/26)	1,560	1,739,572
3.35%, 11/15/27 (Call 08/15/27)	1,420	1,585,984
3.65%, 06/15/24 (Call 03/15/24)	1,062	1,156,242
5.30%, 07/01/43 (Call 01/01/43)	2,200	2,937,110
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	1,515	1,725,918
4.38%, 10/01/45 (Call 04/01/45)	1,706	2,198,283
5.13%, 11/01/40 (Call 05/01/40)	2,781	3,817,868
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	525	673,869
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,160	1,288,516
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	1,666	1,877,149
3.15%, 04/15/50 (Call 10/15/49)	1,315	1,532,554
3.50%, 10/15/24 (Call 07/15/24)	4,646	5,120,403
3.65%, 04/15/29 (Call 01/15/29)	4,162	4,980,624
3.65%, 08/01/48 (Call 02/01/48)	3,698	4,539,591
3.95%, 08/01/47 (Call 02/01/47)	2,383	3,027,768
4.25%, 05/01/46 (Call 11/01/45)	2,130	2,751,790
4.25%, 07/15/49 (Call 01/15/49)	3,569	4,871,542
4.40%, 10/15/44 (Call 04/15/44)	846	1,112,490
4.80%, 09/15/43 (Call 03/15/43)	572	780,128
5.80%, 10/15/36	1,029	1,501,023
6.75%, 12/30/31	945	1,421,535
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,590	4,150,291
Series 12-A, 4.25%, 03/15/42	2,353	2,832,518
National Grid USA, 5.80%, 04/01/35	1,100	1,430,187
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	575	570,026
1.75%, 01/21/22	635	645,808
2.30%, 09/15/22 (Call 08/15/22)	3,085	3,186,990
2.40%, 04/25/22 (Call 03/25/22)	2,105	2,162,530
2.40%, 03/15/30 (Call 12/15/29)	1,970	2,138,435
2.70%, 02/15/23 (Call 12/15/22)	501	524,216
2.85%, 01/27/25 (Call 10/27/24)	1,302	1,411,446
2.95%, 02/07/24 (Call 12/07/23)	3,188	3,404,465
3.05%, 02/15/22 (Call 11/15/21)	2,130	2,184,123
3.05%, 04/25/27 (Call 01/25/27)	1,541	1,713,962
3.25%, 11/01/25 (Call 08/01/25)	1,796	1,995,572
3.40%, 11/15/23 (Call 08/15/23)	456	491,714
3.40%, 02/07/28 (Call 11/07/27)	1,600	1,852,128
3.70%, 03/15/29 (Call 12/15/28)	2,070	2,425,667
3.90%, 11/01/28 (Call 08/01/28)	850	1,002,150
4.02%, 11/01/32 (Call 05/01/32)	1,994	2,451,424
4.30%, 03/15/49 (Call 09/15/48)	2,064	2,729,888
4.40%, 11/01/48 (Call 05/01/48)	1,423	1,904,301
4.75%, 04/30/43 (Call 04/30/23)(a)	1,892	1,982,740
5.25%, 04/20/46 (Call 04/20/26)(a)	514	565,873
Series C, 8.00%, 03/01/32	1,015	1,613,241
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,709	3,184,321
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,725	1,855,824

Security	Par (000)	Value

Electric (continued)
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	$1,200	$1,330,164
Series N, 6.65%, 04/01/36	365	548,197
Series R, 6.75%, 07/01/37	1,410	2,149,926
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	190	195,185
2.25%, 06/01/30 (Call 03/01/30)	8,460	8,870,310
2.75%, 05/01/25 (Call 04/01/25)	4,137	4,482,150
2.75%, 11/01/29 (Call 08/01/29)	4,552	4,978,067
2.80%, 01/15/23 (Call 12/15/22)	1,848	1,940,215
2.90%, 04/01/22	2,716	2,806,388
3.15%, 04/01/24 (Call 03/01/24)	4,880	5,265,081
3.20%, 02/25/22	77	79,618
3.25%, 04/01/26 (Call 02/01/26)	3,963	4,422,748
3.50%, 04/01/29 (Call 01/01/29)	3,904	4,485,188
3.55%, 05/01/27 (Call 02/01/27)	4,730	5,394,187
4.80%, 12/01/77 (Call 12/01/27)(a)	2,750	3,024,863
5.65%, 05/01/79 (Call 05/01/29)(a)	105	122,509
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,966	3,033,150
2.60%, 05/15/23 (Call 11/15/22)	1,395	1,454,971
2.60%, 06/01/51 (Call 12/01/50)	1,215	1,291,873
2.90%, 03/01/50 (Call 09/01/49)	2,166	2,423,819
3.40%, 08/15/42 (Call 02/15/42)	750	879,608
3.60%, 05/15/46 (Call 11/15/45)	516	631,305
3.60%, 09/15/47 (Call 03/15/47)	1,663	2,061,155
4.00%, 08/15/45 (Call 02/15/45)	1,591	2,062,238
4.13%, 05/15/44 (Call 11/15/43)	1,185	1,531,541
5.35%, 11/01/39	790	1,149,466
6.20%, 07/01/37	963	1,458,386
6.25%, 06/01/36	1,005	1,514,183
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	285	340,039
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,545	1,594,316
3.20%, 05/15/27 (Call 02/15/27)	2,161	2,432,141
3.25%, 05/15/29 (Call 02/15/29)	1,937	2,223,211
3.95%, 04/01/30 (Call 01/01/30)	2,931	3,571,980
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,775,912
5.50%, 03/15/40	100	146,401
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)(b)	1,460	1,548,461
5.05%, 10/01/48 (Call 04/01/48)	1,530	1,927,769
5.25%, 09/01/50	817	1,017,002
5.38%, 11/01/40	2,390	2,997,992
5.95%, 11/01/39	2,071	2,731,173
Ohio Edison Co., 6.88%, 07/15/36	965	1,315,411
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	1,832	2,299,691
4.15%, 04/01/48 (Call 10/01/47)	1,100	1,404,700
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,370	1,506,973
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	115	131,060
3.30%, 03/15/30 (Call 09/15/29)	845	965,869
3.80%, 08/15/28 (Call 02/15/28)	1,167	1,355,120
3.85%, 08/15/47 (Call 02/15/47)	1,140	1,330,950
4.15%, 04/01/47 (Call 10/01/46)	2,335	2,859,978
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)(b)	4,770	4,751,683
2.75%, 06/01/24 (Call 05/01/24)	3,845	4,122,340
2.75%, 05/15/30 (Call 02/15/30)	484	540,473
2.95%, 04/01/25 (Call 01/01/25)	871	949,076

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.10%, 09/15/49 (Call 03/15/49)	$4,150	$4,742,910
3.70%, 11/15/28 (Call 08/15/28)	2,881	3,393,904
3.70%, 05/15/50 (Call 11/15/49)	2,040	2,555,243
3.75%, 04/01/45 (Call 10/01/44)	2,311	2,814,544
3.80%, 09/30/47 (Call 03/30/47)	1,324	1,648,486
3.80%, 06/01/49 (Call 12/01/48)	2,304	2,898,570
4.10%, 06/01/22 (Call 03/01/22)	1,485	1,551,142
4.10%, 11/15/48 (Call 05/15/48)	1,047	1,373,203
4.55%, 12/01/41 (Call 06/01/41)	1,061	1,390,324
5.25%, 09/30/40	912	1,283,448
5.30%, 06/01/42 (Call 12/01/41)	1,993	2,853,617
5.35%, 10/01/52 (Call 04/01/52)(b)	1	1,552
5.75%, 03/15/29 (Call 12/15/28)	529	694,688
7.00%, 09/01/22	489	544,462
7.00%, 05/01/32	597	902,389
7.25%, 01/15/33	732	1,132,323
7.50%, 09/01/38	1,374	2,270,453
Pacific Gas & Electric Co.
1.75%, 06/16/22 (Call 06/16/21)	9,286	9,300,300
2.10%, 08/01/27 (Call 06/01/27)	5,425	5,463,246
2.50%, 02/01/31 (Call 11/01/30)	10,068	10,146,228
2.95%, 03/01/26 (Call 12/01/25)	1,250	1,310,075
3.15%, 01/01/26	563	595,018
3.25%, 06/15/23 (Call 03/15/23)	10,320	10,706,071
3.30%, 03/15/27 (Call 12/15/26)	155	163,646
3.30%, 12/01/27 (Call 09/01/27)	488	518,295
3.30%, 08/01/40 (Call 02/01/40)	7,685	7,765,078
3.40%, 08/15/24 (Call 05/15/24)	100	105,728
3.45%, 07/01/25	465	499,401
3.50%, 06/15/25 (Call 03/15/25)	350	373,475
3.50%, 08/01/50 (Call 02/01/50)	7,782	7,837,252
3.75%, 07/01/28	10,714	11,613,655
3.75%, 08/15/42 (Call 02/15/42)	200	201,578
3.85%, 11/15/23 (Call 08/15/23)	1,414	1,497,582
3.95%, 12/01/47 (Call 06/01/47)	1,135	1,184,997
4.00%, 12/01/46 (Call 06/01/46)	1,000	1,044,630
4.25%, 08/01/23 (Call 07/01/23)	11,807	12,608,105
4.25%, 03/15/46 (Call 09/15/45)	490	525,937
4.30%, 03/15/45 (Call 09/15/44)	543	584,567
4.45%, 04/15/42 (Call 10/15/41)	346	378,143
4.50%, 07/01/40	5,435	6,139,648
4.55%, 07/01/30 (Call 01/01/30)	10,519	12,027,004
4.75%, 02/15/44 (Call 08/15/43)	439	491,878
4.95%, 07/01/50 (Call 01/01/50)	9,741	11,587,894
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	1,240	1,372,420
2.95%, 02/01/22 (Call 11/01/21)	1,251	1,280,874
2.95%, 06/01/23 (Call 03/01/23)	1,084	1,146,373
3.30%, 03/15/51 (Call 09/15/50)	2,185	2,521,512
3.50%, 06/15/29 (Call 03/15/29)	2,040	2,369,460
3.60%, 04/01/24 (Call 01/01/24)	2,445	2,664,439
4.10%, 02/01/42 (Call 08/01/41)	1,091	1,356,571
4.13%, 01/15/49 (Call 07/15/48)	1,160	1,499,776
4.15%, 02/15/50 (Call 08/15/49)	3,321	4,358,049
5.25%, 06/15/35	869	1,206,381
5.75%, 04/01/37	140	199,356
6.00%, 01/15/39	2,798	4,171,286
6.10%, 08/01/36	2,975	4,317,469
6.25%, 10/15/37	4,575	6,816,338
6.35%, 07/15/38	665	1,007,302

Security	Par (000)	Value

Electric (continued)
7.70%, 11/15/31	$50	$77,009
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	935	964,453
2.80%, 06/15/50 (Call 12/15/49)	100	107,300
3.00%, 09/15/49 (Call 03/15/49)	949	1,051,720
3.15%, 10/15/25 (Call 07/15/25)	2,825	3,131,541
3.70%, 09/15/47 (Call 03/15/47)	860	1,057,241
3.90%, 03/01/48 (Call 09/01/47)	1,230	1,563,293
4.15%, 10/01/44 (Call 04/01/44)	450	571,397
5.95%, 10/01/36	630	933,534
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	313	318,424
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,322	2,525,198
4.15%, 03/15/43 (Call 09/15/42)	1,824	2,318,997
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	2,683	2,982,047
3.40%, 06/01/23 (Call 03/01/23)	2,303	2,451,382
3.50%, 12/01/22 (Call 09/01/22)	941	989,988
3.95%, 03/15/24 (Call 12/15/23)	1,993	2,181,119
4.00%, 09/15/47 (Call 03/15/47)	1,276	1,520,290
4.13%, 04/15/30 (Call 01/15/30)	3,738	4,437,716
4.20%, 06/15/22 (Call 03/15/22)	3,388	3,550,658
4.70%, 06/01/43 (Call 12/01/42)	996	1,234,821
5.00%, 03/15/44 (Call 09/15/43)	2,035	2,637,279
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	1,762	1,935,152
3.95%, 06/01/47 (Call 12/01/46)	3,243	4,053,718
4.13%, 06/15/44 (Call 12/15/43)	720	908,777
4.15%, 10/01/45 (Call 04/01/45)	1,870	2,377,836
4.15%, 06/15/48 (Call 12/15/47)	1,635	2,120,203
4.75%, 07/15/43 (Call 01/15/43)	836	1,122,965
6.25%, 05/15/39	1,830	2,735,027
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	326	335,604
6.00%, 12/01/39	3,042	4,329,618
7.00%, 10/30/31	800	1,135,840
7.75%, 03/01/31	1,599	2,349,315
PSEG Power LLC
3.85%, 06/01/23 (Call 05/01/23)	954	1,029,290
8.63%, 04/15/31	2,185	3,224,710
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	4,398	4,509,665
3.60%, 09/15/42 (Call 03/15/42)	408	491,497
3.70%, 06/15/28 (Call 12/15/27)	3,313	3,865,807
3.80%, 06/15/47 (Call 12/15/46)	2,925	3,664,908
4.05%, 09/15/49 (Call 03/15/49)	1,791	2,353,517
4.10%, 06/15/48 (Call 12/15/47)	1,810	2,365,344
4.30%, 03/15/44 (Call 09/15/43)	2,218	2,888,479
6.50%, 08/01/38	5	7,944
Series 17, 6.25%, 09/01/37	235	358,887
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,249	1,450,251
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	3,229	3,377,437
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	1,865	1,998,776
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	237	256,169
3.60%, 07/01/49 (Call 01/01/49)	1,335	1,626,924
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	250	233,985
2.25%, 09/15/26 (Call 06/15/26)	923	994,948

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.38%, 05/15/23 (Call 02/15/23)	$2,021	$2,107,660
2.45%, 01/15/30 (Call 10/15/29)	1,822	1,990,790
3.00%, 05/15/25 (Call 02/15/25)	425	466,144
3.00%, 05/15/27 (Call 02/15/27)	1,479	1,641,823
3.15%, 01/01/50 (Call 07/01/49)	1,000	1,153,480
3.20%, 05/15/29 (Call 02/15/29)	999	1,141,477
3.20%, 08/01/49 (Call 02/01/49)	2,190	2,542,787
3.25%, 09/01/23 (Call 08/01/23)	1,130	1,215,360
3.60%, 12/01/47 (Call 06/01/47)	2,044	2,504,820
3.65%, 09/01/28 (Call 06/01/28)	275	321,035
3.65%, 09/01/42 (Call 03/01/42)	1,900	2,272,115
3.70%, 05/01/28 (Call 02/01/28)	1,475	1,722,269
3.80%, 01/01/43 (Call 07/01/42)	399	493,116
3.80%, 03/01/46 (Call 09/01/45)	1,310	1,635,980
3.85%, 05/01/49 (Call 11/01/48)	3,180	4,062,291
3.95%, 05/01/42 (Call 11/01/41)	105	129,959
4.05%, 05/01/48 (Call 11/01/47)	1,221	1,599,559
5.50%, 03/01/40	192	279,949
5.80%, 05/01/37	193	281,751
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,167	1,167,665
1.60%, 08/15/30 (Call 05/15/30)	885	878,079
2.65%, 11/15/22 (Call 10/15/22)	1,375	1,432,929
2.88%, 06/15/24 (Call 05/15/24)	3,927	4,216,302
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	1,593	1,764,948
4.10%, 06/15/30 (Call 03/15/30)(b)	106	120,305
5.63%, 07/15/22 (Call 04/15/22)	2,595	2,759,445
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	2,333	2,635,800
4.22%, 06/15/48 (Call 12/15/47)	3,500	4,503,275
4.30%, 05/20/45 (Call 11/20/44)	677	858,470
5.76%, 10/01/39	1,195	1,727,169
5.80%, 03/15/40	840	1,204,678
6.27%, 03/15/37	1,270	1,853,082
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,585	2,798,418
4.15%, 05/15/48 (Call 11/15/47)	1,260	1,583,341
4.50%, 08/15/40	393	498,607
6.00%, 06/01/39	935	1,374,300
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,403	1,511,396
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,890	3,434,967
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	1,524	1,912,925
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	1,781	2,010,304
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	2,600	2,632,604
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	1,177	1,219,243
2.90%, 02/01/23 (Call 01/01/23)	1,300	1,363,271
3.25%, 06/15/27 (Call 03/15/27)	3,119	3,452,234
3.40%, 02/01/28 (Call 10/01/27)	4,427	4,952,042
3.55%, 06/15/24 (Call 03/15/24)	896	976,479
3.75%, 11/15/25 (Call 08/15/25)	2,737	3,094,233
3.80%, 02/01/38 (Call 08/01/37)	3,327	3,886,102
4.00%, 02/01/48 (Call 08/01/47)	3,336	3,978,147
4.05%, 12/01/23 (Call 09/01/23)	1,199	1,309,812
6.00%, 10/15/39	3,174	4,533,424
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	2,775	3,022,308
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	4,282	4,446,343

Security	Par (000)	Value

Electric (continued)
2.85%, 08/01/29 (Call 05/01/29)	$2,396	$2,595,707
3.65%, 02/01/50 (Call 08/01/49)	3,572	4,144,842
4.00%, 04/01/47 (Call 10/01/46)	6,416	7,641,584
4.05%, 03/15/42 (Call 09/15/41)	1,092	1,252,808
4.50%, 09/01/40 (Call 03/01/40)	907	1,099,248
4.65%, 10/01/43 (Call 04/01/43)	1,203	1,480,135
5.50%, 03/15/40	1,593	2,130,128
5.63%, 02/01/36	692	884,916
6.00%, 01/15/34	709	976,825
6.05%, 03/15/39	2,890	3,909,187
6.65%, 04/01/29	830	1,051,187
Series 04-G, 5.75%, 04/01/35	458	627,034
Series 05-E, 5.35%, 07/15/35	1,423	1,887,026
Series 06-E, 5.55%, 01/15/37	1,770	2,269,105
Series 08-A, 5.95%, 02/01/38	1,567	2,108,179
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,820	2,049,229
Series A, 4.20%, 03/01/29 (Call 12/01/28)	526	616,504
Series B, 2.40%, 02/01/22 (Call 12/01/21)	260	264,794
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,350	2,633,340
Series B, 4.88%, 03/01/49 (Call 09/01/48)	3,011	3,894,006
Series C, 3.50%, 10/01/23 (Call 07/01/23)	2,664	2,863,747
Series C, 3.60%, 02/01/45 (Call 08/01/44)	3,230	3,571,249
Series C, 4.13%, 03/01/48 (Call 09/01/47)	4,633	5,640,863
Series D, 3.40%, 06/01/23 (Call 05/01/23)	1,656	1,767,051
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,982	4,465,375
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	6,925	7,337,868
3.25%, 07/01/26 (Call 04/01/26)	6,222	6,964,347
4.25%, 07/01/36 (Call 01/01/36)	3,740	4,614,599
4.40%, 07/01/46 (Call 01/01/46)	4,209	5,429,231
Series A, 3.70%, 04/30/30 (Call 01/30/30)	2,550	2,965,574
Series B, 4.00%, 01/15/51 (Call 01/15/26)(a)	341	356,666
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	2,870	2,975,358
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	3,106	3,567,210
5.15%, 09/15/41	2,353	2,891,155
5.25%, 07/15/43	385	467,059
Series E, 2.50%, 12/15/21 (Call 11/15/21)	591	602,796
Series F, 4.95%, 12/15/46 (Call 06/15/46)	2,764	3,299,497
Southwestern Electric Power Co.
6.20%, 03/15/40	1,397	2,021,166
Series J, 3.90%, 04/01/45 (Call 10/01/44)	1,185	1,357,536
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,390	1,501,228
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,748	3,195,237
Series M, 4.10%, 09/15/28 (Call 06/15/28)	3,320	3,884,400
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	450	484,272
3.40%, 08/15/46 (Call 02/15/46)	1,648	1,866,014
3.70%, 08/15/47 (Call 02/15/47)	1,270	1,514,793
3.75%, 06/15/49 (Call 12/15/48)	1,230	1,474,856
4.50%, 08/15/41 (Call 02/15/41)	2,011	2,599,318
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,743	2,286,572
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	2,750	3,065,370
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	651	787,690
4.10%, 06/15/42 (Call 12/15/41)	1,011	1,227,718
4.30%, 06/15/48 (Call 12/15/47)	1,088	1,399,799
4.35%, 05/15/44 (Call 11/15/43)	2,355	2,965,840
4.45%, 06/15/49 (Call 12/15/48)	1,236	1,628,059
Toledo Edison Co. (The), 6.15%, 05/15/37	639	884,600

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	$4,140	$4,124,061
3.05%, 03/15/25 (Call 12/15/24)	75	81,521
4.00%, 06/15/50 (Call 12/15/49)	1,699	2,093,593
4.85%, 12/01/48 (Call 06/01/48)	552	744,162
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	610	641,635
2.95%, 06/15/27 (Call 03/15/27)	2,189	2,420,771
2.95%, 03/15/30 (Call 12/15/29)	2,674	3,006,646
3.25%, 10/01/49 (Call 04/01/49)	2,106	2,415,392
3.50%, 04/15/24 (Call 01/15/24)	1,896	2,057,956
3.50%, 03/15/29 (Call 12/15/28)	1,874	2,170,785
3.65%, 04/15/45 (Call 10/15/44)	2,050	2,461,722
3.90%, 09/15/42 (Call 03/15/42)	650	798,220
4.00%, 04/01/48 (Call 10/01/47)	1,627	2,071,919
5.30%, 08/01/37	90	120,596
8.45%, 03/15/39	35	59,900
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)(c)	1,465	1,497,816
3.30%, 12/01/49 (Call 06/01/49)	1,350	1,619,744
3.45%, 09/01/22 (Call 06/01/22)	455	474,956
3.45%, 02/15/24 (Call 11/15/23)	1,014	1,095,100
4.00%, 01/15/43 (Call 07/15/42)	1,125	1,429,234
4.45%, 02/15/44 (Call 08/15/43)	1,405	1,910,519
4.60%, 12/01/48 (Call 06/01/48)	2,310	3,330,812
6.35%, 11/30/37	1,275	1,935,794
8.88%, 11/15/38	1,758	3,252,212
Series A, 2.88%, 07/15/29 (Call 04/15/29)	721	811,579
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,550	2,788,017
Series A, 3.15%, 01/15/26 (Call 10/15/25)	3,865	4,290,227
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,927	2,207,301
Series A, 3.80%, 04/01/28 (Call 01/01/28)	2,877	3,395,809
Series A, 6.00%, 05/15/37	1,817	2,679,639
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,057	2,291,004
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,648	3,409,353
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,427	1,874,778
Series B, 6.00%, 01/15/36	875	1,277,229
Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,593	1,668,078
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,535	2,004,679
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,175	2,977,445
WEC Energy Group Inc.
0.55%, 09/15/23	522	523,676
1.38%, 10/15/27 (Call 08/15/27)	600	603,210
3.55%, 06/15/25 (Call 03/15/25)	3,275	3,651,854
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	1,220	1,287,417
4.30%, 10/15/48 (Call 04/15/48)	485	639,836
5.70%, 12/01/36	450	635,315
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	1,610	1,803,055
3.05%, 10/15/27 (Call 07/15/27)	995	1,105,803
3.65%, 04/01/50 (Call 10/01/49)	1,960	2,350,530
6.38%, 08/15/37	240	348,456
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	2,040	2,325,008
3.67%, 12/01/42	820	949,134
4.75%, 11/01/44 (Call 05/01/44)	2,167	2,923,088
Xcel Energy Inc.
2.60%, 03/15/22 (Call 02/15/22)	1,839	1,890,785
2.60%, 12/01/29 (Call 06/01/29)	2,146	2,334,290

Security	Par (000)	Value

Electric (continued)
3.30%, 06/01/25 (Call 12/01/24)	$2,104	$2,310,297
3.35%, 12/01/26 (Call 06/01/26)	3,047	3,425,011
3.40%, 06/01/30 (Call 12/01/29)	3,585	4,133,720
3.50%, 12/01/49 (Call 06/01/49)	1,350	1,587,155
4.00%, 06/15/28 (Call 12/15/27)	3,641	4,294,268
6.50%, 07/01/36	659	968,717

		1,851,113,266

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	550	551,590
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	100	100,647
1.80%, 10/15/27 (Call 08/15/27)	276	290,990
1.95%, 10/15/30 (Call 07/15/30)	396	416,956
2.63%, 12/01/21 (Call 11/01/21)	1,210	1,235,362
2.75%, 10/15/50 (Call 04/15/50)	1,845	1,995,072
3.15%, 06/01/25 (Call 03/01/25)	3,230	3,591,695
5.25%, 11/15/39	1,250	1,736,137

		9,918,449

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	689	721,989
2.75%, 09/15/29 (Call 06/15/29)	1,017	1,111,662
3.05%, 09/22/26 (Call 06/22/26)	2,367	2,610,233
3.20%, 10/01/22 (Call 07/01/22)	1,060	1,106,301
3.88%, 07/15/23 (Call 04/15/23)	4,835	5,216,917
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,683	2,962,381
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	2,809	2,997,709
3.55%, 10/01/27 (Call 07/01/27)	1,366	1,491,973
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	616	646,671
2.80%, 02/15/30 (Call 11/15/29)	4,137	4,521,534
3.20%, 04/01/24 (Call 02/01/24)	1,395	1,499,220
4.35%, 06/01/29 (Call 03/01/29)	1,181	1,432,600
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	2,981	3,215,664
3.50%, 04/01/22 (Call 02/01/22)	2,688	2,768,264
3.88%, 01/12/28 (Call 10/12/27)	250	282,058
4.00%, 04/01/25 (Call 01/01/25)	2,110	2,316,991
4.50%, 03/01/23 (Call 12/01/22)	1,681	1,798,872
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	139	142,166
4.63%, 04/15/26 (Call 01/15/26)	1,923	2,140,491
4.88%, 12/01/22	3,450	3,705,611
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	1,350	1,496,880
4.75%, 06/15/25 (Call 03/15/25)	2,822	3,202,321
4.88%, 06/15/29 (Call 03/15/29)	1,415	1,658,946
4.88%, 05/12/30 (Call 02/12/30)	965	1,147,510
5.00%, 02/15/23	2,638	2,868,218
FLIR Systems Inc., 2.50%, 08/01/30 (Call 05/01/30)	190	199,498
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	4,625	5,125,888
4.30%, 06/15/46 (Call 12/15/45)	1,070	1,292,763
Honeywell International Inc.
0.48%, 08/19/22 (Call 08/19/21)	290	290,386
1.35%, 06/01/25 (Call 05/01/25)	2,231	2,301,834
1.95%, 06/01/30 (Call 03/01/30)	1,463	1,547,620

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.15%, 08/08/22 (Call 07/08/22)	$2,859	$2,944,684
2.30%, 08/15/24 (Call 07/15/24)	4,232	4,517,956
2.50%, 11/01/26 (Call 08/01/26)	8,045	8,850,305
2.70%, 08/15/29 (Call 05/15/29)	4,568	5,119,906
2.80%, 06/01/50 (Call 12/01/49)	3,240	3,605,083
3.35%, 12/01/23	65	70,810
3.81%, 11/21/47 (Call 05/21/47)	3,735	4,831,073
5.38%, 03/01/41	320	469,088
5.70%, 03/15/36	285	403,566
5.70%, 03/15/37	928	1,339,716
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	415	441,867
3.35%, 03/01/26 (Call 12/01/25)	1,450	1,570,640
3.50%, 02/15/28 (Call 11/15/27)	2,035	2,223,176
3.63%, 11/15/22	50	52,904
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	4,840	5,054,799
3.60%, 01/15/30 (Call 10/15/29)	501	551,486
3.95%, 01/12/28 (Call 10/12/27)	3,892	4,345,418
4.70%, 09/15/22	1,525	1,631,826
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,414	1,552,883
4.55%, 10/30/24 (Call 07/30/24)	2,505	2,839,167
4.60%, 04/06/27 (Call 01/06/27)	4,096	4,868,055
Legrand France SA, 8.50%, 02/15/25	1,385	1,816,718
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	1,616	1,807,738
Roper Technologies Inc.
0.45%, 08/15/22	450	450,513
1.00%, 09/15/25 (Call 08/15/25)	1,175	1,181,980
1.40%, 09/15/27 (Call 07/15/27)	4,612	4,663,239
1.75%, 02/15/31 (Call 11/15/30)	5,235	5,247,093
2.00%, 06/30/30 (Call 03/30/30)	906	930,779
2.35%, 09/15/24 (Call 08/15/24)	3,645	3,859,326
2.80%, 12/15/21 (Call 11/15/21)	1,457	1,490,759
2.95%, 09/15/29 (Call 06/15/29)	2,280	2,515,866
3.13%, 11/15/22 (Call 08/15/22)	1,972	2,062,061
3.65%, 09/15/23 (Call 08/15/23)	2,003	2,172,554
3.80%, 12/15/26 (Call 09/15/26)	4,402	5,067,538
3.85%, 12/15/25 (Call 09/15/25)	2,367	2,680,983
4.20%, 09/15/28 (Call 06/15/28)	1,539	1,842,937
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	1,937	2,098,120
4.75%, 12/01/24 (Call 09/01/24)	2,329	2,672,807
4.90%, 06/15/28 (Call 03/15/28)	1,731	2,056,601
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	1,427	1,578,191
3.45%, 08/01/24 (Call 05/01/24)	608	657,066
3.70%, 02/15/26 (Call 11/15/25)	1,274	1,428,332
7.13%, 10/01/37	341	512,237

		169,899,017

Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	250	251,223
1.45%, 02/15/31 (Call 11/15/30)	6,131	6,042,100
1.75%, 02/15/32 (Call 11/15/31)	730	734,154
2.30%, 03/01/30 (Call 12/01/29)	1,750	1,854,510
2.50%, 08/15/24 (Call 07/15/24)	2,920	3,112,720
2.90%, 07/01/26 (Call 04/01/26)	1,117	1,229,828
3.05%, 03/01/50 (Call 09/01/49)	3,845	4,265,297
3.20%, 03/15/25 (Call 12/15/24)	3,460	3,794,305

Security	Par (000)	Value

Environmental Control (continued)
3.38%, 11/15/27 (Call 08/15/27)	$4,067	$4,629,751
3.55%, 06/01/22 (Call 03/01/22)	4,665	4,844,742
3.95%, 05/15/28 (Call 02/15/28)	3,171	3,747,773
4.75%, 05/15/23 (Call 02/15/23)	2,642	2,889,318
5.70%, 05/15/41 (Call 11/15/40)	50	71,758
6.20%, 03/01/40	125	187,268
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	2,837	3,061,605
3.05%, 04/01/50 (Call 10/01/49)	153	166,707
3.50%, 05/01/29 (Call 02/01/29)	2,584	2,951,367
4.25%, 12/01/28 (Call 09/01/28)	2,576	3,069,974
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	996	1,041,617
2.90%, 09/15/22 (Call 06/15/22)	4,510	4,685,168
3.13%, 03/01/25 (Call 12/01/24)	3,036	3,323,691
3.15%, 11/15/27 (Call 08/15/27)	3,373	3,813,177
3.50%, 05/15/24 (Call 02/15/24)	747	814,723
3.90%, 03/01/35 (Call 09/01/34)	2,300	2,828,333
4.10%, 03/01/45 (Call 09/01/44)	2,904	3,727,894
4.15%, 07/15/49 (Call 01/15/49)	2,082	2,758,150

		69,897,153

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,005	1,409,573
Bestfoods, Series E, 7.25%, 12/15/26	600	811,278
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	2,173	2,281,281
2.50%, 08/02/22	1,213	1,253,441
3.13%, 04/24/50 (Call 10/24/49)	1,490	1,580,294
3.30%, 03/19/25 (Call 12/19/24)	2,154	2,356,476
3.65%, 03/15/23 (Call 02/15/23)	4,846	5,178,775
3.95%, 03/15/25 (Call 01/15/25)	3,644	4,101,030
4.15%, 03/15/28 (Call 12/15/27)	3,094	3,631,613
4.80%, 03/15/48 (Call 09/15/47)	4,719	6,244,841
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	55	55,469
3.20%, 01/25/23 (Call 10/25/22)	4,764	5,004,296
4.30%, 05/01/24 (Call 04/01/24)	4,235	4,725,074
4.60%, 11/01/25 (Call 09/01/25)	2,846	3,318,066
4.85%, 11/01/28 (Call 08/01/28)	2,734	3,401,916
5.30%, 11/01/38 (Call 05/01/38)	4,366	5,890,738
5.40%, 11/01/48 (Call 05/01/48)	3,491	5,030,985
7.00%, 10/01/28	3,473	4,724,878
8.25%, 09/15/30	2,325	3,515,842
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	1,437	1,581,663
4.38%, 04/01/22 (Call 01/01/22)	488	503,348
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	4,378	4,551,544
2.88%, 04/15/30 (Call 01/15/30)	3,080	3,397,948
3.15%, 12/15/21 (Call 09/15/21)	1,226	1,251,599
3.20%, 02/10/27 (Call 11/10/26)	2,853	3,208,512
3.65%, 02/15/24 (Call 11/15/23)	2,592	2,828,313
3.70%, 10/17/23 (Call 09/17/23)	1,373	1,496,515
4.00%, 04/17/25 (Call 02/17/25)	3,200	3,621,280
4.15%, 02/15/43 (Call 08/15/42)	445	558,969
4.20%, 04/17/28 (Call 01/17/28)	5,693	6,790,326
4.55%, 04/17/38 (Call 10/17/37)	2,680	3,475,451
4.70%, 04/17/48 (Call 10/17/47)	1,430	2,011,366
5.40%, 06/15/40	3,575	5,081,183

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	$575	$582,394
1.70%, 06/01/30 (Call 03/01/30)	867	899,521
2.05%, 11/15/24 (Call 10/15/24)	1,000	1,055,530
2.30%, 08/15/26 (Call 05/15/26)	3,115	3,361,895
2.45%, 11/15/29 (Call 08/15/29)	1,178	1,293,515
2.65%, 06/01/50 (Call 12/01/49)	300	317,196
3.13%, 11/15/49 (Call 05/15/49)	1,734	1,980,974
3.20%, 08/21/25 (Call 05/21/25)	853	948,536
3.38%, 05/15/23 (Call 04/15/23)	2,810	3,013,809
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	341	354,855
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	805	882,232
3.20%, 10/01/26 (Call 07/01/26)	2,470	2,735,797
3.90%, 06/01/50 (Call 12/01/49)	1,485	1,752,627
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	290	304,886
3.00%, 03/15/22	1,413	1,458,004
3.38%, 12/15/27 (Call 09/15/27)	2,151	2,426,801
3.50%, 03/15/25	4,638	5,163,161
3.55%, 03/15/50 (Call 09/15/49)	2,018	2,288,674
4.25%, 03/15/35	2,952	3,623,196
4.38%, 03/15/45	1,846	2,293,027
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	445	465,127
2.65%, 12/01/23	4,632	4,912,699
3.13%, 05/17/22	313	325,176
3.25%, 04/01/26	2,563	2,878,403
3.40%, 11/15/27 (Call 08/15/27)	1,235	1,401,157
4.30%, 05/15/28 (Call 02/15/28)	2,460	2,939,479
4.50%, 04/01/46	1,589	2,039,005
Series B, 7.45%, 04/01/31	3,178	4,748,345
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	945	1,388,857
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	2,743	2,888,900
2.65%, 10/15/26 (Call 07/15/26)	3,032	3,307,488
2.80%, 08/01/22 (Call 07/01/22)	2,525	2,620,622
3.40%, 04/15/22 (Call 01/15/22)	137	141,603
3.50%, 02/01/26 (Call 11/01/25)	1,596	1,794,127
3.70%, 08/01/27 (Call 05/01/27)	3,052	3,530,126
3.85%, 08/01/23 (Call 05/01/23)	3,560	3,850,638
3.88%, 10/15/46 (Call 04/15/46)	2,971	3,514,455
3.95%, 01/15/50 (Call 07/15/49)	2,420	2,952,739
4.00%, 02/01/24 (Call 11/01/23)	3,179	3,496,296
4.45%, 02/01/47 (Call 08/01/46)	901	1,155,172
4.50%, 01/15/29 (Call 10/15/28)	1,399	1,722,519
4.65%, 01/15/48 (Call 07/15/47)	3,214	4,230,010
5.00%, 04/15/42 (Call 10/15/41)	1,116	1,472,874
5.15%, 08/01/43 (Call 02/01/43)	1,956	2,674,341
5.40%, 07/15/40 (Call 01/15/40)	313	419,861
5.40%, 01/15/49 (Call 07/15/48)	3,551	5,164,752
6.90%, 04/15/38	1,145	1,725,698
7.50%, 04/01/31	1,078	1,576,058
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	970	1,038,657
2.70%, 08/15/22 (Call 07/15/22)	1,819	1,884,757
3.15%, 08/15/24 (Call 06/15/24)	3,051	3,308,474
3.40%, 08/15/27 (Call 05/15/27)	3,620	4,084,627
4.20%, 08/15/47 (Call 02/15/47)	875	1,116,780

Security	Par (000)	Value

Food (continued)
Mondelez International Inc.
0.63%, 07/01/22	$2,283	$2,292,315
1.50%, 05/04/25 (Call 04/04/25)	3,289	3,402,799
1.50%, 02/04/31 (Call 11/04/30)	2,035	2,018,313
1.88%, 10/15/32 (Call 07/15/32)	600	611,280
2.13%, 04/13/23 (Call 03/13/23)	770	799,283
2.63%, 09/04/50 (Call 03/04/50)	2,335	2,371,473
2.75%, 04/13/30 (Call 01/13/30)	6,043	6,624,639
3.63%, 05/07/23 (Call 04/07/23)	1,505	1,621,427
3.63%, 02/13/26 (Call 12/13/25)	2,203	2,502,806
4.00%, 02/01/24 (Call 11/01/23)	150	164,290
4.13%, 05/07/28 (Call 02/07/28)	2,655	3,175,911
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,179	2,280,585
2.60%, 06/12/22	2,998	3,100,112
3.25%, 07/15/27 (Call 04/15/27)	3,838	4,255,536
3.30%, 07/15/26 (Call 04/15/26)	2,179	2,410,824
3.30%, 02/15/50 (Call 08/15/49)	1,610	1,703,187
3.55%, 03/15/25 (Call 01/15/25)	2,496	2,766,092
3.75%, 10/01/25 (Call 07/01/25)	5,650	6,334,610
4.45%, 03/15/48 (Call 09/15/47)	2,473	2,973,263
4.50%, 04/01/46 (Call 10/01/45)	3,000	3,620,460
4.85%, 10/01/45 (Call 04/01/45)	1,045	1,318,727
5.38%, 09/21/35	1,464	1,906,684
5.65%, 04/01/25 (Call 03/01/25)	536	639,207
5.95%, 04/01/30 (Call 01/01/30)	3,928	5,193,327
6.60%, 04/01/40 (Call 10/01/39)	3,374	4,976,717
6.60%, 04/01/50 (Call 10/01/49)	3,680	5,698,922
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5,571	6,377,068
3.90%, 09/28/23 (Call 08/28/23)	1,863	2,033,502
3.95%, 08/15/24 (Call 05/15/24)	5,519	6,147,173
4.00%, 03/01/26 (Call 01/01/26)	2,481	2,864,190
4.35%, 03/01/29 (Call 12/01/28)	2,968	3,604,725
4.50%, 06/15/22 (Call 03/15/22)	5,928	6,237,086
4.55%, 06/02/47 (Call 12/02/46)	1,391	1,848,597
4.88%, 08/15/34 (Call 02/15/34)	4,635	6,129,000
5.10%, 09/28/48 (Call 03/28/48)	3,920	5,641,272
5.15%, 08/15/44 (Call 02/15/44)	2,461	3,413,038

		341,438,775

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,163	2,354,945
4.50%, 08/01/24 (Call 05/01/24)	1,210	1,325,204
5.50%, 11/02/47 (Call 05/02/47)	1,430	1,668,338
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	1,350	1,391,769
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	2,343	2,675,261
Georgia-Pacific LLC
7.75%, 11/15/29	1,295	1,912,068
8.00%, 01/15/24	1,025	1,253,995
8.88%, 05/15/31	1,571	2,543,700
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	1	1,099
3.65%, 06/15/24 (Call 03/15/24)	160	177,024
3.80%, 01/15/26 (Call 10/15/25)	5,704	6,476,093
4.35%, 08/15/48 (Call 02/15/48)	3,451	4,560,393
4.40%, 08/15/47 (Call 02/15/47)	2,341	3,063,058
4.80%, 06/15/44 (Call 12/15/43)	3,625	4,775,031
5.00%, 09/15/35 (Call 03/15/35)	3,907	5,178,572
5.15%, 05/15/46 (Call 11/15/45)	3,047	4,285,209

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
6.00%, 11/15/41 (Call 05/15/41)	$1,974	$2,858,135
7.30%, 11/15/39	1,846	2,966,061
Suzano Austria GmbH
3.75%, 01/15/31 (Call 10/15/30)	425	447,818
5.00%, 01/15/30 (Call 10/15/29)	927	1,047,501
6.00%, 01/15/29 (Call 10/15/28)	5,318	6,356,446

		57,317,720

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	300	301,944
2.63%, 09/15/29 (Call 06/15/29)	465	514,099
3.00%, 06/15/27 (Call 03/15/27)	1,815	2,022,364
3.38%, 09/15/49 (Call 03/15/49)	1,601	1,880,455
4.13%, 10/15/44 (Call 04/15/44)	682	862,048
4.13%, 03/15/49 (Call 09/15/48)	1,899	2,474,226
4.15%, 01/15/43 (Call 07/15/42)	2,259	2,827,861
4.30%, 10/01/48 (Call 04/01/48)	1,183	1,581,139
5.50%, 06/15/41 (Call 12/15/40)	2,346	3,351,261
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	1,280	1,302,771
3.55%, 04/01/23 (Call 03/01/23)	1,836	1,962,684
4.00%, 04/01/28 (Call 01/01/28)	1,999	2,345,087
4.10%, 09/01/47 (Call 03/01/47)	1,358	1,657,059
5.85%, 01/15/41 (Call 07/15/40)	783	1,094,634
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	2,592	2,796,094
3.60%, 12/15/24 (Call 09/15/24)	175	192,710
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,236	4,522,227
Series B, 3.00%, 11/15/29 (Call 08/15/29)	1,565	1,735,851
Eastern Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	1,281	1,640,346
4.80%, 11/01/43 (Call 05/01/43)	1,733	2,244,634
Series C, 3.90%, 11/15/49 (Call 05/15/49)	2,525	2,997,731
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,480	1,552,283
3.95%, 09/15/27 (Call 06/15/27)	470	485,957
4.75%, 09/01/28 (Call 06/01/28)	1,763	1,852,419
4.90%, 12/01/21 (Call 09/01/21)	893	920,674
5.20%, 07/15/25 (Call 04/15/25)	1,435	1,587,153
5.50%, 01/15/26 (Call 12/15/25)	900	1,009,341
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	5,900	5,894,749
1.70%, 02/15/31 (Call 11/15/30)	3,290	3,285,460
2.95%, 09/01/29 (Call 06/01/29)	2,984	3,284,608
3.49%, 05/15/27 (Call 02/15/27)	1,319	1,489,863
3.60%, 05/01/30 (Call 02/01/30)	4,504	5,221,983
3.95%, 03/30/48 (Call 09/30/47)	3,051	3,755,384
4.38%, 05/15/47 (Call 11/15/46)	3,711	4,833,058
4.80%, 02/15/44 (Call 08/15/43)	2,277	3,022,649
5.25%, 02/15/43 (Call 08/15/42)	795	1,085,103
5.65%, 02/01/45 (Call 08/01/44)	2,137	3,104,698
5.95%, 06/15/41 (Call 12/15/40)	2,170	3,090,731
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	147	154,304
3.61%, 02/01/24 (Call 11/01/23)	593	642,842
4.50%, 11/01/48 (Call 05/01/48)	1,682	2,208,517
4.66%, 02/01/44 (Call 08/01/43)	1,027	1,351,008
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	1,855	2,129,392
3.50%, 06/01/29 (Call 03/01/29)	4,669	5,366,595

Security	Par (000)	Value

Gas (continued)
3.64%, 11/01/46 (Call 05/01/46)	$1,880	$2,128,630
4.65%, 08/01/43 (Call 02/01/43)	700	903,511
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	3,380	3,660,303
3.20%, 06/15/25 (Call 03/15/25)	967	1,063,139
3.75%, 09/15/42 (Call 03/15/42)	125	147,333
5.13%, 11/15/40	2,005	2,748,614
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,143	3,392,900
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,530	1,950,291
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,400	1,843,030
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	1,237	1,569,691
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	1,652	1,789,413
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	413	433,729
3.25%, 06/15/26 (Call 03/15/26)	1,000	1,110,700
3.95%, 10/01/46 (Call 04/01/46)	2,173	2,567,508
4.40%, 06/01/43 (Call 12/01/42)	1,670	2,055,670
4.40%, 05/30/47 (Call 11/30/46)	943	1,190,754
5.88%, 03/15/41 (Call 09/15/40)	1,650	2,361,414
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,010	2,030,502
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,288	1,354,499
3.70%, 04/01/28 (Call 01/01/28)	1,500	1,724,115
3.80%, 09/29/46 (Call 03/29/46)	1,223	1,404,383
4.15%, 06/01/49 (Call 12/01/48)	1,399	1,716,769
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	965	1,110,580
Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,185	1,403,004

		139,296,478

Hand & Machine Tools — 0.0%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	1,670	1,715,875
4.63%, 06/15/28 (Call 03/15/28)	429	474,384
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	507	573,716
4.10%, 03/01/48 (Call 09/01/47)	175	224,597
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,525	1,696,318
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	2,800	3,001,908
2.75%, 11/15/50 (Call 05/15/50)	773	811,518
2.90%, 11/01/22	1,453	1,523,340
3.40%, 12/01/21 (Call 09/01/21)	2,300	2,352,486
3.40%, 03/01/26 (Call 01/01/26)	2,839	3,207,474
4.00%, 03/15/60 (Call 03/15/25)(a)	2,105	2,236,626
4.25%, 11/15/28 (Call 08/15/28)	1,236	1,503,520
4.85%, 11/15/48 (Call 05/15/48)	1,107	1,570,313
5.20%, 09/01/40	2,093	2,919,274

		23,811,349

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	4,360	4,411,186
1.40%, 06/30/30 (Call 03/30/30)	3,322	3,375,982
2.55%, 03/15/22	4,242	4,365,230
2.95%, 03/15/25 (Call 12/15/24)	4,378	4,803,104
3.40%, 11/30/23 (Call 09/30/23)	3,630	3,938,623
3.75%, 11/30/26 (Call 08/30/26)	4,952	5,781,559
3.88%, 09/15/25 (Call 06/15/25)	2,913	3,332,880
4.75%, 11/30/36 (Call 05/30/36)	6,069	8,413,880
4.75%, 04/15/43 (Call 10/15/42)	2,332	3,295,326

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.90%, 11/30/46 (Call 05/30/46)	$10,167	$15,173,637
5.30%, 05/27/40	3,235	4,807,372
6.00%, 04/01/39	1,951	3,093,447
6.15%, 11/30/37	1,515	2,378,929
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	4,472	4,866,743
3.50%, 08/15/46 (Call 02/15/46)	198	226,837
3.95%, 04/01/30 (Call 01/10/30)(b)	3,580	4,279,389
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	1,325	1,384,943
2.65%, 06/01/30 (Call 03/01/30)	782	839,109
3.38%, 05/15/22	812	847,200
3.45%, 03/01/24 (Call 02/01/24)	3,868	4,196,200
3.75%, 03/01/26 (Call 01/01/26)	6,057	6,875,058
3.85%, 05/15/25	5,051	5,715,358
4.00%, 03/01/28 (Call 12/01/27)	114	133,002
4.00%, 03/01/29 (Call 12/01/28)	441	517,500
4.55%, 03/01/39 (Call 09/01/38)	2,020	2,579,520
4.70%, 03/01/49 (Call 09/01/48)	3,333	4,548,278
7.00%, 11/15/35	723	1,060,005
7.38%, 01/15/40	3,030	4,825,639
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	3,816	4,008,899
3.35%, 09/15/25 (Call 06/15/25)	886	987,234
4.38%, 09/15/45 (Call 03/15/45)	3,943	5,252,786
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	1,467	1,618,512
DH Europe Finance II Sarl
2.05%, 11/15/22	3,169	3,271,327
2.20%, 11/15/24 (Call 10/15/24)	3,031	3,214,860
2.60%, 11/15/29 (Call 08/15/29)	2,786	3,073,627
3.25%, 11/15/39 (Call 05/15/39)	2,533	2,922,525
3.40%, 11/15/49 (Call 05/15/49)	955	1,143,603
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,826	2,174,949
Koninklijke Philips NV
5.00%, 03/15/42	3,027	4,123,470
6.88%, 03/11/38	1,050	1,644,101
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,971	3,375,442
Medtronic Inc.
3.50%, 03/15/25	2,768	3,105,253
4.38%, 03/15/35	9,613	13,200,572
4.63%, 03/15/45	5,817	8,252,869
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	8,035	8,187,103
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	60	61,000
1.95%, 06/15/30 (Call 03/15/30)	1,328	1,375,011
2.90%, 06/15/50 (Call 12/15/49)	866	920,705
3.38%, 05/15/24 (Call 02/15/24)	3,590	3,898,381
3.38%, 11/01/25 (Call 08/01/25)	3,817	4,260,688
3.50%, 03/15/26 (Call 12/15/25)	3,692	4,164,354
3.65%, 03/07/28 (Call 12/07/27)	3,262	3,765,000
4.10%, 04/01/43 (Call 10/01/42)	2,800	3,427,536
4.38%, 05/15/44 (Call 11/15/43)	2,343	2,952,157
4.63%, 03/15/46 (Call 09/15/45)	863	1,153,796
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	3,323	3,659,022
2.95%, 09/19/26 (Call 06/19/26)	5,972	6,634,892
3.00%, 04/15/23 (Call 02/15/23)	2,371	2,504,440

Security	Par (000)	Value

Health Care - Products (continued)
3.20%, 08/15/27 (Call 05/15/27)	$2,376	$2,680,532
3.65%, 12/15/25 (Call 09/09/25)	2,474	2,788,445
4.10%, 08/15/47 (Call 02/15/47)	2,459	3,267,839
4.13%, 03/25/25 (Call 02/25/25)	994	1,130,516
4.15%, 02/01/24 (Call 11/01/23)	4,325	4,779,298
4.50%, 03/25/30 (Call 12/25/29)	5,616	7,051,674
5.30%, 02/01/44 (Call 08/01/43)	2,524	3,668,811
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	2,498	2,744,727
3.15%, 04/01/22 (Call 02/01/22)	1,648	1,699,928
3.55%, 04/01/25 (Call 01/01/25)	6,679	7,355,917
3.55%, 03/20/30 (Call 12/20/29)	5,275	5,980,162
3.70%, 03/19/23 (Call 02/19/23)	1,515	1,617,141
4.45%, 08/15/45 (Call 02/15/45)	1,594	1,844,433
5.75%, 11/30/39	100	133,085

		265,142,558

Health Care - Services — 0.7%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	429	455,525
3.63%, 03/01/49 (Call 09/01/48)	2,341	2,566,064
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	658	744,244
3.83%, 08/15/28 (Call 05/15/28)	971	1,106,328
4.27%, 08/15/48 (Call 02/15/48)	1,041	1,349,500
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,472	1,578,293
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	4,756	4,939,962
2.80%, 06/15/23 (Call 04/15/23)	6,110	6,427,170
3.50%, 11/15/24 (Call 08/15/24)	4,045	4,448,812
3.88%, 08/15/47 (Call 02/15/47)	3,500	4,121,635
4.13%, 11/15/42 (Call 05/15/42)	2,369	2,799,826
4.50%, 05/15/42 (Call 11/15/41)	1,146	1,406,383
4.75%, 03/15/44 (Call 09/15/43)	2,013	2,581,995
6.63%, 06/15/36	2,986	4,412,591
6.75%, 12/15/37	2,457	3,761,692
AHS Hospital Corp., 5.02%, 07/01/45	541	745,146
Allina Health System, Series 2019, 3.89%, 04/15/49	2,539	2,924,446
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	7,398	7,820,722
2.38%, 01/15/25 (Call 12/15/24)	1,458	1,551,924
2.88%, 09/15/29 (Call 06/15/29)	2,067	2,277,421
2.95%, 12/01/22 (Call 11/01/22)	970	1,016,492
3.13%, 05/15/22	743	772,482
3.13%, 05/15/50 (Call 11/15/49)	4,916	5,418,956
3.30%, 01/15/23	5,026	5,324,645
3.35%, 12/01/24 (Call 10/01/24)	4,323	4,756,208
3.50%, 08/15/24 (Call 05/15/24)	4,142	4,543,567
3.65%, 12/01/27 (Call 09/01/27)	6,398	7,342,665
3.70%, 09/15/49 (Call 03/15/49)	2,664	3,195,415
4.10%, 03/01/28 (Call 12/01/27)	3,208	3,773,635
4.38%, 12/01/47 (Call 06/01/47)	3,836	5,026,733
4.55%, 03/01/48 (Call 09/01/47)	2,080	2,809,248
4.63%, 05/15/42	3,844	5,062,317
4.65%, 01/15/43	4,932	6,488,391
4.65%, 08/15/44 (Call 02/15/44)	3,260	4,311,741
5.10%, 01/15/44	3,108	4,358,877
5.85%, 01/15/36	724	1,003,848
6.38%, 06/15/37	255	371,390
Ascension Health
3.95%, 11/15/46	2,640	3,375,557

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.85%, 11/15/53	$4,255	$6,379,053
Series B, 2.53%, 11/15/29 (Call 08/15/29)	1,389	1,510,024
Series B, 3.11%, 11/15/39 (Call 05/15/39)	383	421,599
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	713	717,841
2.34%, 01/01/30 (Call 10/01/29)	1,360	1,420,996
2.91%, 01/01/51 (Call 07/01/50)	892	907,075
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	840	900,690
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	388	419,587
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	2,159	2,671,590
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	325	392,018
4.19%, 11/15/45 (Call 05/15/45)	1,208	1,507,016
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	1,612	1,832,683
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	455	455,000
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	975	1,023,623
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,325	1,347,101
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	1,436	1,408,400
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,678	2,121,848
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	325	324,526
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	638	789,818
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	818	839,661
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	261	255,020
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,000	1,147,830
City of Hope
Series 2013, 5.62%, 11/15/43	20	28,531
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	152	181,468
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	488	495,652
2.76%, 10/01/24 (Call 07/01/24)	3,374	3,576,912
2.78%, 10/01/30 (Call 04/01/30)	609	630,699
2.95%, 11/01/22	1,175	1,219,533
3.35%, 10/01/29 (Call 04/01/29)	2,290	2,483,093
3.82%, 10/01/49 (Call 04/01/49)	2,911	3,233,510
3.91%, 10/01/50 (Call 04/01/50)	1,209	1,286,086
4.19%, 10/01/49 (Call 04/01/49)	2,376	2,641,209
4.35%, 11/01/42	4,504	5,184,104
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	860	859,785
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	950	1,053,702
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	1,952	2,273,182
Dignity Health
4.50%, 11/01/42	875	980,429
5.27%, 11/01/64	1,405	1,729,443
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,611	1,993,854

Security	Par (000)	Value

Health Care - Services (continued)
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	$485	$608,272
4.50%, 07/01/57 (Call 01/01/57)	1,239	1,618,407
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,071	2,085,890
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	1,502	1,530,193
Hartford HealthCare Corp., 3.45%, 07/01/54	1,500	1,469,790
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	6,929	8,001,401
4.50%, 02/15/27 (Call 08/15/26)	3,786	4,350,833
4.75%, 05/01/23	3,715	4,057,114
5.00%, 03/15/24	1,185	1,332,497
5.13%, 06/15/39 (Call 12/15/38)	4,412	5,663,861
5.25%, 04/15/25	6,718	7,838,361
5.25%, 06/15/26 (Call 12/15/25)	5,178	6,113,095
5.25%, 06/15/49 (Call 12/15/48)	7,603	10,052,687
5.50%, 06/15/47 (Call 12/15/46)	6,067	8,088,888
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	2,691	2,814,678
3.13%, 08/15/29 (Call 05/15/29)	2,722	3,027,136
3.15%, 12/01/22 (Call 09/01/22)	2,546	2,664,720
3.85%, 10/01/24 (Call 07/01/24)	3,895	4,310,519
3.95%, 03/15/27 (Call 12/15/26)	4,782	5,505,947
3.95%, 08/15/49 (Call 02/15/49)	862	1,062,510
4.50%, 04/01/25 (Call 03/01/25)	1,883	2,165,224
4.63%, 12/01/42 (Call 06/01/42)	1,400	1,801,240
4.80%, 03/15/47 (Call 09/14/46)	3,064	4,146,389
4.88%, 04/01/30 (Call 01/01/30)	2,527	3,186,345
4.95%, 10/01/44 (Call 04/01/44)	2,366	3,218,186
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	1,917	2,388,601
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	1,229	1,390,060
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	100	115,794
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,426	3,030,656
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	3,225	3,589,941
3.50%, 04/01/22	775	806,488
4.15%, 05/01/47 (Call 11/01/46)	5,093	6,651,916
4.88%, 04/01/42	1,427	1,939,079
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	3,736	4,228,330
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	1,461	1,550,238
2.95%, 12/01/29 (Call 09/01/29)	395	436,341
3.20%, 02/01/22	900	928,836
3.25%, 09/01/24 (Call 07/01/24)	1,649	1,793,799
3.60%, 02/01/25 (Call 11/01/24)	5,338	5,903,187
3.60%, 09/01/27 (Call 06/01/27)	2,400	2,744,736
3.75%, 08/23/22 (Call 05/23/22)	1,560	1,634,474
4.00%, 11/01/23 (Call 08/01/23)	555	604,073
4.70%, 02/01/45 (Call 08/01/44)	3,907	5,154,700
Mayo Clinic
3.77%, 11/15/43	170	198,682
Series 2016, 4.13%, 11/15/52	2,676	3,480,513
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	590	758,988
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,277	1,451,017
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	1,793	1,861,887

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	$1,945	$2,549,234
5.00%, 07/01/42	510	704,193
Series 2015, 4.20%, 07/01/55	2,074	2,738,178
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	756	808,875
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	971	1,105,746
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	1,606	1,615,604
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	412	454,374
Montefiore Obligated Group
4.29%, 09/01/50	1,606	1,704,576
Series 18-C, 5.25%, 11/01/48	2,682	3,162,427
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	2,188	2,422,204
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,235	2,440,195
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,446	1,482,569
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)	670	673,524
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	1,739	1,680,031
2.61%, 08/01/60 (Call 02/01/60)	1,455	1,433,204
4.02%, 08/01/45	3,214	4,009,369
4.06%, 08/01/56	360	462,805
Series 2019, 3.95%, 08/01/19 (Call 02/01/19)	1,794	2,011,881
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	3,187	3,520,806
3.98%, 11/01/46 (Call 11/01/45)	1,755	1,992,083
4.26%, 11/01/47 (Call 11/01/46)	3,079	3,598,366
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	310	297,172
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	226	249,335
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	563	595,738
4.09%, 10/01/48 (Call 04/01/48)	1,162	1,372,531
Partners Healthcare System Inc.
Series 2015, 4.12%, 07/01/55	199	242,746
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,049	1,175,541
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,250	1,326,213
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,067	2,304,850
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,942	2,509,821
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	522	532,633
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	803	842,427
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,482	2,646,879
Series A, 3.93%, 10/01/48 (Call 04/01/48)	791	951,541
Series H, 2.75%, 10/01/26 (Call 07/01/26)	782	853,639
Series I, 3.74%, 10/01/47	1,765	2,063,550
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	3,821	4,206,501
2.95%, 06/30/30 (Call 03/30/30)	3,672	4,082,566
3.45%, 06/01/26 (Call 03/01/26)	2,512	2,837,957
3.50%, 03/30/25 (Call 12/30/24)	379	421,562
4.20%, 06/30/29 (Call 03/30/29)	1,928	2,290,522
4.25%, 04/01/24 (Call 01/01/24)	3,310	3,656,392
4.70%, 03/30/45 (Call 09/30/44)	1,136	1,443,697

Security	Par (000)	Value

Health Care - Services (continued)
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	$293	$337,882
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	344	385,524
3.95%, 07/01/46 (Call 07/01/45)	2,645	2,994,484
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	646	664,333
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	1,523	1,745,739
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	942	1,007,281
Stanford Health Care
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	1,494	1,868,113
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	100	113,768
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,884	2,100,679
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	1,945	2,297,356
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	536	543,515
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,039	1,062,419
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	707	747,044
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	1,739	1,854,435
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	1,327	1,244,208
4.33%, 11/15/55	389	511,119
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	2,070	2,438,543
6.02%, 11/15/48	1,755	2,090,609
Series B, 5.33%, 11/15/28	1,252	1,444,119
Trinity Health Corp.
4.13%, 12/01/45	325	388,385
Series 2019, 3.43%, 12/01/48	1,085	1,168,176
UnitedHealth Group Inc.
1.25%, 01/15/26 (Call 12/15/25)	1,585	1,626,575
2.00%, 05/15/30 (Call 02/15/30)	3,545	3,756,743
2.38%, 10/15/22	3,035	3,150,967
2.38%, 08/15/24	3,765	4,009,612
2.75%, 02/15/23 (Call 11/15/22)	2,047	2,143,332
2.75%, 05/15/40 (Call 11/15/39)	4,606	5,046,241
2.88%, 12/15/21	790	810,824
2.88%, 03/15/22 (Call 12/15/21)	4,346	4,461,777
2.88%, 03/15/23	4,712	4,979,594
2.88%, 08/15/29	3,593	4,064,689
2.90%, 05/15/50 (Call 11/15/49)	3,399	3,780,436
2.95%, 10/15/27	4,514	5,064,257
3.10%, 03/15/26	3,495	3,925,409
3.13%, 05/15/60 (Call 11/15/59)	4,462	5,160,928
3.35%, 07/15/22	6,058	6,356,841
3.38%, 04/15/27	3,039	3,470,508
3.45%, 01/15/27	3,818	4,366,532
3.50%, 06/15/23	2,628	2,840,448
3.50%, 02/15/24	1,461	1,600,423
3.50%, 08/15/39 (Call 02/15/39)	3,374	4,007,367
3.70%, 12/15/25	1,317	1,506,213
3.70%, 08/15/49 (Call 02/15/49)	2,727	3,448,510
3.75%, 07/15/25	8,209	9,350,215
3.75%, 10/15/47 (Call 04/15/47)	2,069	2,598,043
3.85%, 06/15/28	5,619	6,690,262
3.88%, 12/15/28	1,447	1,743,360
3.88%, 08/15/59 (Call 02/15/59)	2,760	3,636,548
3.95%, 10/15/42 (Call 04/15/42)	2,241	2,837,532

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.20%, 01/15/47 (Call 07/15/46)	$4,892	$6,522,455
4.25%, 03/15/43 (Call 09/15/42)	3,063	4,041,261
4.25%, 04/15/47 (Call 10/15/46)	5,016	6,682,666
4.25%, 06/15/48 (Call 12/15/47)	4,709	6,380,695
4.38%, 03/15/42 (Call 09/15/41)	169	222,296
4.45%, 12/15/48 (Call 06/15/48)	3,376	4,720,695
4.63%, 07/15/35	3,271	4,440,317
4.63%, 11/15/41 (Call 05/15/41)	3,421	4,673,360
4.75%, 07/15/45	5,680	8,098,090
5.70%, 10/15/40 (Call 04/15/40)	2,554	3,845,609
5.80%, 03/15/36	1,088	1,610,392
5.95%, 02/15/41 (Call 08/15/40)	1,470	2,272,943
6.50%, 06/15/37	2,934	4,683,838
6.63%, 11/15/37	2,023	3,268,419
6.88%, 02/15/38	2,794	4,629,490
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	290	298,581
UPMC, Series D-1, 3.60%, 04/03/25	125	138,946
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	1,943	2,540,686
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	1,026	1,005,767

		615,965,036

Holding Companies - Diversified — 0.0%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	2,980	3,089,247
3.50%, 02/10/23 (Call 01/10/23)	2,638	2,744,259
3.63%, 01/19/22 (Call 12/19/21)	3,796	3,898,492
3.88%, 01/15/26 (Call 12/15/25)	1,344	1,412,651
4.20%, 06/10/24 (Call 05/10/24)	2,274	2,426,972
4.25%, 03/01/25 (Call 01/01/25)	2,291	2,445,849
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	2,345	2,394,995
4.63%, 07/15/24 (Call 06/15/24)	2,965	3,076,217
4.75%, 05/15/22 (Call 04/15/22)	929	961,441
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	255	257,249
3.75%, 02/10/25 (Call 01/10/25)	886	938,903
Golub Capital BDC Inc., 3.38%, 04/15/24 (Call 03/15/24)	200	200,950
Main Street Capital Corp., 5.20%, 05/01/24	1,470	1,565,932
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	3,106	3,219,027
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	1,551	1,586,208
4.00%, 03/30/25 (Call 02/28/25)	2,097	2,163,663
4.25%, 01/15/26 (Call 12/15/25)	915	946,787
5.25%, 04/15/24 (Call 03/15/24)	1,207	1,292,987
Prospect Capital Corp., 5.88%, 03/15/23	1,394	1,462,850
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	1,486	1,525,468

		37,610,147

Home Builders — 0.0%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	585	585,403
2.50%, 10/15/24 (Call 09/15/24)	1,250	1,327,050
2.60%, 10/15/25 (Call 09/15/25)	359	385,997
4.38%, 09/15/22 (Call 06/15/22)	600	635,064
4.75%, 02/15/23 (Call 11/15/22)	2,104	2,269,122

Security	Par (000)	Value

Home Builders (continued)
5.75%, 08/15/23 (Call 05/15/23)	$2,630	$2,950,676
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	485	536,837
5.00%, 06/15/27 (Call 12/15/26)	192	227,332
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	388	421,345
3.95%, 09/15/22 (Call 06/15/22)	1,324	1,391,352
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	4	4,810
6.38%, 05/15/33	67	92,014
7.88%, 06/15/32	130	194,213

		11,021,215

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	800	894,368
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	353	365,708
3.50%, 11/15/27 (Call 08/15/27)	1,360	1,473,519
3.80%, 11/15/24 (Call 08/15/24)	2,250	2,427,323
4.40%, 03/15/29 (Call 12/15/28)	3,337	3,813,223
Whirlpool Corp.
3.70%, 05/01/25	1,551	1,730,420
4.00%, 03/01/24	838	920,233
4.50%, 06/01/46 (Call 12/01/45)	1,416	1,771,076
4.60%, 05/15/50 (Call 11/15/49)	1,010	1,332,432
4.70%, 06/01/22	1,311	1,390,473
4.75%, 02/26/29 (Call 11/26/28)	1,976	2,422,201

		18,540,976

Household Products & Wares — 0.1%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 01/30/30)	1,055	1,134,294
4.88%, 12/06/28 (Call 09/06/28)	2,406	2,981,852
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	2,491	2,573,452
2.88%, 10/01/22	1,070	1,117,412
3.15%, 08/01/27 (Call 05/01/27)	2,129	2,345,668
3.95%, 08/01/47 (Call 02/01/47)	2,269	2,807,025
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	989	1,016,544
3.05%, 09/15/22 (Call 06/15/22)	1,889	1,965,712
3.10%, 10/01/27 (Call 07/01/27)	2,021	2,264,510
3.50%, 12/15/24 (Call 09/15/24)	1,251	1,384,094
3.90%, 05/15/28 (Call 02/15/28)	2,158	2,549,138
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	471	475,833
2.75%, 02/15/26	985	1,082,801
2.88%, 02/07/50 (Call 08/07/49)	2,879	3,263,692
3.05%, 08/15/25	938	1,039,248
3.10%, 03/26/30 (Call 12/26/29)	1,112	1,284,627
3.20%, 04/25/29 (Call 01/25/29)	1,010	1,166,863
3.20%, 07/30/46 (Call 01/30/46)	3,230	3,833,913
3.90%, 05/04/47 (Call 11/04/46)	2,647	3,437,315
3.95%, 11/01/28 (Call 08/01/28)	1,852	2,237,123
5.30%, 03/01/41	1,390	2,048,109
6.63%, 08/01/37	483	794,984

		42,804,209

Insurance — 0.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	520	786,635
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	2,290	2,565,350

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	$547	$607,165
3.25%, 03/17/25	4,594	5,081,377
3.60%, 04/01/30 (Call 01/01/30)	4,863	5,732,115
3.63%, 06/15/23	812	879,851
3.63%, 11/15/24	3,312	3,705,896
4.00%, 10/15/46 (Call 04/15/46)	1,044	1,254,084
4.75%, 01/15/49 (Call 07/15/48)	2,042	2,808,791
Alleghany Corp.
3.63%, 05/15/30 (Call 02/15/30)	3,207	3,631,895
4.90%, 09/15/44 (Call 03/15/44)	1,160	1,484,510
4.95%, 06/27/22	2,157	2,300,441
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,325	2,509,303
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	95	95,132
1.45%, 12/15/30 (Call 09/15/30)	95	94,513
3.15%, 06/15/23	848	907,733
3.28%, 12/15/26 (Call 09/15/26)	1,961	2,237,638
3.85%, 08/10/49 (Call 02/10/49)	1,912	2,419,234
4.20%, 12/15/46 (Call 06/15/46)	2,017	2,641,604
4.50%, 06/15/43	426	576,340
5.35%, 06/01/33	1,327	1,840,642
5.55%, 05/09/35	2,228	3,287,035
5.95%, 04/01/36	188	271,673
6.50%, 05/15/67 (Call 05/15/37)(a)	1,901	2,509,320
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	4,037	4,326,413
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,022	1,153,061
American Financial Group Inc.
3.50%, 08/15/26 (Call 05/15/26)	2,252	2,460,670
4.50%, 06/15/47 (Call 12/15/46)	45	51,877
5.25%, 04/02/30 (Call 01/02/30)	52	63,554
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	3,900	4,189,809
3.40%, 06/30/30 (Call 03/30/30)	4,675	5,335,764
3.75%, 07/10/25 (Call 04/10/25)	3,329	3,738,633
3.88%, 01/15/35 (Call 07/15/34)	4,172	5,017,205
3.90%, 04/01/26 (Call 01/01/26)	7,393	8,449,164
4.13%, 02/15/24	1,786	1,987,979
4.20%, 04/01/28 (Call 01/01/28)	4,025	4,783,873
4.25%, 03/15/29 (Call 12/15/28)	4,559	5,459,311
4.38%, 06/30/50 (Call 12/30/49)	3,034	3,925,389
4.38%, 01/15/55 (Call 07/15/54)	3,583	4,586,240
4.50%, 07/16/44 (Call 01/16/44)	5,485	7,046,415
4.70%, 07/10/35 (Call 01/10/35)	2,173	2,799,346
4.75%, 04/01/48 (Call 10/01/47)	1,201	1,625,517
4.80%, 07/10/45 (Call 01/10/45)	6,665	8,775,606
4.88%, 06/01/22	8,133	8,670,591
6.25%, 05/01/36	4,301	6,179,720
8.18%, 05/15/68 (Call 05/15/38)(a)	934	1,355,776
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	651	735,630
Aon Corp.
2.20%, 11/15/22	3,253	3,365,424
2.80%, 05/15/30 (Call 02/15/30)	6,988	7,635,927
3.75%, 05/02/29 (Call 02/02/29)	2,667	3,130,418
4.50%, 12/15/28 (Call 09/15/28)	4,099	4,976,801
6.25%, 09/30/40	2,089	3,163,018
8.21%, 01/01/27	140	188,495

Security	Par (000)	Value

Insurance (continued)
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	$1,125	$1,229,321
3.88%, 12/15/25 (Call 09/15/25)	404	461,893
4.00%, 11/27/23 (Call 08/27/23)	573	626,192
4.60%, 06/14/44 (Call 03/14/44)	2,406	3,211,914
4.75%, 05/15/45 (Call 11/15/44)	2,159	2,961,975
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,017	1,182,374
5.03%, 12/15/46 (Call 06/15/46)	734	990,768
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	4,730	5,574,021
7.35%, 05/01/34	425	652,775
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,185	2,917,674
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	929	1,010,510
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	150	161,213
4.00%, 03/15/23	3,850	4,111,530
4.20%, 09/27/23 (Call 08/27/23)	300	325,746
4.90%, 03/27/28 (Call 12/27/27)	255	288,548
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(c)	2,012	2,282,996
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	900	948,573
4.13%, 01/12/28 (Call 10/12/27)	4,293	4,749,217
6.15%, 04/03/30 (Call 01/03/30)	417	520,695
AXA SA, 8.60%, 12/15/30	1,443	2,231,268
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,829	2,006,175
4.90%, 01/15/40 (Call 01/15/30)(a)	1,675	1,733,156
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	286	317,529
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	5,150	5,221,636
1.85%, 03/12/30 (Call 12/12/29)	2,350	2,473,986
2.85%, 10/15/50 (Call 04/15/50)	2,370	2,584,438
3.00%, 05/15/22	1,632	1,696,562
4.20%, 08/15/48 (Call 02/15/48)	6,732	9,015,629
4.25%, 01/15/49 (Call 07/15/48)	7,749	10,431,316
4.30%, 05/15/43	2,017	2,669,076
4.40%, 05/15/42	3,643	4,911,493
5.75%, 01/15/40	2,583	4,028,318
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	9,336	9,812,603
3.00%, 02/11/23	1,029	1,088,250
3.13%, 03/15/26 (Call 12/15/25)	10,705	12,013,900
3.40%, 01/31/22	1,023	1,060,319
4.50%, 02/11/43	3,730	5,132,517
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	6,482	7,045,415
4.70%, 06/22/47 (Call 12/22/46)	939	981,161
5.63%, 05/15/30 (Call 02/15/30)	4,188	5,149,314
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	142	148,181
4.20%, 09/15/24 (Call 06/15/24)	982	1,096,108
4.50%, 03/15/29 (Call 12/15/28)	1,280	1,528,589
Chubb Corp. (The), 6.00%, 05/11/37	3,440	5,200,386
Chubb INA Holdings Inc.
2.70%, 03/13/23	88	92,517
2.88%, 11/03/22 (Call 09/03/22)	1,493	1,558,632
3.15%, 03/15/25	1,955	2,160,197

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.35%, 05/03/26 (Call 02/03/26)	$1,412	$1,595,433
4.15%, 03/13/43	2,315	2,983,549
4.35%, 11/03/45 (Call 05/03/45)	5,630	7,682,360
6.70%, 05/15/36	65	101,305
Cincinnati Financial Corp., 6.92%, 05/15/28	553	736,707
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	200	205,318
3.45%, 08/15/27 (Call 05/10/27)	2,652	2,996,468
3.90%, 05/01/29 (Call 02/01/29)	2,251	2,624,148
3.95%, 05/15/24 (Call 02/15/24)	2,893	3,189,590
4.50%, 03/01/26 (Call 12/01/25)	1,851	2,169,039
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	460	529,120
5.25%, 05/30/29 (Call 02/28/29)	1,355	1,617,152
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	2,006	2,076,391
4.95%, 06/01/29 (Call 03/01/29)	1,966	2,194,548
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	2,164	2,332,749
4.35%, 04/20/28 (Call 01/20/28)	4,182	4,938,357
5.00%, 04/20/48 (Call 10/20/47)	6,157	8,118,743
7.00%, 04/01/28	122	156,774
Everest Reinsurance Holdings Inc.
3.50%, 10/15/50 (Call 04/15/50)	67	77,080
4.87%, 06/01/44	681	876,461
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	652	714,227
4.85%, 04/17/28 (Call 01/17/28)	1,874	2,078,360
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	607	618,248
3.40%, 06/15/30 (Call 03/15/30)	1,750	1,928,920
4.50%, 08/15/28 (Call 05/15/28)	1,602	1,860,547
5.50%, 09/01/22	2,868	3,096,063
First American Financial Corp., 4.60%, 11/15/24	1,963	2,188,078
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	3,815	3,865,549
3.80%, 09/15/22	1,375	1,458,930
4.55%, 09/15/28 (Call 06/15/28)	1,732	2,069,688
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	3,050	3,172,732
4.50%, 04/15/26 (Call 01/15/26)	1,335	1,562,497
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	1,845	2,028,098
3.60%, 08/19/49 (Call 02/19/49)	2,361	2,843,163
4.30%, 04/15/43	2,366	2,934,952
4.40%, 03/15/48 (Call 09/15/47)	1,233	1,625,427
5.95%, 10/15/36	1,739	2,439,608
6.10%, 10/01/41	2,184	3,272,746
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	100	100,914
4.35%, 02/15/25 (Call 11/15/24)	415	460,816
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	3,025	3,336,272
3.35%, 03/09/25	907	994,244
3.40%, 01/15/31 (Call 10/15/30)	650	734,793
3.63%, 12/12/26 (Call 09/15/26)	3,789	4,303,698
3.80%, 03/01/28 (Call 12/01/27)	572	656,256
4.00%, 09/01/23	115	125,965
4.20%, 03/15/22	2,355	2,468,111
4.35%, 03/01/48 (Call 09/01/47)	2,693	3,343,413

Security	Par (000)	Value

Insurance (continued)
4.38%, 06/15/50 (Call 12/15/49)	$517	$651,130
6.30%, 10/09/37	605	825,910
7.00%, 06/15/40	2,182	3,299,337
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,607	2,730,911
3.20%, 05/15/30 (Call 02/15/30)	3,415	3,867,078
3.75%, 04/01/26 (Call 01/01/26)	3,532	4,038,065
4.13%, 05/15/43 (Call 11/15/42)	2,427	2,874,782
6.00%, 02/01/35	82	113,513
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	140	151,441
4.06%, 02/24/32 (Call 02/24/27)(a)	3,626	3,973,915
4.15%, 03/04/26	6,091	7,127,018
5.38%, 03/04/46	828	1,213,616
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	945	1,056,812
3.50%, 11/01/27 (Call 08/01/27)	1,366	1,524,702
4.15%, 09/17/50 (Call 03/17/50)	1,243	1,574,396
4.30%, 11/01/47 (Call 05/01/47)	1,656	2,081,228
4.90%, 07/01/22	2,651	2,831,003
5.00%, 04/05/46	2,025	2,755,235
5.00%, 05/20/49 (Call 11/20/48)	1,080	1,487,668
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,415	2,585,258
2.75%, 01/30/22 (Call 12/30/21)	2,062	2,114,767
3.30%, 03/14/23 (Call 01/14/23)	2,008	2,128,380
3.50%, 06/03/24 (Call 03/03/24)	3,718	4,067,195
3.50%, 03/10/25 (Call 12/10/24)	2,800	3,112,676
3.75%, 03/14/26 (Call 12/14/25)	2,625	2,995,545
3.88%, 03/15/24 (Call 02/15/24)	2,506	2,770,233
4.20%, 03/01/48 (Call 09/01/47)	3,095	4,126,687
4.35%, 01/30/47 (Call 07/30/46)	3,757	5,072,100
4.38%, 03/15/29 (Call 12/15/28)	5,384	6,583,124
4.75%, 03/15/39 (Call 09/15/38)	1,175	1,588,988
4.90%, 03/15/49 (Call 09/15/48)	2,606	3,821,230
5.88%, 08/01/33	260	373,703
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,035	2,230,075
MetLife Inc.
3.00%, 03/01/25	2,833	3,117,263
3.05%, 12/15/22	2,433	2,561,900
3.60%, 04/10/24	6,138	6,759,472
3.60%, 11/13/25 (Call 08/13/25)	1,931	2,190,990
4.05%, 03/01/45	2,697	3,450,596
4.13%, 08/13/42	2,543	3,237,798
4.55%, 03/23/30 (Call 12/23/29)	4,493	5,640,332
4.60%, 05/13/46 (Call 11/13/45)	1,949	2,682,779
4.72%, 12/15/44	3,511	4,833,488
4.88%, 11/13/43	2,985	4,226,342
5.70%, 06/15/35	3,898	5,709,401
5.88%, 02/06/41	4,832	7,440,120
6.38%, 06/15/34	531	814,140
6.40%, 12/15/66 (Call 12/15/31)	2,139	2,746,604
6.50%, 12/15/32	990	1,491,237
10.75%, 08/01/69 (Call 08/01/34)	1,832	3,081,351
Series D, 4.37%, 09/15/23	4,166	4,613,053
Munich Re America Corp., Series B, 7.45%, 12/15/26	100	137,051
Nationwide Financial Services Inc., 6.75%, 05/15/87	29	34,422
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	2,270	2,613,224

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.88%, 10/01/24 (Call 09/01/24)	$2,106	$2,415,477
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	2,176	2,482,838
Primerica Inc., 4.75%, 07/15/22	2,440	2,601,674
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)	2,346	2,462,197
3.10%, 11/15/26 (Call 08/15/26)	2,816	3,142,431
3.13%, 05/15/23	453	481,956
3.30%, 09/15/22	949	998,585
3.40%, 05/15/25 (Call 02/15/25)	2,689	2,989,200
3.70%, 05/15/29 (Call 02/15/29)	601	709,450
4.30%, 11/15/46 (Call 05/15/46)	1,014	1,272,134
4.35%, 05/15/43	1,193	1,486,907
4.63%, 09/15/42	90	114,791
6.05%, 10/15/36	2,460	3,499,227
Progressive Corp. (The)
2.45%, 01/15/27	2,159	2,344,458
3.20%, 03/26/30 (Call 12/26/29)	2,955	3,419,910
3.70%, 01/26/45	150	185,288
3.95%, 03/26/50 (Call 09/26/49)	1,450	1,904,706
4.00%, 03/01/29 (Call 12/01/28)	2,262	2,729,736
4.13%, 04/15/47 (Call 10/15/46)	5,818	7,763,132
4.20%, 03/15/48 (Call 09/15/47)	870	1,169,445
4.35%, 04/25/44	1,775	2,365,969
6.25%, 12/01/32	655	966,341
6.63%, 03/01/29	50	68,554
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,341	1,383,872
2.10%, 03/10/30 (Call 12/10/29)(c)	3,628	3,851,702
3.00%, 03/10/40 (Call 09/10/39)	2,582	2,801,857
3.50%, 05/15/24	1,787	1,967,755
3.70%, 10/01/50 (Call 07/01/30)(a)	80	83,400
3.70%, 03/13/51 (Call 09/13/50)	3,784	4,543,070
3.88%, 03/27/28 (Call 12/27/27)	779	918,706
3.91%, 12/07/47 (Call 06/07/47)	3,881	4,719,684
3.94%, 12/07/49 (Call 06/07/49)	5,027	6,116,049
4.35%, 02/25/50 (Call 08/25/49)	4,252	5,539,591
4.42%, 03/27/48 (Call 09/27/47)	2,013	2,620,322
4.50%, 09/15/47 (Call 09/15/27)(a)	2,862	3,148,343
4.60%, 05/15/44	2,581	3,369,650
5.20%, 03/15/44 (Call 03/15/24)(a)	4,405	4,686,435
5.38%, 05/15/45 (Call 05/15/25)(a)	3,347	3,651,410
5.63%, 06/15/43 (Call 06/15/23)(a)	7,225	7,778,652
5.70%, 12/14/36	748	1,083,889
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	2,010	2,317,952
5.88%, 09/15/42 (Call 09/15/22)(a)	3,926	4,199,014
6.63%, 12/01/37	695	1,042,556
6.63%, 06/21/40	436	671,898
Series B, 5.75%, 07/15/33	167	228,665
Prudential PLC, 3.13%, 04/14/30	396	452,022
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	720	792,979
3.90%, 05/15/29 (Call 02/15/29)	3,565	4,101,105
3.95%, 09/15/26 (Call 06/15/26)	1,214	1,386,072
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,220	1,342,927
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	1,777	2,007,317
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	310	371,355

Security	Par (000)	Value

Insurance (continued)
Sompo International Holdings Ltd., 4.70%, 10/15/22	$2,755	$2,958,209
Swiss Re America Holding Corp., 7.00%, 02/15/26	554	709,319
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,485	2,373,104
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,091	2,193,020
3.75%, 05/15/46 (Call 11/15/45)	2,465	3,081,423
4.00%, 05/30/47 (Call 11/30/46)	2,952	3,846,338
4.05%, 03/07/48 (Call 09/07/47)	1,340	1,773,972
4.10%, 03/04/49 (Call 09/04/48)	1,841	2,448,512
4.30%, 08/25/45 (Call 02/25/45)	2,367	3,143,920
4.60%, 08/01/43	975	1,332,152
5.35%, 11/01/40	3,133	4,607,014
6.25%, 06/15/37	2,345	3,611,581
6.75%, 06/20/36	448	708,633
Travelers Property Casualty Corp., 6.38%, 03/15/33	723	1,088,838
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,160	1,357,096
Unum Group
4.00%, 03/15/24	1,170	1,272,001
4.00%, 06/15/29 (Call 03/15/29)	2,891	3,275,358
4.50%, 03/15/25 (Call 02/15/25)	454	506,137
4.50%, 12/15/49 (Call 06/15/49)	745	778,741
5.75%, 08/15/42	2,380	2,890,796
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,734	2,954,388
3.65%, 06/15/26	2,182	2,500,725
4.70%, 01/23/48 (Call 01/23/28)(a)	614	627,815
4.80%, 06/15/46	1,919	2,430,202
5.70%, 07/15/43	2,230	3,062,571
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	1,309	1,447,191
3.60%, 05/15/24 (Call 03/15/24)	1,545	1,688,670
3.88%, 09/15/49 (Call 03/15/49)	3,017	3,703,337
4.50%, 09/15/28 (Call 06/15/28)	1,893	2,287,634
5.05%, 09/15/48 (Call 03/15/48)	2,352	3,310,393
WR Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	1,269	1,553,421
4.63%, 03/15/22	1,850	1,946,626
4.75%, 08/01/44	610	788,876
XLIT Ltd.
4.45%, 03/31/25	2,070	2,354,791
5.25%, 12/15/43	625	898,200
5.50%, 03/31/45	2,330	3,219,710

		765,098,769

Internet — 0.4%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	911	960,422
3.40%, 12/06/27 (Call 09/06/27)	11,912	13,358,474
3.60%, 11/28/24 (Call 08/28/24)	7,269	8,005,132
4.00%, 12/06/37 (Call 06/06/37)	3,785	4,487,155
4.20%, 12/06/47 (Call 06/06/47)	4,765	6,025,533
4.40%, 12/06/57 (Call 06/06/57)	2,875	3,878,087
4.50%, 11/28/34 (Call 05/28/34)	4,507	5,601,705
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,560	1,557,192
0.80%, 08/15/27 (Call 06/15/27)	4,709	4,690,494
1.10%, 08/15/30 (Call 05/15/30)	4,675	4,640,358
1.90%, 08/15/40 (Call 02/15/40)	4,153	4,120,607
2.00%, 08/15/26 (Call 05/15/26)	6,863	7,364,136
2.05%, 08/15/50 (Call 02/15/50)	6,809	6,614,943

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.25%, 08/15/60 (Call 02/15/60)	$955	$942,537
3.38%, 02/25/24	2,366	2,592,142
Amazon.com Inc.
0.40%, 06/03/23	1,434	1,439,291
0.80%, 06/03/25 (Call 05/03/25)	733	743,123
1.20%, 06/03/27 (Call 04/03/27)	700	711,529
1.50%, 06/03/30 (Call 03/03/30)	3,720	3,802,212
2.40%, 02/22/23 (Call 01/22/23)	7,722	8,068,872
2.50%, 11/29/22 (Call 08/29/22)	3,548	3,687,507
2.50%, 06/03/50 (Call 12/03/49)	5,463	5,769,529
2.70%, 06/03/60 (Call 12/03/59)	6,819	7,399,774
2.80%, 08/22/24 (Call 06/22/24)	9,434	10,220,513
3.15%, 08/22/27 (Call 05/22/27)	11,289	12,831,529
3.30%, 12/05/21 (Call 10/05/21)	1,517	1,555,532
3.80%, 12/05/24 (Call 09/05/24)	6,565	7,377,813
3.88%, 08/22/37 (Call 02/22/37)	10,667	13,499,729
4.05%, 08/22/47 (Call 02/22/47)	12,184	16,290,495
4.25%, 08/22/57 (Call 02/22/57)	6,406	9,103,951
4.80%, 12/05/34 (Call 06/05/34)	3,642	5,042,094
4.95%, 12/05/44 (Call 06/05/44)	7,668	11,305,086
5.20%, 12/03/25 (Call 09/03/25)	2,121	2,568,531
Baidu Inc.
2.88%, 07/06/22	694	714,015
3.08%, 04/07/25 (Call 03/07/25)	385	410,410
3.43%, 04/07/30 (Call 01/07/30)	350	390,366
3.50%, 11/28/22	1,850	1,939,484
3.63%, 07/06/27	634	700,684
3.88%, 09/29/23 (Call 08/29/23)	2,543	2,742,702
4.13%, 06/30/25	1,970	2,199,387
4.38%, 05/14/24 (Call 04/14/24)	2,414	2,652,889
4.38%, 03/29/28 (Call 12/29/27)	1,850	2,135,547
4.88%, 11/14/28 (Call 08/14/28)	2,685	3,228,014
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	2,418	2,536,651
3.55%, 03/15/28 (Call 12/15/27)	2,933	3,333,325
3.60%, 06/01/26 (Call 03/01/26)	3,500	3,945,410
3.65%, 03/15/25 (Call 12/15/24)	2,925	3,234,406
4.10%, 04/13/25 (Call 03/13/25)	771	871,184
4.50%, 04/13/27 (Call 02/13/27)	37	43,719
4.63%, 04/13/30 (Call 01/13/30)	3,710	4,565,489
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,853	1,929,066
3.80%, 08/24/27 (Call 05/24/27)	2,164	2,484,207
4.50%, 06/20/28 (Call 03/20/28)	1,067	1,285,799
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	3,125	3,266,500
2.60%, 07/15/22 (Call 04/15/22)	2,989	3,079,328
2.70%, 03/11/30 (Call 12/11/29)	3,176	3,396,256
2.75%, 01/30/23 (Call 12/30/22)	2,870	3,002,336
3.45%, 08/01/24 (Call 05/01/24)	4,313	4,707,165
3.60%, 06/05/27 (Call 03/05/27)	4,119	4,666,992
3.80%, 03/09/22 (Call 02/09/22)	3,615	3,758,985
4.00%, 07/15/42 (Call 01/15/42)	773	894,400
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	2,519	2,553,712
3.80%, 02/15/28 (Call 11/15/27)	1,249	1,309,714
4.50%, 08/15/24 (Call 05/15/24)	1,629	1,759,630
5.00%, 02/15/26 (Call 11/15/25)	3,877	4,253,922
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	2,000	2,175,900

Security	Par (000)	Value

Internet (continued)
3.88%, 04/29/26	$885	$987,156
4.13%, 01/14/50	2,930	3,265,544
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	2,196	2,425,218
2.95%, 04/01/22 (Call 02/01/22)	1,177	1,212,957
3.30%, 04/01/27 (Call 01/01/27)	3,762	4,245,191
3.63%, 04/01/25 (Call 01/01/25)	654	730,995
3.75%, 04/01/24 (Call 03/01/24)	1,560	1,716,858
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	550	549,984
2.00%, 09/03/30 (Call 06/03/30)	560	554,126
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	1,486	1,513,714
3.50%, 07/05/24 (Call 06/05/24)	1,490	1,556,335

		295,181,699

Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	3,048	3,205,002
2.70%, 06/01/30 (Call 03/01/30)	2,584	2,828,291
3.95%, 05/01/28 (Call 02/01/28)	829	974,116
4.00%, 08/01/23 (Call 05/01/23)	5,598	6,057,260
4.13%, 09/15/22 (Call 06/15/22)	752	794,684
4.40%, 05/01/48 (Call 11/01/47)	2,526	3,387,997
5.20%, 08/01/43 (Call 02/01/43)	1,647	2,372,503
6.40%, 12/01/37	1,029	1,591,842
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	1,657	1,676,652
2.15%, 08/15/30 (Call 05/15/30)	20	20,449
4.50%, 04/15/23 (Call 01/15/23)	3,970	4,288,712
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	350	356,521
2.40%, 06/15/25 (Call 05/15/25)	447	474,209
2.80%, 12/15/24 (Call 11/15/24)	2,495	2,665,708
3.25%, 01/15/31 (Call 10/15/30)	1,703	1,898,351
3.25%, 10/15/50 (Call 04/15/50)	700	738,087
3.45%, 04/15/30 (Call 01/15/30)	1,139	1,283,630
5.00%, 12/15/26 (Call 12/15/21)	1,693	1,804,501
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	639	702,587
6.25%, 08/10/26	5,183	6,381,828
6.88%, 11/21/36	7,092	10,046,173
6.88%, 11/10/39	5,527	8,000,167
8.25%, 01/17/34	658	984,559
Vale SA, 5.63%, 09/11/42	681	888,855

		63,422,684

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(c)	2,783	3,027,848
4.63%, 07/28/45 (Call 01/28/45)	1,584	1,740,626

		4,768,474

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,821	1,966,844
3.70%, 01/15/31 (Call 10/15/30)	600	650,382
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	3,297	3,436,859
4.38%, 09/15/28 (Call 06/15/28)	2,301	2,505,812
4.85%, 03/15/26 (Call 12/15/25)	4,435	4,885,330
5.38%, 04/23/25 (Call 03/23/25)	175	196,081

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
5.75%, 04/23/30 (Call 01/23/30)	$515	$618,062
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	1,839	1,891,779
3.20%, 08/08/24 (Call 07/08/24)	4,057	4,241,553
3.50%, 08/18/26 (Call 06/18/26)	5,107	5,368,223
3.90%, 08/08/29 (Call 05/08/29)	2,515	2,634,739
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	2,000	2,114,300
3.75%, 03/15/25 (Call 12/15/24)	2,588	2,756,789
3.75%, 10/01/25 (Call 07/01/25)	2,170	2,322,529
4.63%, 06/15/30 (Call 03/15/30)	3,946	4,552,934
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	1,819	2,061,655
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	4,358	5,051,401
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,092	1,188,620
Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,733	2,867,300
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,474	1,598,214
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	50	53,518
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(b)	350	365,477
4.38%, 06/18/30 (Call 03/18/30)(b)	3,500	3,792,180
4.60%, 08/08/23 (Call 07/08/23)	3,863	4,122,246
5.13%, 08/08/25 (Call 06/08/25)	5,476	6,021,026
5.40%, 08/08/28 (Call 05/08/28)	5,101	5,837,788

		73,101,641

Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22	7,286	7,542,759
3.38%, 04/03/23 (Call 03/03/23)	2,219	2,370,957
Caterpillar Financial Services Corp.
0.45%, 09/14/23	350	350,780
0.65%, 07/07/23	246	247,673
0.95%, 05/13/22	745	751,891
1.10%, 09/14/27	405	408,702
1.45%, 05/15/25	280	290,254
1.90%, 09/06/22	2,580	2,651,105
1.95%, 11/18/22	1,524	1,571,503
2.15%, 11/08/24	3,554	3,767,844
2.40%, 06/06/22	3,378	3,484,306
2.40%, 08/09/26	2,236	2,424,964
2.55%, 11/29/22	4,368	4,558,488
2.63%, 03/01/23	1,544	1,620,814
2.85%, 06/01/22	1,503	1,559,783
2.85%, 05/17/24	2,863	3,090,465
2.95%, 02/26/22	1,468	1,515,651
3.25%, 12/01/24	2,500	2,758,900
3.30%, 06/09/24	4,473	4,894,759
3.45%, 05/15/23	5,797	6,226,790
3.65%, 12/07/23	1,034	1,134,381
3.75%, 11/24/23	2,373	2,603,632
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,376	4,509,030
2.60%, 09/19/29 (Call 06/19/29)	2,564	2,841,271
2.60%, 04/09/30 (Call 01/09/30)	4,175	4,605,025
3.25%, 09/19/49 (Call 03/19/49)	4,224	5,029,348
3.25%, 04/09/50 (Call 10/09/49)	3,799	4,520,354
3.40%, 05/15/24 (Call 02/15/24)	2,456	2,679,987
3.80%, 08/15/42	4,813	6,141,147
4.30%, 05/15/44 (Call 11/15/43)	2,122	2,847,703
4.75%, 05/15/64 (Call 11/15/63)	1,887	2,833,953
5.20%, 05/27/41	1,396	2,048,127

Security	Par (000)	Value

Machinery (continued)
5.30%, 09/15/35	$325	$450,229
6.05%, 08/15/36	927	1,375,529
CNH Industrial Capital LLC
1.88%, 01/15/26 (Call 12/15/25)	300	307,590
1.95%, 07/02/23	283	289,636
4.20%, 01/15/24	1,761	1,919,596
4.38%, 04/05/22	3,068	3,214,159
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	3,349	3,723,954
4.50%, 08/15/23	1,770	1,928,185
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	378	408,516
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,089,910
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	5,434	5,592,129
2.75%, 04/15/25 (Call 03/15/25)	2,499	2,719,712
2.88%, 09/07/49 (Call 03/07/49)	1,490	1,673,315
3.10%, 04/15/30 (Call 01/15/30)	2,791	3,209,315
3.75%, 04/15/50 (Call 10/15/49)	5,726	7,462,352
3.90%, 06/09/42 (Call 12/09/41)	3,327	4,279,221
5.38%, 10/16/29	840	1,118,250
7.13%, 03/03/31	475	700,326
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,115	2,304,441
3.15%, 11/15/25 (Call 08/15/25)	2,081	2,285,167
5.38%, 10/15/35	77	103,101
5.38%, 03/01/41 (Call 12/01/40)	1,985	2,520,950
Flowserve Corp.
3.50%, 10/01/30 (Call 07/01/30)	735	766,701
4.00%, 11/15/23 (Call 08/15/23)	2,455	2,576,203
IDEX Corp., 3.00%, 05/01/30 (Call 02/01/30)	607	672,404
John Deere Capital Corp.
0.40%, 10/10/23	375	375,720
0.55%, 07/05/22	396	397,667
0.70%, 07/05/23	1,550	1,563,841
1.20%, 04/06/23	440	449,284
1.75%, 03/09/27	1,341	1,411,711
1.95%, 06/13/22	2,022	2,072,611
2.05%, 01/09/25	3,685	3,908,974
2.15%, 09/08/22	3,645	3,765,504
2.25%, 09/14/26	1,528	1,647,230
2.45%, 01/09/30	3,249	3,578,871
2.60%, 03/07/24	2,315	2,474,573
2.65%, 01/06/22	1,394	1,429,909
2.65%, 06/24/24	3,600	3,865,284
2.65%, 06/10/26	449	493,500
2.70%, 01/06/23	1,713	1,798,444
2.75%, 03/15/22	906	933,905
2.80%, 01/27/23	490	516,078
2.80%, 03/06/23	5,759	6,080,237
2.80%, 09/08/27	2,423	2,696,775
2.80%, 07/18/29	1,391	1,561,870
2.95%, 04/01/22	1,328	1,375,197
3.05%, 01/06/28	510	572,669
3.20%, 01/10/22	1,517	1,565,559
3.35%, 06/12/24	694	761,124
3.40%, 09/11/25	489	549,621
3.45%, 06/07/23	1,369	1,473,017
3.45%, 01/10/24	836	910,872
3.45%, 03/13/25	3,528	3,944,480

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.45%, 03/07/29	$2,119	$2,476,984
3.65%, 10/12/23	1,444	1,580,054
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	1,257	1,315,916
4.55%, 04/15/28 (Call 01/15/28)	1,994	2,154,677
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	240	260,482
4.60%, 05/15/28 (Call 02/15/28)	1,201	1,420,074
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	3,554	3,736,889
2.29%, 04/05/27 (Call 02/05/27)	294	314,689
2.57%, 02/15/30 (Call 11/15/29)	5,344	5,751,320
3.11%, 02/15/40 (Call 08/15/39)	2,988	3,282,975
3.36%, 02/15/50 (Call 08/15/49)	1,551	1,789,761
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	1,042	1,127,798
3.50%, 03/01/29 (Call 12/01/28)	783	913,503
4.20%, 03/01/49 (Call 09/01/48)	2,218	2,995,232
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	438	469,234
3.45%, 11/15/26 (Call 08/15/26)	2,238	2,433,803
4.40%, 03/15/24 (Call 02/15/24)	5,100	5,582,868
4.95%, 09/15/28 (Call 06/15/28)	4,873	5,697,463
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,558	1,626,614
2.25%, 01/30/31 (Call 10/30/30)	539	569,141
3.25%, 11/01/26 (Call 08/01/26)	3,295	3,689,576
4.38%, 11/01/46 (Call 05/01/46)	580	716,758

		248,653,575

Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	1,527	1,574,841
2.00%, 06/26/22	1,168	1,199,326
2.00%, 02/14/25 (Call 01/14/25)	2,813	2,972,216
2.25%, 03/15/23 (Call 02/15/23)	4,579	4,774,981
2.25%, 09/19/26 (Call 06/19/26)	2,304	2,484,357
2.38%, 08/26/29 (Call 05/26/29)	3,197	3,480,126
2.65%, 04/15/25 (Call 03/15/25)	740	802,071
2.75%, 03/01/22 (Call 02/01/22)	1,781	1,832,845
2.88%, 10/15/27 (Call 07/15/27)	3,113	3,467,508
3.00%, 08/07/25	1,248	1,385,667
3.05%, 04/15/30 (Call 01/15/30)	1,118	1,276,968
3.13%, 09/19/46 (Call 03/19/46)	2,859	3,209,428
3.25%, 02/14/24 (Call 01/14/24)	3,449	3,745,648
3.25%, 08/26/49 (Call 02/26/49)	1,811	2,100,905
3.38%, 03/01/29 (Call 12/01/28)	3,013	3,491,766
3.63%, 09/14/28 (Call 06/14/28)	1,885	2,203,678
3.63%, 10/15/47 (Call 04/15/47)	3,564	4,336,497
3.70%, 04/15/50 (Call 10/15/49)	3,781	4,689,347
3.88%, 06/15/44	2,175	2,676,838
4.00%, 09/14/48 (Call 03/14/48)	3,535	4,565,594
5.70%, 03/15/37	992	1,448,370
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	2,599	2,796,550
3.50%, 12/01/24 (Call 10/01/24)	2,184	2,392,506
3.75%, 11/15/22 (Call 08/15/22)	2,270	2,380,367
3.75%, 12/01/27 (Call 09/01/27)	1,203	1,365,802
Eaton Corp.
2.75%, 11/02/22	3,534	3,695,539
3.10%, 09/15/27 (Call 06/15/27)	2,047	2,293,868

Security	Par (000)	Value

Manufacturing (continued)
3.92%, 09/15/47 (Call 02/15/47)	$2,074	$2,540,152
4.00%, 11/02/32	2,287	2,789,866
4.15%, 11/02/42	2,050	2,579,966
General Electric Co.
2.70%, 10/09/22	6,949	7,220,567
3.10%, 01/09/23	6,150	6,464,388
3.15%, 09/07/22	5,024	5,252,592
3.38%, 03/11/24	1,983	2,151,991
3.45%, 05/15/24 (Call 02/13/24)	4,626	5,013,844
3.45%, 05/01/27 (Call 03/01/27)	4,241	4,666,457
3.63%, 05/01/30 (Call 02/01/30)	4,109	4,597,478
4.13%, 10/09/42	3,540	3,965,933
4.25%, 05/01/40 (Call 11/01/39)	4,467	5,075,941
4.35%, 05/01/50 (Call 11/01/49)	10,792	12,646,389
4.50%, 03/11/44	2,435	2,852,724
5.55%, 01/05/26	308	367,573
5.88%, 01/14/38	10,941	14,161,046
6.15%, 08/07/37	6,034	7,933,986
6.75%, 03/15/32	11,427	15,534,321
6.88%, 01/10/39	5,854	8,290,025
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5,665	6,262,318
3.50%, 03/01/24 (Call 12/01/23)	4,282	4,657,917
3.90%, 09/01/42 (Call 03/01/42)	1,511	1,908,061
4.88%, 09/15/41 (Call 03/15/41)	1,760	2,435,294
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	930	997,127
3.25%, 03/01/27 (Call 12/01/26)	3,411	3,794,124
3.25%, 06/14/29 (Call 03/14/29)	1,743	1,979,699
3.30%, 11/21/24 (Call 08/21/24)	563	616,130
3.50%, 09/15/22	1,654	1,741,546
4.00%, 06/14/49 (Call 12/14/48)	2,820	3,559,376
4.10%, 03/01/47 (Call 09/01/46)	1,901	2,378,303
4.20%, 11/21/34 (Call 05/21/34)	1,512	1,871,569
4.45%, 11/21/44 (Call 05/21/44)	1,382	1,778,316
6.25%, 05/15/38	2,316	3,304,191
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,106	1,314,890
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	3,875	3,933,668
3.00%, 06/01/30 (Call 03/01/30)	571	610,074
3.65%, 03/15/27 (Call 12/15/26)	3,769	4,142,960
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,348,806
3.90%, 09/17/29 (Call 06/17/29)	1,759	1,992,771
4.00%, 03/15/26 (Call 12/15/25)	3,339	3,726,224
4.30%, 03/01/24 (Call 12/01/23)	2,635	2,867,223
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,198	2,548,647
4.25%, 06/15/23	3,224	3,526,250
4.30%, 02/21/48 (Call 08/21/47)	663	842,845
5.75%, 06/15/43	1,162	1,688,549
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	3,351	3,789,679
3.55%, 11/01/24 (Call 08/01/24)	1,385	1,526,963
3.80%, 03/21/29 (Call 12/21/28)	4,323	5,103,820
4.50%, 03/21/49 (Call 09/21/48)	1,950	2,587,280
4.65%, 11/01/44 (Call 05/01/44)	948	1,231,670

		266,815,138

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	$7,140	$7,144,927
2.80%, 04/01/31 (Call 01/01/31)	4,227	4,453,271
3.70%, 04/01/51 (Call 10/01/50)	7,920	8,278,459
3.75%, 02/15/28 (Call 11/15/27)	3,861	4,324,822
3.85%, 04/01/61 (Call 10/01/60)	6,235	6,393,307
4.20%, 03/15/28 (Call 12/15/27)	3,838	4,414,967
4.46%, 07/23/22 (Call 05/23/22)	11,812	12,487,056
4.50%, 02/01/24 (Call 01/01/24)	2,197	2,441,284
4.80%, 03/01/50 (Call 09/01/49)	11,704	14,014,135
4.91%, 07/23/25 (Call 04/23/25)	13,318	15,402,267
5.05%, 03/30/29 (Call 12/30/28)	4,673	5,658,536
5.13%, 07/01/49 (Call 01/01/49)	4,905	6,031,237
5.38%, 04/01/38 (Call 10/01/37)	1,074	1,351,887
5.38%, 05/01/47 (Call 11/01/46)	7,720	9,742,100
5.75%, 04/01/48 (Call 10/01/47)	5,891	7,789,021
6.38%, 10/23/35 (Call 04/23/35)	6,687	9,310,444
6.48%, 10/23/45 (Call 04/23/45)	11,818	16,935,194
6.83%, 10/23/55 (Call 04/23/55)	2,108	3,183,755
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	3,647	4,294,780
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10,345	10,281,378
1.95%, 01/15/31 (Call 10/15/30)	7,081	7,293,005
2.35%, 01/15/27 (Call 10/15/26)	1,965	2,110,272
2.45%, 08/15/52 (Call 02/15/52)	10,664	10,506,493
2.65%, 02/01/30 (Call 11/01/29)	3,520	3,848,064
2.65%, 08/15/62 (Call 02/15/62)	5,689	5,751,750
2.80%, 01/15/51 (Call 07/15/50)	7,686	8,079,831
3.00%, 02/01/24 (Call 01/01/24)	2,427	2,610,627
3.10%, 04/01/25 (Call 03/01/25)	1,624	1,786,530
3.15%, 03/01/26 (Call 12/01/25)	9,192	10,242,554
3.15%, 02/15/28 (Call 11/15/27)	4,102	4,616,145
3.20%, 07/15/36 (Call 01/15/36)	6,510	7,435,201
3.25%, 11/01/39 (Call 05/01/39)	1,302	1,485,530
3.30%, 02/01/27 (Call 11/01/26)	3,551	4,009,931
3.30%, 04/01/27 (Call 02/01/27)	1,255	1,419,418
3.38%, 02/15/25 (Call 11/15/24)	8,830	9,749,644
3.38%, 08/15/25 (Call 05/15/25)	5,419	6,042,293
3.40%, 04/01/30 (Call 01/01/30)	6,115	7,071,141
3.40%, 07/15/46 (Call 01/15/46)	1,679	1,943,258
3.45%, 02/01/50 (Call 08/01/49)	4,938	5,814,001
3.55%, 05/01/28 (Call 02/01/28)	5,836	6,741,572
3.60%, 03/01/24	7,581	8,333,717
3.70%, 04/15/24 (Call 03/15/24)(c)	8,943	9,847,406
3.75%, 04/01/40 (Call 10/01/39)	4,550	5,524,337
3.90%, 03/01/38 (Call 09/01/37)	3,176	3,896,603
3.95%, 10/15/25 (Call 08/15/25)	3,746	4,295,463
3.97%, 11/01/47 (Call 05/01/47)	6,300	7,934,787
4.00%, 08/15/47 (Call 02/15/47)	2,709	3,420,031
4.00%, 03/01/48 (Call 09/01/47)	3,611	4,571,454
4.00%, 11/01/49 (Call 05/01/49)	7,414	9,486,510
4.05%, 11/01/52 (Call 05/01/52)	5,947	7,709,453
4.15%, 10/15/28 (Call 07/15/28)	5,468	6,579,754
4.20%, 08/15/34 (Call 02/15/34)	5,100	6,427,683
4.25%, 10/15/30 (Call 07/15/30)	3,394	4,192,744
4.25%, 01/15/33	9,706	12,124,056
4.40%, 08/15/35 (Call 02/25/35)	5,369	6,880,535
4.50%, 01/15/43	608	812,258

Security	Par (000)	Value

Media (continued)
4.60%, 10/15/38 (Call 04/15/38)	$6,008	$7,928,818
4.60%, 08/15/45 (Call 02/15/45)	6,757	9,131,612
4.65%, 07/15/42	5,154	6,965,992
4.70%, 10/15/48 (Call 04/15/48)	12,943	18,264,514
4.75%, 03/01/44	4,747	6,584,469
4.95%, 10/15/58 (Call 04/15/58)	8,129	12,404,204
5.65%, 06/15/35	2,895	4,128,212
6.40%, 05/15/38	1,039	1,620,144
6.45%, 03/15/37	931	1,426,348
6.50%, 11/15/35	3,645	5,663,565
6.55%, 07/01/39	556	879,297
6.95%, 08/15/37	1,082	1,744,379
7.05%, 03/15/33	1,342	2,057,447
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	1,401	1,477,186
3.45%, 03/15/25 (Call 12/15/24)	2,881	3,157,691
3.63%, 05/15/30 (Call 02/15/30)	2,802	3,172,592
3.80%, 03/13/24 (Call 01/13/24)	1,048	1,141,178
3.90%, 11/15/24 (Call 08/15/24)	1,422	1,572,035
3.95%, 06/15/25 (Call 05/15/25)	1,578	1,772,047
3.95%, 03/20/28 (Call 12/20/27)	5,372	6,145,353
4.00%, 09/15/55 (Call 03/15/55)(b)	9,901	11,001,298
4.13%, 05/15/29 (Call 02/15/29)	2,173	2,532,827
4.65%, 05/15/50 (Call 11/15/49)	1,648	2,005,385
4.88%, 04/01/43	86	104,817
4.90%, 03/11/26 (Call 12/11/25)	2,733	3,197,856
5.00%, 09/20/37 (Call 03/20/37)	2,500	3,156,200
5.20%, 09/20/47 (Call 03/20/47)	3,508	4,458,037
5.30%, 05/15/49 (Call 11/15/48)	2,690	3,489,280
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	2,841	3,107,656
3.50%, 04/08/30 (Call 01/08/30)	6,113	6,947,119
3.67%, 01/25/22	2,451	2,542,912
4.03%, 01/25/24 (Call 12/25/23)	4,257	4,692,150
4.71%, 01/25/29 (Call 10/25/28)	6,513	7,878,450
5.48%, 01/25/39 (Call 07/25/38)	3,496	4,837,345
5.58%, 01/25/49 (Call 07/25/48)	4,943	7,207,685
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	699	796,420
5.00%, 05/13/45 (Call 11/13/44)	1,270	1,491,577
5.25%, 05/24/49 (Call 11/24/48)	2,205	2,716,891
6.13%, 01/31/46 (Call 06/30/45)	4,065	5,510,067
6.63%, 03/18/25	1,937	2,349,058
6.63%, 01/15/40	4,801	6,565,656
8.50%, 03/11/32	970	1,456,882
NBCUniversal Media LLC
4.45%, 01/15/43	5,809	7,676,361
5.95%, 04/01/41	5,791	8,864,052
6.40%, 04/30/40	1,151	1,804,630
TCI Communications Inc.
7.13%, 02/15/28	1,577	2,195,373
7.88%, 02/15/26	3,189	4,292,840
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	2,049	2,292,114
4.30%, 11/23/23 (Call 08/23/23)	1,583	1,737,437
5.50%, 08/15/35	792	1,034,653
5.65%, 11/23/43 (Call 05/23/43)	2,006	2,659,836
5.85%, 04/15/40	2,764	3,755,861
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	6,170	7,063,231

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 09/01/41 (Call 03/01/41)	$1,789	$2,275,984
5.88%, 11/15/40 (Call 05/15/40)	5,814	7,676,108
6.55%, 05/01/37	3,458	4,785,250
6.75%, 06/15/39	6,968	9,910,238
7.30%, 07/01/38	3,394	4,982,867
Time Warner Entertainment Co. LP
8.38%, 03/15/23	763	899,287
8.38%, 07/15/33	4,615	7,187,539
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	3,156	3,317,019
2.35%, 12/01/22	3,421	3,553,119
2.45%, 03/04/22	2,824	2,897,000
2.55%, 02/15/22	117	120,117
2.95%, 06/15/27(c)	3,469	3,852,220
3.00%, 02/13/26	2,496	2,759,378
3.00%, 07/30/46	2,435	2,587,674
3.15%, 09/17/25	2,207	2,448,137
3.70%, 12/01/42	968	1,132,347
4.13%, 06/01/44	3,862	4,850,247
4.38%, 08/16/41	2,541	3,228,163
Series B, 7.00%, 03/01/32	2,320	3,475,406
Series E, 4.13%, 12/01/41	3,258	4,032,915
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	4,172	4,552,236
3.38%, 02/15/28 (Call 12/15/27)	2,831	3,155,319
3.50%, 01/15/25 (Call 10/15/24)	3,408	3,727,909
3.70%, 08/15/24 (Call 05/15/24)	3,036	3,320,898
3.70%, 06/01/28 (Call 03/01/28)	1,905	2,161,337
3.88%, 04/01/24 (Call 01/01/24)	2,761	3,009,738
4.00%, 01/15/26 (Call 10/15/25)	1,704	1,944,877
4.20%, 06/01/29 (Call 03/01/29)	1,882	2,226,274
4.20%, 05/19/32 (Call 02/19/32)	5,297	6,271,065
4.25%, 09/01/23 (Call 06/01/23)	530	577,048
4.38%, 03/15/43	3,961	4,608,584
4.60%, 01/15/45 (Call 07/15/44)	1,650	1,941,819
4.75%, 05/15/25 (Call 04/15/25)	4,182	4,846,938
4.85%, 07/01/42 (Call 01/01/42)	2,622	3,169,159
4.90%, 08/15/44 (Call 02/15/44)	2,573	3,132,576
4.95%, 01/15/31 (Call 11/15/30)	4,418	5,491,530
4.95%, 05/19/50 (Call 11/19/49)	1,646	2,098,568
5.25%, 04/01/44 (Call 10/01/43)	863	1,108,610
5.50%, 05/15/33	1,956	2,483,924
5.85%, 09/01/43 (Call 03/01/43)	715	978,063
5.90%, 10/15/40 (Call 04/15/40)	1,420	1,871,248
6.88%, 04/30/36	5,079	7,271,249
7.88%, 07/30/30	2,484	3,644,102
Walt Disney Co. (The)
1.65%, 09/01/22	3,047	3,116,228
1.75%, 08/30/24 (Call 07/30/24)	5,243	5,430,752
1.75%, 01/13/26	4,010	4,172,285
2.00%, 09/01/29 (Call 06/01/29)	5,438	5,646,384
2.20%, 01/13/28	542	575,447
2.65%, 01/13/31	11,773	12,828,920
2.75%, 09/01/49 (Call 03/01/49)	6,420	6,583,646
3.00%, 09/15/22	5,371	5,620,483
3.35%, 03/24/25	8,373	9,268,409
3.38%, 11/15/26 (Call 08/15/26)	2,454	2,766,983
3.50%, 05/13/40 (Call 11/13/39)	5,137	5,975,975
3.60%, 01/13/51 (Call 07/13/50)	8,537	10,145,200
3.70%, 09/15/24 (Call 06/15/24)	2,760	3,043,342

Security	Par (000)	Value

Media (continued)
3.70%, 10/15/25 (Call 07/15/25)	$2,987	$3,370,591
3.70%, 03/23/27	6,804	7,799,085
3.80%, 03/22/30	2,871	3,417,351
3.80%, 05/13/60 (Call 11/13/59)	4,103	5,086,612
4.63%, 03/23/40 (Call 09/23/39)	891	1,175,327
4.70%, 03/23/50 (Call 09/23/49)	6,755	9,397,353
4.75%, 09/15/44 (Call 03/15/44)	3,549	4,772,092
4.75%, 11/15/46 (Call 05/15/46)	2,963	3,980,020
4.95%, 10/15/45 (Call 04/15/45)	2,216	2,991,955
5.40%, 10/01/43	3,257	4,695,161
6.15%, 02/15/41	212	320,559
6.20%, 12/15/34	3,405	5,129,020
6.40%, 12/15/35	3,401	5,218,018
6.55%, 03/15/33	315	461,204
6.65%, 11/15/37	2,677	4,165,760

		879,904,165

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	4,127	4,294,556
3.25%, 06/15/25 (Call 03/15/25)	5,136	5,682,111
3.90%, 01/15/43 (Call 07/15/42)	2,370	2,776,574
4.38%, 06/15/45 (Call 12/15/44)	1,046	1,309,906
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	1,074,297
4.50%, 12/15/28 (Call 09/15/28)	1,845	2,064,629
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	974	1,114,568
5.25%, 10/01/54 (Call 04/01/54)	1,559	1,827,210

		20,143,851

Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	100	106,247
Barrick Gold Corp.
5.25%, 04/01/42	1,030	1,426,478
6.45%, 10/15/35	386	546,642
Barrick North America Finance LLC
5.70%, 05/30/41	3,028	4,343,454
5.75%, 05/01/43	2,473	3,654,525
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	4,899	7,146,955
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	2,985	3,075,744
3.85%, 09/30/23	3,542	3,866,908
4.13%, 02/24/42	1,807	2,318,833
5.00%, 09/30/43	8,643	12,581,961
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,029	2,341,243
5.95%, 03/15/24 (Call 12/15/23)	2,429	2,770,493
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	4,633	4,868,495
2.80%, 10/01/29 (Call 07/01/29)	2,034	2,231,135
3.70%, 03/15/23 (Call 12/15/22)	799	842,937
4.88%, 03/15/42 (Call 09/15/41)	5,668	7,733,476
5.45%, 06/09/44 (Call 12/09/43)	1,722	2,476,632
5.88%, 04/01/35	2,140	3,117,916
6.25%, 10/01/39	1,188	1,800,568
Rio Tinto Alcan Inc.
5.75%, 06/01/35	344	494,823
6.13%, 12/15/33	500	748,195
7.25%, 03/15/31	1,708	2,528,062

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	$5,964	$6,712,661
5.20%, 11/02/40	3,471	5,035,900
7.13%, 07/15/28	2,385	3,367,429
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	3,374	4,372,265
4.75%, 03/22/42 (Call 09/22/41)	1,075	1,484,199
Southern Copper Corp.
3.50%, 11/08/22	2,786	2,932,572
3.88%, 04/23/25	1,593	1,768,310
5.25%, 11/08/42	4,552	6,019,019
5.88%, 04/23/45	5,360	7,594,423
6.75%, 04/16/40	1,044	1,547,406
7.50%, 07/27/35	4,212	6,338,386
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	289,579
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,318,453
5.40%, 02/01/43 (Call 08/01/42)	473	542,952
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,568,375
6.13%, 10/01/35	3,794	4,783,286
6.25%, 07/15/41 (Call 01/15/41)	2,411	2,999,911

		130,696,848

Multi-National — 0.0%
Asian Development Bank, 0.25%, 10/06/23	350	349,797

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,366	2,731,429

Oil & Gas — 1.3%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,190	3,218,040
2.52%, 09/19/22 (Call 08/19/22)	1,620	1,678,741
2.75%, 05/10/23	4,364	4,608,122
2.77%, 11/10/50 (Call 05/10/50)	7,385	7,343,127
2.94%, 04/06/23	708	748,653
3.00%, 02/24/50 (Call 08/24/49)	6,132	6,373,294
3.02%, 01/16/27 (Call 10/16/26)	6,233	6,832,615
3.12%, 05/04/26 (Call 02/04/26)	3,806	4,208,675
3.19%, 04/06/25 (Call 03/06/25)	334	367,156
3.22%, 11/28/23 (Call 09/28/23)	5,082	5,459,948
3.22%, 04/14/24 (Call 02/14/24)	5,836	6,293,893
3.25%, 05/06/22	5,550	5,777,439
3.41%, 02/11/26 (Call 12/11/25)	2,429	2,720,480
3.54%, 04/06/27 (Call 02/06/27)	708	798,950
3.59%, 04/14/27 (Call 01/14/27)	1,892	2,136,692
3.63%, 04/06/30 (Call 01/06/30)	3,662	4,274,286
3.79%, 02/06/24 (Call 01/06/24)	1,975	2,155,535
3.80%, 09/21/25 (Call 07/21/25)	2,958	3,349,669
3.94%, 09/21/28 (Call 06/21/28)	3,313	3,880,119
4.23%, 11/06/28 (Call 08/06/28)	3,812	4,539,444
BP Capital Markets PLC
2.50%, 11/06/22	4,425	4,607,752
2.75%, 05/10/23	1,186	1,245,691
3.06%, 03/17/22	1,990	2,059,630
3.25%, 05/06/22	1,203	1,251,577
3.28%, 09/19/27 (Call 06/19/27)	3,867	4,326,825
3.51%, 03/17/25	3,488	3,887,934
3.54%, 11/04/24	4,751	5,250,710
3.72%, 11/28/28 (Call 08/28/28)	4,742	5,488,580
3.81%, 02/10/24	2,464	2,704,511

Security	Par (000)	Value

Oil & Gas (continued)
3.99%, 09/26/23	$5,151	$5,653,583
Burlington Resources LLC
5.95%, 10/15/36	3,592	4,958,972
7.20%, 08/15/31	1,956	2,880,543
7.40%, 12/01/31	1,686	2,501,029
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	782	807,548
2.95%, 01/15/23 (Call 12/15/22)	3,554	3,702,735
2.95%, 07/15/30 (Call 04/15/30)	1,075	1,108,605
3.80%, 04/15/24 (Call 01/15/24)	2,970	3,200,442
3.85%, 06/01/27 (Call 03/01/27)	6,452	7,117,201
3.90%, 02/01/25 (Call 11/01/24)	2,445	2,668,400
4.95%, 06/01/47 (Call 12/01/46)	2,282	2,779,453
5.85%, 02/01/35	1,295	1,574,163
6.25%, 03/15/38	2,186	2,797,796
6.45%, 06/30/33	1,895	2,384,251
6.50%, 02/15/37	2,689	3,361,008
6.75%, 02/01/39	1,235	1,606,019
7.20%, 01/15/32	645	837,894
Chevron Corp.
1.14%, 05/11/23	1,550	1,580,427
1.55%, 05/11/25 (Call 04/11/25)	8,603	8,936,882
2.00%, 05/11/27 (Call 03/11/27)	3,795	4,023,914
2.24%, 05/11/30 (Call 02/11/30)	6,747	7,242,027
2.36%, 12/05/22 (Call 09/05/22)	7,573	7,852,974
2.41%, 03/03/22 (Call 01/03/22)	2,917	2,983,683
2.50%, 03/03/22 (Call 02/03/22)	4,147	4,254,863
2.57%, 05/16/23 (Call 03/16/23)	4,182	4,394,738
2.90%, 03/03/24 (Call 01/03/24)	2,895	3,105,061
2.95%, 05/16/26 (Call 02/16/26)	6,203	6,874,537
2.98%, 05/11/40 (Call 11/11/39)	2,281	2,532,161
3.08%, 05/11/50 (Call 11/11/49)	2,065	2,301,030
3.19%, 06/24/23 (Call 03/24/23)	6,770	7,216,820
3.33%, 11/17/25 (Call 08/17/25)	3,354	3,763,456
Chevron USA Inc.
0.33%, 08/12/22	170	170,146
0.43%, 08/11/23	25	25,067
0.69%, 08/12/25 (Call 07/12/25)	3,986	3,990,903
1.02%, 08/12/27 (Call 06/12/27)	3,255	3,259,427
2.34%, 08/12/50 (Call 02/12/50)	5,275	5,089,373
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	3,357	3,674,807
4.38%, 06/01/24 (Call 03/01/24)	4,543	4,901,170
4.38%, 03/15/29 (Call 12/15/28)	1,727	1,934,309
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,149	1,199,349
3.00%, 05/09/23	9,971	10,369,341
3.30%, 09/30/49 (Call 03/30/49)	290	309,764
4.25%, 05/09/43	3,799	4,549,720
CNOOC Finance 2014 ULC
4.25%, 04/30/24	7,345	8,016,700
4.88%, 04/30/44	3,380	4,401,673
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	250	299,570
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,886,979
4.38%, 05/02/28	4,787	5,503,758
CNOOC Petroleum North America ULC
5.88%, 03/10/35	1,613	2,219,875
6.40%, 05/15/37	3,562	5,131,275

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
7.50%, 07/30/39	$3,983	$6,504,916
7.88%, 03/15/32	1,248	1,887,712
Concho Resources Inc.
2.40%, 02/15/31 (Call 11/15/30)	1,315	1,374,359
3.75%, 10/01/27 (Call 07/01/27)	948	1,079,952
4.30%, 08/15/28 (Call 05/15/28)	5,087	6,026,162
4.85%, 08/15/48 (Call 02/15/48)	3,979	5,295,691
4.88%, 10/01/47 (Call 04/01/47)	2,414	3,208,399
Conoco Funding Co., 7.25%, 10/15/31	3,584	5,283,497
ConocoPhillips
5.90%, 10/15/32	2,566	3,454,118
5.90%, 05/15/38	3,252	4,618,068
6.50%, 02/01/39	5,843	8,884,165
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	52	53,780
3.35%, 11/15/24 (Call 08/15/24)	155	169,511
4.30%, 11/15/44 (Call 05/15/44)	2,159	2,718,289
4.95%, 03/15/26 (Call 12/15/25)	7,294	8,756,009
5.95%, 03/15/46 (Call 09/15/45)	2,385	3,633,500
6.95%, 04/15/29	2,310	3,216,444
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	2,488	2,698,659
5.00%, 06/15/45 (Call 12/15/44)	3,105	3,519,549
5.60%, 07/15/41 (Call 01/15/41)	5,265	6,146,203
5.85%, 12/15/25 (Call 09/15/25)	2,502	2,888,534
7.88%, 09/30/31	877	1,175,215
7.95%, 04/15/32	1,040	1,371,604
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	4,473	4,652,501
3.25%, 12/01/26 (Call 10/01/26)	4,820	5,098,837
3.50%, 12/01/29 (Call 09/01/29)	2,640	2,766,298
4.75%, 05/31/25 (Call 04/30/25)	502	559,976
5.38%, 05/31/25 (Call 05/31/21)	534	555,259
Ecopetrol SA
4.13%, 01/16/25	3,437	3,717,597
5.38%, 06/26/26 (Call 03/26/26)	6,395	7,316,775
5.88%, 09/18/23	1,448	1,614,303
5.88%, 05/28/45	6,171	7,337,813
6.88%, 04/29/30 (Call 01/29/30)	4,430	5,625,347
7.38%, 09/18/43	3,384	4,562,681
Eni USA Inc., 7.30%, 11/15/27	360	469,663
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	5,641	5,890,163
3.15%, 04/01/25 (Call 01/01/25)	899	986,320
3.90%, 04/01/35 (Call 10/01/34)	3,823	4,459,415
4.15%, 01/15/26 (Call 10/15/25)	3,271	3,786,771
4.38%, 04/15/30 (Call 01/15/30)	2,629	3,199,440
4.95%, 04/15/50 (Call 10/15/49)	1,926	2,644,745
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	2,094	2,187,979
2.38%, 05/22/30 (Call 02/22/30)	4,347	4,639,814
2.45%, 01/17/23	3,126	3,263,857
2.65%, 01/15/24	4,719	5,011,720
2.88%, 04/06/25 (Call 03/06/25)	5,936	6,455,163
3.00%, 04/06/27 (Call 02/06/27)	1,083	1,202,412
3.13%, 04/06/30 (Call 01/06/30)	3,885	4,386,087
3.15%, 01/23/22	1,520	1,568,549
3.25%, 11/10/24	3,458	3,800,964
3.25%, 11/18/49 (Call 05/18/49)	4,439	4,915,172
3.63%, 09/10/28 (Call 06/10/28)	1,627	1,893,324

Security	Par (000)	Value

Oil & Gas (continued)
3.63%, 04/06/40 (Call 10/06/39)	$3,017	$3,610,414
3.70%, 03/01/24	2,989	3,284,194
3.70%, 04/06/50 (Call 10/06/49)	3,465	4,173,211
3.95%, 05/15/43	3,762	4,585,126
4.25%, 11/23/41	444	555,746
4.80%, 11/08/43	2,114	2,836,946
5.10%, 08/17/40	2,524	3,505,685
7.25%, 09/23/27	500	678,945
7.75%, 06/15/23	797	937,320
Exxon Mobil Corp.
1.57%, 04/15/23	9,981	10,264,760
1.90%, 08/16/22	3,328	3,423,613
2.02%, 08/16/24 (Call 07/16/24)	5,693	5,979,472
2.28%, 08/16/26 (Call 06/16/26)	5,572	5,984,941
2.40%, 03/06/22 (Call 01/06/22)	6,138	6,281,138
2.44%, 08/16/29 (Call 05/16/29)	6,345	6,853,298
2.61%, 10/15/30 (Call 07/15/30)	4,562	4,980,609
2.71%, 03/06/25 (Call 12/06/24)	1,570	1,694,187
2.73%, 03/01/23 (Call 01/01/23)	2,147	2,252,031
2.99%, 03/19/25 (Call 02/19/25)	10,866	11,872,626
3.00%, 08/16/39 (Call 02/16/39)	4,247	4,589,605
3.04%, 03/01/26 (Call 12/01/25)	6,708	7,413,615
3.10%, 08/16/49 (Call 02/16/49)	4,526	4,829,876
3.18%, 03/15/24 (Call 12/15/23)	3,190	3,442,201
3.29%, 03/19/27 (Call 01/19/27)	6,555	7,395,417
3.45%, 04/15/51 (Call 10/15/50)	4,633	5,289,959
3.48%, 03/19/30 (Call 12/19/29)	7,687	8,905,082
3.57%, 03/06/45 (Call 09/06/44)	1,878	2,147,587
4.11%, 03/01/46 (Call 09/01/45)	8,475	10,400,096
4.23%, 03/19/40 (Call 09/19/39)	7,781	9,660,345
4.33%, 03/19/50 (Call 09/19/49)	11,619	15,043,584
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	27	29,810
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	1,194	1,241,653
4.30%, 04/01/27 (Call 01/01/27)	2,827	3,047,167
5.60%, 02/15/41	2,889	3,397,204
5.80%, 04/01/47 (Call 10/01/46)	3,155	3,860,616
6.00%, 01/15/40	2,573	3,127,533
7.13%, 03/15/33	2,447	3,079,965
7.30%, 08/15/31	2,692	3,334,069
7.88%, 10/01/29	427	537,328
HollyFrontier Corp.
2.63%, 10/01/23	2,049	2,067,011
4.50%, 10/01/30 (Call 07/01/30)	786	793,184
5.88%, 04/01/26 (Call 01/01/26)	5,175	5,630,089
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	2,334	2,399,702
4.00%, 04/15/24 (Call 01/15/24)	1,892	1,992,825
4.40%, 04/15/29 (Call 01/15/29)	3,472	3,710,943
6.80%, 09/15/37	1,315	1,615,767
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	720	741,240
3.85%, 06/01/25 (Call 03/01/25)	2,038	2,165,823
4.40%, 07/15/27 (Call 04/15/27)	6,265	6,804,855
5.20%, 06/01/45 (Call 12/01/44)	2,766	3,030,402
6.60%, 10/01/37	2,135	2,519,001
6.80%, 03/15/32	1,907	2,251,137
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	4,146	4,463,169

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.80%, 04/01/28 (Call 01/01/28)	$1,847	$2,027,267
4.50%, 05/01/23 (Call 04/01/23)	10,017	10,827,175
4.50%, 04/01/48 (Call 10/01/47)	2,667	2,852,730
4.70%, 05/01/25 (Call 04/01/25)	5,100	5,788,041
4.75%, 12/15/23 (Call 10/15/23)	2,501	2,761,279
4.75%, 09/15/44 (Call 03/15/44)	3,906	4,355,737
5.00%, 09/15/54 (Call 03/15/54)	1,458	1,608,422
5.13%, 12/15/26 (Call 09/15/26)	4,480	5,279,814
6.50%, 03/01/41 (Call 09/01/40)	1,116	1,423,190
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	695	785,413
3.85%, 01/15/28 (Call 10/15/27)	1,835	2,124,857
3.90%, 11/15/24 (Call 08/15/24)	1,651	1,837,398
4.20%, 10/15/49 (Call 04/15/49)	2,789	3,536,285
4.95%, 08/15/47 (Call 02/15/47)	3,195	4,402,550
5.05%, 11/15/44 (Call 05/15/44)	2,239	3,058,899
5.25%, 11/15/43 (Call 05/15/43)	3,214	4,455,986
6.00%, 03/01/41 (Call 09/01/40)	2,426	3,554,284
Phillips 66
0.90%, 02/15/24 (Call 11/19/21)	90	90,114
1.30%, 02/15/26 (Call 01/15/26)	219	220,583
2.15%, 12/15/30 (Call 09/15/30)	3,080	3,073,778
3.70%, 04/06/23	1,419	1,519,522
3.85%, 04/09/25 (Call 03/09/25)	5,446	6,090,861
3.90%, 03/15/28 (Call 12/15/27)	5,235	5,962,141
4.30%, 04/01/22	8,155	8,565,441
4.65%, 11/15/34 (Call 05/15/34)	4,479	5,320,246
4.88%, 11/15/44 (Call 05/15/44)	2,590	3,278,448
5.88%, 05/01/42	3,954	5,379,931
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	7,745	7,638,351
4.45%, 01/15/26 (Call 10/15/25)	2,659	3,079,414
Shell International Finance BV
0.38%, 09/15/23	100	100,153
2.00%, 11/07/24 (Call 10/07/24)	4,695	4,942,708
2.25%, 01/06/23	3,131	3,254,925
2.38%, 08/21/22	6,389	6,623,476
2.38%, 04/06/25 (Call 03/06/25)	1,658	1,773,579
2.38%, 11/07/29 (Call 08/07/29)	3,861	4,139,224
2.50%, 09/12/26	7,545	8,225,785
2.75%, 04/06/30 (Call 01/06/30)	713	789,412
2.88%, 05/10/26	3,544	3,913,143
3.13%, 11/07/49 (Call 05/07/49)	4,287	4,722,388
3.25%, 05/11/25	10,577	11,713,076
3.25%, 04/06/50 (Call 10/06/49)	6,826	7,706,622
3.40%, 08/12/23	3,367	3,642,488
3.50%, 11/13/23 (Call 10/13/23)	4,107	4,476,466
3.63%, 08/21/42	3,522	4,079,356
3.75%, 09/12/46	4,486	5,387,462
3.88%, 11/13/28 (Call 08/23/28)	2,916	3,446,916
4.00%, 05/10/46	7,530	9,321,989
4.13%, 05/11/35	7,838	9,803,614
4.38%, 05/11/45	9,397	12,074,205
4.55%, 08/12/43	5,831	7,681,118
5.50%, 03/25/40	2,635	3,813,082
6.38%, 12/15/38	5,572	8,667,190
Suncor Energy Inc.
2.80%, 05/15/23	6,830	7,179,764
3.10%, 05/15/25 (Call 04/15/25)	1,424	1,551,533
3.60%, 12/01/24 (Call 09/01/24)	4,604	5,067,899

Security	Par (000)	Value

Oil & Gas (continued)
4.00%, 11/15/47 (Call 05/15/47)	$3,132	$3,398,220
5.35%, 07/15/33	795	933,799
5.95%, 12/01/34	2,975	3,701,138
5.95%, 05/15/35	2,110	2,641,382
6.50%, 06/15/38	2,034	2,710,956
6.80%, 05/15/38	4,587	6,193,092
6.85%, 06/01/39	2,996	4,053,318
7.15%, 02/01/32	50	65,407
Tosco Corp., 8.13%, 02/15/30	725	1,055,839
Total Capital Canada Ltd., 2.75%, 07/15/23	3,494	3,708,706
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	5,480	5,834,118
2.70%, 01/25/23	4,756	4,996,416
2.83%, 01/10/30 (Call 10/10/29)	5,795	6,471,450
2.88%, 02/17/22	5,652	5,825,856
2.99%, 06/29/41 (Call 12/29/40)	322	350,967
3.13%, 05/29/50 (Call 11/29/49)	4,972	5,428,082
3.39%, 06/29/60 (Call 12/29/59)	94	106,834
3.46%, 02/19/29 (Call 11/19/28)	7,509	8,666,963
3.46%, 07/12/49 (Call 01/12/49)	4,432	5,149,585
3.70%, 01/15/24	3,602	3,951,898
3.75%, 04/10/24	5,820	6,440,878
Total Capital SA
3.88%, 10/11/28	2,459	2,922,079
4.25%, 12/15/21	159	165,583
Valero Energy Corp.
1.20%, 03/15/24	856	856,693
2.15%, 09/15/27 (Call 07/15/27)	160	159,854
2.70%, 04/15/23	6,933	7,197,078
2.85%, 04/15/25 (Call 03/15/25)	7,353	7,726,753
3.40%, 09/15/26 (Call 06/15/26)	2,708	2,927,673
3.65%, 03/15/25	3,170	3,439,387
4.00%, 04/01/29 (Call 01/01/29)	3,419	3,820,185
4.35%, 06/01/28 (Call 03/01/28)	4,677	5,257,837
4.90%, 03/15/45	3,658	4,213,211
6.63%, 06/15/37	952	1,247,701
7.50%, 04/15/32	2,050	2,811,903

		1,087,195,483

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	6,969	7,277,587
3.14%, 11/07/29 (Call 08/07/29)	1,745	1,895,018
3.34%, 12/15/27 (Call 09/15/27)	3,431	3,782,849
4.08%, 12/15/47 (Call 06/15/47)	5,095	5,867,962
4.49%, 05/01/30 (Call 02/01/30)	1,019	1,217,236
Baker Hughes Holdings LLC, 5.13%, 09/15/40	2,690	3,458,399
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	471	483,326
3.50%, 08/01/23 (Call 05/01/23)	4,394	4,669,416
3.80%, 11/15/25 (Call 08/15/25)	3,190	3,526,641
4.50%, 11/15/41 (Call 05/15/41)	3,436	3,635,322
4.75%, 08/01/43 (Call 02/01/43)	1,431	1,542,804
4.85%, 11/15/35 (Call 05/15/35)	4,454	5,058,631
5.00%, 11/15/45 (Call 05/15/45)	6,586	7,441,060
6.70%, 09/15/38	3,874	5,028,529
7.45%, 09/15/39	3,296	4,624,222
National Oilwell Varco Inc.
3.60%, 12/01/29 (Call 09/01/29)	1,390	1,411,017
3.95%, 12/01/42 (Call 06/01/42)	3,657	3,541,183

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	$200	$204,132
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	1,287	1,354,645
3.65%, 12/01/23 (Call 09/01/23)	5,534	5,975,724
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	2,055	2,112,663

		74,108,366

Packaging & Containers — 0.1%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)	75	88,877
Bemis Co. Inc., 2.63%, 06/19/30 (Call 03/19/30)	2,065	2,218,430
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	111	122,810
3.40%, 12/15/27 (Call 09/15/27)	1,065	1,195,207
3.65%, 09/15/24 (Call 06/15/24)	1,055	1,153,991
4.05%, 12/15/49 (Call 06/15/49)	1,437	1,789,740
4.50%, 11/01/23 (Call 08/01/23)	2,954	3,258,292
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	390	431,976
5.75%, 11/01/40 (Call 05/01/40)	433	591,599
WestRock MWV LLC
7.95%, 02/15/31	1,320	1,877,753
8.20%, 01/15/30	406	574,275
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	2,935	3,128,915
4.90%, 03/01/22	2,283	2,407,355
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	2,233	2,395,875
3.00%, 06/15/33 (Call 03/15/33)	1,275	1,403,074
3.38%, 09/15/27 (Call 06/15/27)	986	1,094,637
3.75%, 03/15/25 (Call 01/15/25)	1,634	1,823,005
3.90%, 06/01/28 (Call 03/01/28)	1,811	2,077,434
4.00%, 03/15/28 (Call 12/15/27)	1,642	1,893,948
4.20%, 06/01/32 (Call 03/01/32)	2,976	3,602,359
4.65%, 03/15/26 (Call 01/15/26)	3,457	4,050,048
4.90%, 03/15/29 (Call 12/15/28)	1,893	2,322,976

		39,502,576

Pharmaceuticals — 1.8%
AbbVie Inc.
2.30%, 11/21/22	8,311	8,603,381
2.60%, 11/21/24 (Call 10/21/24)	14,867	15,907,690
2.85%, 05/14/23 (Call 03/14/23)	6,853	7,211,412
2.90%, 11/06/22	9,313	9,743,819
2.95%, 11/21/26 (Call 09/21/26)	5,152	5,690,436
3.20%, 11/06/22 (Call 09/06/22)	9,017	9,444,857
3.20%, 05/14/26 (Call 02/14/26)	6,496	7,246,353
3.20%, 11/21/29 (Call 08/21/29)	16,449	18,615,004
3.25%, 10/01/22 (Call 07/01/22)	5,516	5,757,932
3.45%, 03/15/22 (Call 01/15/22)	9,539	9,859,987
3.60%, 05/14/25 (Call 02/14/25)	10,619	11,816,186
3.75%, 11/14/23 (Call 10/14/23)	4,674	5,109,664
3.80%, 03/15/25 (Call 12/15/24)	7,373	8,233,429
3.85%, 06/15/24 (Call 03/15/24)	4,571	5,024,215
4.05%, 11/21/39 (Call 05/21/39)	10,506	12,767,837
4.25%, 11/14/28 (Call 08/14/28)	9,735	11,747,614
4.25%, 11/21/49 (Call 05/21/49)	15,089	19,066,913
4.30%, 05/14/36 (Call 11/14/35)	4,913	6,069,815
4.40%, 11/06/42	8,470	10,659,918
4.45%, 05/14/46 (Call 11/14/45)	7,421	9,404,559

Security	Par (000)	Value

Pharmaceuticals (continued)
4.50%, 05/14/35 (Call 11/14/34)	$14,177	$17,980,264
4.55%, 03/15/35 (Call 09/15/34)	5,021	6,372,603
4.63%, 10/01/42 (Call 04/01/42)	825	1,059,605
4.70%, 05/14/45 (Call 11/14/44)	9,070	11,824,559
4.75%, 03/15/45 (Call 09/15/44)	4,614	6,047,570
4.85%, 06/15/44 (Call 12/15/43)	4,841	6,411,808
4.88%, 11/14/48 (Call 05/14/48)	6,970	9,478,015
AmerisourceBergen Corp.
2.80%, 05/15/30 (Call 02/15/30)	2,948	3,201,086
3.25%, 03/01/25 (Call 12/01/24)	1,564	1,714,394
3.40%, 05/15/24 (Call 02/15/24)	2,415	2,617,691
3.45%, 12/15/27 (Call 09/15/27)	3,317	3,781,413
4.25%, 03/01/45 (Call 09/01/44)	1,225	1,451,699
4.30%, 12/15/47 (Call 06/15/47)	2,512	3,061,475
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	7,690	7,656,779
1.38%, 08/06/30 (Call 05/06/30)	7,620	7,538,161
2.13%, 08/06/50 (Call 02/06/50)	3,280	3,100,059
2.38%, 06/12/22 (Call 05/12/22)	4,467	4,594,667
3.13%, 06/12/27 (Call 03/12/27)	2,849	3,205,353
3.38%, 11/16/25	8,316	9,350,427
3.50%, 08/17/23 (Call 07/17/23)	5,314	5,737,048
4.00%, 01/17/29 (Call 10/17/28)	2,570	3,073,746
4.00%, 09/18/42	4,788	6,008,078
4.38%, 11/16/45	1,447	1,936,636
4.38%, 08/17/48 (Call 02/17/48)	2,806	3,827,665
6.45%, 09/15/37	9,795	15,187,245
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	4,075	4,459,109
2.89%, 06/06/22 (Call 05/06/22)	4,352	4,497,052
3.36%, 06/06/24 (Call 04/06/24)	4,969	5,373,526
3.70%, 06/06/27 (Call 03/06/27)	3,813	4,377,057
3.73%, 12/15/24 (Call 09/15/24)	6,714	7,411,450
3.79%, 05/20/50 (Call 11/20/49)	4,351	5,142,490
4.67%, 06/06/47 (Call 12/06/46)	2,272	2,974,730
4.69%, 12/15/44 (Call 06/15/44)	4,078	5,284,109
Bristol-Myers Squibb Co.
2.00%, 08/01/22	1,436	1,475,748
2.35%, 11/13/40 (Call 05/13/40)	370	381,226
2.60%, 05/16/22	4,432	4,579,009
2.75%, 02/15/23 (Call 01/15/23)	3,122	3,276,414
2.90%, 07/26/24 (Call 06/26/24)	8,071	8,723,702
3.20%, 06/15/26 (Call 04/15/26)	6,717	7,553,266
3.25%, 08/15/22	4,237	4,444,316
3.25%, 02/20/23 (Call 01/20/23)	1,372	1,454,786
3.25%, 11/01/23	306	331,481
3.25%, 02/27/27	2,442	2,774,503
3.25%, 08/01/42	2,498	2,901,527
3.40%, 07/26/29 (Call 04/26/29)	11,784	13,746,979
3.45%, 11/15/27 (Call 08/15/27)	5,497	6,316,768
3.55%, 08/15/22	4,634	4,884,838
3.63%, 05/15/24 (Call 02/15/24)	4,537	4,978,632
3.88%, 08/15/25 (Call 05/15/25)	9,053	10,312,997
3.90%, 02/20/28 (Call 11/20/27)	4,815	5,718,872
4.00%, 08/15/23	4,665	5,119,604
4.13%, 06/15/39 (Call 12/15/38)	9,655	12,435,930
4.25%, 10/26/49 (Call 04/26/49)	12,763	17,306,373
4.35%, 11/15/47 (Call 05/15/47)	2,336	3,168,737
4.50%, 03/01/44 (Call 09/01/43)	1,010	1,405,334
4.55%, 02/20/48 (Call 08/20/47)	3,436	4,794,766

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.63%, 05/15/44 (Call 11/15/43)	$4,093	$5,591,161
5.00%, 08/15/45 (Call 02/15/45)	6,270	9,108,429
5.25%, 08/15/43	2,459	3,519,567
7.15%, 06/15/23	225	262,951
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	6,447	6,642,989
3.08%, 06/15/24 (Call 04/15/24)	4,327	4,650,054
3.20%, 03/15/23	2,290	2,427,217
3.41%, 06/15/27 (Call 03/15/27)	1,056	1,190,714
3.50%, 11/15/24 (Call 08/15/24)	1,769	1,941,991
3.75%, 09/15/25 (Call 06/15/25)	3,741	4,224,936
4.37%, 06/15/47 (Call 12/15/46)	1,184	1,386,334
4.50%, 11/15/44 (Call 05/15/44)	2,080	2,409,139
4.60%, 03/15/43	1,811	2,089,224
4.90%, 09/15/45 (Call 03/15/45)	3,312	4,038,553
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	5,641	6,002,193
3.00%, 07/15/23 (Call 05/16/23)	4,131	4,379,893
3.05%, 11/30/22 (Call 10/31/22)	4,438	4,651,690
3.05%, 10/15/27 (Call 07/15/27)	2,254	2,506,831
3.20%, 03/15/40 (Call 09/15/39)	1,165	1,290,354
3.25%, 04/15/25 (Call 01/15/25)	3,610	3,961,867
3.40%, 03/01/27 (Call 12/01/26)	3,606	4,055,091
3.40%, 03/15/50 (Call 09/15/49)	4,809	5,429,698
3.50%, 06/15/24 (Call 03/17/24)	2,240	2,444,938
3.75%, 07/15/23 (Call 06/15/23)	3,754	4,063,179
3.88%, 10/15/47 (Call 04/15/47)	4,861	5,814,582
3.90%, 02/15/22	5,265	5,480,812
4.13%, 11/15/25 (Call 09/15/25)	5,799	6,659,920
4.38%, 10/15/28 (Call 07/15/28)	7,778	9,352,034
4.50%, 02/25/26 (Call 11/27/25)	2,400	2,811,360
4.80%, 08/15/38 (Call 02/15/38)	9,567	12,474,411
4.80%, 07/15/46 (Call 01/16/46)	2,889	3,848,148
4.90%, 12/15/48 (Call 06/15/48)	10,961	15,088,803
6.13%, 11/15/41	2,163	3,235,091
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	9,270	9,272,317
1.75%, 08/21/30 (Call 05/21/30)	7,932	7,910,425
2.63%, 08/15/24 (Call 07/15/24)	2,166	2,317,728
2.70%, 08/21/40 (Call 02/21/40)	4,497	4,542,869
2.75%, 12/01/22 (Call 09/01/22)	6,681	6,952,048
2.88%, 06/01/26 (Call 03/01/26)	4,742	5,190,546
3.00%, 08/15/26 (Call 06/15/26)	2,822	3,104,736
3.25%, 08/15/29 (Call 05/15/29)	5,805	6,474,142
3.38%, 08/12/24 (Call 05/12/24)	5,327	5,815,273
3.50%, 07/20/22 (Call 05/20/22)	5,271	5,509,038
3.63%, 04/01/27 (Call 02/01/27)	6,703	7,625,534
3.70%, 03/09/23 (Call 02/09/23)	6,746	7,214,375
3.75%, 04/01/30 (Call 01/01/30)	8,048	9,337,692
3.88%, 07/20/25 (Call 04/20/25)	15,521	17,534,074
4.00%, 12/05/23 (Call 09/05/23)	60	65,693
4.10%, 03/25/25 (Call 01/25/25)	1,690	1,916,105
4.13%, 04/01/40 (Call 10/01/39)	5,050	6,034,901
4.25%, 04/01/50 (Call 10/01/49)	4,073	5,109,049
4.30%, 03/25/28 (Call 12/25/27)	25,058	29,467,206
4.75%, 12/01/22 (Call 09/01/22)	1,513	1,623,207
4.78%, 03/25/38 (Call 09/25/37)	13,423	17,015,397
4.88%, 07/20/35 (Call 01/20/35)	5,752	7,424,049
5.05%, 03/25/48 (Call 09/25/47)	26,534	35,763,852
5.13%, 07/20/45 (Call 01/20/45)	9,284	12,497,007

Security	Par (000)	Value

Pharmaceuticals (continued)
5.30%, 12/05/43 (Call 06/05/43)	$3,313	$4,465,063
6.13%, 09/15/39	873	1,270,363
6.25%, 06/01/27	12	15,361
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	3,040	2,964,365
2.35%, 05/15/22	2,212	2,280,063
2.50%, 09/15/60 (Call 03/15/60)	900	909,162
2.75%, 06/01/25 (Call 03/01/25)	2,285	2,494,923
3.10%, 05/15/27 (Call 02/15/27)	3,719	4,182,276
3.38%, 03/15/29 (Call 12/15/28)	7,085	8,237,234
3.88%, 03/15/39 (Call 09/15/38)	679	849,891
3.95%, 05/15/47 (Call 11/15/46)	783	995,765
3.95%, 03/15/49 (Call 09/15/48)	8,131	10,715,113
4.15%, 03/15/59 (Call 09/15/58)	4,586	6,302,723
5.50%, 03/15/27	750	944,700
5.55%, 03/15/37	50	71,325
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	2,753	2,906,810
3.38%, 05/15/23	4,533	4,865,496
3.63%, 05/15/25	4,052	4,574,100
3.88%, 05/15/28	5,933	7,050,599
4.20%, 03/18/43	3,130	4,048,749
5.38%, 04/15/34	1,885	2,695,079
6.38%, 05/15/38	5,194	8,248,643
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	838	840,464
2.85%, 05/08/22	8,635	8,949,055
2.88%, 06/01/22 (Call 05/01/22)	7,460	7,730,723
3.00%, 06/01/24 (Call 05/01/24)	6,102	6,600,472
3.38%, 06/01/29 (Call 03/01/29)	4,898	5,660,129
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	962	964,193
0.95%, 09/01/27 (Call 07/01/27)	985	988,635
1.30%, 09/01/30 (Call 06/01/30)	1,152	1,158,474
2.05%, 03/01/23 (Call 01/01/23)	1,958	2,028,449
2.10%, 09/01/40 (Call 03/01/40)	1,646	1,678,722
2.25%, 03/03/22 (Call 02/03/22)	1,872	1,916,460
2.25%, 09/01/50 (Call 03/01/50)	1,637	1,665,287
2.45%, 12/05/21	1,940	1,982,389
2.45%, 03/01/26 (Call 12/01/25)	2,525	2,746,847
2.45%, 09/01/60 (Call 03/01/60)	313	328,256
2.63%, 01/15/25 (Call 11/15/24)	4,209	4,565,166
2.90%, 01/15/28 (Call 10/15/27)	4,263	4,804,060
2.95%, 03/03/27 (Call 12/03/26)	2,812	3,158,017
3.38%, 12/05/23	4,444	4,850,582
3.40%, 01/15/38 (Call 07/15/37)	3,275	3,945,065
3.50%, 01/15/48 (Call 07/15/47)	4,092	5,140,493
3.55%, 03/01/36 (Call 09/01/35)	5,371	6,580,281
3.63%, 03/03/37 (Call 09/03/36)	6,756	8,315,758
3.70%, 03/01/46 (Call 09/01/45)	6,519	8,367,788
3.75%, 03/03/47 (Call 09/03/46)	4,221	5,490,128
4.38%, 12/05/33 (Call 06/05/33)	4,427	5,889,725
4.50%, 09/01/40	2,208	3,040,880
4.50%, 12/05/43 (Call 06/05/43)	1,908	2,698,847
4.85%, 05/15/41	1,754	2,460,003
4.95%, 05/15/33	402	556,975
5.85%, 07/15/38	918	1,428,968
5.95%, 08/15/37	4,639	7,267,921
6.95%, 09/01/29	766	1,113,887

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	$448	$465,642
2.85%, 03/15/23 (Call 12/15/22)	1,013	1,059,628
3.80%, 03/15/24 (Call 12/15/23)	4,481	4,909,339
3.95%, 02/16/28 (Call 11/16/27)	1,962	2,283,121
4.75%, 05/30/29 (Call 02/28/29)	3,458	4,240,165
4.88%, 03/15/44 (Call 09/15/43)	1,086	1,339,462
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	2,687	3,092,952
4.60%, 06/01/44 (Call 12/01/43)	3,243	4,377,304
5.90%, 11/01/39	240	357,634
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	285	285,322
1.45%, 06/24/30 (Call 03/24/30)	889	903,028
2.35%, 02/10/22	2,661	2,725,982
2.35%, 06/24/40 (Call 12/24/39)	2,667	2,787,762
2.40%, 09/15/22 (Call 06/15/22)	3,041	3,141,566
2.45%, 06/24/50 (Call 12/24/49)	3,482	3,623,369
2.75%, 02/10/25 (Call 11/10/24)	9,674	10,482,456
2.80%, 05/18/23	11,853	12,582,197
2.90%, 03/07/24 (Call 02/07/24)	2,377	2,557,414
3.40%, 03/07/29 (Call 12/07/28)	7,895	9,215,360
3.60%, 09/15/42 (Call 03/15/42)	2,646	3,291,809
3.70%, 02/10/45 (Call 08/10/44)	6,022	7,529,668
3.90%, 03/07/39 (Call 09/07/38)	3,861	4,893,238
4.00%, 03/07/49 (Call 09/07/48)	6,203	8,211,221
4.15%, 05/18/43	3,593	4,721,489
6.50%, 12/01/33	208	324,374
6.55%, 09/15/37	40	63,782
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	150	218,520
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	722	789,543
4.55%, 04/15/28 (Call 01/15/28)	3,096	3,670,710
5.20%, 04/15/48 (Call 10/15/47)	3,129	4,147,677
5.40%, 11/29/43 (Call 05/29/43)	2,734	3,634,033
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	2,915	3,056,261
2.00%, 02/14/27 (Call 12/14/26)	3,243	3,444,228
2.20%, 08/14/30 (Call 05/14/30)	1,382	1,493,196
2.40%, 05/17/22 (Call 04/17/22)	4,734	4,876,304
2.40%, 09/21/22	6,329	6,575,325
2.75%, 08/14/50 (Call 02/14/50)	4,193	4,606,891
3.00%, 11/20/25 (Call 08/20/25)	5,297	5,873,949
3.10%, 05/17/27 (Call 02/17/27)	4,625	5,198,731
3.40%, 05/06/24	7,760	8,519,238
3.70%, 09/21/42	2,377	2,959,650
4.00%, 11/20/45 (Call 05/20/45)	5,821	7,621,435
4.40%, 05/06/44	6,258	8,661,260
Perrigo Finance Unlimited Co.
3.15%, 06/15/30 (Call 03/15/30)	100	106,172
3.90%, 12/15/24 (Call 09/15/24)	2,098	2,284,827
4.38%, 03/15/26 (Call 12/15/25)	2,833	3,165,141
4.90%, 12/15/44 (Call 06/15/44)	2,395	2,690,543
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,709	4,753,123
1.70%, 05/28/30 (Call 02/28/30)	5,600	5,782,112
2.20%, 12/15/21	1,222	1,246,293
2.55%, 05/28/40 (Call 11/28/39)	4,022	4,267,905
2.63%, 04/01/30 (Call 01/01/30)	6,443	7,159,719
2.70%, 05/28/50 (Call 11/28/49)	4,298	4,598,387

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 06/03/26	$6,622	$7,326,117
2.80%, 03/11/22	966	996,893
2.95%, 03/15/24 (Call 02/15/24)	2,467	2,657,033
3.00%, 06/15/23	3,219	3,436,411
3.00%, 12/15/26	6,984	7,888,218
3.20%, 09/15/23 (Call 08/15/23)	3,406	3,669,624
3.40%, 05/15/24	2,900	3,183,040
3.45%, 03/15/29 (Call 12/15/28)(c)	6,236	7,300,922
3.60%, 09/15/28 (Call 06/15/28)	2,548	3,006,589
3.90%, 03/15/39 (Call 09/15/38)	3,873	4,817,780
4.00%, 12/15/36	4,977	6,346,073
4.00%, 03/15/49 (Call 09/15/48)	5,247	6,872,416
4.10%, 09/15/38 (Call 03/15/38)	3,802	4,859,032
4.13%, 12/15/46	1,597	2,099,304
4.20%, 09/15/48 (Call 03/15/48)	1,650	2,210,076
4.30%, 06/15/43	1,378	1,819,621
4.40%, 05/15/44	5,494	7,376,959
5.60%, 09/15/40	1,299	1,906,321
7.20%, 03/15/39	8,859	15,174,581
Pharmacia LLC, 6.60%, 12/01/28	2,979	4,156,271
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	4,103	4,410,684
3.63%, 06/19/28 (Call 03/19/28)	3,665	4,310,626
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	12,362	13,112,003
3.20%, 09/23/26 (Call 06/23/26)	6,164	6,885,373
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	6,635	6,775,463
3.03%, 07/09/40 (Call 01/09/40)	5,029	5,326,516
3.18%, 07/09/50 (Call 01/09/50)	4,695	5,024,213
3.38%, 07/09/60 (Call 01/09/60)	1,441	1,591,037
4.40%, 11/26/23 (Call 10/26/23)	4,901	5,442,119
5.00%, 11/26/28 (Call 08/26/28)	3,798	4,721,332
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	7,793	8,891,501
5.25%, 06/15/46 (Call 12/15/45)	909	1,199,953
Viatris Inc.
1.13%, 06/22/22(b)	3,145	3,174,248
1.65%, 06/22/25 (Call 05/22/25)(b)	3,242	3,338,936
2.30%, 06/22/27 (Call 04/22/27)(b)	3,386	3,572,806
2.70%, 06/22/30 (Call 03/22/30)(b)	3,348	3,545,632
3.85%, 06/22/40 (Call 12/22/39)(b)	4,988	5,631,352
4.00%, 06/22/50 (Call 12/22/49)(b)	6,586	7,509,028
Wyeth LLC
5.95%, 04/01/37	4,974	7,505,169
6.00%, 02/15/36	1,304	1,925,708
6.45%, 02/01/24	2,317	2,742,818
6.50%, 02/01/34	3,776	5,882,517
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	2,935	3,048,174
3.00%, 09/12/27 (Call 06/15/27)	3,602	4,029,846
3.00%, 05/15/50 (Call 11/15/49)	3,475	3,799,252
3.25%, 02/01/23 (Call 11/01/22)	6,061	6,387,749
3.90%, 08/20/28 (Call 05/20/28)	2,911	3,444,266
3.95%, 09/12/47 (Call 03/12/47)	2,014	2,540,339
4.45%, 08/20/48 (Call 02/20/48)	1,794	2,399,870
4.50%, 11/13/25 (Call 08/13/25)	3,647	4,264,984
4.70%, 02/01/43 (Call 08/01/42)	1,808	2,458,609

		1,539,418,578

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	$4,735	$4,872,315
4.45%, 07/15/27 (Call 04/15/27)	532	585,418
4.80%, 05/03/29 (Call 02/03/29)	1,641	1,850,408
4.95%, 12/15/24 (Call 09/15/24)	1,041	1,146,703
5.95%, 06/01/26 (Call 03/01/26)	1,676	1,949,959
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	4,057	4,440,549
5.13%, 06/30/27 (Call 01/01/27)	1,347	1,565,133
5.88%, 03/31/25 (Call 10/02/24)	7,167	8,216,750
7.00%, 06/30/24 (Call 01/01/24)	6,200	7,156,722
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,489	7,471,045
5.80%, 06/01/45 (Call 12/01/44)	1,512	2,036,467
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	2,146	2,149,734
4.15%, 09/15/29 (Call 06/15/29)	2,257	2,097,114
4.40%, 03/15/27 (Call 12/15/26)	2,455	2,405,728
4.95%, 05/15/28 (Call 02/15/28)	3,113	3,063,597
5.00%, 05/15/44 (Call 11/15/43)	1,660	1,441,112
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	1,805	2,198,490
5.88%, 10/15/25 (Call 07/15/25)	2,332	2,813,908
7.38%, 10/15/45 (Call 04/15/45)	2,720	4,079,429
Series B, 7.50%, 04/15/38	1,460	2,051,242
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	2,266	2,391,650
2.90%, 07/15/22 (Call 06/15/22)	1,602	1,660,105
3.13%, 11/15/29 (Call 08/15/29)	2,807	3,049,244
3.50%, 06/10/24 (Call 03/10/24)	2,841	3,072,229
3.70%, 07/15/27 (Call 04/15/27)	3,787	4,267,192
4.00%, 10/01/23 (Call 07/01/23)	797	863,948
4.00%, 11/15/49 (Call 05/15/49)	1,188	1,331,986
4.25%, 12/01/26 (Call 09/01/26)	3,303	3,830,324
4.50%, 06/10/44 (Call 12/10/43)	3,122	3,598,136
5.50%, 12/01/46 (Call 05/29/46)	191	255,147
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	4,562	4,737,272
3.60%, 02/01/23 (Call 11/01/22)	3,755	3,901,820
3.75%, 05/15/30 (Call 02/15/30)	3,352	3,471,868
4.05%, 03/15/25 (Call 12/15/24)	2,892	3,107,280
4.20%, 04/15/27 (Call 01/15/27)	1,763	1,907,548
4.25%, 03/15/23 (Call 12/15/22)	1,415	1,488,934
4.50%, 04/15/24 (Call 03/15/24)	3,216	3,470,482
4.75%, 01/15/26 (Call 10/15/25)	3,154	3,488,166
4.90%, 02/01/24 (Call 11/01/23)	4,015	4,340,737
4.90%, 03/15/35 (Call 09/15/34)	2,240	2,350,723
4.95%, 06/15/28 (Call 03/15/28)	4,107	4,584,192
5.00%, 05/15/50 (Call 11/15/49)	7,454	7,834,229
5.15%, 02/01/43 (Call 08/01/42)	1,635	1,676,316
5.15%, 03/15/45 (Call 09/15/44)	750	776,025
5.20%, 02/01/22 (Call 11/01/21)	5,886	6,106,019
5.25%, 04/15/29 (Call 01/15/29)	3,472	3,926,693
5.30%, 04/15/47 (Call 10/15/46)	3,060	3,220,864
5.50%, 06/01/27 (Call 03/01/27)	1,654	1,903,307
5.88%, 01/15/24 (Call 10/15/23)	1,378	1,526,369
5.95%, 10/01/43 (Call 04/01/43)	683	747,824
6.00%, 06/15/48 (Call 12/15/47)	2,290	2,576,433
6.05%, 06/01/41 (Call 12/01/40)	1,518	1,677,102
6.13%, 12/15/45 (Call 06/15/45)	4,505	5,091,956

Security	Par (000)	Value

Pipelines (continued)
6.25%, 04/15/49 (Call 10/15/48)	$5,299	$6,192,676
6.50%, 02/01/42 (Call 08/01/41)	5,914	6,800,390
6.63%, 10/15/36	1,115	1,308,999
7.50%, 07/01/38	2,165	2,687,718
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,371	1,507,730
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,547	1,648,870
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,982	2,128,767
5.00%, 10/01/22 (Call 07/01/22)	4,367	4,624,347
5.88%, 03/01/22 (Call 12/01/21)	3,636	3,805,656
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	4,835	5,229,149
3.13%, 07/31/29 (Call 04/30/29)	5,546	6,159,887
3.20%, 02/15/52 (Call 08/15/51)	4,159	4,195,890
3.35%, 03/15/23 (Call 12/15/22)	7,589	8,032,729
3.50%, 02/01/22	3,174	3,289,153
3.70%, 02/15/26 (Call 11/15/25)	5,265	5,944,764
3.70%, 01/31/51 (Call 07/31/50)	4,301	4,683,230
3.75%, 02/15/25 (Call 11/15/24)	5,646	6,297,774
3.90%, 02/15/24 (Call 11/15/23)	5,744	6,296,745
3.95%, 02/15/27 (Call 11/15/26)	2,654	3,053,002
3.95%, 01/31/60 (Call 07/31/59)	2,202	2,388,752
4.05%, 02/15/22	903	943,066
4.15%, 10/16/28 (Call 07/16/28)	4,363	5,162,825
4.20%, 01/31/50 (Call 07/31/49)	4,665	5,440,276
4.25%, 02/15/48 (Call 08/15/47)	1,117	1,301,126
4.45%, 02/15/43 (Call 08/15/42)	2,646	3,117,358
4.80%, 02/01/49 (Call 08/01/48)	5,333	6,720,487
4.85%, 08/15/42 (Call 02/15/42)	3,319	4,076,064
4.85%, 03/15/44 (Call 09/15/43)	7,262	8,901,106
4.90%, 05/15/46 (Call 11/15/45)	4,562	5,679,371
4.95%, 10/15/54 (Call 04/15/54)	1,157	1,435,444
5.10%, 02/15/45 (Call 08/15/44)	4,000	5,090,000
5.38%, 02/15/78 (Call 02/15/28)(a)	1,427	1,355,935
5.70%, 02/15/42	572	761,555
5.95%, 02/01/41	3,169	4,293,425
6.13%, 10/15/39	1,792	2,436,099
6.45%, 09/01/40	1,310	1,844,886
7.55%, 04/15/38	1,139	1,688,579
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	911	843,240
Series D, 6.88%, 03/01/33	525	724,269
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	3,017	2,970,780
Series H, 6.65%, 10/15/34	2,225	3,089,079
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	2,566	2,704,513
3.50%, 09/01/23 (Call 06/01/23)	5,012	5,361,637
3.95%, 09/01/22 (Call 06/01/22)	2,222	2,336,677
4.15%, 03/01/22	328	342,760
4.15%, 02/01/24 (Call 11/01/23)	2,614	2,856,945
4.25%, 09/01/24 (Call 06/01/24)	794	882,634
4.30%, 05/01/24 (Call 02/01/24)	2,116	2,335,895
4.70%, 11/01/42 (Call 05/01/42)	452	510,019
5.00%, 08/15/42 (Call 02/15/42)	1,095	1,265,163
5.00%, 03/01/43 (Call 09/01/42)	1,916	2,213,938
5.40%, 09/01/44 (Call 03/01/44)	3,715	4,551,878
5.50%, 03/01/44 (Call 09/01/43)	2,625	3,255,341
5.63%, 09/01/41	3,012	3,666,237
5.80%, 03/15/35	886	1,106,685
6.38%, 03/01/41	1,701	2,191,228

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.50%, 02/01/37	$315	$397,250
6.50%, 09/01/39	1,456	1,892,916
6.55%, 09/15/40	1,805	2,377,708
6.95%, 01/15/38	5,360	7,217,883
7.30%, 08/15/33	770	1,063,023
7.40%, 03/15/31	425	565,433
7.50%, 11/15/40	1,924	2,705,952
7.75%, 03/15/32	311	427,749
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	5,245	5,194,858
3.15%, 01/15/23 (Call 12/15/22)	6,631	6,969,977
3.25%, 08/01/50 (Call 02/01/50)	2,481	2,419,570
4.30%, 06/01/25 (Call 03/01/25)	7,427	8,445,984
4.30%, 03/01/28 (Call 12/01/27)	4,836	5,609,615
5.05%, 02/15/46 (Call 08/15/45)	2,650	3,155,355
5.20%, 03/01/48 (Call 09/01/47)	2,313	2,868,421
5.30%, 12/01/34 (Call 06/01/34)	2,403	2,897,634
5.55%, 06/01/45 (Call 12/01/44)	6,525	8,272,330
7.75%, 01/15/32	4,213	6,009,465
7.80%, 08/01/31	650	914,719
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	451	499,013
3.95%, 03/01/50 (Call 09/01/49)	1,977	2,160,209
4.20%, 10/03/47 (Call 04/03/47)	2,786	3,101,292
4.25%, 09/15/46 (Call 03/15/46)	1,138	1,268,062
4.85%, 02/01/49 (Call 08/01/48)	1,748	2,125,481
5.00%, 03/01/26 (Call 12/01/25)	3,834	4,551,303
5.15%, 10/15/43 (Call 04/15/43)	1,756	2,137,175
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	5,673	5,753,954
2.65%, 08/15/30 (Call 05/15/30)	5,550	5,644,017
3.38%, 03/15/23 (Call 02/15/23)	4,137	4,366,976
3.50%, 12/01/22 (Call 11/01/22)	1,120	1,176,213
4.00%, 02/15/25 (Call 11/15/24)	2,035	2,239,904
4.00%, 03/15/28 (Call 12/15/27)	2,488	2,800,766
4.13%, 03/01/27 (Call 12/01/26)	4,294	4,867,807
4.25%, 12/01/27 (Call 09/01/27)	1,882	2,154,269
4.50%, 07/15/23 (Call 04/15/23)	3,345	3,626,448
4.50%, 04/15/38 (Call 10/15/37)	7,132	7,934,635
4.70%, 04/15/48 (Call 10/15/47)	3,479	3,910,640
4.80%, 02/15/29 (Call 11/15/28)	4,268	5,020,832
4.88%, 12/01/24 (Call 09/01/24)	6,204	7,035,708
4.88%, 06/01/25 (Call 03/01/25)	4,930	5,635,286
4.90%, 04/15/58 (Call 10/15/57)	451	500,705
5.20%, 03/01/47 (Call 09/01/46)	4,598	5,415,065
5.20%, 12/01/47 (Call 06/01/47)	2,506	2,938,586
5.25%, 01/15/25 (Call 01/15/21)	1,990	2,045,740
5.50%, 02/15/49 (Call 08/15/48)	4,996	6,205,182
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	2,927	3,276,835
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	765	770,730
2.75%, 09/01/24 (Call 08/01/24)	779	812,022
3.10%, 03/15/30 (Call 12/15/29)	708	718,415
3.40%, 09/01/29 (Call 06/01/29)	2,560	2,659,610
4.00%, 07/13/27 (Call 04/13/27)	1,741	1,885,311
4.25%, 02/01/22 (Call 11/02/21)	1,245	1,284,666
4.35%, 03/15/29 (Call 12/15/28)	3,212	3,538,757
4.45%, 09/01/49 (Call 03/01/49)	2,413	2,404,916
4.50%, 03/15/50 (Call 09/15/49)	275	274,051

Security	Par (000)	Value

Pipelines (continued)
4.55%, 07/15/28 (Call 04/15/28)	$2,369	$2,624,070
4.95%, 07/13/47 (Call 01/06/47)	3,840	4,051,622
5.20%, 07/15/48 (Call 01/15/48)	3,999	4,355,151
5.85%, 01/15/26 (Call 12/15/25)	1,485	1,738,371
6.00%, 06/15/35	150	175,743
6.35%, 01/15/31 (Call 10/15/30)	1,510	1,868,021
7.15%, 01/15/51 (Call 07/15/50)	1,715	2,243,203
7.50%, 09/01/23 (Call 06/01/23)	2,230	2,560,932
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	6,925	7,214,742
4.90%, 03/15/25 (Call 12/15/24)	3,113	3,458,232
5.00%, 09/15/23 (Call 06/15/23)	375	408,585
6.13%, 02/01/41 (Call 08/01/40)	3,170	3,658,370
6.20%, 09/15/43 (Call 03/15/43)	657	768,066
6.65%, 10/01/36	1,935	2,311,319
6.85%, 10/15/37	2,010	2,424,502
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	1,805	1,865,395
3.15%, 12/15/29 (Call 09/15/29)	4,151	4,228,084
3.55%, 10/01/26 (Call 07/01/26)	1,862	1,987,126
3.61%, 02/15/25 (Call 11/15/24)	672	717,790
3.75%, 03/01/28 (Call 12/01/27)	3,117	3,317,423
4.68%, 02/15/45 (Call 08/15/44)	1,405	1,480,097
4.90%, 10/01/46 (Call 04/01/46)	1,882	2,032,880
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,891	1,940,204
3.55%, 12/15/29 (Call 09/15/29)	1,678	1,721,225
3.60%, 11/01/24 (Call 08/01/24)	4,106	4,277,138
3.65%, 06/01/22 (Call 03/01/22)	4,382	4,499,350
3.80%, 09/15/30 (Call 06/15/30)	989	1,028,580
3.85%, 10/15/23 (Call 07/15/23)	2,297	2,422,692
4.30%, 01/31/43 (Call 07/31/42)	1,472	1,382,782
4.50%, 12/15/26 (Call 09/15/26)	3,227	3,541,536
4.65%, 10/15/25 (Call 07/15/25)	4,628	5,050,583
4.70%, 06/15/44 (Call 12/15/43)	3,046	2,995,497
4.90%, 02/15/45 (Call 08/15/44)	936	943,142
5.15%, 06/01/42 (Call 12/01/41)	2,417	2,515,034
6.65%, 01/15/37	1,584	1,844,093
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,153	3,549,143
4.50%, 05/15/30 (Call 11/15/29)(b)	1,329	1,556,990
5.00%, 03/15/27 (Call 09/15/26)	8,482	9,838,357
5.63%, 04/15/23 (Call 01/15/23)	5,952	6,522,618
5.63%, 03/01/25 (Call 12/01/24)	7,458	8,625,102
5.75%, 05/15/24 (Call 02/15/24)	6,998	7,962,604
5.88%, 06/30/26 (Call 12/31/25)	1,580	1,893,978
6.25%, 03/15/22 (Call 12/15/21)	4,700	4,961,931
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	1,771	1,962,976
3.50%, 03/15/25 (Call 12/15/24)	2,839	3,109,443
4.50%, 03/15/45 (Call 09/15/44)	3,565	4,075,116
4.75%, 03/15/24 (Call 12/15/23)	2,855	3,185,067
5.95%, 09/25/43 (Call 03/25/43)	1,836	2,334,566
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,878	2,989,177
3.90%, 07/15/26 (Call 04/15/26)	3,782	4,027,149
4.00%, 10/01/27 (Call 07/01/27)	1,421	1,524,221
4.25%, 04/01/24 (Call 01/01/24)	1,535	1,639,104
4.65%, 02/15/22	2,697	2,811,811
4.95%, 01/15/43 (Call 07/15/42)	899	894,963

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.30%, 04/01/44 (Call 10/01/43)	$4,389	$4,591,772
5.35%, 05/15/45 (Call 11/15/44)	3,880	4,050,642
5.40%, 10/01/47 (Call 04/01/47)	3,283	3,512,350
5.95%, 12/01/25 (Call 09/01/25)	3,759	4,345,479
6.10%, 02/15/42	2,185	2,375,991
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	2,431	2,704,828
4.38%, 03/13/25 (Call 12/13/24)	1,773	1,960,849
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	555	691,141
7.00%, 10/15/28	1,170	1,509,979
Texas Eastern Transmission LP, 7.00%, 07/15/32	747	1,025,691
TransCanada PipeLines Ltd.
2.50%, 08/01/22	4,803	4,965,822
3.75%, 10/16/23 (Call 07/16/23)	3,701	4,007,332
4.10%, 04/15/30 (Call 01/15/30)	322	376,476
4.25%, 05/15/28 (Call 02/15/28)	5,204	6,099,608
4.63%, 03/01/34 (Call 12/01/33)	3,634	4,335,980
4.75%, 05/15/38 (Call 11/15/37)	1,930	2,379,574
4.88%, 01/15/26 (Call 10/15/25)	5,380	6,370,189
4.88%, 05/15/48 (Call 11/15/47)	2,302	2,961,040
5.00%, 10/16/43 (Call 04/16/43)	2,590	3,203,105
5.10%, 03/15/49 (Call 09/15/48)	2,693	3,597,121
5.60%, 03/31/34	906	1,162,063
5.85%, 03/15/36	3,598	4,802,287
6.10%, 06/01/40	2,795	3,805,169
6.20%, 10/15/37	4,518	6,289,282
7.25%, 08/15/38	2,551	3,845,505
7.63%, 01/15/39	3,804	5,927,773
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)(b)	749	829,667
3.95%, 05/15/50 (Call 11/15/49)(b)	1,489	1,647,117
4.00%, 03/15/28 (Call 12/15/27)	1,008	1,154,926
4.45%, 08/01/42 (Call 02/01/42)	673	766,507
4.60%, 03/15/48 (Call 09/15/47)	1,612	1,909,930
5.40%, 08/15/41 (Call 02/15/41)	1,890	2,357,113
7.85%, 02/01/26 (Call 11/01/25)	2,232	2,904,211
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	1,817	2,059,588
4.50%, 03/15/28 (Call 12/15/27)	1,996	2,242,247
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,428	2,528,446
3.50%, 11/15/30 (Call 08/15/30)	1,311	1,453,899
3.60%, 03/15/22 (Call 01/15/22)	1,214	1,256,441
3.70%, 01/15/23 (Call 10/15/22)	965	1,019,783
3.75%, 06/15/27 (Call 03/15/27)	5,285	5,953,024
3.90%, 01/15/25 (Call 10/15/24)	4,778	5,252,121
4.00%, 09/15/25 (Call 06/15/25)	2,512	2,810,200
4.30%, 03/04/24 (Call 12/04/23)	5,226	5,745,360
4.50%, 11/15/23 (Call 08/15/23)	667	735,601
4.55%, 06/24/24 (Call 03/24/24)	1,266	1,420,313
4.85%, 03/01/48 (Call 09/01/47)	3,646	4,350,006
4.90%, 01/15/45 (Call 07/15/44)	1,733	2,013,538
5.10%, 09/15/45 (Call 03/15/45)	5,304	6,381,614
5.40%, 03/04/44 (Call 09/04/43)	2,684	3,218,304
5.75%, 06/24/44 (Call 12/24/43)	1,136	1,433,961
5.80%, 11/15/43 (Call 05/15/43)	1,615	2,004,441
6.30%, 04/15/40	5,143	6,750,136
8.75%, 03/15/32	235	340,104

Security	Par (000)	Value

Pipelines (continued)
Series A, 7.50%, 01/15/31	$136	$179,576

		858,434,232

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	4,135	4,615,859
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	1,209	1,417,601
5.25%, 03/15/25 (Call 12/15/24)	3,055	3,538,668

		9,572,128

Real Estate Investment Trusts — 1.0%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	250	262,007
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	3,287	3,255,708
2.75%, 12/15/29 (Call 09/15/29)	806	875,679
3.38%, 08/15/31 (Call 05/15/31)	2,650	3,033,693
3.45%, 04/30/25 (Call 02/28/25)	3,950	4,372,334
3.80%, 04/15/26 (Call 02/15/26)	3,143	3,603,387
3.95%, 01/15/27 (Call 10/15/26)	231	264,717
3.95%, 01/15/28 (Call 10/15/27)	1,102	1,271,587
4.00%, 01/15/24 (Call 12/15/23)	2,355	2,594,362
4.00%, 02/01/50 (Call 08/01/49)	2,805	3,466,559
4.30%, 01/15/26 (Call 10/15/25)	90	104,055
4.50%, 07/30/29 (Call 04/30/29)	1,002	1,214,454
4.70%, 07/01/30 (Call 04/01/30)	732	907,797
4.85%, 04/15/49 (Call 10/15/48)	963	1,324,375
4.90%, 12/15/30 (Call 09/15/30)	5,816	7,364,452
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	1,375	1,413,087
3.30%, 07/15/26 (Call 05/15/26)	2,741	2,969,791
3.63%, 11/15/27 (Call 08/15/27)	1,715	1,886,243
3.75%, 04/15/23 (Call 01/15/23)	3,622	3,806,324
3.88%, 01/30/31 (Call 10/30/30)	1,335	1,494,986
4.13%, 07/01/24 (Call 04/01/24)	1,475	1,605,287
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	2,757	3,167,710
4.90%, 02/15/29 (Call 11/15/28)	1,181	1,429,482
American Tower Corp.
0.60%, 01/15/24	3,755	3,758,943
1.30%, 09/15/25 (Call 08/15/25)	1,617	1,645,524
1.50%, 01/31/28 (Call 11/30/27)	8,800	8,845,232
1.88%, 10/15/30 (Call 07/15/30)	4,965	5,008,096
2.10%, 06/15/30 (Call 03/15/30)	925	953,490
2.25%, 01/15/22	3,010	3,071,344
2.40%, 03/15/25 (Call 02/15/25)	4,136	4,392,846
2.75%, 01/15/27 (Call 11/15/26)	2,581	2,795,868
2.90%, 01/15/30 (Call 10/15/29)	4,872	5,319,883
2.95%, 01/15/25 (Call 12/15/24)	2,313	2,502,666
2.95%, 01/15/51 (Call 07/15/50)	5,420	5,464,444
3.00%, 06/15/23	3,005	3,192,362
3.10%, 06/15/50 (Call 12/15/49)	2,841	2,941,969
3.13%, 01/15/27 (Call 10/15/26)	4,149	4,557,013
3.38%, 05/15/24 (Call 04/15/24)	4,126	4,486,942
3.38%, 10/15/26 (Call 07/15/26)	3,285	3,680,383
3.50%, 01/31/23	5,437	5,782,249
3.55%, 07/15/27 (Call 04/15/27)	1,733	1,953,091
3.60%, 01/15/28 (Call 10/15/27)	2,296	2,608,348
3.70%, 10/15/49 (Call 04/15/49)	1,132	1,289,744
3.80%, 08/15/29 (Call 05/15/29)	4,046	4,679,725

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 03/15/29 (Call 12/15/28)	$3,043	$3,533,592
4.00%, 06/01/25 (Call 03/01/25)	2,058	2,317,473
4.40%, 02/15/26 (Call 11/15/25)	3,574	4,127,505
4.70%, 03/15/22	4,891	5,148,218
5.00%, 02/15/24	4,740	5,376,203
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,477	2,625,001
2.45%, 01/15/31 (Call 10/15/30)	4,434	4,749,390
2.90%, 10/15/26 (Call 07/15/26)	2,147	2,365,264
2.95%, 09/15/22 (Call 06/15/22)	2,258	2,344,820
2.95%, 05/11/26 (Call 02/11/26)	1,861	2,046,430
3.20%, 01/15/28 (Call 10/15/27)	2,144	2,380,204
3.30%, 06/01/29 (Call 03/01/29)	2,108	2,377,149
3.35%, 05/15/27 (Call 02/15/27)	927	1,040,391
3.45%, 06/01/25 (Call 03/03/25)	1,852	2,060,498
3.50%, 11/15/25 (Call 08/15/25)	470	528,595
3.90%, 10/15/46 (Call 04/15/46)	546	657,619
4.15%, 07/01/47 (Call 01/01/47)	830	1,034,130
4.20%, 12/15/23 (Call 09/16/23)	326	358,597
4.35%, 04/15/48 (Call 10/15/47)	1,440	1,861,675
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	6,296	6,802,010
2.90%, 03/15/30 (Call 12/15/29)	3,544	3,756,640
3.13%, 09/01/23 (Call 06/01/23)	4,007	4,255,314
3.20%, 01/15/25 (Call 10/15/24)	3,412	3,703,214
3.25%, 01/30/31 (Call 10/30/30)	1,649	1,799,191
3.40%, 06/21/29 (Call 03/21/29)	1,381	1,522,829
3.65%, 02/01/26 (Call 11/03/25)	7,087	7,993,852
3.80%, 02/01/24 (Call 11/01/23)	5,608	6,102,177
3.85%, 02/01/23 (Call 11/01/22)	5,179	5,514,496
4.50%, 12/01/28 (Call 09/01/28)	3,777	4,504,866
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	107	111,153
3.95%, 11/15/27 (Call 08/15/27)	2,205	2,300,300
4.10%, 10/01/24 (Call 07/01/24)	102	107,308
4.55%, 10/01/29 (Call 07/01/29)	1,189	1,290,636
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	173	181,577
3.65%, 06/15/24 (Call 04/15/24)	1,052	1,123,252
3.85%, 02/01/25 (Call 11/01/24)	774	840,014
3.90%, 03/15/27 (Call 12/15/26)	4,221	4,640,483
4.05%, 07/01/30 (Call 04/01/30)	1,970	2,224,622
4.13%, 06/15/26 (Call 03/15/26)	1,239	1,381,299
4.13%, 05/15/29 (Call 02/15/29)	1,730	1,947,824
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,205	1,323,620
2.95%, 12/15/22 (Call 09/15/22)	1,115	1,160,916
3.15%, 07/01/29 (Call 04/01/29)	2,569	2,883,574
3.35%, 11/01/49 (Call 05/01/49)	1,920	2,130,240
4.10%, 10/15/28 (Call 07/15/28)	957	1,135,490
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,136	1,219,700
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	1,048	1,087,248
4.15%, 04/01/25 (Call 01/01/25)	3,085	3,243,106
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	1,434	1,512,813
5.00%, 07/01/25 (Call 04/01/25)	915	1,036,860
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	1,050	1,067,766

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.25%, 01/15/31 (Call 10/15/30)	$731	$755,788
3.10%, 11/15/29 (Call 08/15/29)	2,671	2,930,594
3.15%, 07/15/23 (Call 06/15/23)	1,712	1,822,972
3.20%, 09/01/24 (Call 07/01/24)	2,761	2,991,958
3.25%, 01/15/51 (Call 07/15/50)	1,685	1,780,759
3.30%, 07/01/30 (Call 04/01/30)	4,445	4,969,021
3.65%, 09/01/27 (Call 06/01/27)	1,515	1,713,041
3.70%, 06/15/26 (Call 03/15/26)	3,794	4,258,424
3.80%, 02/15/28 (Call 11/15/27)	3,514	4,006,803
4.00%, 03/01/27 (Call 12/01/26)	907	1,037,835
4.00%, 11/15/49 (Call 05/15/49)	2,085	2,432,361
4.15%, 07/01/50 (Call 01/01/50)	2,986	3,568,121
4.30%, 02/15/29 (Call 11/15/28)	1,384	1,637,867
4.45%, 02/15/26 (Call 11/15/25)	4,600	5,305,364
4.75%, 05/15/47 (Call 11/15/46)	2,958	3,767,043
5.20%, 02/15/49 (Call 08/15/48)	1,322	1,799,229
5.25%, 01/15/23	8,390	9,207,605
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	3,090	3,074,704
3.00%, 02/15/30 (Call 11/15/29)	475	514,420
3.13%, 09/01/26 (Call 06/01/26)	2,182	2,385,013
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,465,876
4.38%, 12/15/23 (Call 09/15/23)	575	631,586
4.38%, 02/15/29 (Call 11/15/28)	2,242	2,644,103
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	2,837	2,783,352
2.90%, 11/15/24 (Call 10/15/24)	2,815	2,995,751
3.45%, 11/15/29 (Call 08/15/29)	1,869	2,017,455
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	1,266	1,323,299
3.60%, 07/01/29 (Call 04/01/29)	2,105	2,417,761
3.70%, 08/15/27 (Call 05/15/27)	4,175	4,797,868
4.45%, 07/15/28 (Call 04/15/28)	805	962,571
4.75%, 10/01/25 (Call 07/01/25)	1,362	1,597,490
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	3,345	3,360,119
2.88%, 11/15/29 (Call 08/15/29)	1,855	2,037,068
3.05%, 03/01/50 (Call 09/01/49)	1,201	1,298,005
3.25%, 06/30/26 (Call 03/30/26)	75	83,200
3.38%, 12/15/27 (Call 09/15/27)	3,195	3,597,826
3.75%, 12/01/24 (Call 09/01/24)	50	55,173
4.00%, 09/15/28 (Call 06/15/28)	921	1,082,746
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	4,749	4,756,313
1.25%, 07/15/25 (Call 06/15/25)	2,143	2,173,023
1.55%, 03/15/28 (Call 01/15/28)	3,424	3,453,104
1.80%, 07/15/27 (Call 05/15/27)	1,340	1,376,823
2.15%, 07/15/30 (Call 04/15/30)	4,752	4,857,589
2.63%, 11/18/24 (Call 10/18/24)	1,953	2,081,781
2.90%, 11/18/26 (Call 09/18/26)	5,800	6,327,220
2.95%, 09/15/51 (Call 03/15/51)	2,680	2,750,457
3.00%, 07/15/50 (Call 01/15/50)	1,801	1,846,943
3.20%, 11/18/29 (Call 08/18/29)	2,347	2,590,642
5.38%, 05/15/27 (Call 05/15/22)	2,593	2,825,385
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	1,621	1,736,415
2.85%, 11/01/26 (Call 08/01/26)	205	225,789
3.00%, 04/15/23 (Call 01/15/23)	2,137	2,254,770
3.00%, 07/01/29 (Call 04/01/29)	3,483	3,876,927
3.25%, 08/01/27 (Call 05/01/27)	705	785,173

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 06/01/25 (Call 03/01/25)	$258	$285,317
3.50%, 03/01/28 (Call 12/01/27)	2,084	2,366,695
4.00%, 08/01/47 (Call 02/01/47)	890	1,089,164
4.15%, 12/01/28 (Call 09/01/28)	2,625	3,115,796
4.50%, 07/01/44 (Call 01/01/44)	3,655	4,770,908
4.50%, 06/01/45 (Call 12/01/44)	1,119	1,454,085
4.63%, 12/15/21 (Call 09/15/21)	2,001	2,068,354
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,415	1,398,374
2.65%, 03/15/32 (Call 12/15/31)	1,975	2,099,366
2.65%, 09/01/50 (Call 03/01/50)	2,765	2,660,870
3.00%, 01/15/30 (Call 10/15/29)	2,255	2,466,880
3.25%, 05/01/23 (Call 02/01/23)	411	433,178
3.38%, 04/15/26 (Call 01/15/26)	918	1,026,177
3.50%, 04/01/25 (Call 01/01/25)	778	860,647
3.63%, 05/01/27 (Call 02/01/27)	1,425	1,595,658
3.88%, 05/01/24 (Call 02/01/24)	1,452	1,587,733
4.00%, 03/01/29 (Call 12/01/28)	1,416	1,640,450
4.50%, 03/15/48 (Call 09/15/47)	1,275	1,641,142
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	1,617	1,744,048
3.25%, 07/15/27 (Call 04/15/27)	1,364	1,477,444
3.50%, 06/01/30 (Call 03/01/30)	3,226	3,572,118
3.95%, 01/15/24 (Call 10/15/23)	688	748,317
4.50%, 12/01/44 (Call 06/01/44)	654	766,442
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	793	814,030
4.00%, 01/15/30 (Call 10/17/29)	2,796	3,009,558
4.00%, 01/15/31 (Call 10/15/30)	595	644,385
5.25%, 06/01/25 (Call 03/01/25)	2,295	2,545,247
5.30%, 01/15/29 (Call 10/15/28)	2,637	3,036,875
5.38%, 11/01/23 (Call 08/01/23)	5,409	5,846,264
5.38%, 04/15/26 (Call 01/15/26)	5,417	6,118,285
5.75%, 06/01/28 (Call 03/03/28)	1,679	1,966,495
Healthcare Realty Trust Inc.
2.40%, 03/15/30 (Call 09/15/29)	350	362,274
3.63%, 01/15/28 (Call 10/15/27)	977	1,093,234
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	385	379,625
3.10%, 02/15/30 (Call 11/15/29)	1,235	1,339,185
3.50%, 08/01/26 (Call 05/01/26)	1,620	1,827,846
3.75%, 07/01/27 (Call 04/01/27)	2,023	2,269,705
Healthpeak Properties Inc.
2.88%, 01/15/31 (Call 10/15/30)	995	1,072,311
3.00%, 01/15/30 (Call 10/15/29)	2,751	3,012,675
3.25%, 07/15/26 (Call 05/15/26)	797	889,061
3.40%, 02/01/25 (Call 11/01/24)	2,599	2,850,401
3.50%, 07/15/29 (Call 04/15/29)	1,356	1,532,416
3.88%, 08/15/24 (Call 05/15/24)	3,214	3,559,666
4.00%, 06/01/25 (Call 03/01/25)	4,606	5,210,676
4.20%, 03/01/24 (Call 12/01/23)	375	411,915
4.25%, 11/15/23 (Call 08/15/23)	301	329,604
6.75%, 02/01/41 (Call 08/01/40)	658	957,311
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	250	250,932
3.05%, 02/15/30 (Call 11/15/29)	1,355	1,415,108
3.88%, 03/01/27 (Call 12/01/26)	2,000	2,189,840
4.13%, 03/15/28 (Call 12/15/27)	248	276,401
4.20%, 04/15/29 (Call 01/15/29)	1,950	2,193,711

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	$2,597	$2,706,879
Series D, 3.75%, 10/15/23 (Call 07/15/23)	2,372	2,480,211
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,464	1,548,634
Series F, 4.50%, 02/01/26 (Call 11/01/25)	335	361,143
Series H, 3.38%, 12/15/29 (Call 09/16/29)	2,044	2,053,198
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	1,490	1,560,224
3.95%, 11/01/27 (Call 08/01/27)	1,216	1,327,580
4.65%, 04/01/29 (Call 01/01/29)	1,935	2,233,261
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	3,508	3,509,824
3.05%, 02/15/30 (Call 11/15/29)	1,298	1,377,892
3.45%, 12/15/24 (Call 09/15/24)	3,857	4,158,965
4.25%, 08/15/29 (Call 05/15/29)	1,643	1,878,869
4.38%, 10/01/25 (Call 07/01/25)	831	930,113
4.75%, 12/15/28 (Call 09/15/28)	1,304	1,535,695
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	193	194,459
2.70%, 03/01/24 (Call 01/01/24)	1,887	1,978,878
2.70%, 10/01/30 (Call 07/01/30)	230	240,782
2.80%, 10/01/26 (Call 07/01/26)	2,138	2,309,040
3.13%, 06/01/23 (Call 03/01/23)	1,780	1,875,372
3.30%, 02/01/25 (Call 12/01/24)	847	927,169
3.40%, 11/01/22 (Call 09/01/22)	1,008	1,060,517
3.70%, 10/01/49 (Call 04/01/49)	3,600	3,764,052
3.80%, 04/01/27 (Call 01/01/27)	1,949	2,196,231
4.13%, 12/01/46 (Call 06/01/46)	595	640,279
4.25%, 04/01/45 (Call 10/01/44)	1,068	1,169,097
4.45%, 09/01/47 (Call 03/01/47)	1,570	1,779,014
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	807	803,998
Lexington Realty Trust, 2.70%, 09/15/30 (Call 06/15/30)	225	233,008
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	850	865,155
3.88%, 12/15/27 (Call 09/15/27)	531	601,039
4.00%, 06/15/29 (Call 03/15/29)	1,907	2,206,590
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)	1,049	1,182,800
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	1,735	1,726,238
2.75%, 03/15/30 (Call 12/15/29)	555	604,734
3.60%, 06/01/27 (Call 03/01/27)	2,370	2,678,692
3.75%, 06/15/24 (Call 03/13/24)	992	1,080,695
3.95%, 03/15/29 (Call 12/15/28)	1,505	1,764,311
4.00%, 11/15/25 (Call 08/15/25)	542	613,273
4.20%, 06/15/28 (Call 03/15/28)	1,054	1,238,092
4.30%, 10/15/23 (Call 07/15/23)	3,525	3,849,406
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	3,087	3,146,270
3.10%, 04/15/50 (Call 10/15/49)	1,370	1,267,181
3.30%, 04/15/23 (Call 01/15/23)	920	965,098
3.50%, 10/15/27 (Call 07/15/27)	405	441,563
3.60%, 12/15/26 (Call 09/15/26)	2,055	2,253,986
3.90%, 06/15/24 (Call 03/15/24)	2,130	2,303,680
4.00%, 11/15/25 (Call 08/15/25)	1,429	1,583,632
4.30%, 10/15/28 (Call 07/15/28)	820	941,262
4.80%, 10/15/48 (Call 04/25/48)	390	466,495
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	382	387,104
4.15%, 02/01/22 (Call 12/01/21)	910	920,547

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 05/15/24 (Call 02/15/24)	$2,462	$2,549,869
4.50%, 02/01/25 (Call 11/01/24)	1,092	1,133,136
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	1,238	1,248,362
3.63%, 10/01/29 (Call 07/01/29)	1,972	2,056,106
4.38%, 08/01/23 (Call 06/01/23)	2,865	3,081,680
4.50%, 01/15/25 (Call 10/15/24)	1,771	1,913,140
4.50%, 04/01/27 (Call 01/01/27)	945	1,041,664
4.75%, 01/15/28 (Call 10/15/27)	977	1,092,169
4.95%, 04/01/24 (Call 01/01/24)	2,367	2,562,112
5.25%, 01/15/26 (Call 10/15/25)	3,185	3,563,665
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	2,943	3,142,565
4.30%, 03/15/27 (Call 12/15/26)	40	43,393
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	982	978,406
3.40%, 06/01/23 (Call 03/01/23)	1,470	1,525,360
4.45%, 03/15/24 (Call 12/15/23)	850	904,655
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	2,638	2,601,516
2.13%, 04/15/27 (Call 02/15/27)	400	427,232
2.13%, 10/15/50 (Call 04/15/50)	5,005	4,690,786
2.25%, 04/15/30 (Call 01/15/30)	2,515	2,698,318
3.00%, 04/15/50 (Call 10/15/49)	1,367	1,517,220
3.25%, 10/01/26 (Call 07/01/26)	590	663,231
3.75%, 11/01/25 (Call 08/01/25)	4,140	4,714,177
3.88%, 09/15/28 (Call 06/15/28)	1,044	1,223,171
4.38%, 02/01/29 (Call 11/01/28)	1,826	2,246,802
4.38%, 09/15/48 (Call 03/15/48)	49	67,037
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	843	872,227
3.09%, 09/15/27 (Call 06/15/27)	2,955	3,321,538
3.39%, 05/01/29 (Call 02/01/29)	2,641	3,044,307
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	760	783,119
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	3,768	4,116,615
3.25%, 10/15/22 (Call 07/15/22)	4,082	4,271,037
3.25%, 06/15/29 (Call 03/15/29)	1,082	1,204,591
3.25%, 01/15/31 (Call 10/15/30)	3,838	4,337,324
3.65%, 01/15/28 (Call 10/15/27)	2,019	2,289,122
3.88%, 07/15/24 (Call 04/15/24)	1,825	2,011,059
3.88%, 04/15/25 (Call 02/15/25)	1,946	2,199,252
4.13%, 10/15/26 (Call 07/15/26)	2,041	2,380,622
4.65%, 08/01/23 (Call 05/01/23)	1,722	1,896,800
4.65%, 03/15/47 (Call 09/15/46)	2,053	2,780,173
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,140	1,195,176
3.60%, 02/01/27 (Call 11/01/26)	396	432,967
3.70%, 06/15/30 (Call 03/15/30)	435	487,939
4.13%, 03/15/28 (Call 12/15/27)	685	773,303
4.40%, 02/01/47 (Call 08/01/46)	2,143	2,434,405
4.65%, 03/15/49 (Call 09/15/48)	1,671	1,980,837
Retail Properties of America Inc., 4.75%, 09/15/30 (Call 06/15/30)	1,380	1,392,310
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	3,140	3,154,444
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	2,507	2,589,756
4.80%, 06/01/24 (Call 05/01/24)	1,907	2,030,421
5.13%, 08/15/26 (Call 05/15/26)	2,004	2,213,338

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	$4,897	$5,090,823
2.35%, 01/30/22 (Call 10/30/21)	2,654	2,698,879
2.45%, 09/13/29 (Call 06/13/29)	6,028	6,174,661
2.63%, 06/15/22 (Call 03/15/22)(c)	2,441	2,507,249
2.65%, 07/15/30 (Call 04/15/30)	167	174,552
2.75%, 02/01/23 (Call 11/01/22)	3,598	3,734,292
2.75%, 06/01/23 (Call 03/01/23)	864	903,079
3.25%, 11/30/26 (Call 08/30/26)	4,044	4,447,510
3.25%, 09/13/49 (Call 03/13/49)	3,726	3,653,194
3.30%, 01/15/26 (Call 10/15/25)	1,777	1,942,154
3.38%, 10/01/24 (Call 07/01/24)	6,990	7,560,104
3.38%, 06/15/27 (Call 03/15/27)	902	987,609
3.38%, 12/01/27 (Call 09/01/27)	3,268	3,592,545
3.50%, 09/01/25 (Call 06/01/25)	1,288	1,418,346
3.75%, 02/01/24 (Call 11/01/23)	3,677	3,979,507
3.80%, 07/15/50 (Call 01/15/50)	1,212	1,298,210
4.25%, 10/01/44 (Call 04/01/44)	1,032	1,155,035
4.25%, 11/30/46 (Call 05/30/46)	2,152	2,409,530
4.75%, 03/15/42 (Call 09/15/41)	3,134	3,727,078
6.75%, 02/01/40 (Call 11/01/39)	2,213	3,196,258
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	1,875	1,938,394
4.25%, 02/01/26 (Call 11/01/25)	2,029	2,165,065
4.70%, 06/01/27 (Call 03/01/27)	2,449	2,621,654
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	3,893	4,002,627
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(c)	744	779,228
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	1,485	1,550,800
3.20%, 02/15/31 (Call 11/15/30)	725	762,975
3.40%, 01/15/30 (Call 10/15/29)	1,285	1,368,229
4.00%, 07/15/29 (Call 04/15/29)	2,470	2,733,672
4.45%, 09/15/26 (Call 06/15/26)	800	895,544
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	1,712	1,928,791
4.63%, 03/15/29 (Call 12/15/28)	841	962,062
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	695	690,969
3.88%, 07/15/27 (Call 04/15/27)	2,015	2,043,432
UDR Inc.
1.90%, 03/15/33	1,375	1,369,197
2.10%, 08/01/32 (Call 05/01/32)	750	757,650
2.95%, 09/01/26 (Call 06/01/26)	409	447,622
3.00%, 08/15/31 (Call 05/15/31)	1,953	2,141,757
3.10%, 11/01/34 (Call 08/01/34)	2,443	2,701,860
3.20%, 01/15/30 (Call 10/15/29)	2,903	3,228,804
3.50%, 07/01/27 (Call 04/01/27)	203	225,750
3.50%, 01/15/28 (Call 10/15/27)	865	969,700
4.00%, 10/01/25 (Call 07/01/25)	450	507,757
4.40%, 01/26/29 (Call 10/26/28)	1,460	1,740,101
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	2,057	2,195,580
3.00%, 01/15/30 (Call 10/15/29)	1,825	1,944,738
3.10%, 01/15/23 (Call 12/15/22)	1,820	1,900,371
3.13%, 06/15/23 (Call 03/15/23)	1,499	1,575,794
3.25%, 10/15/26 (Call 07/15/26)	445	486,621
3.50%, 04/15/24 (Call 03/15/24)	1,685	1,832,421
3.50%, 02/01/25 (Call 11/01/24)	1,990	2,185,896

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 05/01/24 (Call 02/01/24)	$1,704	$1,844,120
3.85%, 04/01/27 (Call 01/01/27)	1,045	1,158,351
4.00%, 03/01/28 (Call 12/01/27)	648	731,741
4.13%, 01/15/26 (Call 10/15/25)	4,330	4,931,827
4.38%, 02/01/45 (Call 08/01/44)	222	240,186
4.40%, 01/15/29 (Call 10/15/28)	4,154	4,821,839
4.75%, 11/15/30 (Call 08/15/30)	400	484,556
4.88%, 04/15/49 (Call 10/15/48)	1,851	2,279,321
5.70%, 09/30/43 (Call 03/30/43)	850	1,084,277
VEREIT Operating Partnership LP
2.20%, 06/15/28 (Call 04/15/28)	40	40,275
3.10%, 12/15/29 (Call 09/15/29)	984	1,033,653
3.40%, 01/15/28 (Call 11/15/27)	565	613,115
3.95%, 08/15/27 (Call 05/15/27)	3,069	3,396,462
4.60%, 02/06/24 (Call 11/06/23)	1,689	1,843,054
4.63%, 11/01/25 (Call 09/01/25)	563	630,932
4.88%, 06/01/26 (Call 03/01/26)	3,441	3,945,279
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	2,985	3,129,564
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	95	99,104
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	1,159	1,256,634
2.75%, 01/15/31 (Call 10/15/30)	155	162,592
3.10%, 01/15/30 (Call 10/15/29)	2,470	2,674,467
3.63%, 03/15/24 (Call 02/15/24)	4,022	4,379,918
3.75%, 03/15/23 (Call 12/15/22)	2,223	2,362,916
3.95%, 09/01/23 (Call 08/01/23)	25	27,125
4.00%, 06/01/25 (Call 03/01/25)	3,037	3,428,439
4.13%, 03/15/29 (Call 09/15/28)	1,951	2,249,679
4.25%, 04/01/26 (Call 01/01/26)	1,792	2,079,544
4.25%, 04/15/28 (Call 01/15/28)	3,009	3,495,766
4.50%, 01/15/24 (Call 10/15/23)	1,475	1,621,807
4.95%, 09/01/48 (Call 03/01/48)	85	109,035
6.50%, 03/15/41 (Call 09/15/40)	3,057	4,243,697
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	1,838	2,159,962
4.00%, 04/15/30 (Call 01/15/30)	2,725	3,206,780
4.63%, 09/15/23	748	832,427
6.95%, 10/01/27	885	1,147,031
7.38%, 03/15/32	4,008	5,957,611
8.50%, 01/15/25	50	64,184
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	500	511,320
3.85%, 07/15/29 (Call 04/15/29)	905	1,018,360
4.00%, 02/01/25 (Call 12/01/24)	2,203	2,426,494
4.25%, 10/01/26 (Call 07/01/26)	860	980,993
4.60%, 04/01/24 (Call 01/01/24)	1,897	2,105,272

		868,674,172

Retail — 0.8%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	386	389,625
3.90%, 04/15/30 (Call 01/15/30)	677	777,683
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	2,410	2,588,991
3.80%, 11/15/27 (Call 08/15/27)	177	195,010
4.50%, 10/01/25 (Call 07/01/25)	1,421	1,583,435
4.75%, 06/01/30 (Call 03/01/30)	973	1,172,446
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	116	114,339
2.88%, 01/15/23 (Call 10/15/22)	800	834,392
3.13%, 07/15/23 (Call 04/15/23)	1,381	1,465,351

Security	Par (000)	Value

Retail (continued)
3.13%, 04/18/24 (Call 03/18/24)	$1,154	$1,243,377
3.13%, 04/21/26 (Call 01/21/26)	1,605	1,770,684
3.25%, 04/15/25 (Call 01/15/25)	2,495	2,730,004
3.63%, 04/15/25 (Call 03/15/25)	315	351,269
3.70%, 04/15/22 (Call 01/15/22)	1,180	1,224,144
3.75%, 06/01/27 (Call 03/01/27)	1,367	1,569,275
3.75%, 04/18/29 (Call 01/18/29)	2,613	3,010,411
4.00%, 04/15/30 (Call 01/15/30)	419	495,044
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	4,745	4,750,362
4.45%, 10/01/28 (Call 07/01/28)	2,843	3,399,233
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,776	3,880,897
1.60%, 04/20/30 (Call 01/20/30)	5,058	5,189,002
1.75%, 04/20/32 (Call 01/20/32)	4,030	4,184,389
2.30%, 05/18/22 (Call 04/18/22)	2,076	2,133,858
2.75%, 05/18/24 (Call 03/18/24)	3,618	3,900,819
3.00%, 05/18/27 (Call 02/18/27)	3,649	4,106,731
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	4,567	4,985,520
4.55%, 02/15/48 (Call 08/15/47)	1,049	1,149,263
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	2,888	3,057,150
3.50%, 04/03/30 (Call 01/03/30)	579	666,672
3.88%, 04/15/27 (Call 01/15/27)	3,411	3,942,570
4.13%, 05/01/28 (Call 02/01/28)	1,927	2,273,205
4.13%, 04/03/50 (Call 10/03/49)	3,069	3,918,653
4.15%, 11/01/25 (Call 08/01/25)	1,840	2,118,410
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	3,160	3,387,962
4.00%, 05/15/25 (Call 03/15/25)	2,974	3,356,337
4.20%, 05/15/28 (Call 02/15/28)	4,853	5,746,292
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	500	496,185
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	3,150	3,389,337
2.50%, 04/15/27 (Call 02/15/27)	5,574	6,089,539
2.63%, 06/01/22 (Call 05/01/22)	6,396	6,610,074
2.70%, 04/01/23 (Call 01/01/23)	4,127	4,331,080
2.70%, 04/15/30 (Call 01/15/30)	3,159	3,520,421
2.80%, 09/14/27 (Call 06/14/27)	2,788	3,096,325
2.95%, 06/15/29 (Call 03/15/29)	876	991,133
3.00%, 04/01/26 (Call 01/01/26)	4,862	5,418,456
3.13%, 12/15/49 (Call 06/15/49)	5,049	5,797,767
3.25%, 03/01/22	1,594	1,654,046
3.30%, 04/15/40 (Call 10/15/39)	7,403	8,734,504
3.35%, 09/15/25 (Call 06/15/25)	1,175	1,324,401
3.35%, 04/15/50 (Call 10/15/49)	5,711	6,778,729
3.50%, 09/15/56 (Call 03/15/56)	2,655	3,239,525
3.75%, 02/15/24 (Call 11/15/23)	1,793	1,967,477
3.90%, 12/06/28 (Call 09/06/28)	3,001	3,589,586
3.90%, 06/15/47 (Call 12/15/46)	3,405	4,354,552
4.20%, 04/01/43 (Call 10/01/42)	4,439	5,819,573
4.25%, 04/01/46 (Call 10/01/45)	4,800	6,368,448
4.40%, 03/15/45 (Call 09/15/44)	2,092	2,794,828
4.50%, 12/06/48 (Call 06/06/48)	4,698	6,562,307
4.88%, 02/15/44 (Call 08/15/43)	4,215	5,983,277
5.40%, 09/15/40 (Call 03/15/40)	2,134	3,126,118
5.88%, 12/16/36	7,731	11,783,358
5.95%, 04/01/41 (Call 10/01/40)	4,275	6,669,257

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	$1,379	$1,411,048
4.25%, 07/17/25 (Call 04/17/25)	2,518	2,677,918
5.55%, 07/17/45 (Call 01/17/45)	3,050	2,990,586
9.50%, 05/15/25 (Call 04/15/25)	115	144,501
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5,287	5,285,097
1.70%, 10/15/30 (Call 07/15/30)	2,670	2,687,756
2.50%, 04/15/26 (Call 01/15/26)	1,826	1,979,640
3.00%, 10/15/50 (Call 04/15/50)	2,385	2,560,154
3.10%, 05/03/27 (Call 02/03/27)	4,012	4,496,248
3.12%, 04/15/22 (Call 01/15/22)	3,687	3,805,132
3.13%, 09/15/24 (Call 06/15/24)	3,780	4,100,544
3.38%, 09/15/25 (Call 06/15/25)	4,642	5,193,516
3.65%, 04/05/29 (Call 01/05/29)	4,102	4,776,082
3.70%, 04/15/46 (Call 10/15/45)	5,691	6,691,136
3.88%, 09/15/23 (Call 06/15/23)	1,097	1,193,657
4.00%, 04/15/25 (Call 03/15/25)	5,233	5,952,119
4.05%, 05/03/47 (Call 11/03/46)	5,889	7,254,482
4.38%, 09/15/45 (Call 03/15/45)	1,428	1,827,897
4.50%, 04/15/30 (Call 01/15/30)	7,241	8,964,141
4.65%, 04/15/42 (Call 10/15/41)	3,958	5,193,886
5.00%, 04/15/40 (Call 10/15/39)	4,559	6,186,609
5.50%, 10/15/35	53	73,473
6.50%, 03/15/29	505	684,841
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	352	365,175
2.13%, 03/01/30 (Call 12/01/29)	485	510,821
2.63%, 01/15/22	3,361	3,446,000
2.63%, 09/01/29 (Call 06/01/29)	3,478	3,812,340
3.25%, 06/10/24	1,110	1,210,799
3.30%, 07/01/25 (Call 06/15/25)	6,200	6,894,090
3.35%, 04/01/23 (Call 03/01/23)	3,823	4,073,559
3.38%, 05/26/25 (Call 02/26/25)	1,851	2,052,592
3.50%, 03/01/27 (Call 12/01/26)	1,529	1,738,458
3.50%, 07/01/27 (Call 05/01/27)	9,703	11,104,792
3.60%, 07/01/30 (Call 04/01/30)	8,375	9,819,353
3.63%, 05/01/43	1,621	1,890,199
3.63%, 09/01/49 (Call 03/01/49)	3,975	4,659,018
3.70%, 01/30/26 (Call 10/30/25)	3,365	3,814,059
3.70%, 02/15/42	3,031	3,560,970
3.80%, 04/01/28 (Call 01/01/28)	3,102	3,629,557
4.20%, 04/01/50 (Call 10/01/49)	1,973	2,535,640
4.45%, 03/01/47 (Call 09/01/46)	3,420	4,430,131
4.45%, 09/01/48 (Call 03/01/48)	3,748	4,926,034
4.60%, 05/26/45 (Call 11/26/44)	3,669	4,821,763
4.70%, 12/09/35 (Call 06/09/35)	2,198	2,870,060
4.88%, 07/15/40	577	771,922
4.88%, 12/09/45 (Call 06/09/45)	5,700	7,786,656
5.70%, 02/01/39	649	931,983
6.30%, 10/15/37	2,215	3,373,467
6.30%, 03/01/38	3,868	5,905,353
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	1,260,977
3.55%, 03/15/26 (Call 12/15/25)	1,386	1,559,888
3.60%, 09/01/27 (Call 06/01/27)	285	324,775
3.80%, 09/01/22 (Call 06/01/22)	575	603,578
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,878,450
3.90%, 06/01/29 (Call 03/01/29)	2,853	3,348,680
4.20%, 04/01/30 (Call 01/01/30)	1,326	1,593,454

Security	Par (000)	Value

Retail (continued)
4.35%, 06/01/28 (Call 03/01/28)	$1,375	$1,630,805
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	1,410	1,398,452
1.88%, 04/15/31 (Call 01/15/31)	1,000	1,007,380
4.60%, 04/15/25 (Call 03/15/25)	2,031	2,345,764
Starbucks Corp.
1.30%, 05/07/22	1,269	1,285,408
2.00%, 03/12/27 (Call 01/12/27)	1,615	1,709,591
2.25%, 03/12/30 (Call 12/12/29)	2,500	2,631,475
2.45%, 06/15/26 (Call 03/15/26)	711	768,449
2.55%, 11/15/30 (Call 08/15/30)	2,970	3,210,600
2.70%, 06/15/22 (Call 04/15/22)	1,492	1,539,058
3.10%, 03/01/23 (Call 02/01/23)	3,385	3,583,023
3.35%, 03/12/50 (Call 09/12/49)	2,220	2,469,328
3.50%, 03/01/28 (Call 12/01/27)	1,996	2,291,827
3.50%, 11/15/50 (Call 05/15/50)	4,400	5,017,144
3.55%, 08/15/29 (Call 05/15/29)	2,372	2,763,902
3.75%, 12/01/47 (Call 06/01/47)	1,942	2,266,955
3.80%, 08/15/25 (Call 06/15/25)	2,783	3,155,282
3.85%, 10/01/23 (Call 07/01/23)	2,761	2,998,998
4.00%, 11/15/28 (Call 08/15/28)	3,028	3,596,780
4.30%, 06/15/45 (Call 12/10/44)	2,016	2,505,444
4.45%, 08/15/49 (Call 02/15/49)	4,154	5,386,201
4.50%, 11/15/48 (Call 05/15/48)	3,110	4,044,586
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	7,136	7,622,675
2.35%, 02/15/30 (Call 11/15/29)	3,351	3,659,460
2.50%, 04/15/26	3,840	4,230,451
2.65%, 09/15/30 (Call 06/15/30)	4,955	5,543,406
2.90%, 01/15/22	4,234	4,358,353
3.38%, 04/15/29 (Call 01/15/29)	6,074	7,110,042
3.50%, 07/01/24	6,665	7,396,284
3.63%, 04/15/46	4,393	5,598,088
3.90%, 11/15/47 (Call 05/15/47)	3,832	5,107,060
4.00%, 07/01/42	1,844	2,466,608
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	6,672	7,170,398
2.50%, 05/15/23 (Call 02/15/23)	1,970	2,059,399
3.50%, 04/15/25 (Call 03/15/25)	313	348,100
3.75%, 04/15/27 (Call 02/15/27)	2,754	3,189,022
3.88%, 04/15/30 (Call 01/15/30)	2,665	3,203,783
4.50%, 04/15/50 (Call 10/15/49)	3,525	5,045,438
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	1,635	1,637,354
Walgreen Co.
3.10%, 09/15/22	3,485	3,645,763
4.40%, 09/15/42	845	936,480
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)	2,000	2,168,220
3.45%, 06/01/26 (Call 03/01/26)	6,426	7,125,791
4.10%, 04/15/50 (Call 10/15/49)	2,000	2,149,400
4.50%, 11/18/34 (Call 05/18/34)	2,913	3,377,565
4.65%, 06/01/46 (Call 12/01/45)	870	997,368
4.80%, 11/18/44 (Call 05/18/44)	5,192	5,968,100
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	7,368	7,669,572
2.38%, 09/24/29 (Call 06/24/29)	1,984	2,182,321
2.55%, 04/11/23 (Call 01/11/23)	6,426	6,734,191
2.65%, 12/15/24 (Call 10/15/24)	6,129	6,627,655
2.85%, 07/08/24 (Call 06/08/24)	6,339	6,854,551
2.95%, 09/24/49 (Call 03/24/49)	4,271	4,974,007

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.05%, 07/08/26 (Call 05/08/26)	$9,887	$11,112,395
3.25%, 07/08/29 (Call 04/08/29)	7,981	9,307,761
3.30%, 04/22/24 (Call 01/22/24)	7,605	8,271,426
3.40%, 06/26/23 (Call 05/26/23)	3,182	3,424,755
3.55%, 06/26/25 (Call 04/26/25)	2,749	3,108,954
3.63%, 12/15/47 (Call 06/15/47)	5,780	7,423,254
3.70%, 06/26/28 (Call 03/26/28)	9,200	10,864,096
3.95%, 06/28/38 (Call 12/28/37)	9,684	12,516,086
4.00%, 04/11/43 (Call 10/11/42)	4,735	6,169,610
4.05%, 06/29/48 (Call 12/29/47)	9,824	13,484,521
4.30%, 04/22/44 (Call 10/22/43)	4,063	5,545,833
4.88%, 07/08/40	125	177,508
5.00%, 10/25/40	2,755	3,978,578
5.25%, 09/01/35	2,837	4,160,574
5.63%, 04/01/40	115	175,974
5.63%, 04/15/41	646	1,009,020
5.88%, 04/05/27	636	817,877
6.20%, 04/15/38	381	614,904
6.50%, 08/15/37	1,683	2,751,217
7.55%, 02/15/30	291	446,985

		705,912,849

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	570	608,999
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(a)(c)	1,005	1,028,537
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	5,768	6,066,956

		7,704,492

Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	2,312	2,555,777
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	972	990,837
2.88%, 06/01/23 (Call 03/01/23)	1,215	1,279,687
2.95%, 04/01/25 (Call 03/01/25)	175	191,186
3.13%, 12/05/23 (Call 10/05/23)	4,159	4,470,468
3.50%, 12/05/26 (Call 09/05/26)	4,723	5,359,330
3.90%, 12/15/25 (Call 09/15/25)	2,457	2,803,339
5.30%, 12/15/45 (Call 06/15/45)	1,374	1,894,760
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	2,730	2,836,989
2.75%, 06/01/50 (Call 12/01/49)	3,330	3,638,058
3.30%, 04/01/27 (Call 01/01/27)	6,260	7,131,079
3.90%, 10/01/25 (Call 07/01/25)	2,958	3,394,926
4.35%, 04/01/47 (Call 10/01/46)	2,904	4,061,447
5.10%, 10/01/35 (Call 04/01/35)	4,620	6,466,429
5.85%, 06/15/41	701	1,094,128
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	7,232	7,534,876
3.00%, 01/15/22 (Call 12/15/21)	101	103,560
3.13%, 01/15/25 (Call 11/15/24)	5,453	5,873,972
3.50%, 01/15/28 (Call 10/15/27)	4,611	5,081,645
3.63%, 01/15/24 (Call 11/15/23)	8,158	8,804,766
3.88%, 01/15/27 (Call 10/15/26)	13,054	14,655,987
Broadcom Inc.
2.25%, 11/15/23	10,146	10,592,424
3.13%, 10/15/22	6,353	6,656,419
3.15%, 11/15/25 (Call 10/15/25)	3,863	4,199,429
3.46%, 09/15/26 (Call 07/15/26)	4,895	5,410,541
3.63%, 10/15/24 (Call 09/15/24)	7,621	8,349,720

Security	Par (000)	Value

Semiconductors (continued)
4.11%, 09/15/28 (Call 06/15/28)	$3,575	$4,091,766
4.15%, 11/15/30 (Call 08/15/30)	9,970	11,571,980
4.25%, 04/15/26 (Call 02/15/26)	9,525	10,879,931
4.30%, 11/15/32 (Call 08/15/32)	6,486	7,710,427
4.70%, 04/15/25 (Call 03/15/25)	5,979	6,845,357
4.75%, 04/15/29 (Call 01/15/29)	9,741	11,591,985
5.00%, 04/15/30 (Call 01/15/30)	6,120	7,415,910
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	1,962	2,016,701
2.45%, 11/15/29 (Call 08/15/29)	8,310	9,066,625
2.60%, 05/19/26 (Call 02/19/26)	3,396	3,717,465
2.70%, 12/15/22	6,919	7,257,685
2.88%, 05/11/24 (Call 03/11/24)	4,914	5,294,245
3.10%, 07/29/22	2,672	2,797,344
3.10%, 02/15/60 (Call 08/15/59)	4,335	4,853,466
3.15%, 05/11/27 (Call 02/11/27)	2,891	3,256,885
3.25%, 11/15/49 (Call 05/15/49)	8,454	9,722,015
3.40%, 03/25/25 (Call 02/25/25)	6,803	7,580,651
3.70%, 07/29/25 (Call 04/29/25)	8,184	9,255,122
3.73%, 12/08/47 (Call 06/08/47)	2,529	3,097,089
3.75%, 03/25/27 (Call 01/25/27)	4,143	4,810,354
3.90%, 03/25/30 (Call 12/25/29)	5,890	7,117,594
4.00%, 12/15/32	2,285	2,868,658
4.10%, 05/19/46 (Call 11/19/45)	5,472	7,094,229
4.10%, 05/11/47 (Call 11/11/46)	3,454	4,470,996
4.25%, 12/15/42(c)	315	407,427
4.60%, 03/25/40 (Call 09/25/39)	4,464	6,025,954
4.75%, 03/25/50 (Call 09/25/49)	9,211	13,047,474
4.80%, 10/01/41	200	277,606
4.90%, 07/29/45 (Call 01/29/45)	1,465	2,070,924
4.95%, 03/25/60 (Call 09/25/59)	2,809	4,274,118
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	4,329	4,868,956
4.10%, 03/15/29 (Call 12/15/28)	4,315	5,181,625
4.65%, 11/01/24 (Call 08/01/24)	2,430	2,765,826
5.00%, 03/15/49 (Call 09/15/48)	1,467	2,055,824
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	2,006	2,087,704
2.88%, 06/15/50 (Call 12/15/49)	2,525	2,742,832
3.13%, 06/15/60 (Call 12/15/59)	2,170	2,455,615
3.75%, 03/15/26 (Call 01/15/26)	2,940	3,372,944
3.80%, 03/15/25 (Call 12/15/24)	2,092	2,349,462
4.00%, 03/15/29 (Call 12/15/28)	4,370	5,250,861
4.88%, 03/15/49 (Call 09/15/48)	1,650	2,393,292
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	3,626	3,918,401
4.88%, 06/22/28 (Call 03/22/28)	3,767	4,498,175
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	4,357	4,596,722
3.45%, 06/15/27 (Call 03/15/27)	799	900,337
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	248	268,614
Micron Technology Inc.
2.50%, 04/24/23	744	776,282
4.19%, 02/15/27 (Call 12/15/26)	1,925	2,218,697
4.64%, 02/06/24 (Call 01/06/24)	3,869	4,306,507
4.66%, 02/15/30 (Call 11/15/29)	3,259	3,931,299
4.98%, 02/06/26 (Call 12/06/25)	3,676	4,308,162
5.33%, 02/06/29 (Call 11/06/28)	3,345	4,104,583

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	$8,020	$8,990,741
3.20%, 09/16/26 (Call 06/16/26)	2,892	3,265,936
3.50%, 04/01/40 (Call 10/01/39)	4,796	5,803,256
3.50%, 04/01/50 (Call 10/01/49)	5,455	6,626,952
3.70%, 04/01/60 (Call 10/01/59)	1,390	1,784,260
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(b)	1,307	1,473,433
5.35%, 03/01/26 (Call 01/01/26)(b)	2,112	2,530,472
5.55%, 12/01/28 (Call 09/01/28)(b)	2,421	3,047,555
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	1,599	1,714,528
3.15%, 05/01/27 (Call 03/01/27)(b)	3,410	3,725,630
3.40%, 05/01/30 (Call 02/01/30)(b)	3,833	4,331,827
3.88%, 06/18/26 (Call 04/18/26)(b)	1,907	2,164,102
4.30%, 06/18/29 (Call 03/18/29)(b)	3,434	4,057,271
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)(b)	10,854	10,897,525
1.65%, 05/20/32 (Call 02/20/32)(b)	5,306	5,310,351
2.15%, 05/20/30 (Call 02/20/30)	4,900	5,202,134
2.60%, 01/30/23 (Call 12/30/22)	128	134,017
2.90%, 05/20/24 (Call 03/20/24)	25	26,922
3.00%, 05/20/22	356	370,155
3.25%, 05/20/27 (Call 02/20/27)	8,396	9,524,674
3.25%, 05/20/50 (Call 11/20/49)	3,299	3,891,896
3.45%, 05/20/25 (Call 02/20/25)	231	257,581
4.30%, 05/20/47 (Call 11/20/46)	6,408	8,660,348
4.65%, 05/20/35 (Call 11/20/34)	4,303	5,787,535
4.80%, 05/20/45 (Call 11/20/44)	1,148	1,641,961
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	2,873	2,969,360
1.75%, 05/04/30 (Call 02/04/30)	2,255	2,334,083
1.85%, 05/15/22 (Call 04/15/22)	1,030	1,052,361
2.25%, 05/01/23 (Call 02/01/23)	1,149	1,195,925
2.25%, 09/04/29 (Call 06/04/29)	1,919	2,069,680
2.63%, 05/15/24 (Call 03/15/24)	925	988,982
2.90%, 11/03/27 (Call 08/03/27)	3,958	4,433,514
3.88%, 03/15/39 (Call 09/15/38)	4,273	5,430,000
4.15%, 05/15/48 (Call 11/15/47)	3,654	5,030,644
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	3,206	3,366,845
2.95%, 06/01/24 (Call 04/01/24)	4,984	5,368,964

		510,733,902

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	1,522	1,702,890
3.84%, 05/01/25 (Call 04/01/25)(b)	1,050	1,167,841
4.20%, 05/01/30 (Call 02/01/30)(b)	895	1,057,255

		3,927,986

Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	1,095	1,077,830
2.50%, 09/15/50 (Call 03/15/50)	6,059	5,856,690
3.40%, 09/15/26 (Call 06/15/26)	895	1,016,604
3.40%, 06/15/27 (Call 03/15/27)	1,027	1,166,302
4.50%, 06/15/47 (Call 12/15/46)	2,347	3,047,791
Adobe Inc.
1.70%, 02/01/23	1,841	1,899,120
1.90%, 02/01/25 (Call 01/01/25)	2,164	2,283,777

Security	Par (000)	Value

Software (continued)
2.15%, 02/01/27 (Call 12/01/26)	$1,621	$1,741,457
2.30%, 02/01/30 (Call 11/01/29)	6,079	6,607,265
3.25%, 02/01/25 (Call 11/01/24)	2,389	2,639,630
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	1,206	1,338,202
3.50%, 06/15/27 (Call 03/15/27)	3,001	3,402,174
3.60%, 12/15/22 (Call 09/15/22)	2,100	2,210,334
4.38%, 06/15/25 (Call 03/15/25)	2,495	2,836,191
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	4,501	4,922,609
3.40%, 06/27/26 (Call 03/27/26)	1,609	1,812,474
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	2,431	2,736,820
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,790	2,010,098
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	1,026	1,101,616
4.50%, 12/01/27 (Call 09/01/27)	3,957	4,547,266
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	2,992	3,564,818
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	2,278	2,533,979
3.50%, 04/15/23 (Call 01/15/23)	1,019	1,082,086
3.75%, 05/21/29 (Call 02/21/29)	2,492	2,910,183
3.88%, 06/05/24 (Call 03/05/24)	100	110,068
4.50%, 08/15/46 (Call 02/15/46)	1,454	1,818,314
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	1,937	2,307,083
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	6,864	7,307,208
2.65%, 06/01/30 (Call 03/01/30)	5,574	6,052,862
2.75%, 07/01/24 (Call 06/01/24)	5,998	6,420,799
3.20%, 07/01/26 (Call 05/01/26)	6,948	7,793,294
3.50%, 10/01/22 (Call 07/01/22)	2,680	2,808,988
3.50%, 07/01/29 (Call 04/01/29)	10,112	11,621,216
3.80%, 10/01/23 (Call 09/01/23)	2,180	2,375,982
3.85%, 06/01/25 (Call 03/01/25)	3,412	3,850,715
4.20%, 10/01/28 (Call 07/01/28)	2,111	2,514,011
4.40%, 07/01/49 (Call 01/01/49)	4,525	5,986,349
Intuit Inc.
0.65%, 07/15/23	4,221	4,247,846
0.95%, 07/15/25 (Call 06/15/25)	5,095	5,153,694
1.35%, 07/15/27 (Call 05/15/27)	5,248	5,365,450
1.65%, 07/15/30 (Call 04/15/30)	4,450	4,561,784
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	7,044	7,353,725
2.13%, 11/15/22	2,150	2,229,851
2.38%, 02/12/22 (Call 01/12/22)	5,702	5,835,712
2.38%, 05/01/23 (Call 02/01/23)	4,250	4,444,523
2.40%, 02/06/22 (Call 01/06/22)	2,095	2,145,343
2.40%, 08/08/26 (Call 05/08/26)	16,729	18,230,930
2.53%, 06/01/50 (Call 12/01/49)	38,844	41,755,746
2.65%, 11/03/22 (Call 09/03/22)	5,548	5,783,291
2.68%, 06/01/60 (Call 12/01/59)	17,078	18,664,375
2.70%, 02/12/25 (Call 11/12/24)	6,761	7,339,944
2.88%, 02/06/24 (Call 12/06/23)	8,710	9,349,837
3.13%, 11/03/25 (Call 08/03/25)	4,114	4,595,091
3.30%, 02/06/27 (Call 11/06/26)	10,980	12,540,478
3.45%, 08/08/36 (Call 02/08/36)	6,006	7,431,824
3.50%, 02/12/35 (Call 08/12/34)	8,826	10,957,391
3.50%, 11/15/42	5,218	6,531,214
3.63%, 12/15/23 (Call 09/15/23)	6,549	7,158,319
3.70%, 08/08/46 (Call 02/08/46)	17,920	22,997,274

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.75%, 02/12/45 (Call 08/12/44)	$600	$776,172
3.95%, 08/08/56 (Call 02/08/56)	6,231	8,572,734
4.00%, 02/12/55 (Call 08/12/54)	176	247,333
4.10%, 02/06/37 (Call 08/06/36)	6,450	8,478,525
4.20%, 11/03/35 (Call 05/03/35)	5,409	7,208,466
4.25%, 02/06/47 (Call 08/06/46)	162	227,203
4.45%, 11/03/45 (Call 05/03/45)	325	464,347
4.50%, 02/06/57 (Call 08/06/56)	200	302,990
4.75%, 11/03/55 (Call 05/03/55)	171	261,769
5.30%, 02/08/41	54	82,503
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	5,956	6,267,439
2.50%, 05/15/22 (Call 03/15/22)	12,119	12,463,543
2.50%, 10/15/22	8,087	8,418,244
2.50%, 04/01/25 (Call 03/01/25)	6,855	7,359,734
2.63%, 02/15/23 (Call 01/15/23)	7,053	7,386,325
2.65%, 07/15/26 (Call 04/15/26)	12,037	13,143,923
2.80%, 04/01/27 (Call 02/01/27)	6,213	6,829,392
2.95%, 11/15/24 (Call 09/15/24)	6,299	6,835,612
2.95%, 05/15/25 (Call 02/15/25)	6,689	7,299,371
2.95%, 04/01/30 (Call 01/01/30)	12,672	14,212,788
3.25%, 11/15/27 (Call 08/15/27)	6,161	6,986,820
3.25%, 05/15/30 (Call 02/15/30)	7,680	8,860,954
3.40%, 07/08/24 (Call 04/08/24)	6,089	6,649,980
3.60%, 04/01/40 (Call 10/01/39)	12,135	14,174,529
3.60%, 04/01/50 (Call 10/01/49)	15,646	18,204,277
3.63%, 07/15/23	2,627	2,849,428
3.80%, 11/15/37 (Call 05/15/37)	6,381	7,640,673
3.85%, 07/15/36 (Call 01/15/36)	5,035	6,110,124
3.85%, 04/01/60 (Call 10/01/59)	10,225	12,599,449
3.90%, 05/15/35 (Call 11/15/34)	3,661	4,517,784
4.00%, 07/15/46 (Call 01/15/46)	6,398	7,798,778
4.00%, 11/15/47 (Call 05/15/47)	2,732	3,347,055
4.13%, 05/15/45 (Call 11/15/44)	6,354	7,855,704
4.30%, 07/08/34 (Call 01/08/34)	8,242	10,523,138
4.38%, 05/15/55 (Call 11/15/54)	6,704	8,834,263
4.50%, 07/08/44 (Call 01/08/44)	3,883	5,040,561
5.38%, 07/15/40	9,741	14,010,773
6.13%, 07/08/39	4,258	6,565,155
6.50%, 04/15/38	4,270	6,795,193
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	4,690	5,006,200
3.70%, 04/11/28 (Call 01/11/28)	6,573	7,747,595
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	5,825	5,671,395
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	7,360	7,663,232
3.90%, 08/21/27 (Call 05/21/27)	2,101	2,353,309
4.50%, 05/15/25 (Call 04/15/25)	801	910,785
4.65%, 05/15/27 (Call 03/15/27)	7,073	8,283,968
4.70%, 05/15/30 (Call 02/15/30)	1,040	1,267,729

		655,093,111

Telecommunications — 1.4%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	4,500	4,922,730
3.13%, 07/16/22	3,328	3,463,782
3.63%, 04/22/29 (Call 01/22/29)	801	914,646
4.38%, 07/16/42	3,960	5,023,933
4.38%, 04/22/49 (Call 10/22/48)	2,946	3,838,284
6.13%, 11/15/37	3,490	5,057,324
6.13%, 03/30/40	7,541	11,210,828

Security	Par (000)	Value

Telecommunications (continued)
6.38%, 03/01/35	$3,057	$4,569,940
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	8,380	8,516,929
2.25%, 02/01/32 (Call 11/01/31)	10,615	10,726,139
2.30%, 06/01/27 (Call 04/01/27)	1,282	1,361,625
2.63%, 12/01/22 (Call 09/01/22)	2,300	2,388,757
2.75%, 06/01/31 (Call 03/01/31)	10,876	11,558,687
2.95%, 07/15/26 (Call 04/15/26)	3,185	3,537,675
3.00%, 06/30/22 (Call 04/30/22)	1,960	2,032,461
3.10%, 02/01/43 (Call 08/01/42)	4,814	4,928,381
3.30%, 02/01/52 (Call 08/01/51)	5,902	5,853,604
3.40%, 05/15/25 (Call 02/15/25)	412	458,943
3.50%, 06/01/41 (Call 12/01/40)	7,543	8,143,347
3.50%, 09/15/53 (Call 03/15/53)(b)	38,442	39,405,741
3.50%, 02/01/61 (Call 08/01/60)	4,316	4,357,649
3.55%, 09/15/55 (Call 03/15/55)(b)	52,403	53,846,703
3.60%, 07/15/25 (Call 04/15/25)	100	112,213
3.65%, 06/01/51 (Call 12/01/50)	6,339	6,708,690
3.65%, 09/15/59 (Call 03/15/59)(b)	33,579	34,258,639
3.80%, 02/15/27 (Call 11/15/26)	4,703	5,376,517
3.85%, 06/01/60 (Call 12/01/59)	6,055	6,443,852
3.88%, 01/15/26 (Call 10/15/25)	4,957	5,688,604
3.90%, 03/11/24 (Call 12/11/23)	1,762	1,935,117
3.95%, 01/15/25 (Call 10/15/24)	5,875	6,611,196
4.05%, 12/15/23	763	844,794
4.10%, 02/15/28 (Call 11/15/27)	6,391	7,527,128
4.13%, 02/17/26 (Call 11/17/25)	8,648	10,043,009
4.25%, 03/01/27 (Call 12/01/26)	6,194	7,258,872
4.30%, 02/15/30 (Call 11/15/29)	9,752	11,666,513
4.30%, 12/15/42 (Call 06/15/42)	5,670	6,633,787
4.35%, 03/01/29 (Call 12/01/28)	10,569	12,606,598
4.35%, 06/15/45 (Call 12/15/44)	2,813	3,325,979
4.45%, 04/01/24 (Call 01/01/24)	4,143	4,635,354
4.50%, 05/15/35 (Call 11/15/34)	10,174	12,335,670
4.50%, 03/09/48 (Call 09/09/47)	14,388	17,465,305
4.55%, 03/09/49 (Call 09/09/48)	85	102,169
4.65%, 06/01/44 (Call 12/01/43)	1,384	1,637,286
4.75%, 05/15/46 (Call 11/15/45)	151	186,829
4.80%, 06/15/44 (Call 12/15/43)	3,158	3,970,869
4.85%, 03/01/39 (Call 09/01/38)	8,557	10,729,366
4.85%, 07/15/45 (Call 01/15/45)	136	170,322
4.90%, 08/15/37 (Call 02/14/37)	2,548	3,186,809
4.90%, 06/15/42	4,045	5,019,602
5.15%, 03/15/42	200	256,680
5.15%, 11/15/46 (Call 05/15/46)	250	328,120
5.25%, 03/01/37 (Call 09/01/36)	44	57,029
5.35%, 09/01/40	216	284,558
5.45%, 03/01/47 (Call 09/01/46)	183	244,245
5.55%, 08/15/41	145	193,692
5.70%, 03/01/57 (Call 09/01/56)	91	128,279
6.00%, 08/15/40 (Call 05/15/40)	15	21,123
6.15%, 09/15/34	2,060	2,801,950
6.25%, 03/29/41	50	71,947
6.38%, 03/01/41	145	209,548
6.55%, 02/15/39	111	162,122
Bell Canada
4.30%, 07/29/49 (Call 01/29/49)	1,810	2,344,095
4.46%, 04/01/48 (Call 10/01/47)	3,826	5,086,361
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	2,367	2,619,867

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.13%, 12/04/28 (Call 09/24/28)	$2,723	$3,335,484
9.63%, 12/15/30	6,267	10,217,905
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,127	2,231,223
2.50%, 09/20/26 (Call 06/20/26)	2,362	2,596,499
2.60%, 02/28/23	4,176	4,392,651
2.95%, 02/28/26	1,444	1,610,926
3.00%, 06/15/22	2,086	2,174,488
3.50%, 06/15/25	1,445	1,632,301
3.63%, 03/04/24	3,469	3,828,735
5.50%, 01/15/40	6,736	10,173,516
5.90%, 02/15/39	6,784	10,448,853
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	2,087	2,148,170
3.90%, 11/15/49 (Call 05/15/49)	2,735	3,279,921
4.38%, 11/15/57 (Call 05/15/57)	1,677	2,082,180
4.70%, 03/15/37	368	444,890
4.75%, 03/15/42	589	739,890
5.35%, 11/15/48 (Call 05/15/48)	2,505	3,542,070
5.45%, 11/15/79 (Call 05/15/79)	3,678	4,964,601
5.75%, 08/15/40	2,672	3,549,752
5.85%, 11/15/68 (Call 05/15/68)	1,192	1,690,804
Deutsche Telekom International Finance BV
8.75%, 06/15/30	7,634	12,104,699
9.25%, 06/01/32	2,636	4,490,927
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	1,420	1,631,140
4.35%, 06/15/25 (Call 03/15/25)	1,436	1,630,664
4.50%, 03/15/24	2,058	2,293,723
5.95%, 03/15/41	2,244	2,940,336
Koninklijke KPN NV, 8.38%, 10/01/30	145	204,698
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	4,378	4,468,406
3.50%, 03/01/23	40	42,356
4.00%, 09/01/24	3,611	4,034,570
4.60%, 02/23/28 (Call 11/23/27)	4,467	5,314,613
4.60%, 05/23/29 (Call 02/23/29)	2,166	2,592,854
5.50%, 09/01/44	1,553	1,959,001
Orange SA
5.38%, 01/13/42	3,228	4,578,724
5.50%, 02/06/44 (Call 08/06/43)	1,094	1,615,586
9.00%, 03/01/31	6,799	11,173,613
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,255	2,505,801
3.00%, 03/15/23 (Call 12/15/22)	945	993,942
3.63%, 12/15/25 (Call 09/15/25)	2,035	2,303,010
3.70%, 11/15/49 (Call 05/15/49)	3,486	4,152,488
4.10%, 10/01/23 (Call 07/01/23)	4,312	4,714,698
4.30%, 02/15/48 (Call 08/15/47)	1,327	1,696,596
4.35%, 05/01/49 (Call 11/01/48)	4,830	6,206,453
4.50%, 03/15/43 (Call 09/15/42)	1,918	2,458,397
5.00%, 03/15/44 (Call 09/15/43)	3,598	4,903,210
5.45%, 10/01/43 (Call 04/01/43)	3,173	4,475,548
7.50%, 08/15/38	1,641	2,628,242
Telefonica Emisiones SA
4.10%, 03/08/27	3,125	3,587,781
4.57%, 04/27/23	1,131	1,236,477
4.67%, 03/06/38	5,285	6,337,138
4.90%, 03/06/48	2,446	3,009,436
5.21%, 03/08/47	9,759	12,384,561

Security	Par (000)	Value

Telecommunications (continued)
5.52%, 03/01/49 (Call 09/01/48)	$3,390	$4,503,717
7.05%, 06/20/36	6,905	10,317,313
Telefonica Europe BV, 8.25%, 09/15/30	2,017	3,076,570
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,215	2,408,591
3.70%, 09/15/27 (Call 06/15/27)	2,929	3,337,390
4.30%, 06/15/49 (Call 12/15/48)	2,347	2,954,404
4.60%, 11/16/48 (Call 05/16/48)	3,172	4,162,489
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(b)	98	99,810
2.05%, 02/15/28 (Call 12/15/27)(b)	6,550	6,729,863
2.25%, 11/15/31 (Call 08/15/31)(b)	4,668	4,743,762
2.55%, 02/15/31 (Call 11/15/30)(b)	9,979	10,390,235
3.00%, 02/15/41 (Call 08/15/40)(b)	6,401	6,574,083
3.30%, 02/15/51 (Call 08/15/50)(b)	5,010	5,248,075
3.50%, 04/15/25 (Call 03/15/25)(b)	10,811	11,949,182
3.60%, 11/15/60 (Call 05/15/60)(b)	2,100	2,243,661
3.75%, 04/15/27 (Call 02/15/27)(b)	10,884	12,299,138
3.88%, 04/15/30 (Call 01/15/30)(b)	27,990	32,102,851
4.38%, 04/15/40 (Call 10/15/39)(b)	6,998	8,550,436
4.50%, 04/15/50 (Call 10/15/49)(b)	11,041	13,788,222
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	18,172	18,248,322
1.50%, 09/18/30 (Call 06/18/30)	35	34,615
1.68%, 10/30/30 (Call 07/30/30)(b)	100	100,154
1.75%, 01/20/31 (Call 10/20/30)	20,504	20,729,339
2.45%, 11/01/22 (Call 08/01/22)	1,807	1,869,360
2.63%, 08/15/26	12,289	13,441,462
2.65%, 11/20/40 (Call 05/20/40)	10,325	10,647,450
2.88%, 11/20/50 (Call 05/20/50)	10,450	10,912,935
2.95%, 03/15/22	4,338	4,480,937
2.99%, 10/30/56 (Call 04/30/56)(b)	17,284	18,272,299
3.00%, 03/22/27 (Call 01/22/27)	2,856	3,174,016
3.00%, 11/20/60 (Call 05/20/60)	10,460	11,051,513
3.15%, 03/22/30 (Call 12/22/29)	6,505	7,317,214
3.38%, 02/15/25	10,683	11,874,155
3.50%, 11/01/24 (Call 08/01/24)	7,304	8,065,369
3.85%, 11/01/42 (Call 05/01/42)	5,859	7,098,413
3.88%, 02/08/29 (Call 11/08/28)	5,274	6,215,884
4.00%, 03/22/50 (Call 09/22/49)	3,050	3,823,846
4.02%, 12/03/29 (Call 09/03/29)	9,599	11,450,839
4.13%, 03/16/27	8,218	9,734,303
4.13%, 08/15/46	4,396	5,537,333
4.15%, 03/15/24 (Call 12/15/23)	1,211	1,338,966
4.27%, 01/15/36	6,844	8,584,429
4.33%, 09/21/28	25,015	30,362,957
4.40%, 11/01/34 (Call 05/01/34)	10,356	13,091,952
4.50%, 08/10/33	11,945	15,183,767
4.52%, 09/15/48	8,783	11,702,908
4.67%, 03/15/55	4,828	6,630,582
4.75%, 11/01/41	3,846	5,162,101
4.81%, 03/15/39	6,465	8,607,824
4.86%, 08/21/46	12,794	17,571,663
5.01%, 04/15/49	6,495	9,189,126
5.01%, 08/21/54	392	564,558
5.15%, 09/15/23	5,618	6,345,419
5.25%, 03/16/37	4,013	5,564,265
5.50%, 03/16/47	3,612	5,382,458
6.55%, 09/15/43	1,763	2,854,121
7.75%, 12/01/30	100	152,767

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
2.50%, 09/26/22	$455	$471,849
2.95%, 02/19/23	1,311	1,381,283
3.75%, 01/16/24	6,533	7,147,886
4.13%, 05/30/25	4,406	5,041,081
4.25%, 09/17/50	4,709	5,782,369
4.38%, 05/30/28	1,311	1,572,584
4.38%, 02/19/43	6,527	8,069,526
4.88%, 06/19/49	5,970	7,798,014
5.00%, 05/30/38	3,857	5,016,376
5.13%, 06/19/59	4,131	5,561,731
5.25%, 05/30/48	9,041	12,342,321
6.15%, 02/27/37	4,781	6,899,748
6.25%, 11/30/32	1,243	1,717,540
7.88%, 02/15/30	3,395	5,028,470

		1,148,843,551

Textiles — 0.0%
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)	1,700	1,892,746
3.85%, 02/01/23 (Call 11/01/22)	2,453	2,605,233

		4,497,979

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	2,585	2,672,192
3.00%, 11/19/24 (Call 10/19/24)	2,760	2,971,361
3.50%, 09/15/27 (Call 06/15/27)	2,544	2,770,746
3.55%, 11/19/26 (Call 09/19/26)	1,414	1,559,727
3.90%, 11/19/29 (Call 08/19/29)	1,538	1,720,930
5.10%, 05/15/44 (Call 11/15/43)	2,594	2,914,411
6.35%, 03/15/40	1,709	2,185,965

		16,795,332

Transportation — 0.7%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(a)	775	882,128
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,423	2,550,377
3.00%, 04/01/25 (Call 01/01/25)	2,633	2,891,640
3.05%, 03/15/22 (Call 12/15/21)	465	478,253
3.05%, 09/01/22 (Call 06/01/22)	3,546	3,691,315
3.05%, 02/15/51 (Call 08/15/50)	3,150	3,657,244
3.25%, 06/15/27 (Call 03/15/27)	3,718	4,237,479
3.40%, 09/01/24 (Call 12/01/23)	2,343	2,569,357
3.55%, 02/15/50 (Call 08/15/49)	1,955	2,453,857
3.65%, 09/01/25 (Call 06/01/25)	1,154	1,306,374
3.75%, 04/01/24 (Call 01/01/24)	3,608	3,957,110
3.85%, 09/01/23 (Call 06/01/23)	3,695	4,015,393
3.90%, 08/01/46 (Call 02/01/46)	2,628	3,385,889
4.05%, 06/15/48 (Call 12/15/47)	4,293	5,739,827
4.13%, 06/15/47 (Call 12/15/46)	1,225	1,638,389
4.15%, 04/01/45 (Call 10/01/44)	3,443	4,557,017
4.15%, 12/15/48 (Call 06/15/48)	1,348	1,819,881
4.38%, 09/01/42 (Call 03/01/42)	3,012	3,993,761
4.40%, 03/15/42 (Call 09/15/41)	1,831	2,424,427
4.45%, 03/15/43 (Call 09/15/42)	3,700	4,963,846
4.55%, 09/01/44 (Call 03/01/44)	1,953	2,684,184
4.70%, 09/01/45 (Call 03/01/45)	2,285	3,226,694
4.90%, 04/01/44 (Call 10/01/43)	5,129	7,297,900
4.95%, 09/15/41 (Call 03/15/41)	1,585	2,212,819
5.05%, 03/01/41 (Call 09/01/40)	1,045	1,465,675

Security	Par (000)	Value

Transportation (continued)
5.15%, 09/01/43 (Call 03/01/43)	$3,040	$4,395,232
5.40%, 06/01/41 (Call 12/01/40)	2,033	2,956,592
5.75%, 05/01/40 (Call 11/01/39)	1,885	2,823,523
6.15%, 05/01/37	667	1,018,209
6.20%, 08/15/36	445	673,957
7.00%, 12/15/25	910	1,181,662
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	3,460	3,566,291
2.75%, 03/01/26 (Call 12/01/25)	2,503	2,740,960
2.85%, 12/15/21 (Call 09/15/21)	1,048	1,068,897
2.95%, 11/21/24 (Call 08/21/24)	3,813	4,103,589
3.20%, 08/02/46 (Call 02/02/46)	3,804	4,417,395
3.65%, 02/03/48 (Call 08/03/47)	1,874	2,341,675
4.45%, 01/20/49 (Call 07/20/48)	1,445	2,057,752
6.20%, 06/01/36	618	938,013
6.25%, 08/01/34	875	1,337,814
6.38%, 11/15/37	397	621,865
6.90%, 07/15/28	840	1,160,704
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	1,046	1,095,235
2.90%, 02/01/25 (Call 11/01/24)	4,759	5,164,276
4.00%, 06/01/28 (Call 03/01/28)	2,668	3,155,817
4.80%, 09/15/35 (Call 03/15/35)	1,803	2,384,305
4.80%, 08/01/45 (Call 02/01/45)	2,112	2,923,958
5.95%, 05/15/37	658	980,933
6.13%, 09/15/15 (Call 03/15/15)	1,654	2,636,608
7.13%, 10/15/31	3,982	5,905,744
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	2,200	2,578,884
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,188	1,285,178
2.60%, 11/01/26 (Call 08/01/26)	5,293	5,772,440
3.25%, 06/01/27 (Call 03/01/27)	5,430	6,135,520
3.35%, 11/01/25 (Call 08/01/25)	5,299	5,924,759
3.35%, 09/15/49 (Call 03/15/49)	2,484	2,897,611
3.40%, 08/01/24 (Call 05/01/24)	2,809	3,076,108
3.70%, 11/01/23 (Call 08/01/23)	704	765,325
3.80%, 03/01/28 (Call 12/01/27)	2,655	3,103,695
3.80%, 11/01/46 (Call 05/01/46)	3,816	4,673,913
3.80%, 04/15/50 (Call 10/15/49)	3,366	4,230,894
3.95%, 05/01/50 (Call 11/01/49)	2,481	3,193,245
4.10%, 03/15/44 (Call 09/15/43)	2,853	3,557,149
4.25%, 03/15/29 (Call 12/15/28)	3,036	3,680,178
4.25%, 11/01/66 (Call 05/01/66)	3,478	4,665,250
4.30%, 03/01/48 (Call 09/01/47)	1,268	1,662,386
4.40%, 03/01/43 (Call 09/01/42)	882	1,122,839
4.50%, 03/15/49 (Call 09/15/48)	2,476	3,353,098
4.50%, 08/01/54 (Call 02/01/54)	1,550	2,066,212
4.65%, 03/01/68 (Call 09/01/67)	360	500,846
4.75%, 05/30/42 (Call 11/30/41)	2,690	3,578,130
4.75%, 11/15/48 (Call 05/15/48)	1,291	1,790,088
5.50%, 04/15/41 (Call 10/15/40)	444	630,245
6.00%, 10/01/36	920	1,339,244
6.15%, 05/01/37	1,060	1,534,149
6.22%, 04/30/40	1,868	2,842,181
FedEx Corp.
2.63%, 08/01/22	1,196	1,239,522
3.10%, 08/05/29 (Call 05/05/29)	3,733	4,179,504
3.20%, 02/01/25	4,754	5,228,925
3.25%, 04/01/26 (Call 01/01/26)	2,856	3,189,210

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.30%, 03/15/27 (Call 12/15/26)	$2,405	$2,696,197
3.40%, 01/14/22	464	479,377
3.40%, 02/15/28 (Call 11/15/27)	3,293	3,755,140
3.80%, 05/15/25 (Call 04/15/25)	1,408	1,592,082
3.88%, 08/01/42	905	1,053,999
3.90%, 02/01/35	3,410	4,095,274
4.00%, 01/15/24	3,779	4,180,708
4.05%, 02/15/48 (Call 08/15/47)	4,359	5,291,608
4.10%, 04/15/43	1,465	1,754,557
4.10%, 02/01/45	2,880	3,432,125
4.20%, 10/17/28 (Call 07/17/28)	263	315,721
4.25%, 05/15/30 (Call 02/15/30)	2,800	3,409,140
4.40%, 01/15/47 (Call 07/15/46)	3,670	4,624,053
4.55%, 04/01/46 (Call 10/01/45)	4,195	5,381,514
4.75%, 11/15/45 (Call 05/15/45)	3,642	4,784,605
4.90%, 01/15/34	1,979	2,560,153
4.95%, 10/17/48 (Call 04/17/48)	1,208	1,646,419
5.10%, 01/15/44	2,742	3,706,526
5.25%, 05/15/50 (Call 11/15/49)	4,002	5,700,449
Class AA, 1.88%, 08/20/35	154	157,175
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,186,637
3.88%, 03/01/26 (Call 01/01/26)	1,733	1,986,573
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	2,113	2,278,976
3.00%, 05/15/23 (Call 02/15/23)	2,641	2,731,745
3.50%, 05/01/50 (Call 11/01/49)	500	549,795
4.20%, 11/15/69 (Call 05/15/69)	1,605	1,873,372
4.30%, 05/15/43 (Call 11/15/42)	2,818	3,129,924
4.70%, 05/01/48 (Call 11/01/47)	210	262,307
4.95%, 08/15/45 (Call 02/15/45)	3,247	4,154,504
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,527	3,785,988
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	1,911	2,074,371
2.90%, 02/15/23 (Call 11/15/22)	3,405	3,572,730
2.90%, 06/15/26 (Call 03/15/26)	2,623	2,899,753
3.00%, 04/01/22 (Call 01/01/22)	3,812	3,923,730
3.05%, 05/15/50 (Call 11/15/49)	3,877	4,280,790
3.15%, 06/01/27 (Call 03/01/27)	1,649	1,835,271
3.16%, 05/15/55 (Call 11/15/54)	3,260	3,650,385
3.25%, 12/01/21 (Call 09/01/21)	2,032	2,078,025
3.40%, 11/01/49 (Call 05/01/49)	1,804	2,103,392
3.65%, 08/01/25 (Call 06/01/25)	2,420	2,712,820
3.80%, 08/01/28 (Call 05/01/28)	2,924	3,424,472
3.85%, 01/15/24 (Call 10/15/23)	3,599	3,929,748
3.94%, 11/01/47 (Call 05/01/47)	3,254	4,054,907
3.95%, 10/01/42 (Call 04/01/42)	987	1,200,952
4.05%, 08/15/52 (Call 02/15/52)	1,439	1,860,569
4.10%, 05/15/49 (Call 11/15/48)	1,090	1,386,567
4.15%, 02/28/48 (Call 08/28/47)	2,650	3,405,330
4.45%, 06/15/45 (Call 12/15/44)	2,362	3,101,070
4.65%, 01/15/46 (Call 07/15/45)	1,630	2,182,179
4.84%, 10/01/41	2,782	3,748,216
7.80%, 05/15/27	50	68,075
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,650	1,703,724
2.50%, 09/01/24 (Call 08/01/24)	2,596	2,752,097
2.80%, 03/01/22 (Call 02/01/22)	2,025	2,079,756
2.88%, 06/01/22 (Call 05/01/22)	1,343	1,388,044
2.90%, 12/01/26 (Call 10/01/26)	1,297	1,415,779

Security	Par (000)	Value

Transportation (continued)
3.35%, 09/01/25 (Call 08/01/25)	$525	$580,435
3.40%, 03/01/23 (Call 02/01/23)	1,175	1,245,594
3.65%, 03/18/24 (Call 02/18/24)	2,381	2,600,981
3.75%, 06/09/23 (Call 05/09/23)	1,660	1,787,040
3.88%, 12/01/23 (Call 11/01/23)	3,317	3,616,028
4.63%, 06/01/25 (Call 05/01/25)	1,293	1,488,605
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,437	1,531,353
2.40%, 02/05/30 (Call 11/05/29)	2,022	2,193,506
2.75%, 04/15/23 (Call 01/15/23)	1,675	1,757,578
2.75%, 03/01/26 (Call 12/01/25)	3,162	3,455,813
2.95%, 03/01/22	853	881,004
2.95%, 01/15/23 (Call 10/15/22)	220	230,237
2.97%, 09/16/62 (Call 03/16/62)(b)	374	396,724
3.00%, 04/15/27 (Call 01/15/27)	2,940	3,261,136
3.15%, 03/01/24 (Call 02/01/24)	2,876	3,106,828
3.25%, 01/15/25 (Call 10/15/24)	2,393	2,626,676
3.25%, 08/15/25 (Call 05/15/25)	3,130	3,466,225
3.25%, 02/05/50 (Call 08/05/49)	4,315	4,949,736
3.35%, 08/15/46 (Call 02/15/46)	1,556	1,772,066
3.38%, 02/01/35 (Call 08/01/34)	1,686	1,956,502
3.50%, 06/08/23 (Call 05/08/23)	2,050	2,201,844
3.55%, 08/15/39 (Call 02/15/39)	3,840	4,488,845
3.60%, 09/15/37 (Call 03/15/37)	3,879	4,543,124
3.65%, 02/15/24 (Call 11/15/23)	436	474,512
3.70%, 03/01/29 (Call 12/01/28)	3,040	3,567,166
3.75%, 03/15/24 (Call 12/15/23)	3,032	3,315,462
3.75%, 07/15/25 (Call 05/15/25)	2,485	2,815,356
3.75%, 02/05/70 (Call 08/05/69)	3,710	4,400,802
3.80%, 10/01/51 (Call 04/01/51)	2,721	3,371,618
3.84%, 03/20/60 (Call 09/20/59)	3,417	4,205,370
3.88%, 02/01/55 (Call 08/01/54)	2,322	2,865,441
3.95%, 09/10/28 (Call 06/10/28)	5,224	6,195,351
3.95%, 08/15/59 (Call 02/15/59)	1,695	2,114,885
4.00%, 04/15/47 (Call 10/15/46)	1,641	2,057,699
4.05%, 11/15/45 (Call 05/15/45)	2,625	3,280,778
4.05%, 03/01/46 (Call 09/01/45)	2,803	3,489,735
4.10%, 09/15/67 (Call 03/15/67)	1,411	1,763,623
4.15%, 01/15/45 (Call 07/15/44)	2,733	3,418,956
4.16%, 07/15/22 (Call 04/15/22)	1,056	1,110,901
4.30%, 03/01/49 (Call 09/01/48)	2,219	2,929,080
4.38%, 09/10/38 (Call 03/10/38)	1,553	1,951,717
4.38%, 11/15/65 (Call 05/15/65)	2,056	2,674,527
4.50%, 09/10/48 (Call 03/10/48)	2,163	2,915,897
6.63%, 02/01/29	815	1,100,853
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	1,988	2,107,876
2.35%, 05/16/22 (Call 04/16/22)	2,734	2,811,427
2.40%, 11/15/26 (Call 08/15/26)	2,160	2,356,452
2.45%, 10/01/22	6,160	6,400,486
2.50%, 04/01/23 (Call 03/01/23)	4,643	4,870,043
2.50%, 09/01/29 (Call 06/01/29)	1,863	2,037,470
2.80%, 11/15/24 (Call 09/15/24)	2,707	2,938,800
3.05%, 11/15/27 (Call 08/15/27)	4,620	5,220,831
3.40%, 03/15/29 (Call 12/15/28)	3,209	3,736,078
3.40%, 11/15/46 (Call 05/15/46)	2,816	3,415,273
3.40%, 09/01/49 (Call 03/01/49)	2,497	3,059,924
3.63%, 10/01/42	915	1,096,646
3.75%, 11/15/47 (Call 05/15/47)	2,701	3,450,528
3.90%, 04/01/25 (Call 03/01/25)	2,391	2,704,556

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.25%, 03/15/49 (Call 09/15/48)	$3,003	$4,037,083
4.45%, 04/01/30 (Call 01/01/30)	1,508	1,900,246
4.88%, 11/15/40 (Call 05/15/40)	1,195	1,665,472
5.20%, 04/01/40 (Call 10/01/39)	3,390	4,865,972
5.30%, 04/01/50 (Call 10/01/49)	3,997	6,165,053
6.20%, 01/15/38	4,978	7,816,804

		565,752,594

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	1,235	1,339,864
3.25%, 09/15/26 (Call 06/15/26)	880	964,973
3.50%, 03/15/28 (Call 12/15/27)	1,668	1,859,853
3.85%, 03/30/27 (Call 12/30/26)	1,626	1,830,925
4.00%, 06/30/30 (Call 03/30/30)	458	537,513
4.35%, 02/15/24 (Call 01/15/24)	1,598	1,759,270
4.55%, 11/07/28 (Call 08/07/28)	1,350	1,621,566
4.70%, 04/01/29 (Call 01/01/29)	1,297	1,584,312
5.20%, 03/15/44 (Call 09/15/43)	925	1,202,694

		12,700,970

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	2,874	3,183,472
2.95%, 09/01/27 (Call 06/01/27)	1,740	1,925,902
3.40%, 03/01/25 (Call 12/01/24)	4,000	4,423,200
3.45%, 06/01/29 (Call 03/01/29)	1,963	2,262,573
3.45%, 05/01/50 (Call 11/01/49)	3,114	3,728,766
3.75%, 09/01/28 (Call 06/01/28)	2,487	2,909,392
3.75%, 09/01/47 (Call 03/01/47)	2,761	3,417,069
3.85%, 03/01/24 (Call 12/01/23)	1,464	1,600,006
4.00%, 12/01/46 (Call 06/01/46)	900	1,131,903
4.15%, 06/01/49 (Call 12/01/48)	1,600	2,112,544
4.20%, 09/01/48 (Call 03/01/48)	729	954,560
4.30%, 12/01/42 (Call 06/01/42)	805	1,042,402
4.30%, 09/01/45 (Call 03/01/45)	2,389	3,100,134
6.59%, 10/15/37	658	1,029,579
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	705	761,224
3.35%, 04/15/50 (Call 10/15/49)	3,074	3,442,818
3.57%, 05/01/29 (Call 02/01/29)	1,495	1,700,473
4.28%, 05/01/49 (Call 11/01/48)	1,540	1,956,539
United Utilities PLC, 6.88%, 08/15/28	41	53,207

		40,735,763

Total Corporate Bonds & Notes — 28.5% (Cost: $21,769,535,275)		23,831,405,976

Foreign Government Obligations(g)

Canada — 0.3%
Canada Government International Bond
1.63%, 01/22/25	11,425	12,004,590
2.00%, 11/15/22	6,565	6,793,396
2.63%, 01/25/22	5,880	6,043,640
Export Development Canada
1.38%, 02/24/23	12,230	12,537,340
1.75%, 07/18/22	3,000	3,073,500
2.00%, 05/17/22	4,250	4,360,457
2.50%, 01/24/23	1,745	1,829,057
2.63%, 02/21/24	5,000	5,373,150

Security	Par (000)	Value

Canada (continued)
Hydro-Quebec
Series HH, 8.50%, 12/01/29	$1,000	$1,590,940
Series HK, 9.38%, 04/15/30	1,220	2,051,442
Series HY, 8.40%, 01/15/22	1,785	1,943,151
Series IO, 8.05%, 07/07/24	1,915	2,414,528
Province of Alberta Canada
1.00%, 05/20/25(c)	6,000	6,090,540
1.30%, 07/22/30	1,060	1,058,209
1.88%, 11/13/24	2,750	2,893,000
2.20%, 07/26/22	4,968	5,122,207
2.95%, 01/23/24	750	808,515
3.30%, 03/15/28	9,326	10,767,986
3.35%, 11/01/23	7,747	8,403,481
Province of British Columbia Canada
2.00%, 10/23/22	4,027	4,159,247
2.25%, 06/02/26	6,840	7,448,692
6.50%, 01/15/26	163	209,003
Province of Manitoba Canada
2.10%, 09/06/22	3,260	3,359,332
2.13%, 05/04/22	1,660	1,702,380
2.13%, 06/22/26	3,260	3,501,501
3.05%, 05/14/24	1,935	2,099,610
Province of New Brunswick Canada, 3.63%, 02/24/28	1,626	1,896,631
Province of Ontario Canada
1.75%, 01/24/23	8,550	8,807,782
2.00%, 10/02/29	5,100	5,465,313
2.20%, 10/03/22	6,930	7,169,709
2.25%, 05/18/22	6,400	6,582,784
2.30%, 06/15/26	8,285	8,993,202
2.40%, 02/08/22	8,710	8,930,102
2.45%, 06/29/22	2,664	2,754,070
2.50%, 04/27/26	11,265	12,345,201
2.55%, 04/25/22	1,518	1,565,969
3.05%, 01/29/24	1,658	1,795,349
3.20%, 05/16/24	6,863	7,511,828
3.40%, 10/17/23	4,960	5,386,610
Province of Quebec Canada
0.60%, 07/23/25	250	250,565
1.35%, 05/28/30	5,200	5,308,680
2.38%, 01/31/22	5,073	5,197,999
2.50%, 04/20/26	9,268	10,132,982
2.63%, 02/13/23	5,777	6,063,770
2.75%, 04/12/27	7,282	8,131,664
Series NN, 7.13%, 02/09/24	2,022	2,440,150
Series PD, 7.50%, 09/15/29	5,717	8,688,925
Series QO, 2.88%, 10/16/24	8,868	9,683,679
Series QX, 1.50%, 02/11/25	7,947	8,267,343

		261,009,201

Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	3,835	3,954,038
2.45%, 01/31/31 (Call 10/31/30)	4,000	4,242,200
2.55%, 01/27/32 (Call 10/27/31)	4,123	4,388,233
3.13%, 03/27/25	2,500	2,736,700
3.13%, 01/21/26	5,305	5,853,219
3.24%, 02/06/28 (Call 11/06/27)	7,100	7,962,721
3.50%, 01/25/50 (Call 07/25/49)	8,190	9,351,834
3.63%, 10/30/42	1,275	1,472,051

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chile (continued)
3.86%, 06/21/47	$2,275	$2,730,705

		42,691,701

Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	2,910	2,992,411
3.00%, 01/30/30 (Call 10/30/29)	5,690	5,912,707
3.13%, 04/15/31 (Call 01/15/31)	4,130	4,329,892
3.88%, 04/25/27 (Call 01/25/27)	2,281	2,500,341
4.00%, 02/26/24 (Call 11/26/23)	8,517	9,144,362
4.13%, 05/15/51 (Call 11/15/50)	2,895	3,163,482
4.50%, 01/28/26 (Call 10/28/25)	5,935	6,636,814
4.50%, 03/15/29 (Call 12/15/28)	7,674	8,744,216
5.00%, 06/15/45 (Call 12/15/44)	15,460	18,622,962
5.20%, 05/15/49 (Call 11/15/48)	6,755	8,467,730
5.63%, 02/26/44 (Call 08/26/43)	8,652	11,026,109
6.13%, 01/18/41	7,726	10,202,801
7.38%, 09/18/37	6,465	9,291,692
8.13%, 05/21/24	2,874	3,492,312
10.38%, 01/28/33	1,895	3,012,557

		107,540,388

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	2,767	3,612,263

Germany — 0.0%
FMS Wertmanagement
2.00%, 08/01/22	7,407	7,625,432
2.75%, 03/06/23	1,325	1,399,478
2.75%, 01/30/24	8,250	8,885,168

		17,910,078

Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	2,116	2,331,113
5.38%, 03/25/24	9,410	10,747,067
5.75%, 11/22/23	4,075	4,659,273
7.63%, 03/29/41	3,795	6,773,126

		24,510,579

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	4,045	4,390,726
2.95%, 01/11/23	3,008	3,135,840
3.40%, 09/18/29	2,500	2,805,275
3.50%, 01/11/28	1,240	1,387,882
3.50%, 02/14/50	6,165	6,776,445
3.70%, 10/30/49	1,966	2,188,020
3.85%, 10/15/30	4,680	5,480,701
4.10%, 04/24/28	3,065	3,562,143
4.20%, 10/15/50	4,935	5,995,532
4.35%, 01/11/48	6,665	8,095,242
4.45%, 02/11/24	1,525	1,691,515
4.45%, 04/15/70	3,480	4,313,495
4.75%, 02/11/29	4,892	5,951,314
5.35%, 02/11/49	2,910	4,051,942

		59,826,072

Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	8,720	9,638,129
2.88%, 03/16/26	3,290	3,619,132
3.15%, 06/30/23	1,225	1,307,700

Security	Par (000)	Value

Israel (continued)
3.25%, 01/17/28	$3,440	$3,918,298
3.88%, 07/03/50	6,480	7,753,514
4.00%, 06/30/22	4,117	4,353,851
4.13%, 01/17/48	2,355	3,022,289
4.50%, 01/30/43	6,555	8,657,319
4.50%, 04/01/20	3,000	3,983,490
State of Israel
2.50%, 01/15/30	2,545	2,757,253
3.38%, 01/15/50	6,580	7,285,179

		56,296,154

Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	6,649	6,986,769
2.88%, 10/17/29	6,330	6,719,928
4.00%, 10/17/49	8,035	9,028,769
5.38%, 06/15/33	6,328	8,189,444
6.88%, 09/27/23	11,245	13,108,072

		44,032,982

Japan — 0.1%
Japan Bank for International Cooperation
0.63%, 05/22/23	5,000	5,030,000
1.63%, 10/17/22	200	204,784
1.75%, 01/23/23	15,000	15,440,400
1.75%, 10/17/24	5,000	5,234,800
1.88%, 07/21/26	5,970	6,339,185
2.00%, 10/17/29(c)	5,100	5,500,503
2.13%, 02/10/25	680	723,139
2.25%, 11/04/26	7,173	7,778,688
2.38%, 07/21/22	925	955,673
2.38%, 11/16/22	5,242	5,450,107
2.38%, 04/20/26	5,480	5,958,240
2.50%, 06/01/22	11,000	11,354,750
2.50%, 05/23/24	4,225	4,519,694
2.50%, 05/28/25	2,200	2,384,360
2.75%, 01/21/26	6,900	7,616,703
2.75%, 11/16/27	7,709	8,661,139
2.88%, 06/01/27	8,365	9,420,496
2.88%, 07/21/27	4,550	5,132,855
3.00%, 05/29/24	5,000	5,435,650
3.25%, 07/20/23	2,075	2,229,961
3.25%, 07/20/28	400	467,644
3.38%, 07/31/23	900	970,803
3.38%, 10/31/23	500	542,810
3.50%, 10/31/28	1,050	1,251,537
Japan International Cooperation Agency
2.13%, 10/20/26	770	830,445
2.75%, 04/27/27	650	725,432

		120,159,798

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	200	200,360
3.25%, 04/16/30 (Call 01/16/30)(c)	5,850	6,218,374
3.60%, 01/30/25	8,110	8,881,018
3.63%, 03/15/22	1,797	1,867,568
3.75%, 01/11/28	11,805	13,047,948
3.77%, 05/24/61 (Call 11/24/60)	435	434,861
3.90%, 04/27/25 (Call 03/27/25)	200	221,560
4.00%, 10/02/23	6,288	6,844,739
4.13%, 01/21/26	8,630	9,764,327

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
4.15%, 03/28/27	$7,680	$8,736,768
4.35%, 01/15/47	3,685	4,075,389
4.50%, 04/22/29	8,175	9,446,376
4.50%, 01/31/50 (Call 07/31/49)	11,620	13,204,038
4.60%, 01/23/46	9,294	10,571,089
4.60%, 02/10/48	9,579	10,902,243
4.75%, 04/27/32 (Call 01/27/32)	5,672	6,708,445
4.75%, 03/08/44	16,113	18,582,156
5.00%, 04/27/51 (Call 10/27/50)	5,430	6,554,987
5.55%, 01/21/45	9,795	12,500,673
5.75%, 10/12/10	8,639	10,825,358
6.05%, 01/11/40	8,123	10,645,923
6.75%, 09/27/34	10,242	14,174,211
7.50%, 04/08/33	3,352	4,808,880
8.00%, 09/24/22	3,385	3,799,324
8.30%, 08/15/31	4,375	6,550,119
11.50%, 05/15/26	500	744,620

		200,311,354

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	10,120	10,300,338
3.16%, 01/23/30 (Call 10/23/29)	7,385	8,097,505
3.75%, 03/16/25 (Call 12/16/24)	7,185	7,870,305
3.87%, 07/23/60 (Call 01/23/60)	7,700	8,965,572
3.88%, 03/17/28 (Call 12/17/27)	8,018	9,093,214
4.00%, 09/22/24 (Call 06/24/24)	6,785	7,432,560
4.30%, 04/29/53	5,910	7,380,290
4.50%, 05/15/47	2,933	3,720,863
4.50%, 04/16/50 (Call 10/16/49)	5,205	6,597,910
4.50%, 04/01/56 (Call 10/01/55)	7,240	9,211,959
6.70%, 01/26/36	4,845	7,113,332
7.13%, 01/29/26	3,600	4,557,708
8.88%, 09/30/27	4,049	5,798,856
9.38%, 04/01/29	2,615	4,031,415

		100,171,827

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	5,800	6,122,190
2.78%, 01/23/31 (Call 10/23/30)	6,275	6,775,808
2.84%, 06/20/30	5,100	5,558,847
4.13%, 08/25/27	6,149	7,150,672
5.63%, 11/18/50	6,152	9,425,356
6.55%, 03/14/37	3,426	5,107,995
7.35%, 07/21/25	7,909	10,083,421
8.75%, 11/21/33	5,485	9,143,111

		59,367,400

Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	3,840	4,150,771
2.95%, 05/05/45	3,140	3,356,534
3.00%, 02/01/28	7,941	8,786,161
3.70%, 03/01/41	7,242	8,447,286
3.70%, 02/02/42	6,631	7,753,893
3.75%, 01/14/29	6,955	8,104,801
3.95%, 01/20/40	6,240	7,492,992
4.20%, 01/21/24	3,705	4,123,035
5.00%, 01/13/37	3,427	4,530,734
5.50%, 03/30/26	2,460	3,060,019
6.38%, 01/15/32	3,119	4,451,780

Security	Par (000)	Value

Philippines (continued)
6.38%, 10/23/34	$10,841	$15,912,528
7.75%, 01/14/31	4,645	7,126,870
9.50%, 02/02/30	1,800	2,964,942
10.63%, 03/16/25	4,826	6,847,467

		97,109,813

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	9,225	9,762,541
3.25%, 04/06/26	1,959	2,210,947
4.00%, 01/22/24	5,512	6,120,525
5.00%, 03/23/22	7,270	7,715,723

		25,809,736

South Korea — 0.1%
Export-Import Bank of Korea
1.88%, 02/12/25	5,100	5,329,908
2.38%, 04/21/27	1,555	1,660,320
2.63%, 05/26/26	2,260	2,479,966
2.75%, 01/25/22	1,800	1,847,520
2.88%, 01/21/25	2,575	2,794,828
3.00%, 11/01/22	995	1,043,616
3.25%, 11/10/25	5,800	6,490,316
3.25%, 08/12/26	3,435	3,897,660
4.00%, 01/14/24	1,270	1,398,168
5.00%, 04/11/22	2,859	3,036,201
Korea International Bond
1.00%, 09/16/30	850	837,191
2.00%, 06/19/24	810	847,187
2.50%, 06/19/29	2,150	2,382,716
2.75%, 01/19/27	2,095	2,295,952
3.50%, 09/20/28	1,500	1,760,895
3.88%, 09/11/23	2,721	2,974,189
3.88%, 09/20/48	2,940	4,009,454
4.13%, 06/10/44	4,286	5,841,261

		50,927,348

Supranational — 1.1%
African Development Bank
0.50%, 04/22/22	2,477	2,486,908
0.75%, 04/03/23	5,825	5,893,036
1.63%, 09/16/22	175	179,375
2.13%, 11/16/22	12,540	12,999,466
3.00%, 12/06/21	1,560	1,604,148
3.00%, 09/20/23	650	699,276
Asian Development Bank
0.25%, 07/14/23	10,000	9,999,100
0.38%, 09/03/25	550	547,828
0.63%, 04/07/22	10,834	10,896,946
0.63%, 04/29/25	11,150	11,238,531
0.75%, 10/08/30	699	685,467
1.50%, 10/18/24	11,450	11,953,456
1.63%, 01/24/23	5,920	6,096,534
1.75%, 09/13/22	17,183	17,650,206
1.75%, 08/14/26	2,200	2,346,960
1.75%, 09/19/29	6,550	7,008,827
1.88%, 02/18/22	13,120	13,384,499
1.88%, 07/19/22	2,175	2,234,095
1.88%, 08/10/22	275	282,695
1.88%, 01/24/30	8,226	8,903,247
2.00%, 02/16/22(c)	18,553	18,954,858
2.00%, 01/22/25	6,040	6,432,721

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
2.00%, 04/24/26	$5,185	$5,587,252
2.13%, 03/19/25(c)	570	611,342
2.38%, 08/10/27	250	276,783
2.50%, 11/02/27	5,927	6,622,000
2.63%, 01/30/24	8,131	8,727,165
2.63%, 01/12/27	5,836	6,515,427
2.75%, 03/17/23	4,042	4,273,728
2.75%, 01/19/28	6,600	7,504,728
3.13%, 09/26/28	629	738,371
5.82%, 06/16/28	1,250	1,692,887
6.22%, 08/15/27 (Call 08/15/22)	3,725	4,850,136
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	650	649,675
0.50%, 05/28/25	475	475,238
2.25%, 05/16/24	9,966	10,617,079
Corp. Andina de Fomento
3.75%, 11/23/23	210	227,048
4.38%, 06/15/22	4,690	4,940,868
Council of Europe Development Bank
1.38%, 02/27/25	550	571,764
1.75%, 09/26/22	125	128,461
2.50%, 02/27/24	100	107,013
2.63%, 02/13/23	4,515	4,749,464
European Bank for Reconstruction & Development
0.25%, 07/10/23	5,300	5,299,046
0.50%, 05/19/25	525	526,145
1.50%, 02/13/25	5,700	5,955,645
1.88%, 02/23/22	3,663	3,737,579
2.13%, 03/07/22	5,070	5,192,136
2.75%, 03/07/23	3,000	3,169,110
European Investment Bank
0.25%, 09/15/23	6,975	6,977,720
0.38%, 12/15/25	450	448,070
0.63%, 07/25/25	13,052	13,170,121
0.63%, 10/21/27	550	547,179
0.88%, 05/17/30	7,360	7,314,589
1.38%, 09/06/22	2,965	3,025,960
1.38%, 05/15/23	11,200	11,512,704
1.63%, 03/14/25	18,380	19,335,392
1.63%, 10/09/29	5,250	5,573,295
1.88%, 02/10/25	10,243	10,874,174
2.00%, 12/15/22	13,292	13,774,898
2.13%, 04/13/26	6,325	6,868,191
2.25%, 03/15/22	6,658	6,833,638
2.25%, 08/15/22	14,469	14,970,496
2.38%, 06/15/22	12,365	12,776,507
2.38%, 05/24/27	7,541	8,355,579
2.50%, 03/15/23	21,845	22,977,008
2.50%, 10/15/24(c)	7,250	7,856,172
2.63%, 05/20/22	2,565	2,656,006
2.63%, 03/15/24	6,722	7,237,241
2.88%, 12/15/21	8,617	8,856,897
2.88%, 08/15/23	3,225	3,453,975
3.13%, 12/14/23	11,500	12,496,245
3.25%, 01/29/24	17,025	18,618,199
4.88%, 02/15/36	6,731	9,964,101
Inter-American Development Bank
0.25%, 11/15/23(c)	2,600	2,597,998
0.50%, 05/24/23	6,425	6,465,670
0.88%, 04/03/25	7,600	7,742,120

Security	Par (000)	Value

Supranational (continued)
1.75%, 04/14/22	$14,985	$15,301,183
1.75%, 09/14/22	12,555	12,896,496
1.75%, 03/14/25	18,004	19,012,764
2.00%, 06/02/26	8,433	9,078,546
2.00%, 07/23/26	7,278	7,843,064
2.13%, 01/18/22	4,225	4,316,809
2.13%, 01/15/25	5,916	6,329,469
2.25%, 06/18/29	5,335	5,918,702
2.38%, 07/07/27	4,544	5,019,711
2.50%, 01/18/23	17,306	18,137,207
2.63%, 01/16/24	7,058	7,568,223
3.00%, 09/26/22	2,728	2,865,819
3.00%, 10/04/23	3,975	4,281,989
3.00%, 02/21/24	18,265	19,835,425
3.13%, 09/18/28	8,830	10,367,568
3.20%, 08/07/42	4,870	6,212,367
3.88%, 10/28/41	4,365	6,073,636
4.38%, 01/24/44	3,191	4,797,349
International Bank for Reconstruction & Development
0.38%, 07/28/25	11,300	11,263,388
0.50%, 10/28/25	500	500,845
0.63%, 04/22/25	24,425	24,636,520
0.75%, 03/11/25	10,775	10,926,820
0.75%, 11/24/27	200	199,992
0.75%, 08/26/30	575	563,903
0.88%, 05/14/30	15,200	15,096,640
1.50%, 08/28/24	1,600	1,669,216
1.63%, 02/10/22	15,327	15,587,866
1.63%, 01/15/25	6,835	7,175,315
1.75%, 04/19/23(c)	6,225	6,447,730
1.75%, 10/23/29	11,816	12,653,873
1.88%, 10/07/22(c)	7,160	7,379,239
1.88%, 06/19/23	1,064	1,107,794
1.88%, 10/27/26	6,850	7,355,461
2.00%, 01/26/22	16,165	16,498,646
2.13%, 12/13/21	1,731	1,765,568
2.13%, 07/01/22	7,250	7,468,080
2.13%, 02/13/23(c)	5,085	5,296,536
2.13%, 03/03/25	6,220	6,666,596
2.43%, 07/22/22	370	382,284
2.50%, 03/19/24	12,924	13,856,467
2.50%, 11/25/24	16,614	18,011,902
2.50%, 07/29/25	17,135	18,751,345
2.50%, 11/22/27	7,360	8,232,160
3.00%, 09/27/23	12,325	13,272,669
3.13%, 11/20/25	4,987	5,636,806
4.75%, 02/15/35	3,550	5,112,426
7.63%, 01/19/23	7,213	8,339,454
International Finance Corp.
0.38%, 07/16/25	2,252	2,244,050
1.38%, 10/16/24	1,165	1,210,843
2.00%, 10/24/22	4,435	4,584,459
2.13%, 04/07/26	5,838	6,334,405
2.88%, 07/31/23	750	801,750
Nordic Investment Bank
0.38%, 05/19/23	5,000	5,015,500
1.38%, 10/17/22	1,800	1,838,988
2.13%, 02/01/22	3,060	3,128,238
2.25%, 05/21/24	2,000	2,133,040

		944,507,555

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sweden — 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	$350	$349,524
0.63%, 05/14/25	10,900	10,937,060
0.75%, 04/06/23	5,175	5,226,439
1.63%, 11/14/22	4,000	4,103,960
1.75%, 12/12/23	5,000	5,212,450
2.00%, 08/30/22	4,850	4,994,045
2.38%, 03/09/22	6,550	6,725,016
2.88%, 03/14/23	9,293	9,829,671

		47,378,165

Ukraine — 0.0%
Ukraine Government AID Bond, 1.47%, 09/29/21	500	504,500

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	1,873	2,270,669
4.38%, 10/27/27	5,945	6,977,706
4.38%, 01/23/31 (Call 10/23/30)	9,261	11,212,557
4.50%, 08/14/24(c)	4,722	5,188,439
4.98%, 04/20/55	7,883	10,752,412
5.10%, 06/18/50	9,957	13,679,026
7.63%, 03/21/36	3,461	5,490,409
8.00%, 11/18/22(c)	2,885	3,128,709

		58,699,927

Total Foreign Government Obligations — 2.8% (Cost: $2,192,294,034)		2,322,376,841

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	2,551,744

California — 0.3%
Bay Area Toll Authority RB, 2.57%, 04/01/31	2,930	3,151,391
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	8,075,495
Series S-1, 7.04%, 04/01/50(c)	3,100	5,649,192
Series S-3, 6.91%, 10/01/50	1,300	2,362,568
California State University RB
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	3,473,590
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,890,281
City of San Francisco CA Public Utilities Commission Water Revenue RB
3.30%, 11/01/39 (Call 11/01/29)	1,670	1,792,044
Series E, 2.83%, 11/01/41 (Call 11/01/30)	1,000	1,013,170
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	3,512,425
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	6,860,224
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	1,058,712
4.09%, 01/15/49 (Call 01/15/30)	1,190	1,260,234
Los Angeles Community College District/CA GO, 2.11%, 08/01/32 (Call 08/01/30)	3,000	3,093,180
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49(c)	1,100	2,006,554
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	1,115,947

Security	Par (000)	Value

California (continued)
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	$1,150	$1,937,095
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	3,110,688
Series A, 6.60%, 07/01/50	385	699,087
Series D, 6.57%, 07/01/45	2,470	4,162,691
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	3,760	5,185,942
5.76%, 07/01/29	2,170	2,768,833
Series RY, 6.76%, 07/01/34	3,025	4,467,653
Regents of the University of California Medical Center Pooled RB
3.26%, 05/15/60 (Call 11/15/59)	1,835	1,993,856
3.71%, 05/15/20 (Call 11/15/19)	2,600	2,664,922
Regents of the University of California Medical Center Pooled RB BAB, Series H, 6.55%, 05/15/48	2,575	4,139,853
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	2,015	3,240,483
San Diego County Regional Transportation Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	1,025	1,074,508
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	3,071,527
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	3,741,364
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,620	3,366,595
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,865	1,909,835
State of California GO
2.50%, 10/01/29	6,000	6,532,380
2.80%, 04/01/21	935	943,106
3.38%, 04/01/25	3,000	3,343,560
3.50%, 04/01/28	860	993,274
4.50%, 04/01/33 (Call 04/01/28)	2,750	3,300,413
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,957,766
Series A, 3.05%, 04/01/29	1,110	1,254,589
State of California GO BAB
5.70%, 11/01/21	500	523,770
7.30%, 10/01/39	5,220	8,695,111
7.35%, 11/01/39	2,130	3,521,529
7.50%, 04/01/34	8,030	13,216,416
7.55%, 04/01/39	12,470	21,771,996
7.60%, 11/01/40	5,175	9,245,189
7.63%, 03/01/40	3,350	5,827,894
University of California RB
Series AD, 4.86%, 05/15/12	3,150	4,413,937
Series AJ, 4.60%, 05/15/31	1,750	2,098,723
Series AQ, 4.77%, 05/15/15	835	1,155,540
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	3,203,372
Series BD, 3.35%, 07/01/29	4,670	5,307,548
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	958,341
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	779,704
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,997,236
University of California RB BAB, 5.95%, 05/15/45	2,255	3,262,106

		199,153,439

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	$700	$1,135,904

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	3,040	4,197,480
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,861,541

		6,059,021

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	941,367
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	1,000	1,057,410
Series A, 4.81%, 10/01/14	1,690	2,500,439
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	2,297,191

		6,796,407

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	256,493
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	1,067,248
County of Miami-Dade FL Transit System RB, 2.60%, 07/01/42 (Call 07/01/30)	1,300	1,286,311
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,356,396
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	4,385	4,465,245
1.71%, 07/01/27	2,500	2,569,650
2.15%, 07/01/30	4,902	5,108,276

		16,109,619

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	240	247,260
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,922	5,889,707
Project M, Series 2010-A, 6.66%, 04/01/57	3,330	5,029,132
Project P, Series 2010-A, 7.06%, 04/01/57	325	473,925

		11,640,024

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49	1,050	1,306,798
Series C, 4.57%, 01/01/54	2,450	3,124,142
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	746,105
Chicago Transit Authority RB
Series A, 6.90%, 12/01/40	2,400	3,405,768
Series B, 6.90%, 12/01/40	3,850	5,463,535
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,300	1,878,305
State of Illinois GO
4.95%, 06/01/23(c)	35	36,152
5.10%, 06/01/33(c)	26,423	26,934,021
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,400	3,830,882

		46,725,708

Kansas — 0.0%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	642,645

Security	Par (000)	Value

Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	$1,500	$2,162,115

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	548,165
2.66%, 09/01/39	1,990	2,183,229
2.90%, 09/01/49	2,675	2,927,654
Series E, 5.46%, 12/01/39	3,700	5,283,341
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	2,496,761
Series E, 4.20%, 12/01/21	375	389,756
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	2,067,074
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,845,698
Series B, 1.75%, 08/15/30	1,300	1,313,026
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,528,319

		20,583,023

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,835,268
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)(c)	575	618,062
Michigan Finance Authority RB
3.08%, 12/01/34	875	966,298
3.38%, 12/01/40	845	939,902
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	1,271,025
University of Michigan RB, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,915,462

		8,546,017

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,363,270

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	6,003,647

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Class A, 3.04%, 10/01/49	1,000	1,081,540

Nevada — 0.0%
County of Clark Department of Aviation RB BAB,
Series C, 6.82%, 07/01/45	850	1,382,763

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	5,560	6,956,060
Series B, 0.00%, 02/15/21 (AGM)(d)	1,145	1,143,305
Series B, 0.00%, 02/15/22(d)	1,000	989,140
Series B, 0.00%, 02/15/23 (AGM)(d)	1,400	1,366,722
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	4,230	6,893,546
Series F, 7.41%, 01/01/40	5,979	10,007,591

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	$1,200	$1,188,288
4.13%, 06/15/42	345	344,797
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	3,395,154
Series C, 5.75%, 12/15/28	2,475	2,776,628
Series C, 6.10%, 12/15/28 (PR 12/15/20)	1,200	1,202,472
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	1,050,360
Series P, 3.92%, 05/01/19 (Call 11/01/18)	725	841,899
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	1,244,016

		39,399,978

New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	4,198,800
Series F1, 6.27%, 12/01/37	1,255	1,869,661
Series H-1, 5.85%, 06/01/40	645	964,049
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49	3,130	3,484,066
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	5,204,573
Series 2010-A, 6.67%, 11/15/39	50	61,988
Series A, 5.87%, 11/15/39	100	115,007
Series B, 6.65%, 11/15/39	220	271,359
Series E, 6.81%, 11/15/40	1,230	1,542,789
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	3,021,631
5.57%, 11/01/38	2,100	2,835,987
Series C-2, 5.77%, 08/01/36	2,000	2,623,080
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	1,385	2,113,455
5.72%, 06/15/42	3,145	4,910,351
5.88%, 06/15/44(c)	3,200	5,159,136
6.01%, 06/15/42	1,860	2,984,500
New York State Dormitory Authority RB
3.19%, 02/15/43	450	488,448
Series B, 3.14%, 07/01/43(c)	275	290,714
Series F, 3.11%, 02/15/39	2,350	2,515,840
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	1,900	2,636,402
Series F, 5.63%, 03/15/39	2,165	2,849,356
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	1,000	1,071,000
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	1,054,999
New York State Urban Development Corp. RB
Series B, 2.10%, 03/15/22	840	849,836
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	325,426
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,623,233
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	1,300	1,375,556
4.03%, 09/01/48	1,440	1,717,315
Series 164, 5.65%, 11/01/40	2,255	3,184,601
Series 165, 5.65%, 11/01/40	1,600	2,260,064
Series 168, 4.93%, 10/01/51	2,500	3,414,325
Series 174, 4.46%, 10/01/62	6,075	7,906,491
Series 181, 4.96%, 08/01/46	2,000	2,674,660

Security	Par (000)	Value

New York (continued)
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	$1,000	$1,136,860
Series 192, 4.81%, 10/15/65	4,235	5,803,432
Series AAA, 1.09%, 07/01/23	1,255	1,268,228

		85,807,218

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,918,813
Series B, 8.08%, 02/15/50	3,825	6,986,821
Series E, 6.27%, 02/15/50	1,210	1,727,892
JobsOhio Beverage System RB
2.83%, 01/01/38	250	267,903
Series B, 4.53%, 01/01/35	2,400	3,067,008
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	2,750	3,423,558
Series A, 4.05%, 12/01/56	500	644,975
Series A, 4.80%, 06/01/11	350	510,577
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	2,513,251
Ohio Turnpike & Infrastructure Commission RB, Class A, 3.22%, 02/15/48 (Call 02/15/30)	1,775	1,803,240
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,350,187

		24,214,225

Oregon — 0.0%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,212,490
Series B, 5.55%, 06/30/28 (NPFGC)	50	61,290
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,246,910
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,000	1,039,800
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	2,085	3,027,003
State of Oregon GO, 5.89%, 06/01/27	8,020	10,108,889

		16,696,382

Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	50	59,317
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,000	1,053,850
2.84%, 09/01/50	975	1,009,164
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,502,970
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	2,244,280

		5,869,581

South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,588,970

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,134,870

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	560	707,420
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	1,875	2,793,787

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series C, 5.99%, 02/01/39	$1,000	$1,505,470
City of San Antonio TX Electric & Gas Systems Revenue RB, 2.91%, 02/01/48 (Call 02/01/31)	480	491,314
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(c)	3,250	4,578,145
Series B, 6.00%, 12/01/44	400	603,120
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	937,699
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,828,150
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	408,472
Dallas/Fort Worth International Airport RB
Class C, 2.92%, 11/01/50	2,670	2,696,033
Class A, 2.99%, 11/01/38	1,200	1,275,660
Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	349,071
Class A, 3.14%, 11/01/45	1,405	1,482,486
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	4,974,761
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	7,080,385
Permanent University Fund - Texas A&M University
System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	2,190,440
Permanent University Fund - University of Texas
System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,966,266
State of Texas GO BAB
5.52%, 04/01/39	2,300	3,402,275
Series A, 4.63%, 04/01/33	1,255	1,618,398
Series A, 4.68%, 04/01/40	2,250	3,058,965
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	2,550	2,794,774
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,395	2,413,609
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	2,725	3,408,294
Texas Transportation Commission State Highway Fund RB BAB, Series B, First Class, 5.18%, 04/01/30	5,115	6,587,660
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	765	772,749
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	3,359,400

		63,284,803

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	1,630	1,767,914

Virginia — 0.0%
University of Virginia, 2.26%, 09/01/50 (Call 03/01/50)	1,790	1,752,893
University of Virginia RB
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	828,884
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	1,069,077

		3,650,854

Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,720,656
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,165	3,148,191

		4,868,847

Security	Par (000)	Value

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	$260	$297,502
Series C, 3.15%, 05/01/27	2,580	2,880,261

		3,177,763

Total Municipal Debt Obligations — 0.7% (Cost: $510,490,411)		583,398,291

U.S. Government Agency Obligations

Mortgage-Backed Securities — 27.6%
Federal Home Loan Mortgage Corp.
1.50%, 12/01/35(h)	101,875	104,465,649
1.50%, 12/01/50(h)	121,600	123,006,658
2.00%, 12/01/35(h)	604,331	629,212,698
2.00%, 12/01/50(h)	1,039,800	1,079,935,407
2.40%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	700	721,662
2.41%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	421	436,246
2.50%, 10/01/27	220	229,027
2.50%, 02/01/28	2,718	2,837,694
2.50%, 01/01/30	21,272	22,182,406
2.50%, 03/01/31	203	211,411
2.50%, 08/01/31	5,547	5,838,111
2.50%, 10/01/31	13,609	14,205,967
2.50%, 11/01/31	81	84,994
2.50%, 12/01/31	19,295	20,140,733
2.50%, 02/01/32	22,818	23,958,791
2.50%, 08/01/32	337	350,888
2.50%, 01/01/33	20,950	22,193,417
2.50%, 02/01/33	58	61,617
2.50%, 04/01/33	2,861	2,974,883
2.50%, 07/01/35	20,995	22,332,728
2.50%, 10/01/50	49,658	52,058,049
2.50%, 11/01/50	10,136	10,737,155
2.50%, 12/01/50	85,007	89,115,390
2.66%, 08/01/41, (12 mo. LIBOR US + 1.763%)(a)	263	273,526
2.67%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	473	491,801
2.76%, 11/01/41, (12 mo. LIBOR US + 1.891%)(a)	799	835,184
2.90%, 05/01/42, (12 mo. LIBOR US + 1.803%)(a)	683	709,133
3.00%, 11/01/26	537	562,686
3.00%, 01/01/27	265	277,315
3.00%, 02/01/27	643	673,960
3.00%, 04/01/27	479	503,434
3.00%, 05/01/27	3,463	3,636,195
3.00%, 06/01/27	3,611	3,790,040
3.00%, 07/01/27	96	101,329
3.00%, 08/01/27	404	424,531
3.00%, 09/01/27	1,767	1,856,538
3.00%, 11/01/27	704	740,048
3.00%, 12/01/27	412	433,306
3.00%, 01/01/28	91	96,140
3.00%, 11/01/28	327	343,033
3.00%, 01/01/29	421	442,011
3.00%, 03/01/29	859	906,204
3.00%, 05/01/29	7,727	8,156,249
3.00%, 05/01/30	8,191	8,641,940
3.00%, 06/01/30	4,536	4,771,075
3.00%, 07/01/30	8,453	8,954,833
3.00%, 12/01/30	20,817	21,962,061
3.00%, 02/01/31	6,995	7,370,919

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/31	$15,039	$15,845,852
3.00%, 06/01/31	10,203	10,755,551
3.00%, 08/01/31	78	83,164
3.00%, 12/01/31	46	49,069
3.00%, 02/01/32	158	169,723
3.00%, 07/01/32	15,577	16,611,791
3.00%, 09/01/32	15	16,451
3.00%, 02/01/33	33	35,137
3.00%, 05/01/33	2,990	3,181,630
3.00%, 06/01/42	935	996,343
3.00%, 10/01/42	411	437,824
3.00%, 01/01/43	940	1,001,509
3.00%, 02/01/43	21,641	23,402,618
3.00%, 12/01/44	74	78,862
3.00%, 04/01/45	549	579,388
3.00%, 08/01/45	399	421,284
3.00%, 12/01/45	32	33,948
3.00%, 01/01/46	2,382	2,515,933
3.00%, 02/01/46	272	287,020
3.00%, 07/01/46	4,181	4,401,954
3.00%, 08/01/46	97,214	102,339,752
3.00%, 09/01/46	34,741	36,797,200
3.00%, 10/01/46	65,368	69,645,030
3.00%, 11/01/46	53,846	56,691,455
3.00%, 12/01/46	123,996	130,683,003
3.00%, 01/01/47	28,765	30,281,505
3.00%, 02/01/47	58,517	61,612,953
3.00%, 03/01/47	293	308,700
3.00%, 04/01/47	805	847,284
3.00%, 05/01/47	40,622	43,605,183
3.00%, 06/01/47	34,537	37,089,109
3.00%, 08/01/47	6,171	6,496,821
3.00%, 09/01/47	1,389	1,466,878
3.00%, 10/01/47	14,589	15,357,969
3.00%, 11/01/47	41	43,731
3.00%, 01/01/48	25	27,195
3.00%, 11/01/48	2,978	3,118,345
3.00%, 03/01/49	940	979,852
3.00%, 05/01/49	954	1,011,310
3.00%, 06/01/49	535	557,932
3.15%, 12/01/38, (12 mo. LIBOR US + 1.762%)(a)	812	845,466
3.32%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	107	111,452
3.50%, 11/01/25	2,158	2,284,893
3.50%, 03/01/26	1,939	2,055,159
3.50%, 06/01/26	432	457,363
3.50%, 03/01/32	1,353	1,452,475
3.50%, 05/01/32	3,985	4,310,991
3.50%, 09/01/32	3,650	3,944,936
3.50%, 06/01/33	350	378,306
3.50%, 07/01/33	17,504	18,507,312
3.50%, 11/01/33	48	50,406
3.50%, 06/01/34	16,226	17,144,268
3.50%, 03/01/38	8,552	9,105,776
3.50%, 06/01/38	2,709	2,859,850
3.50%, 09/01/38	1,757	1,854,232
3.50%, 02/01/42	115	125,109
3.50%, 05/01/42	11	12,191
3.50%, 09/01/42	16	16,859
3.50%, 10/01/42	14,482	15,679,272
3.50%, 11/01/42	1,085	1,174,843

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/43	$18	$19,406
3.50%, 04/01/43	6,558	7,095,631
3.50%, 06/01/43	1,378	1,508,432
3.50%, 07/01/43	2,432	2,631,387
3.50%, 08/01/43	9,182	9,935,027
3.50%, 10/01/43	1,654	1,810,480
3.50%, 01/01/44	22,965	24,923,328
3.50%, 02/01/44	13,009	14,243,828
3.50%, 09/01/44	10,302	11,173,473
3.50%, 10/01/44	17,230	18,506,296
3.50%, 11/01/44	118	129,032
3.50%, 12/01/45	16,899	18,555,974
3.50%, 01/01/46	934	999,987
3.50%, 03/01/46	49,383	53,946,372
3.50%, 05/01/46	7,300	7,867,288
3.50%, 06/01/46	251	266,354
3.50%, 07/01/46	10,051	10,778,396
3.50%, 08/01/46	7,522	8,010,853
3.50%, 09/01/46	11,560	12,476,157
3.50%, 10/01/46	3,764	3,997,085
3.50%, 11/01/46	1,554	1,650,939
3.50%, 12/01/46	8,123	8,763,629
3.50%, 01/01/47	4,125	4,380,420
3.50%, 02/01/47	11,351	12,072,451
3.50%, 03/01/47	8,307	8,788,441
3.50%, 04/01/47	22,784	24,105,350
3.50%, 05/01/47	4,113	4,441,709
3.50%, 07/01/47	18,563	19,647,902
3.50%, 08/01/47	39,938	43,168,048
3.50%, 09/01/47	52,679	56,679,879
3.50%, 12/01/47	12,636	13,365,421
3.50%, 01/01/48	34,288	37,581,739
3.50%, 02/01/48	54,839	57,760,039
3.50%, 03/01/48	21,290	22,533,501
3.50%, 04/01/48	3,161	3,469,364
3.50%, 05/01/48	27,552	29,166,624
3.50%, 04/01/49	3,295	3,555,600
3.50%, 05/01/49	13,337	14,165,376
3.50%, 06/01/49	4,260	4,596,841
3.90%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	20	20,098
4.00%, 05/01/25	250	265,685
4.00%, 10/01/25	1,228	1,304,862
4.00%, 02/01/26	763	810,652
4.00%, 05/01/26	1,315	1,397,904
4.00%, 12/01/32	2,776	2,949,261
4.00%, 05/01/33	5,811	6,168,303
4.00%, 09/01/41	5,222	5,761,130
4.00%, 02/01/42	4,099	4,517,556
4.00%, 03/01/42	856	943,639
4.00%, 06/01/42	6,495	7,158,158
4.00%, 08/01/42	2,657	2,929,444
4.00%, 07/01/44	7,421	8,177,128
4.00%, 01/01/45	1,937	2,115,278
4.00%, 02/01/45	2,406	2,696,781
4.00%, 06/01/45	3,778	4,116,649
4.00%, 08/01/45	8,878	9,673,786
4.00%, 09/01/45	14,814	16,142,908
4.00%, 01/01/46	4,736	5,160,633
4.00%, 02/01/46	312	339,218
4.00%, 03/01/46	981	1,065,531

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/46	$8,894	$9,660,639
4.00%, 06/01/46	136	147,743
4.00%, 07/01/46	5,682	6,203,144
4.00%, 08/01/46	335	363,615
4.00%, 10/01/46	7,354	8,013,386
4.00%, 11/01/46	18,859	20,483,166
4.00%, 02/01/47	8,532	9,267,288
4.00%, 08/01/47	752	806,095
4.00%, 10/01/47	1,996	2,140,427
4.00%, 11/01/47	3,959	4,246,273
4.00%, 01/01/48	17,501	18,770,649
4.00%, 02/01/48	20,195	21,749,345
4.00%, 04/01/48	274	300,310
4.00%, 06/01/48	33,249	36,412,125
4.00%, 07/01/48	47,051	50,134,967
4.00%, 08/01/48	6,035	6,429,602
4.00%, 09/01/48	12,043	12,830,920
4.00%, 10/01/48	6,341	6,791,938
4.00%, 12/01/48	26,013	28,196,517
4.00%, 01/01/49	5,567	5,957,394
4.50%, 04/01/22	26	26,289
4.50%, 05/01/23	12	12,061
4.50%, 07/01/24	273	285,591
4.50%, 08/01/24	68	70,702
4.50%, 09/01/24	194	203,017
4.50%, 10/01/24	181	189,916
4.50%, 08/01/30	2,180	2,385,794
4.50%, 03/01/39	1,822	2,041,095
4.50%, 05/01/39	2,046	2,291,672
4.50%, 10/01/39	1,471	1,647,730
4.50%, 01/01/40	316	353,541
4.50%, 02/01/41	2,979	3,335,218
4.50%, 04/01/41	74	82,379
4.50%, 05/01/41	6,026	6,826,550
4.50%, 05/01/42	7,331	8,211,273
4.50%, 01/01/45	5,673	6,328,799
4.50%, 11/01/45	295	330,882
4.50%, 12/01/45	286	321,184
4.50%, 01/01/46	9,333	10,411,903
4.50%, 03/01/46	386	433,037
4.50%, 04/01/46	1,265	1,400,671
4.50%, 05/01/46	973	1,077,135
4.50%, 07/01/46	442	489,324
4.50%, 08/01/46	645	714,429
4.50%, 09/01/46	4,504	5,045,632
4.50%, 05/01/47	5,494	6,007,946
4.50%, 06/01/47	2,584	2,824,786
4.50%, 11/01/47	354	387,577
4.50%, 05/01/48	23,344	25,348,614
4.50%, 06/01/48	17,581	19,123,764
4.50%, 07/01/48	11,895	12,941,300
4.50%, 09/01/48	633	687,252
4.50%, 10/01/48	17,210	19,046,036
4.50%, 11/01/48	81	89,094
4.50%, 12/01/48	26,597	28,886,455
4.50%, 01/01/49	5,745	6,239,402
4.50%, 05/01/49	43	46,484
5.00%, 12/01/24	3	3,095
5.00%, 08/01/25	1,068	1,181,235
5.00%, 04/01/33	5,201	5,949,096

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 06/01/33	$612	$700,270
5.00%, 12/01/33	1,428	1,633,233
5.00%, 07/01/35	2,205	2,530,136
5.00%, 01/01/36	1,035	1,187,314
5.00%, 01/01/37	129	148,158
5.00%, 02/01/37	121	138,305
5.00%, 02/01/38	627	719,110
5.00%, 03/01/38	4,304	4,924,505
5.00%, 12/01/38	553	632,946
5.00%, 03/01/40	152	178,147
5.00%, 08/01/40	726	826,581
5.00%, 09/01/40	3,446	3,925,173
5.00%, 08/01/41	1,170	1,333,483
5.00%, 09/01/47	1,007	1,114,983
5.00%, 03/01/48	1,233	1,365,138
5.00%, 04/01/48	12,226	13,586,181
5.00%, 05/01/48	4,588	5,098,594
5.00%, 07/01/48	3,036	3,374,399
5.00%, 10/01/48	1,879	2,090,531
5.00%, 11/01/48	3,308	3,722,405
5.00%, 04/01/49	1,633	1,819,277
5.00%, 06/01/49	1,045	1,199,886
5.50%, 02/01/34	2,104	2,449,253
5.50%, 05/01/35	1,663	1,947,733
5.50%, 06/01/35	880	1,030,592
5.50%, 05/01/36	1,194	1,396,738
5.50%, 07/01/36	2,041	2,398,087
5.50%, 03/01/38	1,608	1,890,470
5.50%, 04/01/38	357	419,916
5.50%, 01/01/39	934	1,093,991
5.50%, 11/01/39	1,036	1,219,249
6.00%, 10/01/36	1,077	1,267,777
6.00%, 02/01/37	1,097	1,303,964
6.00%, 11/01/37	2,949	3,499,721
6.00%, 09/01/38	46	54,899
Federal National Mortgage Association
2.32%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	624	649,996
2.50%, 09/01/35	48,978	51,008,205
2.50%, 10/01/50	102,275	107,981,628
2.50%, 11/01/50	33,852	35,691,781
2.50%, 12/01/50	169,102	177,271,309
2.56%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	275	286,623
3.00%, 02/01/47	16,424	17,642,299
3.00%, 03/01/47	18,214	18,918,170
3.50%, 11/01/48	105,565	111,422,231
3.50%, 06/01/49	82,979	87,671,648
3.50%, 06/01/50	54,009	57,256,481
3.50%, 07/01/50	31,161	33,529,589
3.50%, 11/01/51	10,669	11,631,947
3.81%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	123	127,931
4.00%, 02/01/47	19,323	21,300,452
4.00%, 06/01/49	32,782	35,157,203
4.00%, 01/01/57	11,679	13,067,013
4.00%, 02/01/57	12,926	14,462,948
4.50%, 12/01/35(h)	4,200	4,409,180
4.50%, 12/01/50(h)	147,739	160,111,830
5.00%, 12/16/35(h)	975	1,031,329
5.00%, 12/01/50(h)	88,792	98,236,693
5.50%, 12/01/50(h)	43,860	49,095,787
6.00%, 12/14/50(h)	12,220	13,692,128

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	$647	$647,397
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,548	5,100,643
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,626	1,686,620
Series 2016-M6, Class A2, 2.49%, 05/25/26	10,000	10,872,437
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,900	2,140,845
Series 2017-M4, Class A2, 2.67%, 12/25/26(a)	30,000	32,898,052
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	19,278,397
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	11,794,851
Series 2018-M12, Class A2, 3.78%, 08/25/30(a)	12,300	14,739,297
Series 2018-M13, Class A2, 3.82%, 09/25/30(a)	10,000	12,029,182
Series 2019-M2, Class A2, 3.75%, 11/25/28(a)	5,700	6,731,750
Series 2019-M22, Class A2, 2.52%, 08/25/29	25,000	27,531,562
FHLMC Multifamily Structured Pass Through Certificates
FHMS K111 A2, Class A2, 1.35%, 05/25/30 (Call 05/25/30)	5,000	5,094,098
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/25/21)(a)	2,909	2,909,402
Series K017, Class A2, 2.87%, 12/25/21 (Call 12/25/21)	8,492	8,601,776
Series K020, Class A2, 2.37%, 05/25/22 (Call 05/25/22)	12,400	12,602,864
Series K024, Class A2, 2.57%, 09/25/22 (Call 09/25/22)	890	914,381
Series K026, Class A2, 2.51%, 11/25/22	11,900	12,261,275
Series K030, Class A2, 3.25%, 04/25/23 (Call 04/25/23)(a)	6,500	6,877,791
Series K031, Class A2, 3.30%, 04/25/23 (Call 04/25/23)(a)	5,100	5,408,767
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	2,900	3,075,833
Series K034, Class A2, 3.53%, 07/25/23 (Call 07/25/23)(a)	33,500	35,866,738
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	8,685	9,375,960
Series K037, Class A2, 3.49%, 01/25/24	10,700	11,564,708
Series K038, Class A1, 2.60%, 10/25/23 (Call 01/25/23)	907	924,984
Series K046, Class A2, 3.21%, 03/25/25 (Call 03/25/25)	5,000	5,505,651
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	14,000	15,529,517
Series K052, Class A2, 3.15%, 11/25/25 (Call 11/25/25)	19,250	21,391,612
Series K059, Class A2, 3.12%, 09/25/26 (Call 09/25/26)(a)	14,300	16,037,565
Series K063, Class A2, 3.43%, 01/25/27 (Call 01/25/27)(a)	20,000	22,831,155
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	18,250	20,648,762
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	12,275	13,248,721
Series K069, Class A2, 3.19%, 09/25/27 (Call 09/25/27)(a)	3,150	3,594,796
Series K072, Class A2, 3.44%, 12/25/27 (Call 12/25/27)	10,000	11,633,459
Series K076, Class A2, 3.90%, 04/25/28	8,000	9,532,264
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(a)	19,091	22,748,920

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K085, Class A2, 4.06%, 10/25/28 (Call 10/25/28)(a)	$20,000	$23,832,756
Series K089, Class A2, 3.56%, 01/25/29 (Call 01/25/29)	10,000	11,772,617
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	10,000	11,186,382
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	31,000	34,305,701
Series K105, Class A2, 1.87%, 01/25/30	4,775	5,050,185
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,000	2,066,530
Series K110, Class A2, 1.48%, 04/25/30 (Call 04/25/30)	13,200	13,590,094
Series K1510, Class A3, 3.79%, 01/25/34	20,000	24,331,850
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	12,541,669
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	18,626,145
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	17,540,147
Series K716, Class A2, 3.13%, 06/25/21 (Call 06/25/21)	15,906	15,960,951
Series K718, Class A2, 2.79%, 01/25/22 (Call 01/25/22)	3,500	3,550,920
Series K722, Class A2, 2.41%, 03/25/23	15,000	15,540,647
Series K725, Class A1, 2.67%, 05/25/23 (Call 05/25/23)	7,717	7,852,275
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	13,301	13,635,483
Series K733, Class A2, 3.75%, 08/25/25 (Call 08/25/25)	15,000	16,818,235
Series K734, Class A2, 3.21%, 02/25/26 (Call 02/25/26)	5,700	6,334,845
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	25,490	26,037,074
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2, 1.41%, 08/25/30 (Call 08/25/30)	15,000	15,327,131
Government National Mortgage Association
2.00%, 12/01/50(h)	109,025	114,059,479
2.50%, 02/15/28	167	174,879
2.50%, 10/20/31	167	174,042
2.50%, 05/20/45	6,836	7,281,699
2.50%, 11/20/46	950	1,010,370
2.50%, 12/20/46	29,750	31,624,761
2.50%, 01/20/47	13,998	14,880,792
2.50%, 08/20/50	31,762	33,504,323
2.50%, 09/20/50	62,544	65,974,485
2.50%, 12/01/50(h)	637,351	671,636,432
3.00%, 09/15/42	13	13,879
3.00%, 10/15/42	39	43,074
3.00%, 03/15/43	300	325,071
3.00%, 06/15/43	75	78,592
3.00%, 07/15/43	126	131,084
3.00%, 08/15/43	289	301,509
3.00%, 09/20/43	10,601	11,297,834
3.00%, 11/15/43	905	943,187
3.00%, 01/15/44	6,438	6,714,560
3.00%, 08/20/44	27,249	28,953,132
3.00%, 09/15/44	1,583	1,661,030
3.00%, 10/15/44	602	632,146
3.00%, 05/20/45	46,209	49,066,284
3.00%, 06/20/45	15,215	16,156,244

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/20/45	$29,825	$31,669,925
3.00%, 10/20/45	10,039	10,659,564
3.00%, 11/20/45	6,277	6,665,036
3.00%, 12/20/45	11,747	12,473,611
3.00%, 02/20/46	35,540	37,737,801
3.00%, 04/20/46	17,857	18,910,306
3.00%, 05/20/46	28,927	30,633,169
3.00%, 06/20/46	32,876	34,814,927
3.00%, 07/20/46	48,548	51,411,943
3.00%, 08/20/46	84,674	89,669,037
3.00%, 09/20/46	63,993	67,767,804
3.00%, 11/20/46	16,805	17,796,009
3.00%, 12/15/46	10,452	11,110,011
3.00%, 12/20/46	95,294	100,915,053
3.00%, 01/20/47	1,221	1,293,012
3.00%, 02/15/47	17,307	18,064,604
3.00%, 02/20/47	28,858	30,560,114
3.00%, 03/20/47	26,680	28,254,193
3.00%, 04/20/47	583	615,357
3.00%, 06/20/47	13,733	14,485,033
3.00%, 09/20/47	314	331,094
3.00%, 11/20/47	332	349,774
3.00%, 12/20/47	21,973	23,175,454
3.00%, 01/20/48	11,251	11,866,803
3.00%, 02/20/48	18,967	19,934,262
3.00%, 03/20/48	52	54,863
3.00%, 07/20/49	24,740	25,857,735
3.00%, 09/20/49	88,912	92,927,939
3.00%, 10/20/49	46,675	48,783,503
3.00%, 12/20/49	211,132	220,668,134
3.00%, 01/20/50	30,399	31,771,918
3.00%, 02/20/50	120,678	126,693,512
3.00%, 07/20/50	4,778	5,016,129
3.00%, 08/20/50	60,450	63,463,290
3.00%, 09/20/50	64,644	67,865,955
3.00%, 12/01/50(h)	190,720	199,064,000
3.50%, 11/20/40	123	134,755
3.50%, 12/20/40	87	95,546
3.50%, 05/20/41	149	162,936
3.50%, 09/15/41	309	335,666
3.50%, 10/15/41	375	407,551
3.50%, 12/15/41	2,901	3,152,034
3.50%, 04/15/42	192	209,133
3.50%, 08/20/42	16,759	18,272,211
3.50%, 09/15/42	974	1,070,114
3.50%, 09/20/42	19,800	21,587,886
3.50%, 10/15/42	740	809,382
3.50%, 10/20/42	37,980	41,410,839
3.50%, 11/15/42	662	719,383
3.50%, 11/20/42	45,881	50,024,844
3.50%, 12/15/42	1,090	1,207,351
3.50%, 12/20/42	15,890	17,325,347
3.50%, 02/15/43	374	406,045
3.50%, 02/20/43	263	291,032
3.50%, 03/15/43	868	956,615
3.50%, 03/20/43	1,389	1,527,362
3.50%, 04/15/43	40	43,222
3.50%, 04/20/43	355	385,613
3.50%, 05/15/43	1,123	1,228,758
3.50%, 06/15/43	12,380	13,454,829

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/20/43	$263	$285,765
3.50%, 09/20/43	127	138,116
3.50%, 10/20/43	350	380,790
3.50%, 01/15/44	212	230,912
3.50%, 01/20/44	9,916	10,773,165
3.50%, 07/20/44	68	73,608
3.50%, 08/15/44	64	67,909
3.50%, 08/20/44	12,969	14,060,601
3.50%, 09/15/44	164	174,593
3.50%, 09/20/44	23,293	25,239,914
3.50%, 10/15/44	290	320,631
3.50%, 10/20/44	3,097	3,428,023
3.50%, 11/20/44	33	36,069
3.50%, 12/20/44	2,248	2,435,860
3.50%, 01/15/45	138	147,606
3.50%, 01/20/45	269	297,266
3.50%, 03/15/45	247	262,414
3.50%, 04/20/45	24,449	26,409,960
3.50%, 05/20/45	7,659	8,460,801
3.50%, 06/15/45	52	56,454
3.50%, 06/20/45	38	40,586
3.50%, 07/20/45	543	595,012
3.50%, 08/20/45	956	1,046,828
3.50%, 09/20/45	27,060	29,948,433
3.50%, 10/20/45	3,495	3,775,569
3.50%, 11/20/45	24,948	26,949,186
3.50%, 12/20/45	13,978	15,098,718
3.50%, 03/20/46	53,365	57,430,461
3.50%, 04/20/46	23,634	25,434,810
3.50%, 06/20/46	107,943	116,166,323
3.50%, 07/20/46	403	440,706
3.50%, 08/15/46	115	123,420
3.50%, 11/20/46	1,080	1,161,774
3.50%, 12/20/46	28,645	30,826,891
3.50%, 01/15/47	171	183,433
3.50%, 01/20/47	7,251	7,803,603
3.50%, 02/20/47	126,000	135,599,008
3.50%, 03/20/47	49,055	52,523,550
3.50%, 04/20/47	39,974	43,076,747
3.50%, 06/20/47	10,064	10,775,206
3.50%, 07/20/47	1,175	1,265,910
3.50%, 08/20/47	52,501	57,023,776
3.50%, 09/15/47	144	154,225
3.50%, 09/20/47	20,117	21,539,218
3.50%, 10/20/47	30,435	32,725,800
3.50%, 11/15/47	102	109,757
3.50%, 11/20/47	59,366	63,564,513
3.50%, 12/15/47	42,380	45,782,718
3.50%, 12/20/47	12,144	13,209,473
3.50%, 01/20/48	24,914	26,677,522
3.50%, 02/20/48	9,724	10,421,002
3.50%, 04/20/48	61,497	67,616,533
3.50%, 05/15/48	972	1,018,355
3.50%, 08/20/48	12,691	13,499,261
3.50%, 01/20/49	5,951	6,371,853
3.50%, 01/20/50	116,535	123,051,220
3.50%, 03/20/50	35,467	37,450,478
3.50%, 08/20/50	16,830	18,032,468
3.50%, 12/01/50(h)	139,813	147,710,617
4.00%, 06/15/39	12	12,849

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/20/40	$4,510	$4,982,970
4.00%, 01/15/41	5	5,759
4.00%, 01/20/41	1,436	1,586,538
4.00%, 02/15/41	2,825	3,105,703
4.00%, 05/20/41	27	29,664
4.00%, 07/15/41	1,791	1,971,560
4.00%, 08/15/41	5	5,321
4.00%, 09/15/41	36	40,074
4.00%, 09/20/41	1,853	2,054,510
4.00%, 10/15/41	547	602,753
4.00%, 11/15/41	294	323,288
4.00%, 12/15/41	1,225	1,348,148
4.00%, 12/20/41	6,079	6,737,970
4.00%, 01/15/42	116	127,480
4.00%, 01/20/42	2,665	2,953,893
4.00%, 02/15/42	560	616,463
4.00%, 03/15/42	2,898	3,197,267
4.00%, 04/15/42	958	1,044,254
4.00%, 09/20/42	1,024	1,131,565
4.00%, 11/15/42	37	40,941
4.00%, 05/15/43	75	82,115
4.00%, 08/15/43	30	32,818
4.00%, 10/20/43	7,363	8,119,632
4.00%, 03/15/44	379	413,110
4.00%, 04/15/44	76	82,967
4.00%, 06/15/44	215	233,949
4.00%, 08/15/44	19	20,857
4.00%, 08/20/44	510	559,738
4.00%, 09/15/44	98	107,311
4.00%, 10/15/44	78	84,580
4.00%, 10/20/44	9,736	10,689,132
4.00%, 08/20/45	9,821	10,723,822
4.00%, 09/20/45	11,651	12,722,262
4.00%, 10/20/45	1,356	1,480,736
4.00%, 01/20/46	5,174	5,649,581
4.00%, 03/20/46	24,885	27,173,339
4.00%, 07/20/46	5,587	6,050,061
4.00%, 08/20/46	76	82,655
4.00%, 09/20/46	1,248	1,351,223
4.00%, 11/20/46	6,734	7,291,416
4.00%, 12/15/46	9,639	10,486,027
4.00%, 04/20/47	51,403	55,297,589
4.00%, 06/20/47	20,139	21,664,959
4.00%, 07/20/47	92,672	99,692,219
4.00%, 08/20/47	4,185	4,501,968
4.00%, 11/20/47	56,266	60,528,239
4.00%, 12/20/47	136	147,630
4.00%, 03/15/48	200	212,730
4.00%, 03/20/48	72,376	77,859,062
4.00%, 04/20/48	38,027	40,749,740
4.00%, 05/15/48	9,105	9,701,398
4.00%, 05/20/48	41,920	44,772,959
4.00%, 08/20/48	53,997	57,671,305
4.00%, 09/20/48	22,204	23,714,722
4.00%, 11/20/48	50,417	53,847,156
4.00%, 03/20/49	1,040	1,106,165
4.00%, 06/15/49	3,336	3,542,002
4.00%, 06/20/49	1,835	1,989,902
4.00%, 09/15/49	6,771	7,277,263
4.00%, 12/01/50(h)	32,725	34,775,426

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/15/39	$594	$663,490
4.50%, 08/15/39	3,137	3,505,037
4.50%, 11/20/39	1,481	1,655,907
4.50%, 01/20/40	409	456,878
4.50%, 06/15/40	2,483	2,775,736
4.50%, 07/15/40	1,573	1,758,438
4.50%, 08/15/40	2,181	2,438,161
4.50%, 08/20/40	2,526	2,833,651
4.50%, 09/15/40	2,944	3,291,732
4.50%, 10/20/40	5,725	6,423,544
4.50%, 06/20/41	5,102	5,724,128
4.50%, 09/20/41	3,355	3,763,634
4.50%, 12/20/41	705	790,671
4.50%, 11/20/45	6,781	7,557,221
4.50%, 02/15/46	11	12,409
4.50%, 08/20/46	8,868	9,882,936
4.50%, 09/20/46	1,310	1,460,137
4.50%, 10/20/46	6,193	6,910,065
4.50%, 11/20/46	2,571	2,869,277
4.50%, 12/20/46	996	1,110,894
4.50%, 02/20/47	1,123	1,222,728
4.50%, 04/20/47	1,546	1,684,308
4.50%, 05/20/47	1,437	1,564,535
4.50%, 06/20/47	3,332	3,629,252
4.50%, 10/20/47	2,565	2,792,782
4.50%, 04/20/48	7,147	7,782,488
4.50%, 05/20/48	15,130	16,360,840
4.50%, 06/20/48	21,013	22,723,343
4.50%, 07/20/48	27,291	29,512,190
4.50%, 08/20/48	41,742	45,138,245
4.50%, 10/20/48	2,270	2,454,994
4.50%, 11/20/48	629	679,978
4.50%, 12/20/48	28,448	30,761,779
4.50%, 01/20/49	934	1,024,235
4.50%, 02/20/49	3,325	3,655,649
4.50%, 03/20/49	9,681	10,469,287
4.50%, 05/20/49	2,522	2,748,620
4.50%, 06/20/49	28,431	30,491,989
4.50%, 07/20/49	22,808	24,460,592
4.50%, 08/20/49	8,953	9,602,048
4.50%, 12/01/50(h)	21,977	23,584,022
4.50%, 12/21/50(h)	5,500	6,049,988
5.00%, 12/15/36	771	864,542
5.00%, 01/15/39	2,309	2,580,986
5.00%, 07/15/39	4,401	4,914,378
5.00%, 05/15/40	1,611	1,790,811
5.00%, 07/20/40	8,132	9,276,292
5.00%, 08/20/40	2,874	3,277,884
5.00%, 05/15/47	2,057	2,221,819
5.00%, 06/15/47	890	957,584
5.00%, 10/15/47	598	636,395
5.00%, 11/15/47	968	1,027,180
5.00%, 12/15/47	583	636,201
5.00%, 01/15/48	2,750	2,926,638
5.00%, 02/15/48	1,097	1,174,354
5.00%, 03/20/48	3,494	3,850,821
5.00%, 04/20/48	12,232	13,449,115
5.00%, 05/20/48	14,797	16,269,069
5.00%, 10/20/48	335	366,658
5.00%, 11/20/48	6,238	6,823,315

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 12/20/48	$11,333	$12,396,572
5.00%, 01/20/49	19,905	21,773,333
5.00%, 04/20/49	1,862	2,037,003
5.00%, 05/20/49	5,136	5,618,534
5.00%, 12/01/50(h)	7,006	7,661,992
5.50%, 03/15/36	1,075	1,232,312
5.50%, 06/20/38	1,231	1,396,735
5.50%, 03/20/39	1,745	1,993,574
5.50%, 12/15/39	439	500,225
5.50%, 01/15/40	4,046	4,633,835
5.50%, 04/20/48	583	620,431
6.00%, 03/15/37	3,566	4,153,073
6.00%, 09/20/38	1,403	1,649,757
6.00%, 11/15/39	596	692,998
6.50%, 10/20/38	2,004	2,406,932
Uniform Mortgage-Backed Securities
2.50%, 05/01/27	2,559	2,669,088
2.50%, 10/01/27	2,722	2,839,684
2.50%, 01/01/28	279	289,926
2.50%, 03/01/28	452	470,420
2.50%, 06/01/28	72	74,937
2.50%, 09/01/28	203	212,495
2.50%, 12/01/28	84	87,029
2.50%, 09/01/29	154	160,099
2.50%, 12/01/29	4,087	4,252,965
2.50%, 02/01/30	2,589	2,705,711
2.50%, 03/01/30	8,345	8,728,031
2.50%, 04/01/30	629	659,219
2.50%, 06/01/30	1,301	1,360,873
2.50%, 07/01/30	2,488	2,602,178
2.50%, 08/01/30	7,113	7,439,574
2.50%, 09/01/30	2,680	2,802,200
2.50%, 12/01/30	5,184	5,421,121
2.50%, 01/01/31	3,836	4,012,041
2.50%, 04/01/31	2,102	2,193,819
2.50%, 05/01/31	52	54,261
2.50%, 09/01/31	10,317	10,765,440
2.50%, 10/01/31	92,775	96,761,313
2.50%, 12/01/31	16,262	16,968,985
2.50%, 01/01/32	28,762	30,288,511
2.50%, 02/01/32	33,491	35,362,810
2.50%, 03/01/32	13,840	14,441,327
2.50%, 04/01/32	79,385	83,888,966
2.50%, 05/01/32	58,021	60,544,281
2.50%, 07/01/32	22,834	24,229,182
2.50%, 10/01/32	1,597	1,694,315
2.50%, 11/01/32	1,288	1,342,573
2.50%, 12/01/32	14,449	15,223,285
2.50%, 01/01/33	53,136	55,413,609
2.50%, 03/01/33	298	314,355
2.50%, 07/01/33	351	364,454
2.50%, 10/01/34	549	582,405
2.50%, 10/01/35	88,486	93,611,847
2.50%, 12/16/35(h)	219,613	228,371,617
2.50%, 02/01/47	1,449	1,521,426
2.50%, 04/01/47	16,929	17,770,042
2.50%, 10/01/49	16,500	17,259,937
2.50%, 01/01/50	22,055	23,066,675
2.50%, 07/01/50	64,335	69,114,254
2.50%, 08/01/50	70,119	74,504,688

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/50	$210,076	$223,490,314
2.50%, 10/01/50	399,027	419,103,232
2.50%, 11/01/50	154,594	163,182,395
2.50%, 12/14/50(h)	901,638	944,751,921
3.00%, 11/01/25	320	334,560
3.00%, 10/01/26	164	171,531
3.00%, 01/01/27	4,051	4,243,766
3.00%, 02/01/27	58	60,986
3.00%, 10/01/27	4,161	4,366,582
3.00%, 11/01/27	3,105	3,262,162
3.00%, 12/01/27	205	215,161
3.00%, 03/01/29	304	320,890
3.00%, 07/01/29	445	469,997
3.00%, 09/01/29	231	244,445
3.00%, 10/01/29	90	94,501
3.00%, 01/01/30	161	169,987
3.00%, 03/01/30	61,615	64,551,238
3.00%, 04/01/30	7,135	7,526,821
3.00%, 06/01/30	1,648	1,730,698
3.00%, 07/01/30	5,386	5,702,272
3.00%, 08/01/30	21,220	22,378,904
3.00%, 09/01/30	31,440	33,157,022
3.00%, 10/01/30	12,008	12,663,260
3.00%, 11/01/30	3,451	3,639,577
3.00%, 12/01/30	8,812	9,292,904
3.00%, 01/01/31	28,421	30,098,429
3.00%, 02/01/31	20,470	21,748,015
3.00%, 03/01/31	14,259	15,087,675
3.00%, 04/01/31	1,789	1,910,207
3.00%, 05/01/31	635	680,751
3.00%, 06/01/31	10,581	11,256,913
3.00%, 07/01/31	3,121	3,287,686
3.00%, 09/01/31	9,266	9,797,766
3.00%, 10/01/31	3,491	3,676,865
3.00%, 12/01/31	501	533,318
3.00%, 01/01/32	18,940	20,166,432
3.00%, 02/01/32	34,389	36,806,304
3.00%, 03/01/32	4,827	5,145,654
3.00%, 04/01/32	382	404,485
3.00%, 05/01/32	5,815	6,227,939
3.00%, 06/01/32	11,736	12,376,980
3.00%, 08/01/32	6,826	7,354,116
3.00%, 09/01/32	1,907	2,045,143
3.00%, 11/01/32	10,418	11,230,931
3.00%, 12/01/32	24,621	26,181,288
3.00%, 02/01/33	11,837	12,757,132
3.00%, 05/01/33	883	937,476
3.00%, 09/01/33	1,320	1,383,538
3.00%, 10/01/33	13,227	13,863,586
3.00%, 07/01/34	10,432	10,980,254
3.00%, 08/01/34	901	963,156
3.00%, 11/01/34	9,173	9,737,001
3.00%, 12/01/34	22,342	23,360,136
3.00%, 12/01/35	12,748	13,519,269
3.00%, 12/16/35(h)	237,595	248,746,094
3.00%, 08/01/42	346	369,449
3.00%, 09/01/42	129	140,177
3.00%, 10/01/42	5,852	6,284,631
3.00%, 11/01/42	5,282	5,627,860
3.00%, 12/01/42	24,422	26,124,731

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/43	$13,223	$14,325,279
3.00%, 02/01/43	409	435,346
3.00%, 03/01/43	16,979	18,228,401
3.00%, 04/01/43	17,893	19,208,536
3.00%, 05/01/43	7,402	8,016,872
3.00%, 06/01/43	3,852	4,099,512
3.00%, 07/01/43	2,605	2,818,214
3.00%, 08/01/43	4,839	5,153,860
3.00%, 09/01/43	12,075	12,852,830
3.00%, 01/01/44	16,698	17,772,641
3.00%, 10/01/44	53,002	56,414,552
3.00%, 12/01/44	12	12,310
3.00%, 01/01/45	5,459	5,810,337
3.00%, 02/01/45	522	553,085
3.00%, 03/01/45	22,929	24,404,941
3.00%, 04/01/45	194	207,630
3.00%, 05/01/45	16,783	17,863,378
3.00%, 06/01/45	95	99,837
3.00%, 08/01/45	293	313,172
3.00%, 09/01/45	1,837	1,939,053
3.00%, 11/01/45	3,931	4,149,626
3.00%, 12/01/45	659	695,277
3.00%, 01/01/46	1,161	1,226,717
3.00%, 04/01/46	7,686	8,115,188
3.00%, 06/01/46	144	151,449
3.00%, 07/01/46	181,795	191,968,099
3.00%, 08/01/46	28,663	30,333,611
3.00%, 10/01/46	7,428	7,926,777
3.00%, 11/01/46	76,233	80,463,521
3.00%, 12/01/46	199,496	210,303,039
3.00%, 01/01/47	79,642	84,572,683
3.00%, 02/01/47	140,824	148,207,881
3.00%, 03/01/47	80,466	84,684,985
3.00%, 05/01/47	2,694	2,818,720
3.00%, 07/01/47	36,252	38,157,533
3.00%, 08/01/47	10,963	11,538,023
3.00%, 12/01/47	63,760	67,152,153
3.00%, 03/01/48	9,546	9,988,659
3.00%, 04/01/48	237	254,471
3.00%, 09/01/48	893	939,881
3.00%, 11/01/48	66,083	69,147,463
3.00%, 09/01/49	19,339	20,596,657
3.00%, 10/01/49	31,716	33,162,171
3.00%, 11/01/49	13,910	14,630,634
3.00%, 12/01/49	164,230	171,531,492
3.00%, 02/01/50	89,388	93,772,642
3.00%, 03/01/50	43,400	45,709,238
3.00%, 04/01/50	72,920	76,557,989
3.00%, 05/01/50	17,169	18,274,496
3.00%, 07/01/50	154,215	162,060,926
3.00%, 08/01/50	227,321	238,520,036
3.00%, 09/01/50	43,214	45,232,341
3.00%, 12/14/50(h)	799,984	835,702,343
3.50%, 10/01/25	552	585,752
3.50%, 01/01/27	515	545,598
3.50%, 11/01/28	271	290,730
3.50%, 01/01/29	511	547,908
3.50%, 11/01/29	244	261,887
3.50%, 12/01/29	1,849	1,983,324
3.50%, 07/01/30	12,265	13,153,605

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/01/30	$3,488	$3,739,486
3.50%, 11/01/30	822	880,843
3.50%, 03/01/31	4,730	5,037,442
3.50%, 06/01/31	14,071	15,204,936
3.50%, 01/01/32	15,709	17,075,697
3.50%, 02/01/32	2,116	2,260,667
3.50%, 05/01/32	7,771	8,435,976
3.50%, 06/01/32	6,226	6,808,006
3.50%, 07/01/32	2,584	2,766,704
3.50%, 08/01/32	2,096	2,291,102
3.50%, 09/01/32	5,118	5,482,079
3.50%, 10/01/32	2,095	2,290,209
3.50%, 11/01/32	2,169	2,366,530
3.50%, 12/01/32	241	261,626
3.50%, 02/01/33	1,324	1,436,959
3.50%, 03/01/33	8,594	9,396,189
3.50%, 04/01/33	12,555	13,726,084
3.50%, 05/01/33	8,253	9,022,345
3.50%, 06/01/33	13,316	14,079,824
3.50%, 02/01/34	613	648,243
3.50%, 03/01/34	639	689,206
3.50%, 04/01/34	3,697	3,978,356
3.50%, 05/01/34	3,833	4,162,000
3.50%, 07/01/34	21,224	22,527,969
3.50%, 08/01/34	18,085	19,128,753
3.50%, 01/01/35	8,611	9,182,082
3.50%, 12/16/35(h)	83,591	88,449,449
3.50%, 08/01/38	2,812	2,969,832
3.50%, 09/01/38	3,681	3,887,407
3.50%, 11/01/40	388	427,220
3.50%, 02/01/41	602	650,885
3.50%, 02/01/42	16,506	17,910,373
3.50%, 03/01/42	124	134,564
3.50%, 04/01/42	55	59,624
3.50%, 05/01/42	5,671	6,157,778
3.50%, 08/01/42	969	1,052,075
3.50%, 11/01/42	5,277	5,714,803
3.50%, 12/01/42	7,241	7,811,016
3.50%, 01/01/43	112	121,293
3.50%, 02/01/43	800	890,528
3.50%, 04/01/43	164	180,146
3.50%, 05/01/43	222	241,692
3.50%, 06/01/43	6,174	6,679,539
3.50%, 08/01/43	193	208,262
3.50%, 10/01/43	7,508	8,127,160
3.50%, 09/01/44	410	447,985
3.50%, 10/01/44	11,352	12,280,488
3.50%, 01/01/45	236	256,871
3.50%, 02/01/45	10,472	11,329,662
3.50%, 03/01/45	39,260	42,953,935
3.50%, 05/01/45	46,516	50,504,894
3.50%, 06/01/45	288	308,797
3.50%, 07/01/45	18,404	19,967,032
3.50%, 08/01/45	7,502	8,144,630
3.50%, 10/01/45	4,119	4,459,647
3.50%, 11/01/45	687	735,508
3.50%, 12/01/45	83,946	90,209,538
3.50%, 01/01/46	28,376	31,153,651
3.50%, 02/01/46	40,780	43,643,543
3.50%, 03/01/46	48,495	51,866,069

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/46	$6,209	$6,702,028
3.50%, 05/01/46	36,171	39,172,675
3.50%, 06/01/46	10,121	10,807,852
3.50%, 07/01/46	57,506	62,420,819
3.50%, 08/01/46	19,237	20,536,717
3.50%, 09/01/46	14,169	15,485,922
3.50%, 10/01/46	21,011	22,563,980
3.50%, 11/01/46	27,125	29,174,181
3.50%, 12/01/46	115,962	125,926,251
3.50%, 01/01/47	62,935	68,161,109
3.50%, 02/01/47	31,096	33,231,425
3.50%, 03/01/47	574	606,785
3.50%, 04/01/47	29,011	31,327,811
3.50%, 05/01/47	27,754	30,376,532
3.50%, 06/01/47	25,470	27,328,330
3.50%, 07/01/47	28,858	31,605,887
3.50%, 08/01/47	38,033	40,555,238
3.50%, 09/01/47	12,275	12,989,657
3.50%, 10/01/47	28,175	30,419,627
3.50%, 11/01/47	40,231	43,401,891
3.50%, 12/01/47	38,932	41,164,483
3.50%, 01/01/48	41,121	44,021,732
3.50%, 02/01/48	92,960	99,584,183
3.50%, 03/01/48	6,824	7,221,393
3.50%, 04/01/48	29,247	31,203,813
3.50%, 05/01/48	3,855	4,279,595
3.50%, 06/01/48	9,860	10,407,502
3.50%, 07/01/48	6,344	6,735,385
3.50%, 11/01/48	6,914	7,305,552
3.50%, 02/01/49	476	501,597
3.50%, 03/01/49	1,547	1,669,763
3.50%, 04/01/49	4,759	5,199,033
3.50%, 05/01/49	3,762	4,081,818
3.50%, 06/01/49	37,436	40,839,521
3.50%, 07/01/49	56,598	59,904,275
3.50%, 09/01/49	795	856,825
3.50%, 11/01/49	7,509	7,907,195
3.50%, 02/01/50	36,549	38,487,523
3.50%, 03/01/50	13,752	14,481,069
3.50%, 04/01/50	104,240	112,198,189
3.50%, 05/01/50	20,719	21,968,710
3.50%, 12/14/50(h)	343,869	362,701,199
3.51%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	429	444,891
4.00%, 10/01/25	2,545	2,704,675
4.00%, 11/01/25	191	202,250
4.00%, 03/01/26	725	770,645
4.00%, 06/01/26	1,001	1,063,739
4.00%, 09/01/26	392	417,089
4.00%, 12/01/30	2,109	2,289,900
4.00%, 01/01/31	756	820,754
4.00%, 02/01/31	590	640,236
4.00%, 10/01/31	2,463	2,674,278
4.00%, 02/01/32	3,031	3,291,263
4.00%, 07/01/32	13,142	13,965,422
4.00%, 05/01/33	13,953	14,813,005
4.00%, 06/01/33	2,350	2,494,413
4.00%, 07/01/33	4,620	4,904,782
4.00%, 12/01/33	31,521	33,493,661
4.00%, 12/16/35(h)	27,190	28,850,077
4.00%, 06/01/38	8,306	8,878,678

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/40	$43	$47,599
4.00%, 03/01/42	5,010	5,522,440
4.00%, 06/01/42	3,061	3,373,377
4.00%, 07/01/42	101	113,786
4.00%, 09/01/43	169	189,177
4.00%, 10/01/43	162	178,607
4.00%, 04/01/44	72	79,643
4.00%, 05/01/44	4,863	5,450,235
4.00%, 06/01/44	8,366	9,236,138
4.00%, 10/01/44	3,443	3,787,979
4.00%, 12/01/44	18,457	20,410,534
4.00%, 01/01/45	25,631	28,228,707
4.00%, 02/01/45	64,647	71,875,010
4.00%, 03/01/45	12,590	13,882,211
4.00%, 05/01/45	20,790	23,312,104
4.00%, 06/01/45	11,314	12,455,887
4.00%, 07/01/45	1,164	1,280,790
4.00%, 08/01/45	1,052	1,158,235
4.00%, 09/01/45	1,485	1,611,153
4.00%, 11/01/45	440	479,094
4.00%, 12/01/45	1,648	1,822,904
4.00%, 01/01/46	1,957	2,131,780
4.00%, 02/01/46	2,874	3,124,352
4.00%, 03/01/46	4,492	4,879,595
4.00%, 04/01/46	8,745	9,540,161
4.00%, 05/01/46	17,287	19,089,767
4.00%, 06/01/46	34,453	38,597,362
4.00%, 07/01/46	46,891	51,417,440
4.00%, 08/01/46	10,629	11,570,257
4.00%, 09/01/46	303	328,770
4.00%, 10/01/46	8,851	9,705,589
4.00%, 11/01/46	2,575	2,914,907
4.00%, 01/01/47	40	43,322
4.00%, 02/01/47	7,163	7,802,882
4.00%, 03/01/47	4,871	5,411,257
4.00%, 04/01/47	16,827	18,233,536
4.00%, 05/01/47	10,030	11,047,297
4.00%, 06/01/47	27,332	29,982,021
4.00%, 07/01/47	53,251	57,525,015
4.00%, 08/01/47	40,215	43,593,661
4.00%, 09/01/47	48,243	52,071,137
4.00%, 10/01/47	26,851	29,806,578
4.00%, 11/01/47	21,589	23,153,454
4.00%, 12/01/47	29,945	32,126,761
4.00%, 01/01/48	4,879	5,243,769
4.00%, 02/01/48	62,529	67,058,665
4.00%, 04/01/48	81,701	87,443,379
4.00%, 05/01/48	122	132,201
4.00%, 07/01/48	10,488	11,223,818
4.00%, 09/01/48	10,051	10,756,888
4.00%, 10/01/48	25,907	27,808,256
4.00%, 11/01/48	19,727	21,020,697
4.00%, 01/01/49	8,510	9,225,212
4.00%, 02/01/49	10,272	11,003,553
4.00%, 03/01/49	24,529	26,345,656
4.00%, 04/01/49	25,623	28,160,464
4.00%, 05/01/49	19,513	21,441,699
4.00%, 06/01/49	51,444	56,153,473
4.00%, 07/01/49	31,147	34,294,549
4.00%, 08/01/49	49,014	52,613,230

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/49	$3,172	$3,512,453
4.00%, 11/01/49	24,079	25,790,006
4.00%, 12/01/49	13,026	13,880,930
4.00%, 02/01/50	2,450	2,610,851
4.00%, 05/01/50	21,885	23,600,717
4.00%, 06/01/50	27,820	30,001,567
4.00%, 12/14/50(h)	452,976	483,251,077
4.50%, 10/01/24	445	465,870
4.50%, 02/01/25	200	209,858
4.50%, 04/01/25	213	224,369
4.50%, 06/01/25	1,146	1,209,542
4.50%, 08/01/31	2,155	2,359,261
4.50%, 08/01/34	1,390	1,518,341
4.50%, 09/01/40	5,616	6,289,014
4.50%, 12/01/40	3,051	3,416,874
4.50%, 01/01/41	6,858	7,679,918
4.50%, 05/01/41	4,371	4,891,577
4.50%, 06/01/41	23,025	25,963,546
4.50%, 08/01/41	8,481	9,483,478
4.50%, 09/01/41	2,766	3,092,516
4.50%, 01/01/42	2,970	3,321,853
4.50%, 09/01/42	2,692	3,024,888
4.50%, 08/01/43	4,059	4,524,883
4.50%, 12/01/43	110	127,271
4.50%, 03/01/44	27	29,589
4.50%, 04/01/44	8,343	9,302,473
4.50%, 06/01/44	1,592	1,780,600
4.50%, 12/01/44	600	668,824
4.50%, 02/01/45	3,193	3,564,706
4.50%, 08/01/45	4,208	4,699,873
4.50%, 10/01/45	716	816,831
4.50%, 11/01/45	205	229,818
4.50%, 12/01/45	1,540	1,724,989
4.50%, 01/01/46	242	271,382
4.50%, 02/01/46	16,222	18,165,249
4.50%, 03/01/46	2,759	3,087,603
4.50%, 04/01/46	494	560,925
4.50%, 05/01/46	384	425,595
4.50%, 06/01/46	10	10,670
4.50%, 07/01/46	225	248,606
4.50%, 08/01/46	4,805	5,335,824
4.50%, 09/01/46	1,369	1,576,916
4.50%, 10/01/46	2,184	2,443,937
4.50%, 01/01/47	1,109	1,227,724
4.50%, 02/01/47	330	361,782
4.50%, 03/01/47	4,117	4,560,088
4.50%, 04/01/47	12,970	14,380,471
4.50%, 06/01/47	7,727	8,521,870
4.50%, 07/01/47	67	72,869
4.50%, 08/01/47	431	483,698
4.50%, 10/01/47	14,240	15,812,632
4.50%, 01/01/48	33,837	36,990,172
4.50%, 02/01/48	2,316	2,573,850
4.50%, 03/01/48	14,687	16,066,315
4.50%, 04/01/48	7,187	7,914,876
4.50%, 05/01/48	16,728	18,224,251
4.50%, 06/01/48	7,992	8,873,713
4.50%, 07/01/48	7,058	7,706,599
4.50%, 08/01/48	23,067	25,495,209
4.50%, 09/01/48	751	819,240

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/48	$39,516	$43,077,822
4.50%, 11/01/48	15,503	16,870,659
4.50%, 12/01/48	56,335	61,636,005
4.50%, 01/01/49	17,429	18,926,839
4.50%, 02/01/49	28,481	30,972,193
4.50%, 03/01/49	1,757	1,984,169
4.50%, 04/01/49	34,012	37,585,464
4.50%, 05/01/49	36,421	39,486,702
4.50%, 07/01/49	1,742	1,945,784
4.50%, 08/01/49	13,338	14,501,784
5.00%, 07/01/23	288	299,944
5.00%, 12/01/23	169	172,701
5.00%, 09/01/33	169	193,417
5.00%, 11/01/33	4,706	5,381,175
5.00%, 06/01/35	236	271,112
5.00%, 10/01/35	67	76,454
5.00%, 12/01/36	70	79,781
5.00%, 05/01/39	54	62,034
5.00%, 06/01/39	984	1,124,564
5.00%, 12/01/39	159	181,563
5.00%, 01/01/40	4	4,668
5.00%, 03/01/40	2,573	2,929,200
5.00%, 04/01/40	434	494,600
5.00%, 05/01/40	30	33,899
5.00%, 06/01/40	289	330,172
5.00%, 07/01/40	2,652	3,019,490
5.00%, 08/01/40	2,078	2,397,744
5.00%, 09/01/40	14	15,549
5.00%, 10/01/40	50	56,605
5.00%, 04/01/41	993	1,132,544
5.00%, 05/01/41	4,843	5,514,009
5.00%, 06/01/41	1,185	1,349,236
5.00%, 08/01/41	2,201	2,517,137
5.00%, 10/01/41	5,673	6,461,704
5.00%, 01/01/42	24,828	28,268,415
5.00%, 05/01/42	11,219	12,772,899
5.00%, 09/01/47	1,070	1,182,783
5.00%, 02/01/48	7,732	8,576,035
5.00%, 03/01/48	3,379	3,762,759
5.00%, 04/01/48	7,376	8,197,564
5.00%, 05/01/48	4,787	5,332,487
5.00%, 07/01/48	8,349	9,322,887
5.00%, 08/01/48	10,758	12,076,557
5.00%, 09/01/48	5,312	5,903,405
5.00%, 01/01/49	470	522,429
5.00%, 04/01/49	21,600	24,132,501
5.00%, 05/01/49	105	117,190
5.00%, 06/01/49	753	837,503
5.00%, 09/01/49	267	306,360
5.00%, 10/01/49	801	894,563
5.50%, 05/01/33	1,808	2,101,500
5.50%, 11/01/33	3,638	4,235,880
5.50%, 09/01/34	5,228	6,106,901
5.50%, 09/01/36	400	464,119
5.50%, 03/01/38	338	394,596
5.50%, 06/01/38	8,872	10,415,554
5.50%, 11/01/38	730	860,017
5.50%, 07/01/40	2,033	2,378,474
5.50%, 09/01/41	55,354	64,870,432
5.50%, 01/01/47	4,535	5,314,391

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 12/01/48	$813	$903,554
6.00%, 03/01/34	2,869	3,367,337
6.00%, 05/01/34	278	327,380
6.00%, 08/01/34	479	564,756
6.00%, 11/01/34	154	181,074
6.00%, 09/01/36	798	948,615
6.00%, 08/01/37	1,911	2,255,691
6.00%, 03/01/38	500	591,593
6.00%, 05/01/38	274	324,085
6.00%, 09/01/38	209	247,757
6.00%, 06/01/39	4,177	4,944,609
6.00%, 10/01/39	274	325,178
6.00%, 07/01/41	2,400	2,844,834
6.00%, 02/01/49	11,382	13,489,839
6.50%, 08/01/36	33	40,559
6.50%, 09/01/36	313	377,476
6.50%, 10/01/36	45	54,068
6.50%, 12/01/36	43	51,145
6.50%, 07/01/37	78	94,238
6.50%, 08/01/37	3,180	3,784,355
6.50%, 10/01/37	132	160,519
6.50%, 11/01/37	31	37,586
6.50%, 12/01/37	914	1,093,585
6.50%, 06/01/38	42	48,873
6.50%, 10/01/39	943	1,148,455
6.50%, 05/01/40	30	36,661
7.00%, 04/01/37	1,185	1,457,461

		23,019,757,914

U.S. Government Agency Obligations — 1.0%
Federal Farm Credit Banks Funding Corp., 2.85%, 09/20/21	830	846,559
Federal Home Loan Banks
0.50%, 04/14/25	7,000	7,035,560
1.38%, 02/18/21	1,700	1,704,318
1.50%, 08/15/24	1,000	1,045,310
1.88%, 12/11/20	1,350	1,350,607
1.88%, 06/11/21	1,000	1,008,240
1.88%, 11/29/21	1,600	1,627,504
2.00%, 09/09/22	2,000	2,064,980
2.13%, 03/10/23	290	302,325
2.13%, 12/14/29	9,070	9,967,658
2.50%, 12/08/23	1,000	1,066,160
2.50%, 12/10/27	5,000	5,582,350
2.63%, 12/10/21	700	717,591
2.75%, 12/13/24	250	273,340
2.88%, 09/13/24	1,000	1,095,670
3.00%, 09/10/21	30,000	30,673,200
3.00%, 12/09/22	30,510	32,162,727
3.13%, 06/13/25	27,980	31,331,724
3.25%, 11/16/28	1,470	1,751,123
3.63%, 06/11/21	7,515	7,650,195
5.50%, 07/15/36	15,700	24,354,625
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	3,080	3,078,460
2.38%, 02/16/21	16,205	16,281,974
2.38%, 01/13/22	76,003	77,907,635
2.75%, 06/19/23	6,935	7,381,545
6.25%, 07/15/32	73,423	113,816,663
6.75%, 09/15/29	1,070	1,598,024
6.75%, 03/15/31	25,820	39,820,379

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Association
0.25%, 07/10/23	$146,600	$146,665,970
0.50%, 06/17/25	25,000	25,089,750
0.63%, 04/22/25	5,000	5,050,400
0.88%, 08/05/30	17,530	17,176,946
1.25%, 05/06/21	50	50,240
1.38%, 02/26/21	6,380	6,398,693
1.38%, 10/07/21	2,500	2,526,750
1.63%, 01/07/25	5,900	6,201,372
1.75%, 07/02/24	11,550	12,154,180
1.88%, 04/05/22	13,780	14,099,834
1.88%, 09/24/26	1,225	1,316,606
2.00%, 01/05/22	41,140	41,975,142
2.00%, 10/05/22	6,400	6,614,144
2.38%, 01/19/23	1,065	1,114,352
2.50%, 02/05/24	200	214,114
2.63%, 01/11/22	17,730	18,221,830
2.63%, 09/06/24	39,730	43,244,118
2.75%, 06/22/21	12,605	12,787,142
2.88%, 09/12/23	5,000	5,365,750
5.63%, 07/15/37	750	1,196,093
6.25%, 05/15/29	9,550	13,677,796
6.63%, 11/15/30	20,180	30,653,016
7.25%, 05/15/30	6,826	10,632,109
Tennessee Valley Authority
1.88%, 08/15/22	600	616,848
3.50%, 12/15/42	525	658,387
4.63%, 09/15/60	1,000	1,549,040
4.88%, 01/15/48	8,035	12,200,826
5.25%, 09/15/39	3,287	4,963,962
5.88%, 04/01/36	3,095	4,757,324
7.13%, 05/01/30	3,556	5,426,598
Series B, 4.70%, 07/15/33	1,500	2,050,410

		878,146,188

U.S. Government Obligations — 37.3%
U.S. Treasury Note/Bond
0.13%, 05/31/22	57,100	57,088,848
0.13%, 06/30/22	117,800	117,767,789
0.13%, 07/31/22	1,100	1,099,613
0.13%, 08/31/22	20,400	20,392,031
0.13%, 09/30/22	27,800	27,789,141
0.13%, 10/31/22	43,300	43,279,703
0.13%, 11/30/22	12,600	12,594,094
0.13%, 05/15/23	34,000	33,968,125
0.25%, 04/15/23	11,000	11,023,203
0.25%, 06/15/23	17,000	17,033,203
0.25%, 05/31/25	34,000	33,896,406
0.25%, 06/30/25	134,100	133,607,602
0.25%, 07/31/25	184,800	184,078,125
0.25%, 08/31/25	224,900	223,933,634
0.25%, 09/30/25	109,600	109,077,688
0.25%, 10/31/25(c)	161,300	160,480,899
0.38%, 03/31/22	32,500	32,605,371
0.38%, 11/30/25	190,000	190,133,595
0.38%, 07/31/27	162,800	160,688,687
0.38%, 09/30/27	198,000	195,060,937
0.50%, 03/15/23	13,200	13,302,094
0.50%, 04/30/27	103,800	103,508,063
0.50%, 05/31/27	178,600	177,958,156
0.50%, 06/30/27	190,000	189,228,125

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 08/31/27	$199,700	$198,576,687
0.50%, 10/31/27	131,600	130,633,563
0.63%, 03/31/27	55,600	55,912,750
0.63%, 11/30/27	135,500	135,584,688
0.63%, 05/15/30	314,100	308,701,406
0.63%, 08/15/30	510,500	500,529,297
0.88%, 11/15/30	150,000	150,445,312
1.13%, 02/28/22	16,000	16,199,375
1.13%, 02/28/25	30,000	31,047,656
1.13%, 02/28/27	14,000	14,519,531
1.13%, 05/15/40	155,100	149,186,812
1.13%, 08/15/40	274,800	263,636,250
1.25%, 07/31/23	65,600	67,475,750
1.25%, 08/31/24	141,550	146,813,891
1.25%, 05/15/50(c)	285,500	263,373,750
1.38%, 10/15/22	305,100	312,072,011
1.38%, 02/15/23	10,000	10,267,188
1.38%, 06/30/23	84,500	87,127,422
1.38%, 08/31/23	92,000	95,018,750
1.38%, 09/30/23	77,800	80,431,829
1.38%, 08/31/26	12,500	13,149,414
1.38%, 11/15/40	50,000	50,070,313
1.38%, 08/15/50	316,500	301,218,984
1.50%, 01/31/22	198,600	201,765,187
1.50%, 08/15/22	83,850	85,785,756
1.50%, 09/15/22	65,100	66,666,469
1.50%, 02/28/23	83,653	86,156,055
1.50%, 03/31/23	94,500	97,438,359
1.50%, 09/30/24	135,000	141,380,860
1.50%, 10/31/24	136,300	142,859,437
1.50%, 11/30/24	227,950	239,062,562
1.50%, 08/15/26	433,000	458,540,237
1.50%, 01/31/27	100,000	106,015,625
1.50%, 02/15/30	25,485	27,097,723
1.63%, 12/31/21	4,000	4,065,000
1.63%, 08/15/22	101,691	104,249,164
1.63%, 08/31/22	118,500	121,550,450
1.63%, 11/15/22	93,181	95,863,593
1.63%, 12/15/22	39,100	40,269,946
1.63%, 04/30/23	14,500	15,009,766
1.63%, 05/31/23	100,650	104,306,426
1.63%, 02/15/26	200,890	213,712,433
1.63%, 05/15/26	230,000	244,950,000
1.63%, 09/30/26	24,500	26,130,781
1.63%, 10/31/26	234,000	249,630,470
1.63%, 11/30/26	31,200	33,293,813
1.63%, 08/15/29	94,000	100,976,563
1.63%, 11/15/50	88,000	89,072,500
1.75%, 02/28/22(c)	83,525	85,208,551
1.75%, 03/31/22	152,200	155,481,812
1.75%, 04/30/22	87,275	89,265,961
1.75%, 05/15/22	162,435	166,229,381
1.75%, 05/31/22	274,300	280,911,058
1.75%, 06/15/22	74,300	76,134,281
1.75%, 06/30/22	134,700	138,114,855
1.75%, 07/15/22	174,150	178,673,818
1.75%, 09/30/22	247,700	254,966,512
1.75%, 01/31/23	98,040	101,417,785
1.75%, 05/15/23	165,904	172,345,742
1.75%, 06/30/24	174,000	183,406,875

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 07/31/24	$156,850	$165,476,750
1.75%, 12/31/24	246,900	261,617,556
1.75%, 12/31/26(c)	25,200	27,097,875
1.75%, 11/15/29(c)	4,500	4,886,719
1.88%, 01/31/22	383,000	390,779,687
1.88%, 03/31/22	200,400	205,034,250
1.88%, 04/30/22	295,175	302,427,541
1.88%, 05/31/22	151,000	154,916,562
1.88%, 07/31/22	229,000	235,574,805
1.88%, 08/31/22	174,500	179,741,816
1.88%, 09/30/22	258,400	266,545,657
1.88%, 10/31/22	228,200	235,705,642
1.88%, 08/31/24	90,000	95,456,250
1.88%, 06/30/26	5,000	5,396,875
1.88%, 07/31/26	9,500	10,260,742
2.00%, 12/31/21	79,500	81,108,633
2.00%, 07/31/22	137,000	141,211,680
2.00%, 10/31/22	169,400	175,381,937
2.00%, 11/30/22	175,700	182,165,212
2.00%, 02/15/23	61,920	64,420,988
2.00%, 04/30/24	290,500	308,088,869
2.00%, 05/31/24	228,750	242,903,906
2.00%, 06/30/24	116,200	123,526,047
2.00%, 02/15/25	207,418	222,212,738
2.00%, 08/15/25	371,715	400,580,993
2.00%, 11/15/26	141,000	153,557,812
2.00%, 02/15/50	199,800	220,529,250
2.13%, 12/31/21	113,000	115,440,976
2.13%, 05/15/22	127,700	131,381,352
2.13%, 06/30/22	149,300	153,959,793
2.13%, 12/31/22	94,600	98,465,297
2.13%, 11/30/23	83,200	88,029,500
2.13%, 02/29/24	89,950	95,522,684
2.13%, 03/31/24	214,000	227,558,907
2.13%, 07/31/24	261,009	278,953,369
2.13%, 09/30/24	100,000	107,117,188
2.13%, 11/30/24	90,000	96,630,469
2.13%, 05/15/25	265,800	287,064,000
2.13%, 05/31/26	28,500	31,138,477
2.25%, 04/15/22	253,600	260,960,344
2.25%, 12/31/23	236,930	251,904,718
2.25%, 01/31/24	188,700	200,906,531
2.25%, 04/30/24	145,700	155,762,406
2.25%, 11/15/24	234,966	253,304,363
2.25%, 12/31/24	92,700	100,123,243
2.25%, 11/15/25	119,079	130,112,414
2.25%, 03/31/26	9,000	9,876,094
2.25%, 02/15/27	37,706	41,715,098
2.25%, 08/15/27	176,750	196,302,969
2.25%, 11/15/27	292,450	325,442,016
2.25%, 08/15/46	109,860	127,180,116
2.25%, 08/15/49	161,100	187,278,750
2.38%, 03/15/22	59,900	61,629,145
2.38%, 01/31/23	69,000	72,299,063
2.38%, 02/29/24	159,500	170,689,922
2.38%, 08/15/24	259,717	280,169,714
2.38%, 04/30/26	17,500	19,341,602
2.38%, 05/15/27	5,600	6,254,063
2.38%, 05/15/29	104,000	117,991,250
2.38%, 11/15/49	259,400	309,577,687

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.50%, 01/15/22	$123,050	$126,323,322
2.50%, 02/15/22	245,550	252,580,786
2.50%, 03/31/23	72,000	75,915,000
2.50%, 08/15/23	147,811	157,106,927
2.50%, 01/31/24	44,500	47,733,203
2.50%, 05/15/24	461,150	497,285,428
2.50%, 02/28/26	21,900	24,295,313
2.50%, 02/15/45	52,824	63,834,503
2.50%, 02/15/46	163,800	198,377,156
2.50%, 05/15/46	108,517	131,492,084
2.63%, 12/15/21	68,500	70,274,043
2.63%, 02/28/23	70,000	73,860,938
2.63%, 06/30/23	70,000	74,424,219
2.63%, 03/31/25	5,000	5,499,219
2.63%, 12/31/25	46,500	51,767,578
2.63%, 01/31/26	41,300	46,036,594
2.63%, 02/15/29	161,591	186,183,130
2.75%, 04/30/23	65,918	70,022,320
2.75%, 05/31/23	63,562	67,643,872
2.75%, 07/31/23	74,500	79,604,414
2.75%, 08/31/23	187,765	200,981,897
2.75%, 11/15/23	91,760	98,699,350
2.75%, 02/15/24	75,565	81,722,367
2.75%, 02/28/25	90,500	99,882,305
2.75%, 06/30/25	221,900	246,343,672
2.75%, 08/31/25	183,108	203,879,314
2.75%, 02/15/28	293,702	337,803,191
2.75%, 08/15/42	106,523	133,802,875
2.75%, 11/15/42	118,580	148,873,484
2.75%, 08/15/47	261,000	332,000,156
2.75%, 11/15/47	61,500	78,326,016
2.88%, 09/30/23	90,000	96,841,407
2.88%, 10/31/23	81,600	87,981,375
2.88%, 11/30/23	180,200	194,672,312
2.88%, 04/30/25(c)	41,000	45,615,703
2.88%, 05/31/25	146,800	163,555,844
2.88%, 07/31/25	183,900	205,536,984
2.88%, 11/30/25	29,000	32,602,344
2.88%, 05/15/28	252,994	294,105,525
2.88%, 08/15/28	113,550	132,356,719
2.88%, 05/15/43	90,184	115,520,068
2.88%, 08/15/45	206,125	265,740,215
2.88%, 11/15/46	34,000	44,056,563
2.88%, 05/15/49	42,000	55,033,125
3.00%, 09/30/25	173,100	195,075,587
3.00%, 10/31/25	127,600	144,018,532
3.00%, 05/15/42	56,050	73,075,188
3.00%, 11/15/44	99,727	130,782,611
3.00%, 05/15/45	121,400	159,584,094
3.00%, 11/15/45	119,100	157,007,297
3.00%, 02/15/47	55,000	72,935,156
3.00%, 05/15/47	219,118	290,879,145
3.00%, 02/15/48	98,550	131,240,883
3.00%, 08/15/48	91,800	122,538,656
3.00%, 02/15/49	19,300	25,831,844
3.13%, 11/15/28	187,515	222,849,858
3.13%, 11/15/41	53,900	71,442,766
3.13%, 02/15/42	65,600	87,166,000
3.13%, 02/15/43	58,700	78,061,828
3.13%, 08/15/44	60,519	80,877,970

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.13%, 05/15/48	$51,150	$69,667,898
3.38%, 05/15/44	84,200	116,722,250
3.38%, 11/15/48	45,550	64,922,984
3.50%, 02/15/39	4,000	5,503,125
3.63%, 08/15/43	89,600	128,240,000
3.63%, 02/15/44	83,950	120,442,016
3.75%, 08/15/41	72,000	103,657,500
3.75%, 11/15/43	36,600	53,378,813
3.88%, 08/15/40	70,516	102,424,490
4.25%, 05/15/39	26,040	39,137,306
4.25%, 11/15/40	19,889	30,296,541
4.38%, 02/15/38	7,000	10,536,094
4.38%, 11/15/39	50,933	78,038,906
4.38%, 05/15/40	40,403	62,195,368
4.38%, 05/15/41	35,949	55,844,525
4.50%, 02/15/36	33,785	50,181,283
4.50%, 08/15/39	50,207	77,789,471
4.63%, 02/15/40	45,950	72,579,461
4.75%, 02/15/37	13,077	20,177,402
4.75%, 02/15/41	91,158	147,618,986
5.00%, 05/15/37	16,108	25,556,349
5.25%, 11/15/28	102,377	138,640,853
5.25%, 02/15/29	186,690	254,394,295
5.38%, 02/15/31	98,671	142,795,438
5.50%, 08/15/28	97,000	132,283,750
6.00%, 02/15/26	43,968	56,598,495
6.13%, 11/15/27	3,165	4,360,282
6.13%, 08/15/29	16,600	24,191,906
6.25%, 05/15/30(c)	6,853	10,282,712
6.38%, 08/15/27	33,580	46,424,350
6.50%, 11/15/26	26,950	36,458,297
6.63%, 02/15/27	31,800	43,687,735
6.75%, 08/15/26	38,500	52,137,422
6.88%, 08/15/25	6,265	8,167,504
7.13%, 02/15/23	41,900	48,299,571
7.25%, 08/15/22(c)	125,500	140,628,633
7.50%, 11/15/24(c)	51,650	66,374,285
7.63%, 11/15/22(c)	12,000	13,746,563
7.63%, 02/15/25	23,817	31,112,817

		31,181,339,830

Total U.S. Government Agency Obligations — 65.9% (Cost: $52,499,891,001)		55,079,243,932

Short-Term Investments

Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(i)(j)(k)	7,084,925	7,089,175,899

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(i)(j)(l)	576,012	576,011,703

		7,665,187,602

Total Short-Term Investments — 9.2% (Cost: $7,664,319,644)		7,665,187,602

Total Investments Before TBA Sales Commitments — 108.4% (Cost: $85,649,777,989)		90,558,341,980

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

TBA Sales Commitments

Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities
2.50%, 12/16/35(h)	(16,175)	$(16,820,105)
2.50%, 12/14/50(h)	(309,534)	(324,335,269)
3.00%, 12/16/35(h)	(4,300)	(4,501,810)
3.50%, 12/16/35(h)	(1,775)	(1,878,177)
3.50%, 12/14/50(h)	(24,050)	(25,367,113)
4.00%, 12/16/35(h)	(16,925)	(17,958,351)
4.00%, 12/14/50(h)	(15,000)	(16,002,539)

		(406,863,364)

Total TBA Sales Commitments — (0.5)% (Proceeds: $(405,653,097))		(406,863,364)

Total Investments, Net of TBA Sales Commitments — 107.9% (Cost: $85,244,124,892)		90,151,478,616

Other Assets, Less Liabilities — (7.9)%		(6,632,206,981)

Net Assets — 100.0%		$83,519,271,635

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,502,937,588	$2,590,680,001	(a)	$—	$(3,291,886)	$(1,149,804)	$7,089,175,899	7,084,925	$22,443,991		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	528,203,377	47,808,326	(a)	—	—	—	576,011,703	576,012	1,132,500	(b)	—

					$(3,291,886)	$(1,149,804)	$7,665,187,602		$23,576,491		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Core U.S. Aggregate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$12,659,357	$—	$12,659,357
Collaterized Mortgage Obligations	—	1,064,069,981	—	1,064,069,981
Corporate Bonds & Notes	—	23,831,405,976	—	23,831,405,976
Foreign Government Obligations	—	2,322,376,841	—	2,322,376,841
Municipal Debt Obligations	—	583,398,291	—	583,398,291
U.S. Government & Agency Obligations	—	55,079,243,932	—	55,079,243,932
Money Market Funds	7,665,187,602	—	—	7,665,187,602

	7,665,187,602	82,893,154,378	—	90,558,341,980

Liabilities
TBA Sales Commitments	—	(406,863,364)	—	(406,863,364)

	$7,665,187,602	$82,486,291,014	$—	$90,151,478,616

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SCA	Svenska Celluosa Aktiebolaget
TBA	To-Be-Announced